UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Fundamental Large Cap Core Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
26	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Amazon.com, Inc.	8.6
Facebook, Inc., Class A	5.1
Lennar Corp., A Shares	4.9
Apple, Inc.	4.4
Alphabet, Inc., Class A	4.4
Bank of America Corp.	4.2
Anheuser-Busch InBev SA, ADR	3.4
Polaris Industries, Inc.	3.3
Citigroup, Inc.	3.2
Cheniere Energy, Inc.	2.8
TOTAL	44.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	3.84	9.12	12.59	6.03	54.71	227.31
Class B	3.77	9.14	12.50	6.38	54.87	224.60
Class C	7.52	9.43	12.32	10.24	56.89	219.65
Class I1	9.56	10.53	13.51	11.77	64.98	255.07
Class R1[1,2]	8.87	9.82	12.76	11.42	59.75	232.35
Class R2[1,2]	9.12	10.09	13.10	11.55	61.73	242.52
Class R3[1,2]	8.99	9.94	12.86	11.48	60.62	235.22
Class R4[1,2]	9.40	10.37	13.26	11.67	63.74	247.28
Class R5[1,2]	9.62	10.58	13.52	11.79	65.37	255.44
Class R6[1,2]	9.67	10.65	13.49	11.82	65.89	254.61
Class NAV[1,2]	9.69	10.42	13.26	11.84	64.17	247.31
Index†	13.49	11.63	15.32	9.76	73.32	316.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020, and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.03	1.78	1.78	0.79	1.43	1.18	1.33	1.03	0.73	0.68	0.67
Net (%)	1.02	1.77	1.77	0.78	1.42	1.17	1.32	0.92	0.72	0.67	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-09	32,460	32,460	41,602
Class C3	4-30-09	31,965	31,965	41,602
Class I1	4-30-09	35,507	35,507	41,602
Class R1[1,2]	4-30-09	33,235	33,235	41,602
Class R2[1,2]	4-30-09	34,252	34,252	41,602
Class R3[1,2]	4-30-09	33,522	33,522	41,602
Class R4[1,2]	4-30-09	34,728	34,728	41,602
Class R5[1,2]	4-30-09	35,544	35,544	41,602
Class R6[1,2]	4-30-09	35,461	35,461	41,602
Class NAV[1,2]	4-30-09	34,731	34,731	41,602

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R1, Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11; Class NAV shares were first offered on 2-8-17. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs,
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,116.20	$5.40	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Class B	Actual expenses/actual returns	1,000.00	1,112.10	9.32	1.78%
	Hypothetical example	1,000.00	1,016.00	8.90	1.78%
Class C	Actual expenses/actual returns	1,000.00	1,112.10	9.32	1.78%
	Hypothetical example	1,000.00	1,016.00	8.90	1.78%
Class I	Actual expenses/actual returns	1,000.00	1,117.70	4.10	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Class R1	Actual expenses/actual returns	1,000.00	1,114.20	7.39	1.41%
	Hypothetical example	1,000.00	1,017.80	7.05	1.41%
Class R2	Actual expenses/actual returns	1,000.00	1,115.50	6.19	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class R3	Actual expenses/actual returns	1,000.00	1,114.80	6.87	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Class R4	Actual expenses/actual returns	1,000.00	1,116.70	4.83	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class R5	Actual expenses/actual returns	1,000.00	1,117.90	3.83	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class R6	Actual expenses/actual returns	1,000.00	1,118.20	3.57	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Class NAV	Actual expenses/actual returns	1,000.00	1,118.40	3.47	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	7

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 99.0%		$4,994,899,661
(Cost $3,762,468,876)
Communication services 17.8%		896,412,692
Entertainment 3.3%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,220,917	86,193,789
The Walt Disney Company	566,947	77,654,731
Interactive media and services 12.1%
Alphabet, Inc., Class A (A)	183,096	219,524,780
CarGurus, Inc. (A)	2,324,118	94,684,567
Facebook, Inc., Class A (A)	1,337,433	258,659,542
Twitter, Inc. (A)	952,269	38,005,056
Media 2.4%
Comcast Corp., Class A	1,574,115	68,521,226
Fox Corp., Class B (A)	1,381,013	53,169,001
Consumer discretionary 19.8%		998,195,767
Hotels, restaurants and leisure 0.5%
Marriott International, Inc., Class A	189,140	25,802,479
Household durables 6.4%
Lennar Corp., A Shares	4,764,434	247,893,501
Tempur Sealy International, Inc. (A)	1,188,993	73,004,170
Internet and direct marketing retail 9.6%
Amazon.com, Inc. (A)	226,246	435,867,442
eBay, Inc.	1,239,905	48,046,319
Leisure products 3.3%
Polaris Industries, Inc.	1,738,401	167,581,856
Consumer staples 8.4%		424,794,512
Beverages 5.4%
Anheuser-Busch InBev SA, ADR	1,955,604	173,931,420
Diageo PLC, ADR	223,162	37,634,040
PepsiCo, Inc.	496,496	63,576,313
Food and staples retailing 1.0%
Walmart, Inc.	473,088	48,652,370
Food products 2.0%
Danone SA	1,248,806	101,000,369
Energy 6.8%		342,218,399
Energy equipment and services 3.5%
Baker Hughes, a GE Company	3,608,535	86,677,011
Schlumberger, Ltd.	2,055,136	87,713,204
8	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 3.3%
Cheniere Energy, Inc. (A)	2,219,044	$142,795,481
Kinder Morgan, Inc.	1,259,824	25,032,703
Financials 16.7%		841,699,410
Banks 10.8%
Bank of America Corp.	6,893,053	210,789,561
Citigroup, Inc.	2,306,127	163,043,179
First Republic Bank	335,210	35,404,880
JPMorgan Chase & Co.	668,882	77,623,756
Wells Fargo & Company	1,206,534	58,408,311
Capital markets 3.8%
Morgan Stanley	2,512,489	121,227,594
The Goldman Sachs Group, Inc.	334,167	68,811,669
Consumer finance 2.1%
American Express Company	464,839	54,493,076
Synchrony Financial	1,496,896	51,897,384
Health care 8.0%		404,355,017
Biotechnology 2.6%
Amgen, Inc.	229,393	41,134,753
Biogen, Inc. (A)	150,221	34,436,662
Gilead Sciences, Inc.	821,409	53,424,441
Health care equipment and supplies 2.1%
Danaher Corp.	431,960	57,208,782
Zimmer Biomet Holdings, Inc.	387,020	47,665,383
Health care providers and services 0.9%
UnitedHealth Group, Inc.	206,436	48,114,039
Pharmaceuticals 2.4%
Allergan PLC	558,154	82,048,638
Bristol-Myers Squibb Company	868,454	40,322,319
Industrials 6.5%		327,612,864
Aerospace and defense 1.1%
United Technologies Corp.	369,938	52,756,858
Industrial conglomerates 2.4%
General Electric Company	12,093,406	122,989,939
Machinery 1.1%
Caterpillar, Inc.	355,306	49,536,763
Wabtec Corp.	64,953	4,811,069
Road and rail 1.9%
Union Pacific Corp.	550,826	97,518,235
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	9

	Shares	Value
Information technology 13.1%		$661,267,294
IT services 1.2%
Visa, Inc., Class A	368,640	60,615,475
Semiconductors and semiconductor equipment 2.4%
Analog Devices, Inc.	499,312	58,040,027
Broadcom, Inc.	111,749	35,580,882
NVIDIA Corp.	160,634	29,074,754
Software 5.1%
Adobe, Inc. (A)	48,920	14,150,110
Autodesk, Inc. (A)	84,283	15,020,073
Microsoft Corp.	854,543	111,603,316
salesforce.com, Inc. (A)	81,265	13,437,168
Workday, Inc., Class A (A)	494,466	101,677,044
Technology hardware, storage and peripherals 4.4%
Apple, Inc.	1,106,635	222,068,445
Real estate 1.9%		98,343,706
Equity real estate investment trusts 1.9%
American Tower Corp.	503,552	98,343,706

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$57,952,000
(Cost $57,952,000)
U.S. Government Agency 0.2%				12,614,000
Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	4,946,000	4,946,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	7,668,000	7,668,000

	Par value^	Value
Repurchase agreement 0.9%		45,338,000
Barclays Tri-Party Repurchase Agreement dated 4-30-19 at 2.700% to be repurchased at $44,505,338 on 5-1-19, collateralized by $44,952,289 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $45,395,511, including interest)	44,502,000	44,502,000
Repurchase Agreement with State Street Corp. dated 4-30-19 at 1.300% to be repurchased at $836,030 on 5-1-19, collateralized by $845,000 U.S. Treasury Notes, 2.625% due 7-15-21 (valued at $857,363, including interest)	836,000	836,000

Total investments (Cost $3,820,420,876) 100.1%	$5,052,851,661
Other assets and liabilities, net (0.1%)	(6,715,415)
Total net assets 100.0%	$5,046,136,246

10	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $3,846,056,931. Net unrealized appreciation aggregated to $1,206,794,730, of which $1,370,447,237 related to gross unrealized appreciation and $163,652,507 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,820,420,876)	$5,052,851,661
Cash	991
Dividends and interest receivable	2,701,312
Receivable for fund shares sold	2,980,962
Other assets	332,534
Total assets	5,058,867,460
Liabilities
Payable for fund shares repurchased	8,569,578
Payable to affiliates
Investment management fees	2,490,938
Accounting and legal services fees	330,463
Transfer agent fees	251,270
Distribution and service fees	465,946
Trustees' fees	3,591
Other liabilities and accrued expenses	619,428
Total liabilities	12,731,214
Net assets	$5,046,136,246
Net assets consist of
Paid-in capital	$4,029,981,158
Total distributable earnings (loss)	1,016,155,088
Net assets	$5,046,136,246

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,590,121,695 ÷ 34,674,251 shares)[1]	$45.86
Class B ($9,666,298 ÷ 241,590 shares)[1]	$40.01
Class C ($161,309,214 ÷ 4,032,580 shares)[1]	$40.00
Class I ($857,288,927 ÷ 17,808,549 shares)	$48.14
Class R1 ($6,713,494 ÷ 141,869 shares)	$47.32
Class R2 ($1,659,765 ÷ 34,599 shares)	$47.97
Class R3 ($3,078,422 ÷ 64,782 shares)	$47.52
Class R4 ($1,471,951 ÷ 30,734 shares)	$47.89
Class R5 ($459,370 ÷ 9,522 shares)	$48.24
Class R6 ($441,768,456 ÷ 9,153,985 shares)	$48.26
Class NAV ($1,972,598,654 ÷ 40,892,963 shares)	$48.24
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$48.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$32,504,354
Non-cash dividends	4,998,511
Interest	1,176,236
Less foreign taxes withheld	(193,155)
Total investment income	38,485,946
Expenses
Investment management fees	14,577,811
Distribution and service fees	2,735,415
Accounting and legal services fees	567,339
Transfer agent fees	1,453,209
Trustees' fees	46,339
Custodian fees	266,674
State registration fees	97,919
Printing and postage	149,684
Professional fees	76,120
Other	98,006
Total expenses	20,068,516
Less expense reductions	(218,852)
Net expenses	19,849,664
Net investment income	18,636,282
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(199,912,599)
(199,912,599)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	718,256,771
718,256,771
Net realized and unrealized gain	518,344,172
Increase in net assets from operations	$536,980,454

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$18,636,282	$24,153,367
Net realized gain (loss)	(199,912,599)	541,525,649
Change in net unrealized appreciation (depreciation)	718,256,771	(702,291,788)
Increase (decrease) in net assets resulting from operations	536,980,454	(136,612,772)
Distributions to shareholders
From net investment income and net realized gain
Class A	(166,593,801)	(132,026,924)
Class B	(1,625,686)	(2,327,040)
Class C	(21,796,903)	(25,759,803)
Class I	(87,511,921)	(81,811,383)
Class R1	(794,580)	(704,687)
Class R2	(176,373)	(111,033)
Class R3	(333,868)	(293,106)
Class R4	(140,309)	(250,727)
Class R5	(48,849)	(204,671)
Class R6	(61,032,548)	(82,327,831)
Class NAV	(197,840,192)	(93,260,514)
Total distributions	(537,895,030)	(419,077,719)
From fund share transactions	(160,259,771)	677,416,626
Total increase (decrease)	(161,174,347)	121,726,135
Net assets
Beginning of period	5,207,310,593	5,085,584,458
End of period	$5,046,136,246	$5,207,310,593
14	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$46.66	$51.87	$42.42	$42.89	$39.44	$34.92
Net investment income[2]	0.13	0.16	0.24	0.23	0.16	0.16
Net realized and unrealized gain (loss) on investments	4.27	(1.10)	10.71	(0.07)	3.42	4.56
Total from investment operations	4.40	(0.94)	10.95	0.16	3.58	4.72
Less distributions
From net investment income	(0.13)	(0.26)	(0.19)	(0.12)	(0.13)	(0.20)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.20)	(4.27)	(1.50)	(0.63)	(0.13)	(0.20)
Net asset value, end of period	$45.86	$46.66	$51.87	$42.42	$42.89	$39.44
Total return (%)[3,4]	11.62 [5]	(2.20)	26.39	0.37	9.11	13.59
Ratios and supplemental data
Net assets, end of period (in millions)	$1,590	$1,511	$1,620	$1,519	$1,629	$1,541
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03 [6]	1.03	1.04	1.06	1.05	1.06
Expenses including reductions	1.03 [6]	1.02	1.04	1.05	1.04	1.06
Net investment income	0.48 [6]	0.32	0.51	0.57	0.40	0.43
Portfolio turnover (%)	15	47 [7]	54 [7]	20 [8]	22	21 [8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	15

CLASS B SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$41.42	$46.58	$38.34	$38.99	$36.01	$31.94
Net investment loss[2]	(0.02)	(0.18)	(0.09)	(0.06)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	3.68	(0.97)	9.64	(0.08)	3.11	4.18
Total from investment operations	3.66	(1.15)	9.55	(0.14)	2.98	4.07
Less distributions
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Net asset value, end of period	$40.01	$41.42	$46.58	$38.34	$38.99	$36.01
Total return (%)[3,4]	11.21 [5]	(2.93)	25.44	(0.37)	8.28	12.74
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$14	$29	$41	$65	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.78	1.79	1.81	1.80	1.81
Expenses including reductions	1.78 [6]	1.77	1.79	1.80	1.79	1.81
Net investment loss	(0.23) [6]	(0.40)	(0.21)	(0.17)	(0.34)	(0.31)
Portfolio turnover (%)	15	47 [7]	54 [7]	20 [8]	22	21 [8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
16	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$41.41	$46.57	$38.33	$38.98	$36.00	$31.93
Net investment loss[2]	(0.03)	(0.19)	(0.10)	(0.07)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	3.69	(0.96)	9.65	(0.07)	3.11	4.18
Total from investment operations	3.66	(1.15)	9.55	(0.14)	2.98	4.07
Less distributions
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Net asset value, end of period	$40.00	$41.41	$46.57	$38.33	$38.98	$36.00
Total return (%)[3,4]	11.21 [5]	(2.93)	25.44	(0.37)	8.28	12.75
Ratios and supplemental data
Net assets, end of period (in millions)	$161	$184	$303	$290	$314	$300
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.78	1.79	1.81	1.80	1.81
Expenses including reductions	1.78 [6]	1.77	1.79	1.80	1.79	1.81
Net investment loss	(0.25) [6]	(0.42)	(0.23)	(0.18)	(0.35)	(0.32)
Portfolio turnover (%)	15	47 [7]	54 [7]	20 [8]	22	21 [8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	17

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$48.78	$54.05	$44.13	$44.58	$40.97	$36.28
Net investment income[2]	0.19	0.29	0.40	0.36	0.27	0.26
Net realized and unrealized gain (loss) on investments	4.49	(1.15)	11.12	(0.08)	3.55	4.75
Total from investment operations	4.68	(0.86)	11.52	0.28	3.82	5.01
Less distributions
From net investment income	(0.25)	(0.40)	(0.29)	(0.22)	(0.21)	(0.32)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.32)	(4.41)	(1.60)	(0.73)	(0.21)	(0.32)
Net asset value, end of period	$48.14	$48.78	$54.05	$44.13	$44.58	$40.97
Total return (%)[3]	11.77 [4]	(1.97)	26.73	0.63	9.40	13.90
Ratios and supplemental data
Net assets, end of period (in millions)	$857	$846	$985	$1,665	$1,789	$880
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80 [5]	0.79	0.78	0.79	0.79	0.80
Expenses including reductions	0.78 [5]	0.78	0.78	0.78	0.78	0.79
Net investment income	0.74 [5]	0.56	0.82	0.84	0.65	0.68
Portfolio turnover (%)	15	47 [6]	54 [6]	20 [7]	22	21 [7]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
18	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$47.92	$53.16	$43.46	$43.98	$40.47	$35.85
Net investment income (loss)[2]	0.05	(0.03)	0.06	0.07	0.01	0.02
Net realized and unrealized gain (loss) on investments	4.42	(1.13)	10.98	(0.08)	3.50	4.69
Total from investment operations	4.47	(1.16)	11.04	(0.01)	3.51	4.71
Less distributions
From net investment income	—	(0.07)	(0.03)	—	— [3]	(0.09)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.07)	(4.08)	(1.34)	(0.51)	— [3]	(0.09)
Net asset value, end of period	$47.32	$47.92	$53.16	$43.46	$43.98	$40.47
Total return (%)[4]	11.42 [5]	(2.58)	25.90	(0.03)	8.67	13.18
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$9	$7	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42 [6]	1.41	1.43	1.45	1.44	1.45
Expenses including reductions	1.41 [6]	1.40	1.42	1.44	1.43	1.44
Net investment income (loss)	0.10 [6]	(0.07)	0.13	0.18	0.01	0.06
Portfolio turnover (%)	15	47 [7]	54 [7]	20 [8]	22	21 [8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	19

CLASS R2 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$48.51	$53.77	$43.93	$44.40	$40.84	$36.22
Net investment income[2]	0.10	0.12	0.18	0.18	0.11	0.11
Net realized and unrealized gain (loss) on investments	4.49	(1.18)	11.10	(0.08)	3.53	4.74
Total from investment operations	4.59	(1.06)	11.28	0.10	3.64	4.85
Less distributions
From net investment income	(0.06)	(0.19)	(0.13)	(0.06)	(0.08)	(0.23)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.13)	(4.20)	(1.44)	(0.57)	(0.08)	(0.23)
Net asset value, end of period	$47.97	$48.51	$53.77	$43.93	$44.40	$40.84
Total return (%)[3]	11.55 [4]	(2.36)	26.22	0.24	8.95	13.46
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18 [5]	1.18	1.18	1.20	1.19	1.19
Expenses including reductions	1.18 [5]	1.18	1.18	1.19	1.18	1.18
Net investment income	0.33 [5]	0.23	0.36	0.43	0.25	0.28
Portfolio turnover (%)	15	47 [6]	54 [6]	20 [7]	22	21 [7]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
20	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R3 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$48.08	$53.31	$43.57	$44.05	$40.52	$35.90
Net investment income[2]	0.07	0.04	0.09	0.12	0.05	0.06
Net realized and unrealized gain (loss) on investments	4.45	(1.14)	11.03	(0.08)	3.51	4.69
Total from investment operations	4.52	(1.10)	11.12	0.04	3.56	4.75
Less distributions
From net investment income	(0.01)	(0.12)	(0.07)	(0.01)	(0.03)	(0.13)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.08)	(4.13)	(1.38)	(0.52)	(0.03)	(0.13)
Net asset value, end of period	$47.52	$48.08	$53.31	$43.57	$44.05	$40.52
Total return (%)[3]	11.48 [4]	(2.46)	26.04	0.09	8.80	13.26
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31 [5]	1.28	1.33	1.34	1.32	1.35
Expenses including reductions	1.31 [5]	1.27	1.33	1.33	1.32	1.34
Net investment income	0.22 [5]	0.08	0.19	0.28	0.12	0.16
Portfolio turnover (%)	15	47 [6]	54 [6]	20 [7]	22	21 [7]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	21

CLASS R4 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$48.51	$53.76	$43.91	$44.37	$40.80	$36.12
Net investment income[2]	0.20	0.20	0.30	0.29	0.22	0.21
Net realized and unrealized gain (loss) on investments	4.43	(1.13)	11.09	(0.08)	3.52	4.73
Total from investment operations	4.63	(0.93)	11.39	0.21	3.74	4.94
Less distributions
From net investment income	(0.18)	(0.31)	(0.23)	(0.16)	(0.17)	(0.26)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.25)	(4.32)	(1.54)	(0.67)	(0.17)	(0.26)
Net asset value, end of period	$47.89	$48.51	$53.76	$43.91	$44.37	$40.80
Total return (%)[3]	11.67 [4]	(2.10)	26.53	0.47	9.21	13.76
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$4	$3	$2	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03 [5]	1.03	1.04	1.04	1.04	1.05
Expenses including reductions	0.92 [5]	0.92	0.93	0.93	0.93	0.94
Net investment income	0.76 [5]	0.39	0.61	0.69	0.51	0.54
Portfolio turnover (%)	15	47 [6]	54 [6]	20 [7]	22	21 [7]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
22	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$48.89	$54.14	$44.20	$44.64	$41.03	$36.31
Net investment income[2]	0.20	0.34	0.38	0.38	0.30	0.29
Net realized and unrealized gain (loss) on investments	4.49	(1.17)	11.18	(0.08)	3.54	4.75
Total from investment operations	4.69	(0.83)	11.56	0.30	3.84	5.04
Less distributions
From net investment income	(0.27)	(0.41)	(0.31)	(0.23)	(0.23)	(0.32)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.34)	(4.42)	(1.62)	(0.74)	(0.23)	(0.32)
Net asset value, end of period	$48.24	$48.89	$54.14	$44.20	$44.64	$41.03
Total return (%)[3]	11.79 [4]	(1.92)	26.77	0.68	9.44	13.96
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$2	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74 [6]	0.73	0.74	0.75	0.74	0.75
Expenses including reductions	0.73 [6]	0.72	0.73	0.74	0.73	0.74
Net investment income	0.79 [6]	0.64	0.77	0.90	0.71	0.74
Portfolio turnover (%)	15	47 [7]	54 [7]	20 [8]	22	21 [8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	23

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$48.91	$54.16	$44.21	$44.64	$41.04	$36.33
Net investment income[2]	0.23	0.34	0.28	0.40	0.31	0.32
Net realized and unrealized gain (loss) on investments	4.49	(1.15)	11.31	(0.07)	3.55	4.74
Total from investment operations	4.72	(0.81)	11.59	0.33	3.86	5.06
Less distributions
From net investment income	(0.30)	(0.43)	(0.33)	(0.25)	(0.26)	(0.35)
From net realized gain	(5.07)	(4.01)	(1.31)	(0.51)	—	—
Total distributions	(5.37)	(4.44)	(1.64)	(0.76)	(0.26)	(0.35)
Net asset value, end of period	$48.26	$48.91	$54.16	$44.21	$44.64	$41.04
Total return (%)[3]	11.82 [4]	(1.85)	26.86	0.76	9.49	14.02
Ratios and supplemental data
Net assets, end of period (in millions)	$442	$963	$975	$12	$10	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68 [5]	0.68	0.69	0.70	0.70	0.70
Expenses including reductions	0.68 [5]	0.67	0.68	0.68	0.68	0.68
Net investment income	0.91 [5]	0.66	0.57	0.93	0.74	0.82
Portfolio turnover (%)	15	47 [6]	54 [6]	20 [7]	22	21 [7]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
24	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$48.90	$54.15	$47.04
Net investment income[3]	0.21	0.33	0.35
Net realized and unrealized gain (loss) on investments	4.50	(1.13)	6.76
Total from investment operations	4.71	(0.80)	7.11
Less distributions
From net investment income	(0.30)	(0.44)	—
From net realized gain	(5.07)	(4.01)	—
Total distributions	(5.37)	(4.45)	—
Net asset value, end of period	$48.24	$48.90	$54.15
Total return (%)[4]	11.84 [5]	(1.85)	15.11 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,973	$1,671	$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67 [6]	0.67	0.68 [6]
Expenses including reductions	0.66 [6]	0.66	0.67 [6]
Net investment income	0.83 [6]	0.64	0.94 [6]
Portfolio turnover (%)	15	47 [7]	54 [7,8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	The inception date for Class NAV shares is 2-8-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	The portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

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Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$896,412,692	$896,412,692	—	—
Consumer discretionary	998,195,767	998,195,767	—	—
Consumer staples	424,794,512	323,794,143	$101,000,369	—
Energy	342,218,399	342,218,399	—	—
Financials	841,699,410	841,699,410	—	—
Health care	404,355,017	404,355,017	—	—
Industrials	327,612,864	327,612,864	—	—
Information technology	661,267,294	661,267,294	—	—
Real estate	98,343,706	98,343,706	—	—
Short-term investments	57,952,000	—	57,952,000	—
Total investments in securities	$5,052,851,661	$4,893,899,292	$158,952,369	—

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Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is

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obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $4,459.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.

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Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund's average daily net assets and (b) 0.600% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse a portion of the fund's total operating expenses for Class B, Class C and Class I shares of the fund to the extent they exceed 1.82%, 1.82% and 0.78%, respectively, of the average daily net assets attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses not incurred in the ordinary course of the fund's business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will continue in effect until February 29, 2020, unless renewed by mutual agreement of the fund and Advisor based upon determination of that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$53,523	Class R3	$112
Class B	412	Class R4	71
Class C	5,961	Class R5	16
Class I	72,626	Class R6	19,302
Class R1	269	Class NAV	65,540
Class R2	61	Total	$217,893

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Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $959 for Class R4 shares for the six months ended April 30, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $413,730 for the six months ended April 30, 2019. Of this amount, $68,159 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $340,055 was paid as sales commissions to broker-dealers and $5,516 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $24,836, $278 and $7,095 for Class A, Class B and Class C shares, respectively.

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Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,822,250	$819,334
Class B	56,266	6,325
Class C	812,746	91,357
Class I	—	499,140
Class R1	26,934	503
Class R2	4,135	114
Class R3	9,648	210
Class R4	3,324	130
Class R5	112	30
Class R6	—	36,066
Total	$2,735,415	$1,453,209

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,614,346	$67,448,462	3,908,237	$195,431,643
Distributions reinvested	4,156,148	159,263,545	2,572,165	126,035,972
Repurchased	(3,489,017)	(145,915,853)	(5,315,986)	(266,229,473)
Net increase	2,281,477	$80,796,154	1,164,416	$55,238,142

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		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class B shares
Sold	7,333	$259,727	6,985	$311,697
Distributions reinvested	44,534	1,493,241	47,963	2,100,285
Repurchased	(156,447)	(5,756,410)	(338,946)	(15,185,129)
Net decrease	(104,580)	$(4,003,442)	(283,998)	$(12,773,147)
Class C shares
Sold	262,843	$9,137,277	490,470	$21,854,127
Distributions reinvested	533,625	17,887,100	500,633	21,917,704
Repurchased	(1,211,811)	(44,111,447)	(3,047,606)	(135,562,557)
Net decrease	(415,343)	$(17,087,070)	(2,056,503)	$(91,790,726)
Class I shares
Sold	3,919,428	$171,877,021	5,004,530	$262,150,554
Distributions reinvested	1,783,844	71,692,687	1,292,064	66,050,328
Repurchased	(5,239,304)	(228,752,109)	(7,167,496)	(370,954,967)
Net increase (decrease)	463,968	$14,817,599	(870,902)	$(42,754,085)
Class R1 shares
Sold	22,662	$953,218	43,457	$2,245,264
Distributions reinvested	12,656	501,180	7,248	365,941
Repurchased	(51,029)	(2,320,604)	(64,072)	(3,290,751)
Net decrease	(15,711)	$(866,206)	(13,367)	$(679,546)
Class R2 shares
Sold	4,566	$196,971	13,983	$723,150
Distributions reinvested	3,794	152,178	1,902	97,035
Repurchased	(8,009)	(369,209)	(44,011)	(2,372,601)
Net increase (decrease)	351	$(20,060)	(28,126)	$(1,552,416)
Class R3 shares
Sold	2,416	$106,376	7,764	$399,236
Distributions reinvested	8,326	330,943	5,746	290,724
Repurchased	(11,250)	(497,479)	(20,120)	(1,042,118)
Net decrease	(508)	$(60,160)	(6,610)	$(352,158)
Class R4 shares
Sold	1,483	$67,873	35,941	$1,849,979
Distributions reinvested	3,507	140,309	4,926	250,727
Repurchased	(56,453)	(2,608,550)	(16,957)	(888,874)
Net increase (decrease)	(51,463)	$(2,400,368)	23,910	$1,211,832
Class R5 shares
Sold	606	$27,083	6,546	$347,190
Distributions reinvested	1,213	48,848	3,997	204,672
Repurchased	(1,536)	(68,366)	(46,926)	(2,485,375)
Net increase (decrease)	283	$7,565	(36,383)	$(1,933,513)

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		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	901,281	$40,208,732	7,926,470	$412,588,073
Distributions reinvested	1,509,503	60,802,785	605,341	30,999,498
Repurchased	(12,952,870)	(607,347,344)	(6,841,555)	(354,842,633)
Net increase (decrease)	(10,542,086)	$(506,335,827)	1,690,256	$88,744,938
Class NAV shares
Sold	4,952,446	$216,765,763	14,646,222	$780,100,3651
Distributions reinvested	4,914,063	197,840,192	1,821,850	93,260,514
Repurchased	(3,147,141)	(139,713,911)	(3,565,558)	(189,303,574)
Net increase	6,719,368	$274,892,044	12,902,514	$684,057,305
Total net increase (decrease)	(1,664,244)	$(160,259,771)	12,485,207	$677,416,626

1 Includes in-kind subscriptions of approximately $348 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV shares, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $731,991,169 and $1,132,913,205, respectively, for the six months ended April 30, 2019.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex held 38.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	10.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.0%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	5.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.2%

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837957	50SA 4/19 6/19

John Hancock

Balanced Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
36	Financial statements
40	Financial highlights
50	Notes to financial statements
60	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income, and preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

SECTOR COMPOSITION AS OF 4/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       3

TOP FIVE EQUITY HOLDINGS AS OF 4/30/19 (%)

Amazon.com, Inc.	3.2
Alphabet, Inc., Class A	3.2
Microsoft Corp.	3.1
Apple, Inc.	2.6
JPMorgan Chase & Co.	2.6
TOTAL	14.7
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 5 BOND ISSUERS AS OF 4/30/19 (%)

U.S. Treasury	6.6
Federal National Mortgage Association	5.6
Federal Home Loan Mortgage Corp.	2.8
Ford Motor Company	0.5
Government National Mortgage Association	0.4
TOTAL	15.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 4-30-19	as of 4-30-19
Class A	4.44	5.54	9.11	2.83	30.94	139.23	1.43	1.42
Class B	4.17	5.56	9.07	2.92	31.07	138.28	0.82	0.81
Class C	8.16	5.88	8.92	6.85	33.04	134.91	0.82	0.81
Class I2	10.22	6.95	10.06	8.41	39.95	160.80	1.79	1.78
Class R1[2]	9.54	6.25	9.32	8.05	35.43	143.74	1.24	1.23
Class R2[2,3]	9.82	6.53	9.67	8.19	37.17	151.65	1.46	1.45
Class R3[2]	9.66	6.38	9.43	8.14	36.23	146.29	1.31	1.30
Class R4[2]	10.09	6.80	9.83	8.32	38.92	155.47	1.65	1.54
Class R5[2]	10.28	7.00	10.08	8.40	40.24	161.20	1.89	1.88
Class R6[2,3]	10.35	7.07	10.04	8.44	40.70	160.28	1.89	1.89
Index 1†	13.49	11.63	15.32	9.76	73.32	316.02	—	—
Index 2†	5.29	2.57	3.72	5.49	13.55	44.07	—	—
Index 3†	10.49	8.10	10.77	8.29	47.60	178.11	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.07	1.77	1.77	0.78	1.43	1.18	1.33	1.03	0.73	0.68
Net (%)	1.06	1.76	1.76	0.77	1.42	1.17	1.32	0.92	0.72	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 3 is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class B4	4-30-09	23,828	23,828	41,602	14,407	27,811
Class C4	4-30-09	23,491	23,491	41,602	14,407	27,811
Class I2	4-30-09	26,080	26,080	41,602	14,407	27,811
Class R1[2]	4-30-09	24,374	24,374	41,602	14,407	27,811
Class R2[2,3]	4-30-09	25,165	25,165	41,602	14,407	27,811
Class R3[2]	4-30-09	24,629	24,629	41,602	14,407	27,811
Class R4[2]	4-30-09	25,547	25,547	41,602	14,407	27,811
Class R5[2]	4-30-09	26,120	26,120	41,602	14,407	27,811
Class R6[2,3]	4-30-09	26,028	26,028	41,602	14,407	27,811

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R2 shares were first offered on 3/1/12; Class R6 shares were first offered 9/1/11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,082.30	$5.52	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Class B	Actual expenses/actual returns	1,000.00	1,079.20	9.12	1.77%
	Hypothetical example	1,000.00	1,016.00	8.85	1.77%
Class C	Actual expenses/actual returns	1,000.00	1,078.50	9.12	1.77%
	Hypothetical example	1,000.00	1,016.00	8.85	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,084.10	4.08	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Class R1	Actual expenses/actual returns	1,000.00	1,080.50	7.27	1.41%
	Hypothetical example	1,000.00	1,017.80	7.05	1.41%
Class R2	Actual expenses/actual returns	1,000.00	1,081.90	5.99	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class R3	Actual expenses/actual returns	1,000.00	1,081.40	6.76	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Class R4	Actual expenses/actual returns	1,000.00	1,083.20	4.75	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class R5	Actual expenses/actual returns	1,000.00	1,084.00	3.72	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Class R6	Actual expenses/actual returns	1,000.00	1,084.40	3.46	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 63.3%		$1,252,051,621
(Cost $831,131,681)
Communication services 9.5%		187,082,507
Diversified telecommunication services 2.3%
CenturyLink, Inc.	824,484	9,415,607
Verizon Communications, Inc.	617,999	35,343,363
Interactive media and services 4.9%
Alphabet, Inc., Class A (A)	53,208	63,794,264
Alphabet, Inc., Class C (A)	2,024	2,405,484
Facebook, Inc., Class A (A)	158,808	30,713,467
Media 2.3%
Comcast Corp., Class A	1,043,196	45,410,322
Consumer discretionary 7.3%		144,260,184
Internet and direct marketing retail 3.2%
Amazon.com, Inc. (A)	33,381	64,309,155
Leisure products 0.8%
Hasbro, Inc.	151,389	15,420,484
Multiline retail 1.1%
Dollar General Corp.	170,124	21,450,935
Specialty retail 1.3%
Lowe's Companies, Inc.	226,524	25,628,925
Textiles, apparel and luxury goods 0.9%
Carter's, Inc.	164,769	17,450,685
Consumer staples 4.5%		88,534,338
Beverages 0.8%
Anheuser-Busch InBev SA	169,956	15,110,300
Food and staples retailing 1.8%
Walmart, Inc.	344,539	35,432,391
Household products 1.2%
The Procter & Gamble Company	218,748	23,292,287
Tobacco 0.7%
Philip Morris International, Inc.	169,817	14,699,360
Energy 4.3%		84,629,059
Energy equipment and services 0.6%
Halliburton Company	203,263	5,758,441
Schlumberger, Ltd.	137,668	5,875,670
Oil, gas and consumable fuels 3.7%
ARC Resources, Ltd.	383,982	2,439,118
ConocoPhillips	313,485	19,787,173
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	407,277	$13,089,883
Royal Dutch Shell PLC, A Shares	376,189	11,985,919
Suncor Energy, Inc.	328,917	10,854,261
Valero Energy Corp.	163,673	14,838,594
Financials 10.5%		207,397,440
Banks 4.8%
Citizens Financial Group, Inc.	671,436	24,305,983
JPMorgan Chase & Co.	436,795	50,690,060
KeyCorp	608,214	10,674,156
SVB Financial Group (A)	39,760	10,008,387
Capital markets 1.5%
BlackRock, Inc.	26,497	12,857,404
The Goldman Sachs Group, Inc.	75,778	15,604,206
Consumer finance 1.3%
Discover Financial Services	321,256	26,179,151
Diversified financial services 2.3%
Berkshire Hathaway, Inc., Class B (A)	208,501	45,184,252
Insurance 0.6%
Lincoln National Corp.	178,265	11,893,841
Health care 9.7%		192,360,656
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. (A)	82,647	11,250,736
Incyte Corp. (A)	117,082	8,991,898
Sage Therapeutics, Inc. (A)	37,032	6,229,893
Health care equipment and supplies 2.4%
Danaher Corp.	172,130	22,796,897
Stryker Corp.	135,924	25,677,403
Health care providers and services 2.2%
HCA Healthcare, Inc.	74,462	9,473,800
UnitedHealth Group, Inc.	143,918	33,542,968
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	36,179	10,037,864
Pharmaceuticals 3.3%
AstraZeneca PLC	203,650	15,171,885
Eli Lilly & Company	238,917	27,962,846
Merck & Company, Inc.	269,654	21,224,466
Industrials 5.1%		100,819,895
Aerospace and defense 2.2%
Raytheon Company	86,413	15,346,085
10	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	74,756	$28,234,594
Airlines 0.7%
Southwest Airlines Company	231,665	12,563,193
Industrial conglomerates 1.6%
General Electric Company	1,059,054	10,770,579
Honeywell International, Inc.	123,233	21,396,946
Machinery 0.6%
Stanley Black & Decker, Inc.	85,324	12,508,498
Information technology 10.6%		210,193,827
Communications equipment 1.8%
Cisco Systems, Inc.	639,906	35,802,741
Electronic equipment, instruments and components 0.5%
TE Connectivity, Ltd.	112,314	10,742,834
IT services 0.8%
PayPal Holdings, Inc. (A)	133,865	15,095,956
Semiconductors and semiconductor equipment 1.6%
Broadcom, Inc.	100,589	32,027,538
Software 3.3%
CDK Global, Inc.	67,543	4,074,194
Microsoft Corp.	463,630	60,550,078
Technology hardware, storage and peripherals 2.6%
Apple, Inc.	258,636	51,900,486
Materials 0.6%		12,216,682
Metals and mining 0.6%
Franco-Nevada Corp.	82,711	5,926,274
Teck Resources, Ltd., Class B	266,012	6,290,408
Real estate 1.2%		24,557,033
Equity real estate investment trusts 1.2%
American Tower Corp.	54,557	10,654,982
Digital Realty Trust, Inc.	80,863	9,518,384

Simon Property Group, Inc.	25,237	4,383,667
Preferred securities 0.1%		$2,286,592
(Cost $2,230,481)
Financials 0.0%		900,746
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (B)	26,792	704,630
Wells Fargo & Company, Series L, 7.500%	150	196,116
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	11

	Shares	Value
Utilities 0.1%		$1,385,846
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750%	13,525	679,361
DTE Energy Company, 6.500%	9,985	557,263
Water utilities 0.0%
Aqua America, Inc., 6.000%	2,734	149,222

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 14.9%				$295,598,339
(Cost $295,303,700)
U.S. Government 6.6%				130,976,023
U.S. Treasury
Bond	2.750	11-15-42	11,880,000	11,585,784
Bond	3.000	02-15-47	20,523,000	20,834,853
Bond	3.375	11-15-48	28,752,000	31,291,386
Note	2.250	04-30-24	35,022,000	34,971,382
Note	2.625	02-15-29	31,963,000	32,292,618
U.S. Government Agency 8.3%				164,622,316
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	10-01-31	6,547,711	6,608,540
30 Yr Pass Thru	3.000	03-01-43	789,726	789,182
30 Yr Pass Thru	3.000	12-01-45	4,458,708	4,430,559
30 Yr Pass Thru	3.000	10-01-46	12,721,631	12,629,390
30 Yr Pass Thru	3.000	10-01-46	5,158,247	5,119,234
30 Yr Pass Thru	3.000	12-01-46	4,111,624	4,076,672
30 Yr Pass Thru	3.000	12-01-46	3,156,127	3,135,216
30 Yr Pass Thru	3.500	10-01-46	5,350,385	5,432,495
30 Yr Pass Thru	3.500	12-01-46	3,063,962	3,124,388
30 Yr Pass Thru	3.500	11-01-47	415,737	421,987
30 Yr Pass Thru	3.500	11-01-48	2,047,074	2,086,806
30 Yr Pass Thru	4.000	11-01-47	1,780,221	1,839,137
30 Yr Pass Thru	4.000	08-01-48	2,212,799	2,294,503
30 Yr Pass Thru	4.500	03-01-41	1,682,849	1,797,971
30 Yr Pass Thru	5.500	11-01-39	1,041,975	1,137,399
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	462,324	465,824
15 Yr Pass Thru	3.500	02-01-26	67,563	68,992
15 Yr Pass Thru	3.500	03-01-26	264,462	270,055
30 Yr Pass Thru	3.000	02-01-43	546,576	544,064
30 Yr Pass Thru	3.000	03-01-43	195,894	195,606
30 Yr Pass Thru	3.000	05-01-43	305,597	305,148
30 Yr Pass Thru	3.000	02-01-47	3,230,838	3,206,907
30 Yr Pass Thru	3.000	10-01-47	7,066,295	7,007,331
30 Yr Pass Thru	3.500	06-01-42	4,207,412	4,296,305
30 Yr Pass Thru	3.500	06-01-43	7,467,462	7,622,899
12	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-44	6,102,990	$6,193,789
30 Yr Pass Thru	3.500	12-01-44	1,684,256	1,709,314
30 Yr Pass Thru	3.500	04-01-45	1,475,410	1,504,738
30 Yr Pass Thru	3.500	04-01-45	594,673	606,494
30 Yr Pass Thru	3.500	07-01-47	12,111,674	12,348,643
30 Yr Pass Thru	3.500	11-01-47	7,095,042	7,242,728
30 Yr Pass Thru	3.500	12-01-47	2,294,672	2,329,529
30 Yr Pass Thru	4.000	01-01-41	1,957,480	2,038,474
30 Yr Pass Thru	4.000	09-01-41	1,278,374	1,331,069
30 Yr Pass Thru	4.000	10-01-41	7,586,639	7,900,548
30 Yr Pass Thru	4.000	01-01-47	9,465,154	9,784,617
30 Yr Pass Thru	4.000	04-01-48	1,610,108	1,674,716
30 Yr Pass Thru	4.000	07-01-48	3,283,007	3,381,143
30 Yr Pass Thru	4.000	10-01-48	1,813,418	1,883,492
30 Yr Pass Thru	4.500	11-01-39	2,534,045	2,690,370
30 Yr Pass Thru	4.500	09-01-40	1,306,724	1,387,336
30 Yr Pass Thru	4.500	05-01-41	805,461	855,150
30 Yr Pass Thru	4.500	07-01-41	2,500,750	2,657,757
30 Yr Pass Thru	4.500	01-01-43	1,005,328	1,066,090
30 Yr Pass Thru	4.500	04-01-48	7,650,991	8,071,575
30 Yr Pass Thru	4.500	07-01-48	6,282,892	6,576,731
30 Yr Pass Thru	5.000	04-01-41	1,554,061	1,667,825
30 Yr Pass Thru	5.500	11-01-39	569,309	620,996
30 Yr Pass Thru	6.500	01-01-39	164,530	187,653
30 Yr Pass Thru	7.000	06-01-32	811	927
30 Yr Pass Thru	7.500	04-01-31	1,921	2,203

30 Yr Pass Thru	8.000	01-01-31	1,570	1,799
Foreign government obligations 0.2%				$3,937,935
(Cost $4,226,551)
Argentina 0.0%				982,807
Provincia de Buenos Aires Bond (C)	7.875	06-15-27	750,000	498,750
Republic of Argentina Bond	5.875	01-11-28	700,000	484,057
Qatar 0.1%				1,628,257
State of Qatar
Bond (C)	3.375	03-14-24	951,000	964,076
Bond (C)	5.103	04-23-48	595,000	664,181
Saudi Arabia 0.1%				1,326,871
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	1,265,000	1,326,871
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 15.1%				$298,937,019
(Cost $294,707,760)
Communication services 1.9%				36,653,506
Diversified telecommunication services 0.6%
AT&T, Inc.	4.350	03-01-29	1,045,000	1,080,423
C&W Senior Financing DAC (C)	6.875	09-15-27	550,000	550,545
Cincinnati Bell, Inc. (C)	7.000	07-15-24	860,000	793,376
GCI LLC	6.875	04-15-25	570,000	597,075
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	495,000	501,299
Radiate Holdco LLC (C)	6.625	02-15-25	630,000	618,975
Radiate Holdco LLC (C)	6.875	02-15-23	215,000	215,000
Sprint Spectrum Company LLC (C)	3.360	03-20-23	384,375	383,414
Telecom Argentina SA (C)	6.500	06-15-21	430,000	406,350
Telecom Italia Capital SA	7.200	07-18-36	835,000	855,458
Telecom Italia SpA (C)	5.303	05-30-24	600,000	597,750
UPC Holding BV (C)	5.500	01-15-28	420,000	424,200
Verizon Communications, Inc.	4.400	11-01-34	630,000	665,124
Verizon Communications, Inc.	4.672	03-15-55	637,000	672,351
Verizon Communications, Inc.	4.862	08-21-46	1,735,000	1,888,817
Verizon Communications, Inc.	5.012	08-21-54	555,000	620,777
West Corp. (C)	8.500	10-15-25	285,000	251,156
Entertainment 0.2%
Activision Blizzard, Inc.	3.400	09-15-26	650,000	646,526
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	318,000	324,360
Netflix, Inc.	4.875	04-15-28	675,000	669,094
Netflix, Inc. (C)	5.375	11-15-29	230,000	232,875
Netflix, Inc.	5.875	11-15-28	935,000	986,425
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	600,000	616,560
Interactive media and services 0.0%
Rackspace Hosting, Inc. (C)(D)	8.625	11-15-24	630,000	587,475
Media 0.8%
Altice Financing SA (C)	6.625	02-15-23	325,000	333,125
Cablevision Systems Corp.	5.875	09-15-22	525,000	546,000
CBS Corp.	3.375	03-01-22	326,000	330,035
CBS Corp.	3.700	08-15-24	585,000	597,804
Cengage Learning, Inc. (C)	9.500	06-15-24	785,000	730,050
Charter Communications Operating LLC	4.200	03-15-28	1,323,000	1,321,332
Charter Communications Operating LLC	5.750	04-01-48	1,465,000	1,545,619
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,578,662
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	634,973
CSC Holdings LLC (C)	5.375	02-01-28	360,000	365,850
CSC Holdings LLC (C)	5.500	04-15-27	360,000	370,847
14	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (C)	7.500	04-01-28	520,000	$567,450
McGraw-Hill Global Education Holdings LLC (C)	7.875	05-15-24	455,000	389,025
MDC Partners, Inc. (C)	6.500	05-01-24	1,026,000	866,970
Myriad International Holdings BV (C)	4.850	07-06-27	250,000	259,938
Myriad International Holdings BV (C)	5.500	07-21-25	915,000	990,767
National CineMedia LLC	6.000	04-15-22	240,000	241,800
Sirius XM Radio, Inc. (C)	5.000	08-01-27	1,240,000	1,250,168
Sirius XM Radio, Inc. (C)	5.375	07-15-26	700,000	720,125
Tribune Media Company	5.875	07-15-22	650,000	659,100
Warner Media LLC	3.800	02-15-27	621,000	624,672
WMG Acquisition Corp. (C)	4.875	11-01-24	360,000	366,750
WMG Acquisition Corp. (C)	5.500	04-15-26	420,000	429,450
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849	04-15-23	695,000	713,289
Comunicaciones Celulares SA (C)	6.875	02-06-24	285,000	294,975
Millicom International Cellular SA (C)	5.125	01-15-28	200,000	196,000
Millicom International Cellular SA (C)	6.250	03-25-29	678,000	698,340
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	630,000	607,445
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	570,000	557,021
Sprint Capital Corp.	6.875	11-15-28	505,000	483,222
Sprint Corp.	7.875	09-15-23	660,000	686,400
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	297,000	305,910
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	1,147,000	1,204,987
Consumer discretionary 1.2%				23,555,344
Auto components 0.0%
Lear Corp.	5.250	01-15-25	560,000	580,543
Automobiles 0.5%
Daimler Finance North America LLC (C)	3.750	11-05-21	1,105,000	1,126,037
Ford Motor Credit Company LLC	3.336	03-18-21	610,000	607,918
Ford Motor Credit Company LLC	3.813	10-12-21	1,450,000	1,453,095
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,810,470
General Motors Company	4.875	10-02-23	1,130,000	1,190,503
General Motors Financial Company, Inc.	3.550	04-09-21	720,000	726,029
General Motors Financial Company, Inc.	4.000	01-15-25	990,000	992,719
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	810,918
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	175,000	178,500
Nissan Motor Acceptance Corp. (C)	3.650	09-21-21	510,000	514,809
Diversified consumer services 0.0%
Graham Holdings Company (C)	5.750	06-01-26	195,000	204,263
Laureate Education, Inc. (C)	8.250	05-01-25	330,000	357,225
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (C)	6.000	03-15-22	445,000	$456,681
Eldorado Resorts, Inc.	6.000	09-15-26	310,000	321,625
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	276,925
GLP Capital LP	5.375	04-15-26	586,000	618,851
Hilton Domestic Operating Company, Inc. (C)	5.125	05-01-26	335,000	342,956
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	340,000	356,150
International Game Technology PLC (C)	6.500	02-15-25	570,000	607,039
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	388,000	417,100
Resorts World Las Vegas LLC (C)	4.625	04-16-29	700,000	694,379
Wyndham Destinations, Inc.	5.400	04-01-24	406,000	418,180
Internet and direct marketing retail 0.4%
Amazon.com, Inc.	3.150	08-22-27	1,510,000	1,520,104
Amazon.com, Inc.	4.050	08-22-47	850,000	887,033
Expedia Group, Inc.	3.800	02-15-28	1,305,000	1,283,007
Expedia Group, Inc.	5.000	02-15-26	1,415,000	1,510,304
QVC, Inc.	4.375	03-15-23	565,000	571,429
QVC, Inc.	5.125	07-02-22	580,000	606,534
QVC, Inc.	5.450	08-15-34	630,000	604,586
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	1,500,000	1,509,432
Consumer staples 0.3%				5,557,066
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	770,000	749,886
Constellation Brands, Inc.	3.200	02-15-23	685,000	688,624
Keurig Dr. Pepper, Inc. (C)	3.551	05-25-21	1,225,000	1,239,107
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	605,000	597,481
Simmons Foods, Inc. (C)	5.750	11-01-24	410,000	377,200
Food products 0.1%
Conagra Brands, Inc.	3.800	10-22-21	506,000	516,226
Kraft Heinz Foods Company (C)	4.875	02-15-25	525,000	540,142
Personal products 0.0%
Natura Cosmeticos SA (C)	5.375	02-01-23	840,000	848,400
Energy 2.1%				41,719,686
Energy equipment and services 0.1%
Archrock Partners LP	6.000	10-01-22	650,000	654,875
CSI Compressco LP	7.250	08-15-22	842,000	747,275
CSI Compressco LP (C)	7.500	04-01-25	728,000	707,070
Inkia Energy, Ltd. (C)	5.875	11-09-27	220,000	220,497
16	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 2.0%
Andeavor Logistics LP	4.250	12-01-27	380,000	$386,763
Andeavor Logistics LP	5.250	01-15-25	300,000	314,991
Andeavor Logistics LP	6.375	05-01-24	560,000	588,350
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	1,942,000	1,963,848
Antero Midstream Partners LP	5.375	09-15-24	610,000	621,834
Antero Resources Corp.	5.125	12-01-22	674,000	676,528
Cenovus Energy, Inc.	4.450	09-15-42	745,000	684,187
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	1,267,000	1,320,848
Chesapeake Energy Corp.	7.500	10-01-26	418,000	404,415
Cimarex Energy Company	4.375	06-01-24	540,000	561,349
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	487,000	492,964
Columbia Pipeline Group, Inc.	4.500	06-01-25	476,000	499,813
Continental Resources, Inc.	5.000	09-15-22	1,409,000	1,420,691
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (E)	7.375	12-15-22	1,158,000	1,140,630
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	1,085,000	1,003,625
Diamondback Energy, Inc. (C)	4.750	11-01-24	440,000	449,350
Enable Midstream Partners LP	3.900	05-15-24	813,000	809,653
Enable Midstream Partners LP	4.950	05-15-28	990,000	1,010,402
Enbridge Energy Partners LP	4.375	10-15-20	890,000	907,860
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	850,000	816,136
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	750,000	760,901
Energy Transfer Operating LP	4.200	04-15-27	329,000	330,850
Energy Transfer Operating LP	4.250	03-15-23	1,070,000	1,097,964
Energy Transfer Operating LP	5.150	03-15-45	665,000	647,584
Energy Transfer Operating LP	5.875	01-15-24	460,000	502,215
Energy Transfer Partners LP	5.000	10-01-22	150,000	157,881
Energy Transfer Partners LP	5.875	03-01-22	230,000	245,479
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,376,000	1,315,346
Husky Energy, Inc.	3.950	04-15-22	742,000	759,405
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	681,748
Kinder Morgan, Inc.	3.150	01-15-23	440,000	440,804
MPLX LP	4.000	03-15-28	770,000	770,965
MPLX LP	4.800	02-15-29	415,000	441,288
Murphy Oil Corp.	5.750	08-15-25	419,000	430,535
Newfield Exploration Company	5.625	07-01-24	305,000	333,030
Newfield Exploration Company	5.750	01-30-22	380,000	405,060
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Nostrum Oil & Gas Finance BV (C)	7.000	02-16-25	335,000	$225,476
ONEOK Partners LP	5.000	09-15-23	375,000	397,874
Parsley Energy LLC (C)	5.625	10-15-27	575,000	587,938
Petrobras Global Finance BV	5.750	02-01-29	234,000	234,585
Petrobras Global Finance BV	7.375	01-17-27	1,270,000	1,414,780
Petroleos Mexicanos	4.875	01-24-22	710,000	716,603
Petroleos Mexicanos	5.375	03-13-22	260,000	265,650
Sabine Pass Liquefaction LLC	4.200	03-15-28	611,000	617,801
Sabine Pass Liquefaction LLC	5.000	03-15-27	570,000	606,047
Sabine Pass Liquefaction LLC	5.750	05-15-24	590,000	647,517
Sabine Pass Liquefaction LLC	5.875	06-30-26	350,000	389,685
SM Energy Company	6.625	01-15-27	140,000	131,950
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	955,552
Sunoco Logistics Partners Operations LP	4.400	04-01-21	775,000	795,539
Sunoco Logistics Partners Operations LP	5.400	10-01-47	580,000	583,796
Tallgrass Energy Partners LP (C)	4.750	10-01-23	557,000	562,871
Targa Resources Partners LP	5.875	04-15-26	540,000	568,519
Teekay Offshore Partners LP (C)	8.500	07-15-23	545,000	543,638
The Williams Companies, Inc.	3.750	06-15-27	945,000	945,058
The Williams Companies, Inc.	4.550	06-24-24	1,210,000	1,275,159
The Williams Companies, Inc.	5.750	06-24-44	720,000	784,514
WPX Energy, Inc.	5.250	09-15-24	220,000	227,150
YPF SA (C)	8.500	07-28-25	565,000	516,975
Financials 4.6%				91,500,184
Banks 2.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(E)	6.750	06-15-26	330,000	357,638
Banco Santander SA	4.379	04-12-28	800,000	819,453
Bank of America Corp.	3.950	04-21-25	990,000	1,012,171
Bank of America Corp.	4.200	08-26-24	365,000	378,744
Bank of America Corp.	4.450	03-03-26	1,110,000	1,165,433
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	1,440,000	1,573,200
Barclays Bank PLC (C)	10.179	06-12-21	345,000	390,191
Barclays PLC	4.375	01-12-26	670,000	680,645
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (E)	7.750	09-15-23	670,000	692,613
BPCE SA (C)	4.500	03-15-25	730,000	744,164
BPCE SA (C)	5.700	10-22-23	900,000	965,129
Canadian Imperial Bank of Commerce	2.700	02-02-21	1,940,000	1,941,315
Citigroup, Inc.	2.350	08-02-21	1,135,000	1,124,376
18	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	4.600	03-09-26	1,357,000	$1,427,861
Citigroup, Inc.	5.500	09-13-25	410,000	452,614
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,080,000	1,156,950
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (C)(E)	11.000	06-30-19	534,000	540,461
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	605,000	657,187
Danske Bank A/S (C)	5.000	01-12-22	695,000	714,759
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	665,000	654,194
Freedom Mortgage Corp. (C)	8.125	11-15-24	630,000	559,125
Freedom Mortgage Corp. (C)	8.250	04-15-25	250,000	221,875
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,210,000	1,243,049
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (E)	6.375	09-17-24	255,000	261,694
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21	775,000	812,781
ING Bank NV (C)	5.800	09-25-23	895,000	977,303
ING Groep NV	3.550	04-09-24	717,000	718,358
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	210,000	212,037
JPMorgan Chase & Co.	2.400	06-07-21	1,255,000	1,246,882
JPMorgan Chase & Co.	3.200	06-15-26	985,000	979,835
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	1,750,000	1,774,210
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,065,000	1,179,818
Lloyds Banking Group PLC	4.450	05-08-25	1,800,000	1,873,347
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	750,000	787,500
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	765,000	776,475
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	3.378	12-01-21	490,000	488,666
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	1,720,000	1,736,043
PNC Bank NA	2.450	07-28-22	1,410,000	1,403,932
PNC Bank NA	2.500	01-22-21	1,575,000	1,570,971
Regions Financial Corp.	2.750	08-14-22	1,300,000	1,293,152
Regions Financial Corp.	3.800	08-14-23	485,000	499,870
Santander Holdings USA, Inc.	3.400	01-18-23	640,000	640,436
Santander Holdings USA, Inc.	3.700	03-28-22	1,125,000	1,139,146
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	4.450	12-03-21	812,000	$838,920
Santander UK Group Holdings PLC (C)	4.750	09-15-25	700,000	706,961
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(E)	7.375	09-13-21	700,000	728,000
SunTrust Bank	2.450	08-01-22	1,125,000	1,113,779
The PNC Financial Services Group, Inc.	3.500	01-23-24	588,000	602,409
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	615,000	613,463
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	1,435,000	1,526,481
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,125,000	1,134,517
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	1,561,000	1,678,075
The Toronto-Dominion Bank	3.250	03-11-24	935,000	948,400
Wells Fargo & Company (3 month LIBOR + 3.770%) (B)(E)	6.558	06-15-19	667,000	670,335
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	2,075,000	2,241,000
Capital markets 0.5%
Ares Capital Corp.	3.625	01-19-22	435,000	434,867
Cantor Fitzgerald LP (C)	4.875	05-01-24	970,000	971,539
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(E)	7.500	12-11-23	450,000	482,063
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(E)	7.500	07-17-23	700,000	734,125
FS KKR Capital Corp.	4.250	01-15-20	640,000	641,390
Lazard Group LLC	4.375	03-11-29	570,000	582,152
Macquarie Bank, Ltd. (C)(D)	4.875	06-10-25	960,000	1,000,452
Morgan Stanley	3.875	01-27-26	670,000	686,457
Stifel Financial Corp.	4.250	07-18-24	545,000	557,938
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,806,000	1,819,610
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (C)	2.859	08-15-23	1,300,000	1,284,773
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	718,000	748,493
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	1,365,000	1,442,191
American Express Company	2.500	08-01-22	1,245,000	1,232,042
20	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	3.450	04-30-21	1,125,000	$1,137,356
Capital One Financial Corp.	3.500	06-15-23	545,000	555,442
Capital One Financial Corp.	3.900	01-29-24	575,000	590,588
Credit Acceptance Corp.	6.125	02-15-21	590,000	590,738
Credito Real SAB de CV (C)	7.250	07-20-23	450,000	467,100
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (C)(E)	9.125	11-29-22	510,000	506,180
Discover Financial Services	3.950	11-06-24	1,090,000	1,114,431
Discover Financial Services	4.100	02-09-27	293,000	293,691
Enova International, Inc. (C)	8.500	09-01-24	142,000	136,320
Enova International, Inc. (C)	8.500	09-15-25	655,000	638,776
Springleaf Finance Corp.	6.875	03-15-25	260,000	278,850
Diversified financial services 0.3%
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	485,000	310,400
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	100,446	100,747
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	478,000	488,755
Jefferies Financial Group, Inc.	5.500	10-18-23	945,000	994,236
Jefferies Group LLC	4.150	01-23-30	815,000	758,975
Jefferies Group LLC	4.850	01-15-27	983,000	990,929
Refinitiv US Holdings, Inc. (C)	6.250	05-15-26	100,000	102,625
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	160,000	162,149
Trident Merger Sub, Inc. (C)	6.625	11-01-25	200,000	186,500
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,169,000	1,171,923
Insurance 0.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	791,468
AXA SA	8.600	12-15-30	340,000	458,354
Brighthouse Financial, Inc.	3.700	06-22-27	1,370,000	1,267,943
CNO Financial Group, Inc.	5.250	05-30-25	825,000	865,219
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (C)	7.800	03-07-87	1,011,000	1,208,145
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	660,000	729,709
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-68	320,000	438,400
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	375,000	377,813
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	300,000	300,000
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	684,000	688,182
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)	5.100	10-16-44	705,000	$736,725
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,590,000	1,688,580
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	990,000	1,020,875
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	220,000	225,500
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	340,000	338,725
MGIC Investment Corp.	5.750	08-15-23	202,000	216,645
Quicken Loans, Inc. (C)	5.250	01-15-28	1,695,000	1,644,150
Quicken Loans, Inc. (C)	5.750	05-01-25	865,000	877,975
Radian Group, Inc.	4.500	10-01-24	300,000	300,450
Radian Group, Inc.	5.250	06-15-20	216,000	220,320
Stearns Holdings LLC (C)	9.375	08-15-20	279,000	262,260
Health care 0.9%				17,203,851
Biotechnology 0.1%
Celgene Corp.	3.250	02-20-23	618,000	621,892
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,159,167
Health care equipment and supplies 0.0%
Boston Scientific Corp.	3.450	03-01-24	665,000	676,970
Health care providers and services 0.6%
Centene Corp. (C)	5.375	06-01-26	625,000	652,344
CVS Health Corp.	3.350	03-09-21	1,700,000	1,712,251
CVS Health Corp.	5.050	03-25-48	841,000	831,370
DaVita, Inc.	5.000	05-01-25	975,000	953,979
Express Scripts Holding Company	2.600	11-30-20	1,215,000	1,208,319
HCA, Inc.	5.250	04-15-25	745,000	797,924
HCA, Inc.	5.250	06-15-26	710,000	758,370
HCA, Inc.	7.500	02-15-22	645,000	709,500
MEDNAX, Inc. (C)	5.250	12-01-23	665,000	676,638
MEDNAX, Inc. (C)	6.250	01-15-27	565,000	576,300
Select Medical Corp.	6.375	06-01-21	805,000	806,006
Team Health Holdings, Inc. (C)(D)	6.375	02-01-25	150,000	127,500
Universal Health Services, Inc. (C)	4.750	08-01-22	500,000	504,440
Universal Health Services, Inc. (C)	5.000	06-01-26	733,000	750,409
Life sciences tools and services 0.0%
IQVIA, Inc. (C)	4.875	05-15-23	565,000	574,181
Pharmaceuticals 0.2%
Bausch Health Companies, Inc. (C)	6.125	04-15-25	875,000	885,938
22	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC (C)	3.500	06-25-21	500,000	$502,569
GlaxoSmithKline Capital PLC	3.000	06-01-24	1,125,000	1,130,684
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	570,000	587,100
Industrials 1.6%				32,028,617
Aerospace and defense 0.1%
Arconic, Inc.	5.125	10-01-24	791,000	815,679
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	1,192,000	1,229,548
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	500,000	530,625
Air freight and logistics 0.0%
XPO Logistics, Inc. (C)	6.500	06-15-22	479,000	489,778
Airlines 0.8%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	11-15-26	510,224	520,531
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	775,112	751,627
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	198,775	205,135
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	669,411	693,978
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	920,001	906,477
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	496,915	505,264
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	880,606	881,047
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	576,000	566,208
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	657,000	654,503
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	373,622	357,780
Azul Investments LLP (C)(D)	5.875	10-26-24	740,000	705,042
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	650,644	672,635
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	99,654	100,870
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	03-20-33	355,651	359,990
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	373,238	390,183
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	273,722	289,953
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,083,640
Delta Air Lines, Inc.	3.800	04-19-23	482,000	491,413
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc.	4.375	04-19-28	850,000	$840,037
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	137,238	139,338
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	917,651	923,433
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	506,420	514,371
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	699,849	682,982
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,033,218	1,010,383
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	230,029	230,949
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	580,000	598,205
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	183,740	195,941
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	390,340	422,114
Building products 0.0%
Masco Corp.	4.450	04-01-25	550,000	570,212
Owens Corning	4.200	12-15-22	380,000	390,448
Commercial services and supplies 0.1%
LSC Communications, Inc. (C)	8.750	10-15-23	450,000	470,250
Prime Security Services Borrower LLC (C)	9.250	05-15-23	158,000	166,524
Tervita Escrow Corp. (C)	7.625	12-01-21	505,000	511,313
Construction and engineering 0.1%
AECOM	5.125	03-15-27	920,000	923,459
Tutor Perini Corp. (C)	6.875	05-01-25	200,000	200,250
Industrial conglomerates 0.1%
3M Company	3.250	02-14-24	970,000	997,378
Professional services 0.1%
Equifax, Inc.	7.000	07-01-37	190,000	221,084
IHS Markit, Ltd. (C)	4.000	03-01-26	955,000	952,297
IHS Markit, Ltd. (C)	4.750	02-15-25	310,000	324,310
IHS Markit, Ltd.	4.750	08-01-28	538,000	560,913
IHS Markit, Ltd. (C)	5.000	11-01-22	380,000	398,164
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	981,783
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	889,162
Ahern Rentals, Inc. (C)	7.375	05-15-23	885,000	787,650
Aircastle, Ltd.	4.400	09-25-23	425,000	431,823
Aircastle, Ltd.	5.500	02-15-22	415,000	437,553
Ashtead Capital, Inc. (C)	4.375	08-15-27	840,000	825,300
24	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	550,000	$571,577
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	311,605
United Rentals North America, Inc.	4.875	01-15-28	750,000	745,313
United Rentals North America, Inc.	5.500	07-15-25	580,000	600,590
Information technology 1.3%				26,027,253
Communications equipment 0.2%
CommScope, Inc. (C)	8.250	03-01-27	925,000	999,000
Motorola Solutions, Inc.	4.600	02-23-28	1,243,000	1,258,035
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,260,000	1,282,050
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	3.700	02-15-22	453,000	455,118
Tech Data Corp.	4.950	02-15-27	1,355,000	1,374,119
IT services 0.1%
Banff Merger Sub, Inc. (C)	9.750	09-01-26	517,000	518,293
VeriSign, Inc.	4.750	07-15-27	340,000	346,800
VeriSign, Inc.	5.250	04-01-25	565,000	598,900
Semiconductors and semiconductor equipment 0.5%
Advanced Micro Devices, Inc.	7.000	07-01-24	416,000	432,120
KLA-Tencor Corp.	4.100	03-15-29	646,000	663,973
Lam Research Corp.	3.750	03-15-26	815,000	839,728
Lam Research Corp.	4.875	03-15-49	673,000	727,907
Marvell Technology Group, Ltd.	4.875	06-22-28	1,000,000	1,045,064
Microchip Technology, Inc. (C)	3.922	06-01-21	570,000	578,255
Microchip Technology, Inc. (C)	4.333	06-01-23	1,510,000	1,551,509
Micron Technology, Inc.	4.975	02-06-26	847,000	872,263
Micron Technology, Inc.	5.327	02-06-29	1,282,000	1,321,845
NXP BV (C)	4.625	06-01-23	1,485,000	1,549,241
NXP BV (C)	4.875	03-01-24	680,000	719,488
Qorvo, Inc. (C)	5.500	07-15-26	260,000	271,050
Software 0.1%
Citrix Systems, Inc.	4.500	12-01-27	845,000	845,248
j2 Cloud Services LLC (C)	6.000	07-15-25	140,000	146,300
Microsoft Corp.	4.450	11-03-45	825,000	921,925
Technology hardware, storage and peripherals 0.3%
Dell International LLC (C)	4.900	10-01-26	1,150,000	1,178,135
Dell International LLC (C)	5.300	10-01-29	1,174,000	1,208,844
Dell International LLC (C)	6.020	06-15-26	1,790,000	1,938,910
Dell International LLC (C)	8.350	07-15-46	1,413,000	1,738,513
Western Digital Corp.	4.750	02-15-26	668,000	644,620
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Materials 0.5%				$10,074,056
Chemicals 0.3%
Braskem Finance, Ltd. (C)	7.000	05-07-20	650,000	673,725
Braskem Netherlands Finance BV (C)	4.500	01-10-28	785,000	769,300
Cydsa SAB de CV (C)	6.250	10-04-27	665,000	652,538
Mexichem SAB de CV (C)	5.500	01-15-48	835,000	796,390
Syngenta Finance NV (C)	4.441	04-24-23	1,000,000	1,026,389
Syngenta Finance NV (C)	5.676	04-24-48	365,000	352,655
The Chemours Company	6.625	05-15-23	954,000	988,296
Construction materials 0.0%
Cemex SAB de CV (C)	6.125	05-05-25	580,000	604,940
U.S. Concrete, Inc.	6.375	06-01-24	300,000	308,250
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	685,000	690,138
Klabin Finance SA (C)	4.875	09-19-27	705,000	687,206
Metals and mining 0.1%
Anglo American Capital PLC (C)	4.750	04-10-27	625,000	646,443
Commercial Metals Company	5.375	07-15-27	231,000	227,535
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	450,000	419,063
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	350,000	338,188
Paper and forest products 0.0%
Norbord, Inc. (C)	6.250	04-15-23	550,000	572,000
Suzano Austria GmbH (C)	6.000	01-15-29	300,000	321,000
Real estate 0.3%				6,438,612
Equity real estate investment trusts 0.3%
American Homes 4 Rent LP	4.250	02-15-28	765,000	761,333
American Tower Corp.	3.550	07-15-27	1,228,000	1,210,175
American Tower Corp.	4.700	03-15-22	550,000	579,243
Equinix, Inc.	5.375	05-15-27	488,000	516,597
Omega Healthcare Investors, Inc.	4.500	01-15-25	485,000	494,454
SBA Tower Trust (C)	3.722	04-09-48	1,137,000	1,153,185
The GEO Group, Inc.	6.000	04-15-26	146,000	130,670
Ventas Realty LP	3.500	02-01-25	655,000	658,953
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	934,002
Utilities 0.4%				8,178,844
Electric utilities 0.2%
ABY Transmision Sur SA (C)	6.875	04-30-43	518,490	579,413
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (C)(E)	5.250	01-29-23	1,205,000	1,223,075
Emera US Finance LP	3.550	06-15-26	420,000	415,515
Empresa Electrica Angamos SA (C)(D)	4.875	05-25-29	493,020	498,695
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	515,000	412,000
26	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	680,000	$696,150
Independent power and renewable electricity producers 0.2%
Clearway Energy Operating LLC	5.375	08-15-24	679,000	690,115
Greenko Dutch BV (C)	4.875	07-24-22	740,000	730,898
Greenko Dutch BV (C)	5.250	07-24-24	375,000	365,625
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,249,126
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	255,000	250,538
NRG Energy, Inc.	6.250	05-01-24	525,000	541,905
Multi-utilities 0.0%

CenterPoint Energy, Inc.	2.500	09-01-22	535,000	525,789
Capital preferred securities 0.0%				$143,780
(Cost $157,007)
Financials 0.0%				143,780
Capital markets 0.0%

State Street Corp. (3 month LIBOR + 1.000%) (B)	3.788	06-01-77	182,000	143,780
Term loans (F) 0.1%				$1,319,960
(Cost $1,344,378)
Communication services 0.0%				461,344
Entertainment 0.0%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	6.990	07-03-26	475,000	461,344
Financials 0.0%				194,771
Capital markets 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.474	05-01-23	210,375	194,771
Health care 0.1%				663,845
Health care providers and services 0.1%

Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.980	06-01-23	659,997	663,845
Collateralized mortgage obligations 1.7%				$33,739,377
(Cost $34,568,543)
Commercial and residential 1.2%				24,772,926
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (C)(G)	3.258	04-27-48	179,417	179,270
Series 2018-3, Class A1 (C)(G)	3.649	09-25-48	477,367	480,285
AOA Mortgage Trust Series 2015-1177, Class C (C)(G)	3.110	12-13-29	290,000	287,069
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(G)	3.763	04-25-48	1,621,348	1,639,368
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(C)	3.444	03-15-37	615,000	$611,150
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(C)	4.910	03-15-37	500,000	500,623
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	4.123	09-15-32	385,000	384,498
Series 2015-SRCH, Class D (C)(G)	5.122	08-10-35	840,000	876,877
BENCHMARK Mortgage Trust Series 2019-B10, Class A2	3.614	03-15-62	926,000	960,795
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (C)	3.613	10-26-48	166,122	167,957
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	1.023	01-10-35	7,015,000	170,994
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	3.794	03-15-37	480,000	479,995
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	4.223	12-15-37	230,000	231,292
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (C)(G)	3.912	04-10-28	185,000	186,255
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	4.623	07-15-32	480,000	480,000
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(C)	4.723	11-15-36	835,000	836,563
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (B)(C)	4.973	07-15-32	260,000	256,663
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(C)	3.584	06-11-32	370,000	369,534
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (B)(C)	4.573	04-15-36	690,000	690,198
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (C)(G)	3.470	07-27-48	152,232	152,747
Series 2019-2, Class A1 (C)(G)	3.337	05-25-49	628,255	628,546
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.808	08-15-45	3,890,637	170,269
Series 2012-CR3 Class XA IO	1.869	10-15-45	5,546,686	293,244
Series 2014-CR15, Class XA IO	1.097	02-10-47	5,811,269	207,283
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.448	05-10-51	6,513,829	230,801
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.540	08-10-30	880,000	905,167
Series 2013-LC13, Class B (C)(G)	5.009	08-10-46	220,000	234,019
28	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(C)	4.723	02-13-32	390,000	$390,121
Core Industrial Trust Series 2015-CALW, Class XA IO (C)	0.939	02-10-34	6,830,434	129,491
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (C)(G)	3.495	12-15-34	645,000	641,686
Series 2015-NRF, Class EFX (C)(G)	3.495	12-15-34	515,000	510,864
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(G)	3.500	11-25-57	378,996	379,808
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (B)(C)	5.573	09-15-34	210,000	210,656
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.363	05-10-45	5,745,892	227,664
Series 2015-590M, Class C (C)(G)	3.932	10-10-35	320,000	319,527
Series 2016-RENT, Class D (C)(G)	4.202	02-10-29	630,000	632,006
Series 2017-485L, Class C (C)(G)	4.115	02-10-37	250,000	250,179
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (B)(C)	4.273	07-15-32	215,000	214,412
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (B)(C)	4.973	07-15-32	120,000	119,388
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(C)	4.173	12-15-34	250,000	250,310
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (B)(C)	6.377	08-05-34	210,000	210,086
IMT Trust Series 2017-APTS, Class CFX (C)(G)	3.613	06-15-34	400,000	398,398
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.172	07-25-35	3,673,816	96,800
Series 2005-AR8, Class AX2 IO	0.886	05-25-35	3,702,712	131,638
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	6,122,912	245,649
Series 2015-MAR7, Class C (C)	4.490	06-05-32	425,000	429,058
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (B)(C)	3.383	06-15-35	425,000	424,463
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	3.873	11-15-34	850,000	849,467
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	514,250	514,917
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.917	11-15-32	240,000	240,235
Series 2018-ALXA, Class C (C)(G)	4.460	01-15-43	380,000	399,407
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	240,000	244,770
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (C)(G)	3.793	03-25-48	278,395	281,036
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Verus Securitization Trust Series 2018-3, Class A1 (C)(G)	4.108	10-25-58	1,055,971	$1,074,590
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(G)	4.079	12-13-29	844,000	846,477
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(G)	2.800	03-18-28	690,000	684,624
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(C)	4.123	12-15-34	295,000	294,441
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (B)(C)	5.044	11-15-29	120,514	120,667
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	2.039	11-15-45	4,481,224	243,638
Series 2013-C16, Class B (G)	5.195	09-15-46	145,000	154,991
U.S. Government Agency 0.5%				8,966,451
Federal Home Loan Mortgage Corp.
Series K005, Class AX IO	1.343	11-25-19	5,078,054	28,472
Series K017, Class X1 IO	1.303	12-25-21	4,991,200	140,119
Series K021, Class X1 IO	1.440	06-25-22	291,589	11,156
Series K022, Class X1 IO	1.230	07-25-22	10,584,803	350,662
Series K711, Class X1 IO	1.629	07-25-19	3,108,493	3,032
Government National Mortgage Association
Series 2012-114, Class IO	0.766	01-16-53	2,387,782	108,766
Series 2016-174, Class IO	0.914	11-16-56	4,592,785	346,801
Series 2017-109, Class IO	0.610	04-16-57	6,084,833	324,596
Series 2017-124, Class IO	0.706	01-16-59	7,418,063	469,381
Series 2017-135, Class IO	0.839	10-16-58	4,864,908	325,245
Series 2017-140, Class IO	0.609	02-16-59	4,258,971	249,373
Series 2017-159, Class IO	0.545	06-16-59	5,953,623	305,500
Series 2017-169, Class IO	0.733	01-16-60	10,163,860	643,647
Series 2017-20, Class IO	0.748	12-16-58	7,053,508	427,580
Series 2017-22, Class IO	1.022	12-16-57	3,155,017	268,816
Series 2017-41, Class IO	0.793	07-16-58	5,423,637	362,858
Series 2017-46, Class IO	0.621	11-16-57	6,892,883	390,978
Series 2017-61, Class IO	0.769	05-16-59	3,216,552	223,041
Series 2018-081, Class IO	0.448	01-16-60	10,856,982	561,339
Series 2018-158, Class IO	0.726	05-16-61	6,686,427	495,625
Series 2018-35, Class IO	0.526	03-16-60	7,204,061	399,004
Series 2018-43, Class IO	0.577	05-16-60	11,265,759	626,529
Series 2018-68, Class IO	0.478	01-16-60	12,436,075	615,567
Series 2018-69, Class IO	0.535	04-16-60	11,044,074	624,159

Series 2018-9, Class IO	0.558	01-16-60	11,682,146	664,205
30	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 3.9%				$77,011,678
(Cost $76,555,982)
Asset backed securities 3.9%				77,011,678
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (B)	3.034	06-22-37	404,668	392,082
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (B)	2.851	08-25-37	1,623,873	1,589,850
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (B)	2.951	05-25-36	647,050	636,082
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,125,000	2,124,821
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	485,000	493,305
Series 2018-3, Class C	3.740	10-18-24	395,000	404,303
Applebee's Funding LLC Series 2014-1, Class A2 (C)	4.277	09-05-44	1,308,438	1,305,132
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	1,191,775	1,219,114
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A (C)	3.450	03-20-23	534,000	540,546
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (C)	3.280	09-26-33	589,000	590,425
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5	1.660	06-17-24	1,600,000	1,569,932
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	2,600,000	2,598,739
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	1,454,167	1,460,084
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	680,000	675,590
Series 2018-B, Class A3	3.190	11-15-23	1,050,000	1,061,348
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	1,063,300	1,083,735
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (B)	3.013	03-28-35	555,000	533,675
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.611	02-25-35	167,752	167,357
DB Master Finance LLC
Series 2015-1A, Class A2II (C)	3.980	02-20-45	1,224,000	1,224,441
Series 2017-1A, Class A2I (C)	3.629	11-20-47	392,038	393,374
Series 2017-1A, Class A2II (C)	4.030	11-20-47	439,438	440,097
Series 2019-1A, Class A2I (C)	3.787	05-20-49	1,945,000	1,964,586
DLL LLC Series 2018-ST2, Class A3 (C)	3.460	01-20-22	705,000	712,455
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	1,336,200	1,344,859
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	31

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	1,288,275	$1,331,793
Enterprise Fleet Financing LLC Series 2018-3, Class A2 (C)	3.380	05-20-24	968,000	974,652
Evergreen Credit Card Trust Series 2018-1, Class A (C)	2.950	03-15-23	1,200,000	1,207,216
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	372,400	375,267
Ford Credit Auto Owner Trust
Series 2017-B, Class A4	1.870	09-15-22	295,000	291,337
Series 2017-C, Class A4	2.160	03-15-23	715,000	708,594
Series 2018-B, Class A3	3.240	04-15-23	1,023,000	1,035,528
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	1,275,000	1,265,502
Series 2018-3, Class A1	3.520	10-15-23	1,800,000	1,834,575
Series 2019-2, Class A	3.320	04-15-26	526,000	526,964
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (B)	2.851	08-25-44	2,568,000	2,523,691
Golden Credit Card Trust Series 2018-1A, Class A (C)	2.620	01-15-23	1,385,000	1,383,501
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	986,573	979,673
Series 2018-AA, Class A (C)	3.540	02-25-32	459,747	466,365
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	320,000	316,646
Series 2017-3, Class A4	1.980	11-20-23	380,000	376,126
Hyundai Auto Receivables Trust Series 2018-B, Class A3	3.480	12-15-22	639,000	646,299
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (B)	3.005	10-27-42	566,313	549,585
MelTel Land Funding LLC Series 2019-1A, Class A (C)	3.768	04-15-49	505,000	505,452
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(G)	3.500	08-25-58	460,984	463,011
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (C)	2.210	10-17-22	900,000	894,498
Series 2019-A, Class A3 (C)	3.270	11-13-23	640,000	643,304
MVW Owner Trust
Series 2014-1A, Class A (C)	2.250	09-22-31	61,898	61,246
Series 2015-1A, Class A (C)	2.520	12-20-32	110,452	109,570
Series 2018-1A, Class A (C)	3.450	01-21-36	1,037,513	1,054,074
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	1,199,790	1,226,277
Nelnet Student Loan Trust Series 2006-1, Class A6 (3 month LIBOR + 0.450%) (B)(C)	3.101	08-23-36	1,620,000	1,585,655
New Residential Mortgage LLC
32	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-FNT1, Class A (C)	3.610	05-25-23	623,689	$629,286
Series 2018-FNT2, Class A (C)	3.790	07-25-54	366,468	369,484
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (C)	2.540	04-18-22	1,005,000	1,002,132
Series 2018-1A, Class A2 (C)	3.220	02-15-23	260,000	261,316
Series 2018-2A, Class A2 (C)	3.690	10-15-23	700,000	712,457
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	835,000	825,909
Series 2018-C, Class A3	3.220	06-15-23	1,532,000	1,552,511
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	214,966	214,129
Series 2018-PLS2, Class A (C)	3.265	02-25-23	1,175,910	1,175,787
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	348,000	351,932
PFS Financing Corp. Series 2018-B, Class A (C)	2.890	02-15-23	875,000	875,724
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	421,637	429,171
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	480,000	482,576
Series 2018-3, Class C	3.510	08-15-23	1,125,000	1,132,035
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (C)	3.230	10-20-24	372,000	373,136
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (C)	3.500	06-20-35	319,389	323,415
Series 2019-1A, Class A (C)	3.200	01-20-36	566,983	570,879
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (B)	3.078	06-15-39	291,284	284,843
SMB Private Education Loan Trust Series 2015-C, Class A2A (C)	2.750	07-15-27	414,638	413,947
Sonic Capital LLC Series 2016-1A, Class A2 (C)	4.472	05-20-46	373,720	378,974
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	3.989	02-25-35	130,138	129,768
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (B)(C)	2.955	10-28-37	1,965,505	1,939,244
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	1,197,998	1,230,787
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	227,167	227,101
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (C)	4.110	07-20-43	378,400	385,204
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.908	10-25-53	280,000	289,744
Series 2015-2, Class 1M2 (C)(G)	3.776	11-25-60	815,000	837,224
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-5, Class A1 (C)(G)	2.500	10-25-56	600,502	$589,895
Series 2017-1, Class A1 (C)(G)	2.750	10-25-56	330,028	325,551
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	227,549	224,830
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	427,265	423,356
Series 2018-3, Class A1 (C)(G)	3.750	05-25-58	622,606	632,060
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	1,040,411	1,025,860
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	271,753	271,265
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58	1,602,274	1,620,084
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	644,394	655,404
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	790,000	780,542
Series 2018-C, Class A3	3.020	12-15-22	1,300,000	1,312,591
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	552,833	554,416
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	518,875	525,222
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	576,207	566,489
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (B)(C)	2.820	04-25-40	150,167	141,909
Westgate Resorts LLC
Series 2015-2A, Class B (C)	4.000	07-20-28	170,349	169,929
Series 2016-1A, Class A (C)	3.500	12-20-28	196,323	196,401
Series 2017-1A, Class A (C)	3.050	12-20-30	320,747	319,083
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	4.050	03-15-24	499,000	502,092
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	905,000	913,651

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$2,904,939
(Cost $2,903,875)
John Hancock Collateral Trust (H)	2.5189(I)	290,285	2,904,939

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.1%				$2,412,000
(Cost $2,412,000)
U.S. Government Agency 0.0%				529,000
Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	235,000	235,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	294,000	294,000

34	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.1%		1,883,000
Barclays Tri-Party Repurchase Agreement dated 4-30-19 at 2.700% to be repurchased at $1,883,141 on 5-1-19, collateralized by $1,902,150 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $1,920,905, including interest)	1,883,000	1,883,000

Total investments (Cost $1,545,541,958) 99.5%	$1,970,343,240
Other assets and liabilities, net 0.5%	8,936,018
Total net assets 100.0%	$1,979,279,258

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 4-30-19.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $1,554,914,840. Net unrealized appreciation aggregated to $415,428,400, of which $460,221,309 related to gross unrealized appreciation and $44,792,909 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	35

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,542,638,083) including $2,797,428 of securities loaned	$1,967,438,301
Affiliated investments, at value (Cost $2,903,875)	2,904,939
Total investments, at value (Cost $1,545,541,958)	1,970,343,240
Cash	231,291
Foreign currency, at value (Cost $422,967)	425,237
Dividends and interest receivable	6,508,842
Receivable for fund shares sold	2,612,860
Receivable for investments sold	9,287,965
Other assets	159,982
Total assets	1,989,569,417
Liabilities
Payable for investments purchased	4,495,673
Payable for fund shares repurchased	1,962,830
Payable upon return of securities loaned	2,907,717
Payable to affiliates
Accounting and legal services fees	136,426
Transfer agent fees	167,930
Distribution and service fees	333,022
Trustees' fees	1,441
Other liabilities and accrued expenses	285,120
Total liabilities	10,290,159
Net assets	$1,979,279,258
Net assets consist of
Paid-in capital	$1,555,302,853
Total distributable earnings (loss)	423,976,405
Net assets	$1,979,279,258

36	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($909,639,454 ÷ 44,561,544 shares)[1]	$20.41
Class B ($14,485,346 ÷ 711,279 shares)[1]	$20.37
Class C ($382,601,197 ÷ 18,772,854 shares)[1]	$20.38
Class I ($443,578,344 ÷ 21,752,939 shares)	$20.39
Class R1 ($3,749,250 ÷ 182,859 shares)	$20.50
Class R2 ($3,841,112 ÷ 188,473 shares)	$20.38
Class R3 ($5,500,483 ÷ 268,874 shares)	$20.46
Class R4 ($18,024,247 ÷ 878,901 shares)	$20.51
Class R5 ($2,144,373 ÷ 104,734 shares)	$20.47
Class R6 ($195,715,452 ÷ 9,583,896 shares)	$20.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.48

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	37

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Interest	$14,100,893
Dividends	12,469,041
Securities lending	19,411
Less foreign taxes withheld	(60,735)
Total investment income	26,528,610
Expenses
Investment management fees	5,610,360
Distribution and service fees	3,305,740
Accounting and legal services fees	224,154
Transfer agent fees	984,545
Trustees' fees	17,743
Custodian fees	123,857
State registration fees	86,910
Printing and postage	84,686
Professional fees	42,544
Other	30,461
Total expenses	10,511,000
Less expense reductions	(77,003)
Net expenses	10,433,997
Net investment income	16,094,613
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,543,345
Affiliated investments	2,125
5,545,470
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	128,838,938
Affiliated investments	1,092
128,840,030
Net realized and unrealized gain	134,385,500
Increase in net assets from operations	$150,480,113

38	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$16,094,613	$29,034,221
Net realized gain	5,545,470	118,115,403
Change in net unrealized appreciation (depreciation)	128,840,030	(94,677,558)
Increase in net assets resulting from operations	150,480,113	52,472,066
Distributions to shareholders
From net investment income and net realized gain
Class A	(53,241,464)	(32,473,824)
Class B	(1,111,331)	(1,015,533)
Class C	(23,828,808)	(15,845,991)
Class I	(29,203,382)	(17,490,953)
Class R1	(216,412)	(152,918)
Class R2	(226,875)	(135,910)
Class R3	(295,668)	(183,025)
Class R4	(1,063,406)	(922,438)
Class R5	(144,888)	(215,015)
Class R6	(11,234,415)	(6,630,750)
Total distributions	(120,566,649)	(75,066,357)
From fund share transactions	46,953,962	(6,427,872)
Total increase (decrease)	76,867,426	(29,022,163)
Net assets
Beginning of period	1,902,411,832	1,931,433,995
End of period	$1,979,279,258	$1,902,411,832
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	39

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.18	$20.40	$18.29	$18.56	$19.34	$18.62
Net investment income[2]	0.17	0.32	0.32	0.32	0.36	0.39
Net realized and unrealized gain (loss) on investments	1.35	0.28	2.12	0.25	(0.19)	1.46
Total from investment operations	1.52	0.60	2.44	0.57	0.17	1.85
Less distributions
From net investment income	(0.18)	(0.34)	(0.33)	(0.32)	(0.40)	(0.42)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.29)	(0.82)	(0.33)	(0.84)	(0.95)	(1.13)
Net asset value, end of period	$20.41	$20.18	$20.40	$18.29	$18.56	$19.34
Total return (%)[3,4]	8.23 [5]	2.89	13.41	3.26	0.98	10.43
Ratios and supplemental data
Net assets, end of period (in millions)	$910	$832	$817	$866	$808	$675
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [6]	1.07	1.08	1.09	1.09	1.10
Expenses including reductions	1.07 [6]	1.06	1.08	1.09	1.09	1.09
Net investment income	1.77 [6]	1.57	1.62	1.77	1.92	2.07
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
40	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.13	$20.36	$18.25	$18.52	$19.30	$18.58
Net investment income[2]	0.10	0.18	0.18	0.19	0.23	0.26
Net realized and unrealized gain (loss) on investments	1.36	0.26	2.12	0.25	(0.19)	1.46
Total from investment operations	1.46	0.44	2.30	0.44	0.04	1.72
Less distributions
From net investment income	(0.11)	(0.19)	(0.19)	(0.19)	(0.27)	(0.29)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.22)	(0.67)	(0.19)	(0.71)	(0.82)	(1.00)
Net asset value, end of period	$20.37	$20.13	$20.36	$18.25	$18.52	$19.30
Total return (%)[3,4]	7.92 [5]	2.13	12.66	2.54	0.27	9.68
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$20	$36	$49	$67	$80
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.77	1.78	1.79	1.79	1.80
Expenses including reductions	1.77 [6]	1.76	1.78	1.79	1.78	1.79
Net investment income	1.07 [6]	0.88	0.93	1.08	1.23	1.38
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	41

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.15	$20.37	$18.26	$18.53	$19.31	$18.59
Net investment income[2]	0.10	0.18	0.18	0.19	0.23	0.26
Net realized and unrealized gain (loss) on investments	1.35	0.27	2.12	0.25	(0.19)	1.46
Total from investment operations	1.45	0.45	2.30	0.44	0.04	1.72
Less distributions
From net investment income	(0.11)	(0.19)	(0.19)	(0.19)	(0.27)	(0.29)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.22)	(0.67)	(0.19)	(0.71)	(0.82)	(1.00)
Net asset value, end of period	$20.38	$20.15	$20.37	$18.26	$18.53	$19.31
Total return (%)[3,4]	7.85 [5]	2.18	12.65	2.54	0.27	9.67
Ratios and supplemental data
Net assets, end of period (in millions)	$383	$400	$499	$507	$501	$422
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.77	1.78	1.79	1.79	1.80
Expenses including reductions	1.77 [6]	1.76	1.78	1.79	1.78	1.79
Net investment income	1.07 [6]	0.87	0.93	1.07	1.22	1.37
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
42	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.16	$20.39	$18.28	$18.55	$19.33	$18.61
Net investment income[2]	0.20	0.38	0.37	0.37	0.42	0.45
Net realized and unrealized gain (loss) on investments	1.35	0.27	2.12	0.26	(0.19)	1.47
Total from investment operations	1.55	0.65	2.49	0.63	0.23	1.92
Less distributions
From net investment income	(0.21)	(0.40)	(0.38)	(0.38)	(0.46)	(0.49)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.32)	(0.88)	(0.38)	(0.90)	(1.01)	(1.20)
Net asset value, end of period	$20.39	$20.16	$20.39	$18.28	$18.55	$19.33
Total return (%)[3]	8.41 [4]	3.16	13.77	3.59	1.31	10.80
Ratios and supplemental data
Net assets, end of period (in millions)	$444	$454	$522	$233	$195	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.78	0.77	0.78	0.78	0.79
Expenses including reductions	0.79 [5]	0.77	0.77	0.78	0.77	0.78
Net investment income	2.05 [5]	1.85	1.91	2.09	2.23	2.38
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	43

CLASS R1 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.26	$20.48	$18.36	$18.62	$19.41	$18.68
Net investment income[2]	0.14	0.26	0.25	0.26	0.30	0.33
Net realized and unrealized gain (loss) on investments	1.35	0.27	2.13	0.26	(0.20)	1.47
Total from investment operations	1.49	0.53	2.38	0.52	0.10	1.80
Less distributions
From net investment income	(0.14)	(0.27)	(0.26)	(0.26)	(0.34)	(0.36)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.25)	(0.75)	(0.26)	(0.78)	(0.89)	(1.07)
Net asset value, end of period	$20.50	$20.26	$20.48	$18.36	$18.62	$19.41
Total return (%)[3]	8.05 [4]	2.52	13.03	2.95	0.58	10.10
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$6	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41 [5]	1.41	1.43	1.44	1.44	1.44
Expenses including reductions	1.41 [5]	1.40	1.42	1.43	1.43	1.43
Net investment income	1.43 [5]	1.23	1.29	1.43	1.59	1.73
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.15	$20.37	$18.27	$18.53	$19.33	$18.62
Net investment income[2]	0.16	0.30	0.31	0.29	0.34	0.42
Net realized and unrealized gain (loss) on investments	1.35	0.28	2.10	0.27	(0.19)	1.45
Total from investment operations	1.51	0.58	2.41	0.56	0.15	1.87
Less distributions
From net investment income	(0.17)	(0.32)	(0.31)	(0.30)	(0.40)	(0.45)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.28)	(0.80)	(0.31)	(0.82)	(0.95)	(1.16)
Net asset value, end of period	$20.38	$20.15	$20.37	$18.27	$18.53	$19.33
Total return (%)[3]	8.19 [4]	2.79	13.27	3.23	0.86	10.51
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$4	$8	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17 [5]	1.18	1.18	1.19	1.17	1.02
Expenses including reductions	1.16 [5]	1.17	1.17	1.18	1.17	1.01
Net investment income	1.67 [5]	1.47	1.58	1.63	1.84	2.23
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	45

CLASS R3 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.22	$20.45	$18.33	$18.59	$19.38	$18.66
Net investment income[2]	0.15	0.28	0.27	0.27	0.32	0.35
Net realized and unrealized gain (loss) on investments	1.36	0.27	2.13	0.27	(0.20)	1.46
Total from investment operations	1.51	0.55	2.40	0.54	0.12	1.81
Less distributions
From net investment income	(0.16)	(0.30)	(0.28)	(0.28)	(0.36)	(0.38)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.27)	(0.78)	(0.28)	(0.80)	(0.91)	(1.09)
Net asset value, end of period	$20.46	$20.22	$20.45	$18.33	$18.59	$19.38
Total return (%)[3]	8.14 [4]	2.64	13.17	3.07	0.69	10.17
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$5	$4	$19	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32 [5]	1.28	1.33	1.32	1.33	1.33
Expenses including reductions	1.31 [5]	1.27	1.32	1.32	1.32	1.33
Net investment income	1.52 [5]	1.36	1.37	1.50	1.68	1.84
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.27	$20.49	$18.36	$18.63	$19.41	$18.69
Net investment income[2]	0.19	0.35	0.35	0.35	0.39	0.41
Net realized and unrealized gain (loss) on investments	1.35	0.28	2.13	0.25	(0.19)	1.48
Total from investment operations	1.54	0.63	2.48	0.60	0.20	1.89
Less distributions
From net investment income	(0.19)	(0.37)	(0.35)	(0.35)	(0.43)	(0.46)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.30)	(0.85)	(0.35)	(0.87)	(0.98)	(1.17)
Net asset value, end of period	$20.51	$20.27	$20.49	$18.36	$18.63	$19.41
Total return (%)[3]	8.32 [4]	3.03	13.64	3.41	1.15	10.59
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$17	$24	$30	$19	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03 [5]	1.03	1.03	1.03	1.04	1.04
Expenses including reductions	0.92 [5]	0.92	0.92	0.92	0.93	0.93
Net investment income	1.92 [5]	1.70	1.79	1.93	2.06	2.20
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	47

CLASS R5 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.24	$20.47	$18.34	$18.60	$19.39	$18.67
Net investment income[2]	0.21	0.40	0.39	0.38	0.44	0.45
Net realized and unrealized gain (loss) on investments	1.34	0.26	2.13	0.26	(0.21)	1.47
Total from investment operations	1.55	0.66	2.52	0.64	0.23	1.92
Less distributions
From net investment income	(0.21)	(0.41)	(0.39)	(0.38)	(0.47)	(0.49)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.32)	(0.89)	(0.39)	(0.90)	(1.02)	(1.20)
Net asset value, end of period	$20.47	$20.24	$20.47	$18.34	$18.60	$19.39
Total return (%)[3]	8.40 [4]	3.19	13.88	3.68	1.30	10.82
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73 [5]	0.73	0.73	0.73	0.73	0.73
Expenses including reductions	0.72 [5]	0.72	0.72	0.72	0.72	0.72
Net investment income	2.07 [5]	1.96	1.97	2.14	2.29	2.41
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$20.19	$20.41	$18.30	$18.56	$19.35	$18.63
Net investment income[2]	0.21	0.41	0.39	0.39	0.44	0.47
Net realized and unrealized gain (loss) on investments	1.35	0.27	2.12	0.27	(0.20)	1.47
Total from investment operations	1.56	0.68	2.51	0.66	0.24	1.94
Less distributions
From net investment income	(0.22)	(0.42)	(0.40)	(0.40)	(0.48)	(0.51)
From net realized gain	(1.11)	(0.48)	—	(0.52)	(0.55)	(0.71)
Total distributions	(1.33)	(0.90)	(0.40)	(0.92)	(1.03)	(1.22)
Net asset value, end of period	$20.42	$20.19	$20.41	$18.30	$18.56	$19.35
Total return (%)[3]	8.44 [4]	3.30	13.87	3.76	1.38	10.91
Ratios and supplemental data
Net assets, end of period (in millions)	$196	$166	$18	$7	$5	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68 [5]	0.68	0.68	0.69	0.69	0.69
Expenses including reductions	0.67 [5]	0.67	0.67	0.66	0.67	0.66
Net investment income	2.17 [5]	1.98	1.97	2.19	2.34	2.50
Portfolio turnover (%)	30	58	52	47	49	39

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	49

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

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Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,252,051,621	$1,209,783,517	$42,268,104	—
Preferred securities	2,286,592	2,286,592	—	—
U.S. Government and Agency obligations	295,598,339	—	295,598,339	—
Foreign government obligations	3,937,935	—	3,937,935	—
Corporate bonds	298,937,019	—	298,937,019	—
Capital preferred securities	143,780	—	143,780	—
Term loans	1,319,960	—	1,319,960	—
Collateralized mortgage obligations	33,739,377	—	33,739,377	—
Asset backed securities	77,011,678	—	77,011,678	—
Securities lending collateral	2,904,939	2,904,939	—	—
Short-term investments	2,412,000	—	2,412,000	—
Total investments in securities	$1,970,343,240	$1,214,975,048	$755,368,192	—

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       51

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

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Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2019, the fund loaned securities valued at $2,797,428 and received $2,907,717 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $2,353.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund's average daily net assets and (b) 0.550% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       54

six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$30,827	Class R3	$179
Class B	601	Class R4	618
Class C	13,892	Class R5	82
Class I	15,761	Class R6	6,358
Class R1	129	Total	$68,580
Class R2	133

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursement as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $8,423 for Class R4 shares for the six months ended April 30, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $681,626 for the six months ended April 30, 2019. Of this amount, $114,453 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $566,619 was paid as sales commissions to

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       55

broker-dealers and $554 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $7,444, $560, and $14,292 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,260,436	$472,232
Class B	82,158	9,237
Class C	1,895,636	213,083
Class I	—	275,966
Class R1	12,913	242
Class R2	8,840	249
Class R3	15,639	335
Class R4	29,579	1,156
Class R5	539	156
Class R6	—	11,889
Total	$3,305,740	$984,545

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,198,073	$99,711,772	7,937,727	$163,693,129
Distributions reinvested	2,799,464	51,621,553	1,536,847	31,468,641
Repurchased	(4,658,135)	(90,092,780)	(8,290,497)	(171,038,576)
Net increase	3,339,402	$61,240,545	1,184,077	$24,123,194
Class B shares
Sold	12,349	$237,824	28,425	$587,983
Distributions reinvested	56,262	1,033,330	45,954	939,052
Repurchased	(329,061)	(6,351,758)	(854,039)	(17,570,718)
Net decrease	(260,450)	$(5,080,604)	(779,660)	$(16,043,683)
Class C shares
Sold	1,412,166	$27,112,423	2,026,713	$41,766,358
Distributions reinvested	1,167,326	21,470,710	699,570	14,305,795
Repurchased	(3,683,851)	(71,049,869)	(7,325,955)	(150,597,273)
Net decrease	(1,104,359)	$(22,466,736)	(4,599,672)	$(94,525,120)
Class I shares
Sold	3,558,984	$68,317,065	7,398,615	$153,552,750
Distributions reinvested	1,366,868	25,173,953	720,623	14,745,827
Repurchased	(5,665,970)	(107,946,399)	(11,240,856)	(230,337,075)
Net decrease	(740,118)	$(14,455,381)	(3,121,618)	$(62,038,498)
Class R1 shares
Sold	15,199	$290,762	45,997	$948,955
Distributions reinvested	7,868	145,649	4,441	91,301
Repurchased	(16,684)	(328,787)	(124,105)	(2,564,354)
Net increase (decrease)	6,383	$107,624	(73,667)	$(1,524,098)
Class R2 shares
Sold	36,901	$709,432	72,435	$1,495,446
Distributions reinvested	8,892	163,632	5,077	103,759
Repurchased	(36,058)	(706,618)	(90,003)	(1,849,554)
Net increase (decrease)	9,735	$166,446	(12,491)	$(250,349)
Class R3 shares
Sold	31,041	$597,646	37,012	$768,367
Distributions reinvested	16,006	295,668	8,920	183,026
Repurchased	(8,210)	(160,948)	(50,596)	(1,043,507)
Net increase (decrease)	38,837	$732,366	(4,664)	$(92,114)

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		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	109,412	$2,077,006	293,599	$6,114,929
Distributions reinvested	57,396	1,063,406	44,872	922,438
Repurchased	(141,408)	(2,755,010)	(675,897)	(14,098,487)
Net increase (decrease)	25,400	$385,402	(337,426)	$(7,061,120)
Class R5 shares
Sold	17,822	$341,250	469,722	$9,812,433
Distributions reinvested	7,236	133,896	10,196	209,486
Repurchased	(29,816)	(593,913)	(473,565)	(9,606,296)
Net increase (decrease)	(4,758)	$(118,767)	6,353	$415,623
Class R6 shares
Sold	1,852,366	$36,020,676	8,555,828	$175,559,063
Distributions reinvested	605,343	11,174,673	323,659	6,628,030
Repurchased	(1,081,727)	(20,752,282)	(1,534,248)	(31,618,800)
Net increase	1,375,982	$26,443,067	7,345,239	$150,568,293
Total net increase (decrease)	2,686,054	$46,953,962	(393,529)	$(6,427,872)

Affiliates of the fund owned 2% of shares of Class R6 on April 30, 2019.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $237,372,696 and $313,107,479, respectively, for the six months ended April 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $335,789,564 and $318,903,495, respectively, for the six months ended April 30, 2019.

Note 7 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	216,812	11,506,092	(11,432,619)	290,285	—	—	$2,125	$1,092	$2,904,939
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       58

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended April 30, 2019, the fund engaged in purchases and sales amounting to $0 and $5,111,233, respectively.

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       59

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Michael J. Scanlon, Jr., CFA
Lisa A. Welch

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK BALANCED FUND       60

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837927	36SA 4/19 6/19

John Hancock

Small Cap Core Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

First Industrial Realty Trust, Inc.	2.6
Zynga, Inc., Class A	2.5
American Assets Trust, Inc.	2.4
Physicians Realty Trust	2.2
EPR Properties	2.2
SeaSpine Holdings Corp.	2.1
EMCOR Group, Inc.	2.1
Graphic Packaging Holding Company	2.1
Bio-Rad Laboratories, Inc., Class A	2.0
MobileIron, Inc.	1.9
TOTAL	22.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-0.98	6.81	6.28	4.79	39.03	38.61
Class I2,3	4.41	8.10	7.49	10.45	47.60	47.31
Class R6[2,3]	4.54	8.03	7.41	10.49	47.16	46.72
Class NAV[3]	4.56	8.20	7.61	10.51	48.32	48.17
Index†	4.61	8.63	8.14	6.06	51.25	52.10

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.36	1.12	1.01	1.00
Net (%)	1.35	1.11	1.00	0.99

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-20-13	14,731	14,731	15,210
Class R6[2,3]	12-20-13	14,672	14,672	15,210
Class NAV[3]	12-20-13	14,817	14,817	15,210

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower returns.

Footnotes related to performance pages

1	From 12-20-13.
2	Class A and Class I shares were first offered on 12-20-13. Class A shares ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares. Class R6 shares were first offered on 8-30-17. Returns shown prior to this date are those of Class A shares (or Class I shares for the period between 3-10-16 and 8-30-17), that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,102.90	$6.73	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class I	Actual expenses/actual returns	1,000.00	1,104.50	5.48	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Class R6	Actual expenses/actual returns	1,000.00	1,104.90	4.91	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class NAV	Actual expenses/actual returns	1,000.00	1,105.10	4.80	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	7

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 98.0%		$665,438,519
(Cost $632,231,278)
Communication services 8.6%		58,491,357
Entertainment 6.9%
Cinemark Holdings, Inc.	255,604	10,748,148
Glu Mobile, Inc. (A)	595,005	6,509,355
Rosetta Stone, Inc. (A)	332,819	8,393,695
Rovio Entertainment OYJ	539,979	4,390,895
Zynga, Inc., Class A (A)	3,023,255	17,111,623
Wireless telecommunication services 1.7%
Boingo Wireless, Inc. (A)	498,577	11,337,641
Consumer discretionary 8.1%		54,999,908
Hotels, restaurants and leisure 3.7%
Dave & Buster's Entertainment, Inc.	123,660	7,028,834
Penn National Gaming, Inc. (A)	269,395	5,837,790
Vail Resorts, Inc.	54,208	12,405,501
Household durables 1.5%
Universal Electronics, Inc. (A)	273,341	10,400,625
Leisure products 0.4%
Nautilus, Inc. (A)	434,639	2,325,319
Specialty retail 2.5%
Lithia Motors, Inc., Class A	45,965	5,217,947
Urban Outfitters, Inc. (A)	161,684	4,806,865
Williams-Sonoma, Inc.	122,040	6,977,027
Consumer staples 1.4%		9,254,003
Household products 1.4%
Central Garden & Pet Company, Class A (A)	378,023	9,254,003
Energy 5.5%		37,481,063
Energy equipment and services 1.2%
Patterson-UTI Energy, Inc.	618,463	8,404,912
Oil, gas and consumable fuels 4.3%
Callon Petroleum Company (A)	1,056,924	7,937,499
Magnolia Oil & Gas Corp. (A)	827,243	10,903,063
PDC Energy, Inc. (A)	235,355	10,235,589
Financials 10.5%		71,362,594
Banks 10.5%
Banner Corp.	141,871	7,522,000
Columbia Banking System, Inc.	264,220	9,918,819
ConnectOne Bancorp, Inc.	326,198	7,120,902
8	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Community Corp.	186,842	$3,510,761
Pinnacle Financial Partners, Inc.	149,250	8,666,948
South State Corp.	115,673	8,751,819
Union Bankshares Corp.	255,081	9,310,457
Univest Financial Corp.	324,930	8,194,735
Valley National Bancorp	798,297	8,366,153
Health care 14.7%		99,603,656
Biotechnology 4.5%
Emergent BioSolutions, Inc. (A)	186,408	9,633,565
Ligand Pharmaceuticals, Inc. (A)	52,911	6,658,849
Recro Pharma, Inc. (A)	594,384	5,188,972
Retrophin, Inc. (A)	246,945	4,711,711
Stemline Therapeutics, Inc. (A)	279,201	4,188,015
Health care equipment and supplies 6.1%
AtriCure, Inc. (A)	244,994	7,354,720
Cutera, Inc. (A)	115,257	2,044,659
Integra LifeSciences Holdings Corp. (A)	124,437	6,494,367
SeaSpine Holdings Corp. (A)(B)	969,855	14,285,964
The Cooper Companies, Inc.	38,407	11,134,957
Life sciences tools and services 3.2%
Bio-Rad Laboratories, Inc., Class A (A)	46,036	13,853,613
Syneos Health, Inc. (A)	167,565	7,863,825
Pharmaceuticals 0.9%
Prestige Consumer Healthcare, Inc. (A)	210,416	6,190,439
Industrials 12.6%		85,820,226
Building products 2.3%
American Woodmark Corp. (A)	77,755	6,992,507
Armstrong World Industries, Inc.	98,301	8,519,748
Commercial services and supplies 1.3%
UniFirst Corp.	54,360	8,595,947
Construction and engineering 4.8%
EMCOR Group, Inc.	169,265	14,241,957
Granite Construction, Inc.	200,837	9,015,573
Quanta Services, Inc.	227,625	9,241,575
Electrical equipment 1.5%
Regal Beloit Corp.	124,973	10,632,703
Machinery 1.6%
The Timken Company	235,585	11,296,301
Trading companies and distributors 1.1%
Watsco, Inc.	45,964	7,283,915
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	9

	Shares	Value
Information technology 20.8%		$141,175,434
Communications equipment 0.7%
Casa Systems, Inc. (A)	480,079	4,603,958
Electronic equipment, instruments and components 1.3%
TTM Technologies, Inc. (A)	657,344	8,703,235
IT services 0.8%
GreenSky, Inc., Class A (A)	348,788	5,573,632
Semiconductors and semiconductor equipment 4.2%
Lattice Semiconductor Corp. (A)	723,360	9,367,512
MaxLinear, Inc. (A)	366,459	9,861,412
Silicon Laboratories, Inc. (A)	87,563	9,427,033
Software 12.3%
Avaya Holdings Corp. (A)	364,995	6,964,105
Box, Inc., Class A (A)	382,789	7,893,109
Carbon Black, Inc. (A)	314,328	4,318,867
Cloudera, Inc. (A)	594,640	6,618,343
ForeScout Technologies, Inc. (A)	192,178	8,079,163
j2 Global, Inc.	121,090	10,609,906
MicroStrategy, Inc., Class A (A)	44,157	6,610,303
Mimecast, Ltd. (A)	170,445	8,779,621
MobileIron, Inc. (A)	2,203,687	13,067,864
Tenable Holdings, Inc. (A)	290,056	10,413,010
Technology hardware, storage and peripherals 1.5%
Cray, Inc. (A)	391,636	10,284,361
Materials 5.0%		34,247,951
Chemicals 1.2%
Valvoline, Inc.	450,091	8,326,684
Containers and packaging 2.0%
Graphic Packaging Holding Company	1,004,350	13,940,378
Metals and mining 1.8%
Kaiser Aluminum Corp.	121,757	11,980,889
Real estate 9.5%		64,187,987
Equity real estate investment trusts 9.5%
American Assets Trust, Inc.	356,197	16,452,739
EPR Properties	189,887	14,974,489
First Industrial Realty Trust, Inc.	498,849	17,594,404
Physicians Realty Trust	839,776	15,166,355
Utilities 1.3%		8,814,340
Electric utilities 1.3%
Portland General Electric Company	168,502	8,814,340

10	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 2.5%			$17,007,687
(Cost $17,007,687)
Money market funds 2.5%			17,007,687
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3673(C)	17,007,687	17,007,687

Total investments (Cost $649,238,965) 100.5%	$682,446,206
Other assets and liabilities, net (0.5%)	(3,251,938)
Total net assets 100.0%	$679,194,268

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $650,844,309. Net unrealized appreciation aggregated to $31,601,897, of which $60,345,299 related to gross unrealized appreciation and $28,743,402 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $637,039,964)	$668,160,242
Affiliated investments, at value (Cost $12,199,001)	14,285,964
Total investments, at value (Cost $649,238,965)	682,446,206
Dividends and interest receivable	289,630
Receivable for fund shares sold	590,321
Receivable for investments sold	2,714,131
Other assets	86,179
Total assets	686,126,467
Liabilities
Payable for investments purchased	5,554,591
Payable for fund shares repurchased	1,197,321
Payable to affiliates
Accounting and legal services fees	38,573
Transfer agent fees	27,094
Trustees' fees	483
Other liabilities and accrued expenses	114,137
Total liabilities	6,932,199
Net assets	$679,194,268
Net assets consist of
Paid-in capital	$665,212,904
Total distributable earnings (loss)	13,981,364
Net assets	$679,194,268

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($254,601,068 ÷ 21,254,593 shares)[1]	$11.98
Class I ($22,683,772 ÷ 1,896,123 shares)	$11.96
Class R6 ($88,887,035 ÷ 7,424,154 shares)	$11.97
Class NAV ($313,022,393 ÷ 26,164,253 shares)	$11.96
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$3,523,902
Interest	228,763
Total investment income	3,752,665
Expenses
Investment management fees	2,276,586
Distribution and service fees	292,171
Accounting and legal services fees	61,570
Transfer agent fees	151,747
Trustees' fees	3,689
Custodian fees	25,793
State registration fees	46,916
Printing and postage	41,068
Professional fees	24,691
Other	11,155
Total expenses	2,935,386
Less expense reductions	(19,640)
Net expenses	2,915,746
Net investment income	836,919
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(12,578,902)
Affiliated investments	(4,145,464)
(16,724,366)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	71,764,035
Affiliated investments	2,860,983
74,625,018
Net realized and unrealized gain	57,900,652
Increase in net assets from operations	$58,737,571

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$836,919	$613,752
Net realized gain (loss)	(16,724,366)	20,199,190
Change in net unrealized appreciation (depreciation)	74,625,018	(54,947,921)
Increase (decrease) in net assets resulting from operations	58,737,571	(34,134,979)
Distributions to shareholders
From net investment income and net realized gain
Class A	(10,724,311)	(235,550)
Class I	(1,125,891)	(79,714)
Class R6	(3,969,480)	(44,129)
Class NAV	(7,643,165)	(19,181,481)
Total distributions	(23,462,847)	(19,540,874)
From fund share transactions
Fund share transactions	137,154,277	88,036,704
Issued in reorganization	—	294,730,327
From fund share transactions	137,154,277	382,767,031
Total increase	172,429,001	329,091,178
Net assets
Beginning of period	506,765,267	177,674,089
End of period	$679,194,268	$506,765,267
14	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]	10-31-15	10-31-14 [3]
Per share operating performance
Net asset value, beginning of period	$11.42	$13.82	$12.86	$10.06	$10.00
Net investment income (loss)[4]	0.01	(0.01)	— [5]	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	1.07	(0.89)	0.96	(0.06)	0.10
Total from investment operations	1.08	(0.90)	0.96	(0.07)	0.06
Less distributions
From net realized gain	(0.52)	(1.50)	—	(0.20)	—
Net asset value, end of period	$11.98	$11.42	$13.82	$9.79	$10.06
Total return (%)[6,7]	10.29 [8]	(7.59)	7.47 [8]	(0.65)	0.60 [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$255	$240	$1	$— [9]	$— [9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [10]	1.37	1.41 [10]	1.40	1.44 [10]
Expenses including reductions	1.29 [10]	1.36	1.40 [10]	1.40	1.43 [10]
Net investment income (loss)	0.11 [10]	(0.07)	— [10,11]	(0.06)	(0.40) [10]
Portfolio turnover (%)	38	102 [12]	68 [13]	68	59

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 8-30-17 (relaunch date) to 10-31-17. Class A liquidated on 3-10-16, accordingly, there were no shares of this class outstanding 10-31-16.
[3]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[4]	Based on average daily shares outstanding.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.
[11]	Less than 0.005%.
[12]	Excludes merger activity.
[13]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	15

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.41	$13.82	$10.98	$9.85	$10.08	$10.00
Net investment income[3]	0.02	0.02	0.05	0.06	0.03	— [4]
Net realized and unrealized gain (loss) on investments	1.07	(0.90)	2.88	1.21	(0.06)	0.08
Total from investment operations	1.09	(0.88)	2.93	1.27	(0.03)	0.08
Less distributions
From net investment income	(0.02)	(0.03)	(0.09)	(0.04)	—	—
From net realized gain	(0.52)	(1.50)	—	(0.10)	(0.20)	—
Total distributions	(0.54)	(1.53)	(0.09)	(0.14)	(0.20)	—
Net asset value, end of period	$11.96	$11.41	$13.82	$10.98	$9.85	$10.08
Total return (%)[5]	10.45 [6]	(7.48)	26.79	13.18	(0.35)	0.80 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$29	$1	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06 [8]	1.13	1.15	1.09	1.09	1.12 [8]
Expenses including reductions	1.05 [8]	1.12	1.14	1.09	1.09	1.11 [8]
Net investment income (loss)	0.33 [8]	0.19	0.41	0.60	0.28	(0.03) [8]
Portfolio turnover (%)	38	102 [9]	68	59	68	59

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
16	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$11.43	$13.83	$12.86
Net investment income[3]	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	1.07	(0.90)	0.96
Total from investment operations	1.10	(0.86)	0.97
Less distributions
From net investment income	(0.04)	(0.04)	—
From net realized gain	(0.52)	(1.50)	—
Total distributions	(0.56)	(1.54)	—
Net asset value, end of period	$11.97	$11.43	$13.83
Total return (%)[4]	10.49 [5]	(7.30)	7.54 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$82	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [7]	1.02	1.05 [7]
Expenses including reductions	0.94 [7]	1.01	1.04 [7]
Net investment income	0.46 [7]	0.29	0.45 [7]
Portfolio turnover (%)	38	102 [8]	68 [9]

[1]	Six months ended 4-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	17

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.42	$13.83	$10.98	$9.85	$10.09	$10.00
Net investment income[3]	0.03	0.04	0.06	0.07	0.04	— [4]
Net realized and unrealized gain (loss) on investments	1.07	(0.91)	2.89	1.21	(0.07)	0.09
Total from investment operations	1.10	(0.87)	2.95	1.28	(0.03)	0.09
Less distributions
From net investment income	(0.04)	(0.04)	(0.10)	(0.05)	(0.01)	—
From net realized gain	(0.52)	(1.50)	—	(0.10)	(0.20)	—
Total distributions	(0.56)	(1.54)	(0.10)	(0.15)	(0.21)	—
Net asset value, end of period	$11.96	$11.42	$13.83	$10.98	$9.85	$10.09
Total return (%)[5]	10.51 [6]	(7.36)	27.00	13.21	(0.23)	0.90 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$313	$156	$176	$138	$153	$169
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [7]	1.01	1.04	0.98	0.98	1.00 [7]
Expenses including reductions	0.92 [7]	1.00	1.03	0.97	0.97	0.99 [7]
Net investment income	0.49 [7]	0.32	0.49	0.74	0.37	0.04 [7]
Portfolio turnover (%)	38	102 [8]	68	59	68	59

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
18	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       19

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$58,491,357	$54,100,462	$4,390,895	—
Consumer discretionary	54,999,908	54,999,908	—	—
Consumer staples	9,254,003	9,254,003	—	—
Energy	37,481,063	37,481,063	—	—
Financials	71,362,594	71,362,594	—	—
Health care	99,603,656	99,603,656	—	—
Industrials	85,820,226	85,820,226	—	—
Information technology	141,175,434	141,175,434	—	—
Materials	34,247,951	34,247,951	—	—
Real estate	64,187,987	64,187,987	—	—
Utilities	8,814,340	8,814,340	—	—
Short-term investments	17,007,687	17,007,687	—	—
Total investments in securities	$682,446,206	$678,055,311	$4,390,895	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       20

custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,366.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       21

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund's average daily net assets, (b) 0.830% of the next $300 million of the fund's average daily net assets, (c) 0.815% of the next $300 million of the fund's average daily net assets, and (d) 0.800% of the fund's average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$8,569	Class NAV	$7,246
Class I	846	Total	$19,640
Class R6	2,979

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursement as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.84% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

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Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.25% for Class A shares distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of the class.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $161,651 for the six months ended April 30, 2019. Of this amount, $27,441 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $134,046 was paid as sales commissions to broker-dealers and $164 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $2,010 for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$292,171	$131,347
Class I	—	14,822
Class R6	—	5,578
Class NAV	—	—
Total	$292,171	$151,747

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       23

At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$15,241,344	1	2.350%	$995

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,720,620	$18,819,338	3,989,570	$50,409,482
Issued in reorganization (Note 8)	—	—	18,975,896	228,384,397
Distributions reinvested	1,052,461	10,661,434	18,159	230,074
Repurchased	(2,537,514)	(27,718,134)	(2,016,150)	(25,345,313)
Net increase	235,567	$1,762,638	20,967,475	$253,678,640
Class I shares
Sold	346,210	$3,841,257	1,882,475	$23,701,911
Issued in reorganization (Note 8)	—	—	995,716	11,964,123
Distributions reinvested	110,758	1,119,763	6,306	79,714
Repurchased	(1,086,894)	(12,045,322)	(409,628)	(5,106,887)
Net increase (decrease)	(629,926)	$(7,084,302)	2,474,869	$30,638,861
Class R6 shares
Sold	1,171,358	$12,849,927	3,598,805	$45,199,812
Issued in reorganization (Note 8)	—	—	4,522,283	54,381,807
Distributions reinvested	391,155	3,954,577	3,016	38,148
Repurchased	(1,277,458)	(14,085,254)	(988,893)	(12,433,761)
Net increase	285,055	$2,719,250	7,135,211	$87,186,006
Class NAV shares
Sold	13,661,547	$153,951,721	449,147	$5,451,668
Distributions reinvested	756,000	7,643,165	1,517,522	19,181,480
Repurchased	(1,945,241)	(21,838,195)	(1,019,595)	(13,369,624)
Net increase	12,472,306	$139,756,691	947,074	$11,263,524
Total net increase	12,363,002	$137,154,277	31,524,629	$382,767,031

Affiliates of the fund owned 1%, 1% and 100% of shares of Class I, Class R6 and Class NAV, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $329,056,386 and $202,593,289, respectively, for the six months ended April 30, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       24

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex held 46.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	9.8%

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended April 30, 2019, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Enzo Biochem, Inc.	1,736,079	997,626	(2,733,705)	—	—	—	($4,251,130)	$4,540,694	—
SeaSpine Holdings Corp.	686,276	299,332	(15,753)	969,855	—	—	105,666	(1,679,711)	$14,285,964
					—	—	($4,145,464)	$2,860,983	$14,285,964

Note 9 — Reorganization

On January 26, 2018, the shareholders of John Hancock Funds III Small Company Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund's shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or its shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund's identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization will be shared pro-rata. The effective time of the reorganization occurred immediately after the close of

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       25

regularly scheduled trading on the New York Stock Exchange (NYSE) on March 23, 2018. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Acquired net asset value of the Acquired Fund	Appreciation of the Acquired Fund's investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
JHF Small Cap Core Fund	JHF III Small Company Fund	$294,730,327	($16,780,146)	13,378,531	24,493,895	$205,780,002	$500,510,329

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired fund that have been included in the Acquiring fund's Statement of operations at October 31, 2018. See Note 5 for capital shares issued in connection with the above referenced reorganizations.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Manager

Bill Talbot, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP CORE FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF838014	445SA 4/19 6/19

John Hancock

Infrastructure Fund

(formerly John Hancock Enduring Assets Fund)

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which has so far in 2019 shifted to a neutral stance on interest rates after three years of hikes. The markets responded favorably, with most bond indexes registering gains in the first four months of 2019 before hitting a patch of turbulence after period end as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Infrastructure Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
11	Financial statements
15	Financial highlights
20	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The MSCI AC World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Iberdrola SA	4.8
China Tower Corp., Ltd., H Shares	4.4
American Tower Corp.	4.3
TransCanada Corp.	4.2
Equity LifeStyle Properties, Inc.	4.2
Comcast Corp., Class A	4.0
Vinci SA	4.0
E.ON SE	3.6
Sempra Energy	3.6
Canadian National Railway Company	3.5
TOTAL	40.6
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       3

TOP 10 COUNTRIES AS OF 4/30/19 (%)

United States	32.7
China	12.1
Canada	7.7
United Kingdom	7.4
Hong Kong	7.4
France	7.2
Italy	5.6
Spain	4.8
Germany	4.5
Japan	3.4
TOTAL	92.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	2.47	4.69	5.78	7.04	25.78	35.13
Class C2	6.06	5.02	6.08	11.28	27.76	37.26
Class I3	8.19	6.07	7.09	12.84	34.26	44.39
Class R6[3]	8.18	6.20	7.22	12.86	35.09	45.30
Class NAV[3]	8.27	6.22	7.23	12.86	35.22	45.43
Index†	5.06	6.96	7.38	9.37	39.99	46.46

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.38	2.08	1.10	0.99	0.97
Net (%)	1.31	2.01	1.00	0.92	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI AC World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Infrastructure Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI AC World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	13,726	13,726	14,646
Class I3	12-20-13	14,439	14,439	14,646
Class R6[3]	12-20-13	14,530	14,530	14,646
Class NAV[3]	12-20-13	14,543	14,543	14,646

The MSCI AC World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5/16/14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,126.80	$ 6.91	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Class C	Actual expenses/actual returns	1,000.00	1,122.80	10.58	2.01%
	Hypothetical example	1,000.00	1,014.80	10.04	2.01%
Class I	Actual expenses/actual returns	1,000.00	1,128.40	5.28	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,128.60	4.86	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,128.60	4.86	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 94.3%		$249,274,072
(Cost $215,685,786)
Brazil 1.4%		3,782,938
Cia de Saneamento do Parana	189,200	3,782,938
Canada 7.7%		20,474,869
Canadian National Railway Company	99,706	9,261,338
TransCanada Corp.	234,951	11,213,531
Chile 0.1%		366,550
Enel Americas SA	2,088,888	366,550
China 12.1%		31,851,680
China Longyuan Power Group Corp., Ltd., H Shares	11,152,348	7,690,651
China Tower Corp., Ltd., H Shares (A)	43,018,000	11,646,561
ENN Energy Holdings, Ltd.	636,405	6,014,651
Huaneng Renewables Corp., Ltd., H Shares	22,548,474	6,499,817
France 7.2%		19,060,127
Engie SA	567,866	8,428,553
Vinci SA	105,267	10,631,574
Germany 4.5%		11,782,686
E.ON SE	890,634	9,575,851
Innogy SE (B)	50,872	2,206,835
Hong Kong 7.4%		19,566,264
Beijing Enterprises Holdings, Ltd.	1,473,010	7,848,668
CK Infrastructure Holdings, Ltd.	805,923	6,535,650
Guangdong Investment, Ltd.	2,770,106	5,181,946
Italy 5.6%		14,752,674
Enel SpA	1,429,016	9,048,761
Snam SpA	1,120,417	5,703,913
Japan 3.4%		8,947,846
NTT DOCOMO, Inc.	266,395	5,784,921
Osaka Gas Company, Ltd.	170,979	3,162,925
Spain 4.8%		12,645,447
Iberdrola SA	1,391,538	12,645,447
United Kingdom 7.4%		19,643,355
BT Group PLC	2,316,052	6,911,129
National Grid PLC	690,551	7,565,628
Severn Trent PLC	194,098	5,166,598
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	9

	Shares	Value
United States 32.7%		$86,399,636
American Tower Corp.	57,652	11,259,436
Avangrid, Inc.	163,283	8,361,722
Berkshire Hathaway, Inc., Class B (B)	36,095	7,822,147
Comcast Corp., Class A	245,673	10,694,146
Edison International	143,692	9,163,239
Equity LifeStyle Properties, Inc.	94,405	11,017,064
NextEra Energy Partners LP (C)	35,932	1,653,950
NextEra Energy, Inc.	44,261	8,606,109
Sempra Energy	73,584	9,415,073
UGI Corp.	154,224	8,406,750

	Yield (%)	Shares	Value
Securities lending collateral 0.6%			$1,539,362
(Cost $1,539,257)
John Hancock Collateral Trust (D)	2.5189(E)	153,825	1,539,362

	Par value^	Value
Short-term investments 5.2%		$13,700,000
(Cost $13,700,000)
Repurchase agreement 5.2%		13,700,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-30-19 at 2.720% to be repurchased at $13,701,035 on 5-1-19, collateralized by $13,966,500 U.S. Treasury Notes, 2.000% due 12-31-21 (valued at $13,974,095, including interest)	13,700,000	13,700,000

Total investments (Cost $230,925,043) 100.1%	$264,513,434
Other assets and liabilities, net (0.1%)	(321,013)
Total net assets 100.0%	$264,192,421

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 4-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $232,796,972. Net unrealized appreciation aggregated to $31,716,462, of which $35,826,833 related to gross unrealized appreciation and $4,110,371 related to gross unrealized depreciation.
10	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $229,385,786) including $1,508,766 of securities loaned	$262,974,072
Affiliated investments, at value (Cost $1,539,257)	1,539,362
Total investments, at value (Cost $230,925,043)	264,513,434
Cash	5,219
Foreign currency, at value (Cost $102,736)	103,159
Dividends and interest receivable	388,587
Receivable for fund shares sold	2,557,231
Receivable for investments sold	358
Receivable for securities lending income	71
Other assets	65,144
Total assets	267,633,203
Liabilities
Payable for investments purchased	1,612,821
Payable for fund shares repurchased	203,655
Payable upon return of securities loaned	1,539,256
Payable to affiliates
Investment management fees	2,206
Accounting and legal services fees	14,362
Transfer agent fees	14,741
Trustees' fees	177
Other liabilities and accrued expenses	53,564
Total liabilities	3,440,782
Net assets	$264,192,421
Net assets consist of
Paid-in capital	$230,301,675
Total distributable earnings (loss)	33,890,746
Net assets	$264,192,421

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	11

STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,560,458 ÷ 829,200 shares)[1]	$12.74
Class C ($2,277,020 ÷ 180,587 shares)[1]	$12.61
Class I ($152,162,325 ÷ 11,934,007 shares)	$12.75
Class R6 ($15,233,745 ÷ 1,192,533 shares)	$12.77
Class NAV ($83,958,873 ÷ 6,574,058 shares)	$12.77
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.41

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$2,076,395
Non-cash dividends	159,968
Interest	112,252
Securities lending	3,638
Less foreign taxes withheld	(145,016)
Total investment income	2,207,237
Expenses
Investment management fees	760,011
Distribution and service fees	16,542
Accounting and legal services fees	21,946
Transfer agent fees	65,484
Trustees' fees	1,775
Custodian fees	30,508
State registration fees	39,120
Printing and postage	16,200
Professional fees	19,552
Other	8,724
Total expenses	979,862
Less expense reductions	(40,843)
Net expenses	939,019
Net investment income	1,268,218
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,658,453
Affiliated investments	309
1,658,762
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	20,440,099
Affiliated investments	71
20,440,170
Net realized and unrealized gain	22,098,932
Increase in net assets from operations	$23,367,150

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$1,268,218	$2,856,492
Net realized gain	1,658,762	3,640,373
Change in net unrealized appreciation (depreciation)	20,440,170	(9,236,883)
Increase (decrease) in net assets resulting from operations	23,367,150	(2,740,018)
Distributions to shareholders
From net investment income and net realized gain
Class A	(142,705)	(102,333)
Class C	(19,273)	(8,484)
Class I	(1,838,472)	(809,081)
Class R6	(52,760)	(28,808)
Class NAV	(2,293,839)	(2,058,597)
Total distributions	(4,347,049)	(3,007,303)
From fund share transactions	89,884,235	50,410,880
Total increase	108,904,336	44,663,559
Net assets
Beginning of period	155,288,085	110,624,526
End of period	$264,192,421	$155,288,085
14	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.60	$12.20	$10.89	$10.70	$10.99	$10.00
Net investment income[3]	0.06	0.20	0.24	0.19	0.10	0.10 [4]
Net realized and unrealized gain (loss) on investments	1.38	(0.58)	1.31	0.20	(0.17)	0.98
Total from investment operations	1.44	(0.38)	1.55	0.39	(0.07)	1.08
Less distributions
From net investment income	(0.06)	(0.18)	(0.24)	(0.20)	(0.22)	(0.09)
From net realized gain	(0.24)	(0.04)	—	—	—	—
Total distributions	(0.30)	(0.22)	(0.24)	(0.20)	(0.22)	(0.09)
Net asset value, end of period	$12.74	$11.60	$12.20	$10.89	$10.70	$10.99
Total return (%)[5,6]	12.68 [7]	(3.20)	14.35	3.64	(0.69)	10.80 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$5	$5	$3	$5	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35 [8]	1.46	1.69	1.75	1.85	2.28 [8]
Expenses including reductions	1.31 [8]	1.36	1.49	1.68	1.83	1.90 [8]
Net investment income	0.99 [8]	1.65	2.06	1.79	0.95	1.10 [4,8]
Portfolio turnover (%)	8	19	14	35	35	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	15

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.50	$12.11	$10.81	$10.64	$11.00	$10.80
Net investment income (loss)[3]	0.02	0.11	0.15	0.12	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.36	(0.58)	1.31	0.19	(0.14)	0.28
Total from investment operations	1.38	(0.47)	1.46	0.31	(0.17)	0.26
Less distributions
From net investment income	(0.03)	(0.10)	(0.16)	(0.14)	(0.19)	(0.06)
From net realized gain	(0.24)	(0.04)	—	—	—	—
Total distributions	(0.27)	(0.14)	(0.16)	(0.14)	(0.19)	(0.06)
Net asset value, end of period	$12.61	$11.50	$12.11	$10.81	$10.64	$11.00
Total return (%)[4,5]	12.28 [6]	(3.90)	13.57	2.94	(1.58)	2.43 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$— [7]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05 [8]	2.16	2.39	2.45	3.18	3.49 [8]
Expenses including reductions	2.01 [8]	2.06	2.19	2.36	2.60	2.60 [8]
Net investment income (loss)	0.29 [8]	0.91	1.32	1.11	(0.29)	(0.40) [8]
Portfolio turnover (%)	8	19	14	35	35	17 [9]

[1]	Six months ended 4-30-19. Unaudited.
[2]	The inception date for Class C shares is 5-16-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 12-20-13 to 10-31-14.
16	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.61	$12.21	$10.91	$10.71	$11.00	$10.00
Net investment income[3]	0.08	0.28	0.18	0.24	0.14	0.24 [4]
Net realized and unrealized gain (loss) on investments	1.38	(0.63)	1.40	0.18	(0.19)	0.87
Total from investment operations	1.46	(0.35)	1.58	0.42	(0.05)	1.11
Less distributions
From net investment income	(0.08)	(0.21)	(0.28)	(0.22)	(0.24)	(0.11)
From net realized gain	(0.24)	(0.04)	—	—	—	—
Total distributions	(0.32)	(0.25)	(0.28)	(0.22)	(0.24)	(0.11)
Net asset value, end of period	$12.75	$11.61	$12.21	$10.91	$10.71	$11.00
Total return (%)[5]	12.84 [6]	(2.89)	14.60	3.98	(0.44)	11.07 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$152	$61	$1	$4	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07 [8]	1.18	1.38	1.44	6.36	15.29 [8]
Expenses including reductions	1.00 [8]	1.02	1.17	1.26	1.52	1.60 [8]
Net investment income	1.29 [8]	2.38	1.61	2.21	1.26	2.58 [4,8]
Portfolio turnover (%)	8	19	14	35	35	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	17

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.63	$12.23	$10.92	$10.72	$11.00	$10.00
Net investment income[3]	0.09	0.24	0.28	0.25	0.16	0.29 [4]
Net realized and unrealized gain (loss) on investments	1.37	(0.58)	1.32	0.18	(0.18)	0.82
Total from investment operations	1.46	(0.34)	1.60	0.43	(0.02)	1.11
Less distributions
From net investment income	(0.08)	(0.22)	(0.29)	(0.23)	(0.26)	(0.11)
From net realized gain	(0.24)	(0.04)	—	—	—	—
Total distributions	(0.32)	(0.26)	(0.29)	(0.23)	(0.26)	(0.11)
Net asset value, end of period	$12.77	$11.63	$12.23	$10.92	$10.72	$11.00
Total return (%)[5]	12.86 [6]	(2.81)	14.77	4.08	(0.22)	11.13 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$1	$1	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [8]	1.07	1.29	1.34	7.86	20.14 [8]
Expenses including reductions	0.92 [8]	0.97	1.08	1.18	1.34	1.50 [8]
Net investment income	1.42 [8]	2.01	2.42	1.29	1.46	3.15 [4,8]
Portfolio turnover (%)	8	19	14	35	35	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
18	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.63	$12.23	$10.92	$10.72	$11.01	$10.00
Net investment income[3]	0.08	0.24	0.27	0.24	0.15	0.28 [4]
Net realized and unrealized gain (loss) on investments	1.38	(0.58)	1.33	0.19	(0.18)	0.85
Total from investment operations	1.46	(0.34)	1.60	0.43	(0.03)	1.13
Less distributions
From net investment income	(0.08)	(0.22)	(0.29)	(0.23)	(0.26)	(0.12)
From net realized gain	(0.24)	(0.04)	—	—	—	—
Total distributions	(0.32)	(0.26)	(0.29)	(0.23)	(0.26)	(0.12)
Net asset value, end of period	$12.77	$11.63	$12.23	$10.92	$10.72	$11.01
Total return (%)[5]	12.86 [6]	(2.80)	14.78	4.09	(0.28)	11.28 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$84	$86	$102	$113	$137	$149
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [7]	1.05	1.28	1.33	1.35	1.38 [7]
Expenses including reductions	0.92 [7]	0.96	1.07	1.26	1.34	1.37 [7]
Net investment income	1.40 [7]	2.00	2.38	2.21	1.41	3.03 [4,7]
Portfolio turnover (%)	8	19	14	35	35	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.15 and 1.39%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Infrastructure Fund (formerly John Hancock Enduring Assets Fund) (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       20

existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$3,782,938	$3,782,938	—	—
Canada	20,474,869	20,474,869	—	—
Chile	366,550	366,550	—	—
China	31,851,680	—	$31,851,680	—
France	19,060,127	—	19,060,127	—
Germany	11,782,686	—	11,782,686	—
Hong Kong	19,566,264	—	19,566,264	—
Italy	14,752,674	—	14,752,674	—
Japan	8,947,846	—	8,947,846	—
Spain	12,645,447	—	12,645,447	—
United Kingdom	19,643,355	—	19,643,355	—
United States	86,399,636	86,399,636	—	—
Securities lending collateral	1,539,362	1,539,362	—	—
Short-term investments	13,700,000	—	13,700,000	—
Total investments in securities	$264,513,434	$112,563,355	$151,950,079	—

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       21

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       22

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2019, the fund loaned securities valued at $1,508,766 and received $1,539,256 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,115.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       23

distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund's aggregate average daily net assets and (b) 0.750% of fund's aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and Diversified Real Assets Fund (Infrastructure Sleeve), a series of John Hancock Investment Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       24

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average daily net assets (on an annualized basis). This arrangement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceed 1.31%, 2.01%, 1.00%,0.92% and 0.92% respectively, of the average daily net assets attributable to the class. For purposes of this agreement, "expenses of Class A, Class C, Class I, Class R6 and Class NAV shares" means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses. This agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,385	Class R6	$730
Class C	248	Class NAV	7,266
Class I	31,214	Total	$40,843

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.75% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $77,840 for the six months ended April 30, 2019. Of this amount, $ 12,822 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $65,018 was paid as sales commissions to

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       25

broker-dealers and $164 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$10,350	$3,877
Class C	6,192	696
Class I	—	60,579
Class R6	—	332
Total	$16,542	$65,484

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	453,982	$5,599,436	189,486	$2,263,139
Distributions reinvested	12,230	142,705	8,587	102,180
Repurchased	(95,145)	(1,156,817)	(186,645)	(2,201,033)
Net increase	371,067	$4,585,324	11,428	$164,286

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       26

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class C shares
Sold	125,951	$1,539,231	33,252	$394,840
Distributions reinvested	1,336	15,442	498	5,884
Repurchased	(14,973)	(183,000)	(17,191)	(205,541)
Net increase	112,314	$1,371,673	16,559	$195,183
Class I shares
Sold	7,173,890	$87,465,687	5,781,686	$68,034,876
Distributions reinvested	99,315	1,165,305	39,459	468,639
Repurchased	(627,670)	(7,723,268)	(641,087)	(7,586,178)
Net increase	6,645,535	$80,907,724	5,180,058	$60,917,337
Class R6 shares
Sold	1,080,459	$13,483,622	15,866	$192,081
Distributions reinvested	4,440	52,760	2,416	28,808
Repurchased	(14,077)	(176,216)	(2,454)	(29,655)
Net increase	1,070,822	$13,360,166	15,828	$191,234
Class NAV shares
Sold	242,893	$2,941,201	538,893	$6,426,914
Distributions reinvested	195,909	2,293,839	172,710	2,058,597
Repurchased	(1,289,101)	(15,575,692)	(1,619,216)	(19,542,671)
Net decrease	(850,299)	$(10,340,652)	(907,613)	$(11,057,160)
Total net increase	7,349,439	$89,884,235	4,316,260	$50,410,880

Affiliates of the fund owned 100% of Class NAV shares on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $91,133,885 and $14,208,744, respectively, for the six months ended April 30, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       27

funds complex held 31.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	15.5%
John Hancock Funds II Alternative Asset Allocation Portfolio	10.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.1%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	34,271	1,205,238	(1,085,684)	153,825	—	—	$309	$71	$1,539,362
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Portfolio Manager

G. Thomas Levering

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK INFRASTRUCTURE FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF647901	438SA 4/19 6/19

John Hancock

Seaport Long/Short Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

The bond markets, for their part, have been somewhat steadier during the whole of the period, with longer-term yields falling and credit segments of the market generally posting gains as well. That said, a briefly inverted yield curve only added to investors' anxieties about the state of the economy and the direction of markets.

Unpredictable environments like these are one reason we recommend investors talk to their financial advisors about what role alternative investments might play in their portfolios. Whether seeking broader diversification or reduced volatility, alternatives can be an important part of a wide range of portfolios.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
90	Financial statements
94	Financial highlights
99	Notes to financial statements
113	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The MSCI World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

Common stocks	57.6
Health care	15.5
Financials	13.2
Information technology	7.1
Industrials	5.9
Consumer discretionary	4.4
Communication services	4.3
Real estate	2.0
Materials	1.7
Energy	1.6
Utilities	1.3
Consumer staples	0.6
Corporate bonds	1.2
Preferred securities	0.5
Purchased options	0.3
Short-term investments and other	40.4
TOTAL	100.0
As a percentage of net assets.

COUNTRY COMPOSITION AS OF 4/30/19 (%)

United States	65.8
China	3.7
United Kingdom	3.5
Japan	2.7
Switzerland	2.0
India	2.0
Canada	1.9
Hong Kong	1.6
France	1.1
Sweden	1.0
Other countries	14.7
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       3

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Tencent Holdings, Ltd.	0.9
AstraZeneca PLC	0.7
Standard Chartered PLC	0.7
Spotify Technology SA	0.7
Amazon.com, Inc.	0.6
CSX Corp.	0.6
ServiceNow, Inc.	0.6
Kimbell Royalty Partners LP	0.6
Novartis AG	0.6
Mandatory Exchangeable Trust	0.5
TOTAL	6.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-2.22	3.65	3.19	1.15	19.64	18.33
Class C2	1.17	3.99	3.50	5.08	21.60	20.27
Class I3	3.24	5.06	4.51	6.64	27.98	26.70
Class R6[3]	3.30	5.19	4.65	6.69	28.77	27.62
Class NAV[3]	3.40	5.21	4.67	6.78	28.89	27.73
Index†	6.48	7.31	7.78	8.83	42.27	49.44

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	2.00	2.70	1.71	1.60	1.59
Net (%)	1.99	2.69	1.70	1.59	1.58

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Long/Short Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-13	12,027	12,027	14,944
Class I3	12-20-13	12,670	12,670	14,944
Class R6[3]	12-20-13	12,762	12,762	14,944
Class NAV[3]	12-20-13	12,773	12,773	14,944

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-13
2	Class C shares were first offered on 5/16/14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,064.70	$10.14	1.98%
	Hypothetical example	1,000.00	1,015.00	9.89	1.98%
Class C	Actual expenses/actual returns	1,000.00	1,060.80	13.69	2.68%
	Hypothetical example	1,000.00	1,011.50	13.37	2.68%
Class I	Actual expenses/actual returns	1,000.00	1,066.40	8.71	1.70%
	Hypothetical example	1,000.00	1,016.40	8.50	1.70%
Class R6	Actual expenses/actual returns	1,000.00	1,066.90	8.10	1.58%
	Hypothetical example	1,000.00	1,017.00	7.90	1.58%
Class NAV	Actual expenses/actual returns	1,000.00	1,067.80	8.05	1.57%
	Hypothetical example	1,000.00	1,017.00	7.85	1.57%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 57.6%		$416,582,448
(Cost $373,618,659)
Communication services 4.3%		31,040,423
Diversified telecommunication services 1.3%
Bandwidth, Inc., Class A (A)	6,300	475,146
China Tower Corp., Ltd., H Shares (B)	10,068,704	2,725,970
China Unicom Hong Kong, Ltd.	3,187,000	3,784,157
China Unicom Hong Kong, Ltd., ADR	61,698	732,355
Hellenic Telecommunications Organization SA	50,038	694,973
Koninklijke KPN NV	191,494	588,529
ORBCOMM, Inc. (A)	56,450	408,698
Entertainment 1.1%
Netflix, Inc. (A)	4,823	1,787,114
Nexon Company, Ltd. (A)	47,964	682,777
Sea, Ltd., ADR (A)	8,744	217,638
Spotify Technology SA (A)	38,768	5,263,531
Interactive media and services 1.6%
Facebook, Inc., Class A (A)	383	74,072
Pinterest, Inc., Class A (A)	51,919	1,608,451
Tencent Holdings, Ltd.	129,017	6,358,944
Yandex NV, Class A (A)	94,738	3,546,043
Wireless telecommunication services 0.3%
Millicom International Cellular SA	35,766	2,092,025
Consumer discretionary 4.4%		32,162,266
Automobiles 0.1%
Winnebago Industries, Inc.	23,356	826,102
Diversified consumer services 0.2%
Hope Education Group Company, Ltd. (A)(B)	11,040,835	1,680,872
Hotels, restaurants and leisure 0.6%
Marriott Vacations Worldwide Corp.	31,652	3,343,401
Planet Fitness, Inc., Class A (A)	10,241	775,244
Household durables 0.6%
Haier Electronics Group Company, Ltd. (A)	382,085	1,092,355
Lennar Corp., A Shares	7,889	410,465
Neinor Homes SA (A)(B)	30,847	351,647
Skyline Champion Corp.	107,123	2,261,367
Internet and direct marketing retail 1.4%
Alibaba Group Holding, Ltd., ADR (A)(C)	20,175	3,743,875
Amazon.com, Inc. (A)	2,415	4,652,546
Delivery Hero SE (A)(B)	11,031	508,520
Just Eat PLC (A)	111,185	1,016,455
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Consumer discretionary (continued)
Specialty retail 0.4%
The TJX Companies, Inc. (C)	61,301	$3,364,199
Textiles, apparel and luxury goods 1.1%
Carter's, Inc.	26,641	2,821,548
HUGO BOSS AG	3,268	228,349
NIKE, Inc., Class B	25,954	2,279,540
Under Armour, Inc., Class A (A)	121,515	2,805,781
Consumer staples 0.6%		4,280,357
Beverages 0.3%
Monster Beverage Corp. (A)	33,361	1,988,316
Food products 0.3%
Adecoagro SA (A)	102,696	698,333
Lamb Weston Holdings, Inc.	22,751	1,593,708
Energy 1.6%		11,706,660
Energy equipment and services 0.1%
Transocean, Ltd. (A)	25,068	197,034
Trican Well Service, Ltd. (A)	616,087	648,416
Oil, gas and consumable fuels 1.5%
Alta Mesa Resources, Inc., Class A (A)(C)	73,024	16,065
Cameco Corp.	75,984	838,863
Kimbell Royalty Partners LP	238,292	4,239,215
NAC Kazatomprom JSC, GDR (A)	103,085	1,505,041
NuStar Energy LP	53,978	1,467,662
Targa Resources Corp.	17,933	720,010
Viper Energy Partners LP (C)	61,700	2,074,354
Financials 13.2%		95,275,424
Banks 5.7%
Banc of California, Inc.	13,685	198,569
Bank Mandiri Persero Tbk PT (A)	3,322,600	1,810,165
Bank of Cyprus Holdings PLC (A)	118,832	187,115
BAWAG Group AG (B)	3,809	185,269
BOK Financial Corp.	4,656	405,724
CenterState Bank Corp.	36,031	889,245
China Merchants Bank Company, Ltd., H Shares	182,000	900,718
Citizens Financial Group, Inc.	21,942	794,300
First Citizens BancShares, Inc., Class A	2,335	1,046,664
Hancock Whitney Corp.	9,988	436,875
HDFC Bank, Ltd.	51,125	1,699,516
HDFC Bank, Ltd., ADR	14,728	1,688,565
IBERIABANK Corp.	7,026	558,567
ICICI Bank, Ltd., ADR	163,105	1,867,552
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Independent Bank Group, Inc.	13,847	$789,279
IndusInd Bank, Ltd.	66,882	1,539,628
ING Groep NV	69,659	888,851
KeyCorp	41,314	725,061
Live Oak Bancshares, Inc.	89,860	1,569,854
Metro Bank PLC (A)	29,738	291,662
Mitsubishi UFJ Financial Group, Inc., ADR	289,425	1,435,548
Nova Ljubljanska Banka DD, GDR (A)(B)	72,527	982,007
Resona Holdings, Inc.	81,300	345,128
Sberbank of Russia PJSC, ADR	97,200	1,404,540
Standard Chartered PLC	577,660	5,281,645
SVB Financial Group (A)	13,428	3,380,096
Synovus Financial Corp.	6,683	246,335
The Bancorp, Inc. (A)	72,912	744,432
The Bank of NT Butterfield & Son, Ltd.	30,841	1,234,257
UniCredit SpA	90,654	1,255,023
United Bank, Ltd., GDR	9,243	59,155
Van Lanschot Kempen NV	93,214	2,427,279
Western Alliance Bancorp (A)	10,026	479,042
Wintrust Financial Corp.	25,200	1,920,240
Zions Bancorp NA	37,283	1,839,170
Capital markets 2.0%
Anima Holding SpA (B)	38,478	153,351
Blucora, Inc. (A)	55,697	1,949,395
Edelweiss Financial Services, Ltd.	351,962	753,517
Fairfax India Holdings Corp. (A)(B)	292,485	3,919,299
Hamilton Lane, Inc., Class A	13,038	637,037
Raymond James Financial, Inc.	4,159	380,840
Sanne Group PLC	228,270	1,866,847
Solar Capital, Ltd.	40,683	871,430
TD Ameritrade Holding Corp. (C)	39,906	2,098,257
The Blackstone Group LP	40,665	1,604,641
Consumer finance 1.3%
Acom Company, Ltd.	127,600	448,398
American Express Company	13,703	1,606,403
Capital One Financial Corp.	18,614	1,727,938
OneMain Holdings, Inc.	31,593	1,073,214
PRA Group, Inc. (A)	15,500	435,860
Qudian, Inc., ADR (A)	20,200	142,208
SLM Corp.	101,033	1,026,495
Synchrony Financial	81,862	2,838,156
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Shares	Value
Financials (continued)
Diversified financial services 0.8%
AXA Equitable Holdings, Inc.	132,243	$3,000,594
ECN Capital Corp.	83,839	268,470
KBC Ancora	20,433	1,043,130
Voya Financial, Inc.	22,150	1,215,814
Insurance 3.3%
Ageas	38,840	2,052,517
AIA Group, Ltd.	392,200	4,015,907
American International Group, Inc.	1,500	71,355
Assurant, Inc.	21,136	2,007,920
Athene Holding, Ltd., Class A (A)	71,391	3,224,018
AXA SA	41,690	1,111,728
Intact Financial Corp.	46,922	3,839,009
Ping An Insurance Group Company of China, Ltd., H Shares	158,500	1,918,588
Sony Financial Holdings, Inc.	26,220	539,111
The Hartford Financial Services Group, Inc.	29,829	1,560,355
Tokio Marine Holdings, Inc.	21,700	1,099,436
Trupanion, Inc. (A)	62,413	2,047,146
Mortgage real estate investment trusts 0.0%
Redwood Trust, Inc.	20,600	337,016
Thrifts and mortgage finance 0.1%
NMI Holdings, Inc., Class A (A)	31,444	882,948
Health care 15.5%		112,088,987
Biotechnology 4.8%
Aimmune Therapeutics, Inc. (A)	22,541	453,976
Alder Biopharmaceuticals, Inc. (A)	182,590	2,481,398
Alkermes PLC (A)	36,427	1,104,467
Alnylam Pharmaceuticals, Inc. (A)	2,555	228,264
Arcus Biosciences, Inc. (A)	61,461	597,401
Arena Pharmaceuticals, Inc. (A)	19,556	894,687
Assembly Biosciences, Inc. (A)	25,517	402,658
Audentes Therapeutics, Inc. (A)	1,739	65,717
BeiGene, Ltd., ADR (A)	16,838	2,091,785
Blueprint Medicines Corp. (A)	1,591	120,296
CareDx, Inc. (A)	26,611	724,085
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	12,400
Coherus Biosciences, Inc. (A)	125,711	2,001,319
Cyclerion Therapeutics, Inc. (A)	10,293	156,762
Exact Sciences Corp. (A)	18,556	1,831,292
Five Prime Therapeutics, Inc. (A)	23,632	261,843
G1 Therapeutics, Inc. (A)	77,816	1,665,262
Galapagos NV (A)	20,367	2,339,411
Genmab A/S (A)	11,009	1,828,868
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Genus PLC	38,528	$1,213,243
GlycoMimetics, Inc. (A)	75,702	921,293
Heron Therapeutics, Inc. (A)	35,894	778,182
Invitae Corp. (A)	37,254	879,939
Ironwood Pharmaceuticals, Inc. (A)	108,598	1,291,230
Jinyu Bio-Technology Company, Ltd., Class A	1,217,272	2,907,941
Jounce Therapeutics, Inc. (A)	36,467	207,133
Karyopharm Therapeutics, Inc. (A)	111,475	520,588
Momenta Pharmaceuticals, Inc. (A)	122,905	1,719,441
ObsEva SA (A)	1,816	25,242
Portola Pharmaceuticals, Inc. (A)	13,318	470,125
Prothena Corp. PLC (A)	3,304	34,362
Ra Pharmaceuticals, Inc. (A)	76,970	1,708,734
Radius Health, Inc. (A)	27,292	600,970
Rigel Pharmaceuticals, Inc. (A)	206,250	459,938
UroGen Pharma, Ltd. (A)	28,690	1,031,406
Zealand Pharma A/S, ADR (A)	16,283	339,012
Health care equipment and supplies 2.9%
Abbott Laboratories	17,608	1,400,892
Alcon, Inc. (A)	17,923	1,032,162
AtriCure, Inc. (A)	34,846	1,046,077
Baxter International, Inc.	22,979	1,753,298
Boston Scientific Corp. (A)	17,307	642,436
Cardiovascular Systems, Inc. (A)	23,425	832,525
Danaher Corp.	13,308	1,762,512
Edwards Lifesciences Corp. (A)	14,779	2,602,139
Globus Medical, Inc., Class A (A)	17,249	777,757
Haemonetics Corp. (A)	13,501	1,178,367
Hill-Rom Holdings, Inc.	8,294	841,177
Insulet Corp. (A)	9,064	781,770
Intuitive Surgical, Inc. (A)	3,017	1,540,571
Koninklijke Philips NV	2,960	127,113
Merit Medical Systems, Inc. (A)	10,110	567,980
NuVasive, Inc. (A)	7,532	456,439
Penumbra, Inc. (A)	6,375	857,438
STERIS PLC	8,930	1,169,651
Tandem Diabetes Care, Inc. (A)	13,589	834,500
Teleflex, Inc.	3,000	858,540
Health care providers and services 1.3%
Acadia Healthcare Company, Inc. (A)	18,415	589,648
Anthem, Inc.	4,822	1,268,331
Fresenius SE & Company KGaA	8,758	498,023
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Guardant Health, Inc. (A)	1,200	$78,612
Humana, Inc.	627	160,142
Japan Lifeline Company, Ltd.	46,800	742,264
R1 RCM, Inc. (A)	82,466	863,419
Universal Health Services, Inc., Class B	23,382	2,966,474
WellCare Health Plans, Inc. (A)	9,051	2,338,326
Health care technology 0.4%
Cerner Corp. (A)	14,875	988,444
HMS Holdings Corp. (A)	26,853	817,137
Omnicell, Inc. (A)	5,953	478,383
Teladoc Health, Inc. (A)	10,570	601,222
Life sciences tools and services 0.9%
Agilent Technologies, Inc.	22,494	1,765,779
Bio-Techne Corp.	3,356	686,604
ICON PLC (A)	5,677	775,365
PRA Health Sciences, Inc. (A)	8,008	775,335
Tecan Group AG	3,877	875,236
WuXi AppTec Company, Ltd., H Shares (A)(B)	153,700	1,890,680
Pharmaceuticals 5.2%
Allergan PLC	2,060	302,820
Amneal Pharmaceuticals, Inc. (A)	57,873	744,826
AstraZeneca PLC	72,512	5,402,130
Bristol-Myers Squibb Company	14,234	660,885
Chugai Pharmaceutical Company, Ltd.	19,948	1,265,030
Dermira, Inc. (A)	59,546	660,365
Eisai Company, Ltd.	68,665	3,998,409
Elanco Animal Health, Inc. (A)	28,809	907,484
Eli Lilly & Company	21,261	2,488,387
Hikma Pharmaceuticals PLC	33,037	762,361
Hutchison China MediTech, Ltd., ADR (A)	14,075	423,376
Kyowa Hakko Kirin Company, Ltd.	30,902	601,145
Laboratorios Farmaceuticos Rovi SA	38,450	794,350
Mylan NV (A)	6,463	174,436
Nippon Shinyaku Company, Ltd.	7,400	510,968
Novartis AG	50,876	4,168,783
Ono Pharmaceutical Company, Ltd.	128,346	2,411,008
Revance Therapeutics, Inc. (A)	76,301	1,010,225
Roche Holding AG	6,488	1,711,945
Sino Biopharmaceutical, Ltd.	1,539,891	1,482,587
Takeda Pharmaceutical Company, Ltd.	24,552	906,011
Teva Pharmaceutical Industries, Ltd., ADR (A)	193,714	2,948,327
The Medicines Company (A)	36,956	1,180,744
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Tricida, Inc. (A)	4,902	$167,943
UCB SA	13,635	1,083,695
WaVe Life Sciences, Ltd. (A)	27,415	727,309
Industrials 5.9%		42,623,392
Aerospace and defense 0.6%
BWX Technologies, Inc.	16,177	826,645
Cobham PLC (A)	808,294	1,218,726
Harris Corp.	2,683	452,086
Ultra Electronics Holdings PLC	99,170	2,062,709
Building products 0.3%
Cie de Saint-Gobain	45,600	1,869,598
Commercial services and supplies 0.9%
Atento SA (A)	64,205	234,348
Babcock International Group PLC	417,178	2,863,781
Edenred	27,931	1,316,884
Serco Group PLC (A)	787,501	1,280,916
The Brink's Company	13,380	1,069,463
Construction and engineering 0.8%
China Machinery Engineering Corp., H Shares	3,867,643	1,874,278
Granite Construction, Inc.	15,503	695,930
Hazama Ando Corp.	125,200	841,909
Kumagai Gumi Company, Ltd.	68,100	1,998,169
Vinci SA	4,864	491,246
Electrical equipment 0.2%
EnerSys	7,079	489,796
Mitsubishi Electric Corp.	59,200	847,148
Machinery 0.6%
Epiroc AB, Class A (A)	179,436	1,854,937
Escorts, Ltd.	99,777	1,067,725
ITT, Inc.	18,450	1,117,148
Marine 0.3%
Irish Continental Group PLC	390,103	2,202,548
Professional services 1.5%
CoStar Group, Inc. (A)	3,342	1,658,468
Equifax, Inc. (C)	22,132	2,787,525
Experian PLC	68,457	1,992,709
Huron Consulting Group, Inc. (A)	33,907	1,638,725
Outsourcing, Inc.	62,700	824,367
TransUnion	18,749	1,305,868
TriNet Group, Inc. (A)	10,688	666,290
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Shares	Value
Industrials (continued)
Road and rail 0.6%
CSX Corp.	55,626	$4,429,498
Trading companies and distributors 0.1%
Air Lease Corp.	16,700	643,952
Information technology 7.1%		51,716,527
Communications equipment 0.0%
CommScope Holding Company, Inc. (A)	10,174	252,112
Electronic equipment, instruments and components 0.8%
Coherent, Inc. (A)	7,634	1,129,908
Fabrinet (A)	14,327	867,070
Itron, Inc. (A)	13,971	749,684
Zebra Technologies Corp., Class A (A)	15,745	3,324,399
IT services 1.3%
Accenture PLC, Class A	6,029	1,101,317
Automatic Data Processing, Inc.	5,986	984,039
Euronet Worldwide, Inc. (A)	2,489	373,076
ExlService Holdings, Inc. (A)	7,560	449,064
FleetCor Technologies, Inc. (A)	5,485	1,431,311
Genpact, Ltd.	26,009	944,127
Global Payments, Inc.	5,425	792,430
GoDaddy, Inc., Class A (A)	335	27,303
PayPal Holdings, Inc. (A)	926	104,425
Total System Services, Inc.	11,100	1,134,864
Visa, Inc., Class A	9,065	1,490,558
WEX, Inc. (A)	2,357	495,677
Semiconductors and semiconductor equipment 0.7%
Advanced Micro Devices, Inc. (A)	17,947	495,876
ASML Holding NV	2,510	524,138
First Solar, Inc. (A)	2,453	150,933
KLA-Tencor Corp.	4,342	553,518
Lattice Semiconductor Corp. (A)	53,660	694,897
Marvell Technology Group, Ltd.	67,524	1,689,450
Microchip Technology, Inc.	2,011	200,879
Micron Technology, Inc. (A)	11,458	481,923
Tower Semiconductor, Ltd. (A)	27,710	497,949
Software 4.0%
Adobe, Inc. (A)	6,010	1,738,393
Blackbaud, Inc.	11,501	911,914
Ceridian HCM Holding, Inc. (A)	31,666	1,683,048
DocuSign, Inc. (A)	13,267	751,841
Fair Isaac Corp. (A)	4,468	1,249,923
Guidewire Software, Inc. (A)	8,554	911,001
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
HubSpot, Inc. (A)	8,875	$1,637,349
Intuit, Inc.	4,744	1,191,029
Microsoft Corp.	5,614	733,188
Mimecast, Ltd. (A)	74,072	3,815,449
ServiceNow, Inc. (A)	16,162	4,388,145
Splunk, Inc. (A)	11,182	1,543,563
SS&C Technologies Holdings, Inc.	19,655	1,329,857
Temenos AG (A)	5,735	954,004
VMware, Inc., Class A	1,847	377,028
Workday, Inc., Class A (A)	18,513	3,806,828
Zendesk, Inc. (A)	18,189	1,596,630
Technology hardware, storage and peripherals 0.3%
Cray, Inc. (A)	18,844	494,843
Pure Storage, Inc., Class A (A)	15,312	350,032
Western Digital Corp.	25,656	1,311,535
Materials 1.7%		12,278,349
Chemicals 0.3%
Livent Corp. (A)	182,063	1,962,639
Construction materials 0.5%
LafargeHolcim, Ltd. (A)	54,005	2,772,478
Vulcan Materials Company	6,332	798,529
Metals and mining 0.9%
Agnico Eagle Mines, Ltd.	39,580	1,639,008
Alcoa Corp. (A)	13,583	359,973
Barrick Gold Corp.	18,249	231,978
Barrick Gold Corp.	115,270	1,466,234
Carpenter Technology Corp.	800	39,736
Eldorado Gold Corp. (A)	74,183	308,601
Glencore PLC (A)	680,311	2,699,173
Real estate 2.0%		14,106,046
Equity real estate investment trusts 1.2%
American Tower Corp.	14,633	2,857,825
Camden Property Trust	24,707	2,486,760
Crown Castle International Corp.	19,239	2,419,881
Dream Global Real Estate Investment Trust	74,359	765,403
Real estate management and development 0.8%
Aedas Homes SAU (A)(B)	25,422	633,452
BR Properties SA	724,202	1,616,069
DLF, Ltd.	493,949	1,222,354
Godrej Properties, Ltd. (A)	109,858	1,293,468
Sobha, Ltd.	117,904	810,834
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Shares	Value
Utilities 1.3%		$9,304,017
Electric utilities 0.7%
Edison International	39,459	2,516,300
PG&E Corp. (A)	8,265	186,128
Power Grid Corp. of India, Ltd.	841,141	2,256,451
Gas utilities 0.4%
Rubis SCA	53,849	2,953,628
Multi-utilities 0.2%

E.ON SE	129,422	1,391,510
Preferred securities 0.5%		$4,158,355
(Cost $3,695,597)
Financials 0.5%		4,158,355
Diversified financial services 0.5%
Mandatory Exchangeable Trust, 5.750% (B)	20,078	4,158,355

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.2%				$8,439,524
(Cost $7,965,201)
Consumer discretionary 0.5%				3,387,267
Auto components 0.5%
Delphi Technologies PLC (B)	5.000	10-01-25	2,872,000	2,635,060
Lear Corp.	5.250	05-15-49	771,000	752,207
Consumer staples 0.1%				957,385
Food products 0.1%
Adecoagro SA	6.000	09-21-27	1,030,000	957,385
Energy 0.1%				639,739
Oil, gas and consumable fuels 0.1%
YPF SA	8.500	03-23-21	655,000	639,739
Information technology 0.1%				446,795
Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	4.750	02-15-26	463,000	446,795
Utilities 0.4%				3,008,338
Electric utilities 0.4%
Southern California Edison Company	5.500	03-15-40	1,530,000	1,701,509
Southern California Edison Company	5.550	01-15-37	1,182,000	1,306,829

	Shares	Value
Warrants 0.0%		$68,291
(Cost $107,532)
Agiliti, Inc. (Expiration Date: 1-4-24; Strike Price: $11.50) (A)	72,650	68,291

18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Purchased options 0.3%		$1,945,216
(Cost $5,656,843)
Calls 0.2%		1,239,400
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-31-19; Strike Price: $2,975.00; Notional Amount: 19,000) (A)	190	360,050
Exchange Traded Option on VanEck Vectors Russia ETF (Expiration Date: 5-17-19; Strike Price: $22.00; Notional Amount: 447,700) (A)	4,477	60,440
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 5-17-19; Strike Price: EUR 103.55; Counterparty: JPMorgan Chase Bank) (A)(E)	61,650	46,122
Over the Counter Option on FTSE China A50 Index (Expiration Date: 12-30-19; Strike Price: CNY 15,300.00; Counterparty: JPMorgan Chase Bank) (A)(E)	3,929	239,128
Over the Counter Option on the USD vs. HKD (Expiration Date: 5-9-19; Strike Price: $7.82; Counterparty: JPMorgan Chase Bank) (A)(E)	3,202,000	8,511
Over the Counter Option on the USD vs. HKD (Expiration Date: 5-9-19; Strike Price: $7.82; Counterparty: Morgan Stanley Company, Inc.) (A)(E)	2,907,000	7,727
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	20,020,323	234,018
Over the Counter Option on TOPIX Bank Index (Expiration Date: 5-28-19; Strike Price: JPY 162.40; Counterparty: Morgan Stanley Company, Inc.) (A)(E)	3,886,408	43,475
Over the Counter Option on United Bank, Ltd. (Expiration Date: 6-28-19; Strike Price: $0.00; Counterparty: JPMorgan Chase Bank) (A)(E)	229,600	239,929
Puts 0.1%		705,816
Exchange Traded Option on Bank of America Corp. (Expiration Date: 8-16-19; Strike Price: $27.00; Notional Amount: 117,100) (A)	1,171	39,814
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 5-17-19; Strike Price: $25.00; Notional Amount: 260,600) (A)	2,606	6,515
Exchange Traded Option on FleetCor Technologies, Inc. (Expiration Date: 8-16-19; Strike Price: $230.00; Notional Amount: 5,500) (A)	55	21,725
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-17-19; Strike Price: $166.00; Notional Amount: 37,600) (A)	376	$2,444
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-17-19; Strike Price: $175.00; Notional Amount: 155,300) (A)	1,553	29,507
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-17-19; Strike Price: $179.00; Notional Amount: 60,400) (A)	604	19,932
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-16-19; Strike Price: $180.00; Notional Amount: 35,400) (A)	354	120,006
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-20-19; Strike Price: $176.00; Notional Amount: 33,800) (A)	338	117,117
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 5-17-19; Strike Price: $152.00; Notional Amount: 62,000) (A)	620	31,310
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-21-19; Strike Price: $150.00; Notional Amount: 43,800) (A)	438	59,568
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-17-19; Strike Price: $2,700.00; Notional Amount: 5,800) (A)	58	12,615
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-17-19; Strike Price: $2,750.00; Notional Amount: 2,900) (A)	29	8,700
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-21-19; Strike Price: $2,400.00; Notional Amount: 2,400) (A)	24	6,240
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-21-19; Strike Price: $2,800.00; Notional Amount: 2,400) (A)	24	41,880
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-20-19; Strike Price: $2,750.00; Notional Amount: 1,600) (A)	16	70,080
Exchange Traded Option on VanEck Vectors Semiconductor ETF (Expiration Date: 5-17-19; Strike Price: $103.00; Notional Amount: 238,500) (A)	2,385	31,005
Over the Counter Option on EURO STOXX 50 Price Index (Expiration Date: 5-17-19; Strike Price: EUR 2,850.00; Counterparty: JPMorgan Chase Bank) (A)(E)	9,957	3,075
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 6-21-19; Strike Price: $25.53; Counterparty: Goldman Sachs & Company LLC) (A)(E)	255,052	$25,955
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 7-19-19; Strike Price: $26.00; Goldman Sachs & Company LLC) (A)(E)	246,431	58,328

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 32.3%				$233,893,547
(Cost $233,894,407)
U.S. Government 30.2%				218,332,549
U.S. Treasury Bill	2.368	05-07-19	9,360,000	9,356,301
U.S. Treasury Bill (C)	2.374	07-11-19	18,790,000	18,701,941
U.S. Treasury Bill (C)	2.375	06-11-19	1,918,700	1,913,499
U.S. Treasury Bill (C)	2.380	06-25-19	23,300,000	23,214,923
U.S. Treasury Bill (C)	2.380	07-25-19	1,735,000	1,725,322
U.S. Treasury Bill	2.381	07-18-19	4,980,000	4,954,401
U.S. Treasury Bill	2.382	05-02-19	26,135,000	26,133,265
U.S. Treasury Bill (C)	2.386	06-18-19	28,110,000	28,020,470
U.S. Treasury Bill (C)	2.388	07-05-19	37,060,000	36,900,243
U.S. Treasury Bill	2.390	05-28-19	18,180,000	18,147,515
U.S. Treasury Bill (C)	2.395	05-21-19	40,720,000	40,665,961
U.S. Treasury Bill	2.395	05-23-19	355,000	354,489
U.S. Treasury Bill (C)	2.408	05-09-19	3,950,000	3,947,915
U.S. Treasury Bill	2.413	05-14-19	4,300,000	4,296,304

	Yield (%)	Shares	Value
Money market funds 2.1%			15,560,998
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3673(F)	15,560,998	15,560,998

Total investments (Cost $624,938,239) 91.9%	$665,087,381
Other assets and liabilities, net 8.1%	58,281,094
Total net assets 100.0%	$723,368,475

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	10,797,000	USD	12,145,124	JPM	5/31/2019	—	$(5,841)
EUR	335,000	USD	381,500	GSI	6/19/2019	—	(4,229)
GBP	5,115,000	USD	6,636,099	JPM	5/31/2019	$44,155	—
HKD	13,460,000	USD	1,718,634	HUS	6/19/2019	—	(1,649)
HKD	4,905,000	USD	626,346	MSI	6/19/2019	—	(654)
JPY	435,058,000	USD	3,899,044	BNP	5/31/2019	15,789	—
JPY	797,500,000	USD	7,234,269	GSI	6/19/2019	—	(46,871)
JPY	519,200,000	USD	4,693,715	MSI	6/19/2019	—	(14,471)
SEK	18,960,000	USD	2,045,037	BNP	6/19/2019	—	(41,035)
SGD	330,000	USD	243,069	HUS	5/31/2019	—	(327)
USD	2,026,085	AUD	2,865,000	MSI	6/19/2019	4,084	—
USD	11,692,930	EUR	10,395,000	JPM	5/31/2019	5,623	—
USD	8,533,073	EUR	7,493,000	GSI	6/19/2019	94,592	—
USD	7,732,385	GBP	5,960,000	JPM	5/31/2019	—	(51,449)
USD	4,368,710	INR	318,610,000	JPM	7/18/2019	—	(157,030)
USD	5,977,535	JPY	658,300,000	MSI	6/19/2019	44,665	—
USD	5,671,506	SGD	7,675,000	GSI	6/19/2019	24,149	—
						$233,057	$(323,556)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	Financial Select SPDR Fund	USD	22.00	May 2019	2,606	260,600	$25,204	$(6,515)
Exchange-traded	FleetCor Technologies, Inc.	USD	200.00	Aug 2019	55	5,500	7,476	(6,463)
Exchange-traded	Invesco QQQ Trust Series 1	USD	149.00	May 2019	376	37,600	32,964	(376)
Exchange-traded	Invesco QQQ Trust Series 1	USD	160.00	Aug 2019	354	35,400	34,894	(35,577)
Exchange-traded	Invesco QQQ Trust Series 1	USD	149.00	Sep 2019	338	33,800	40,110	(27,378)
Exchange-traded	iShares Russell 2000 ETF	USD	136.00	May 2019	620	62,000	40,716	(2,790)
Exchange-traded	iShares Russell 2000 ETF	USD	135.00	Jun 2019	438	43,800	47,597	(13,578)
							$228,961	$(92,677)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
GSI	Financial Select SPDR Fund	USD	22.84	Jun 2019	255,052	255,052	$30,147	$(3,291)
GSI	Financial Select SPDR Fund	USD	23.00	Jul 2019	246,431	246,431	20,947	(10,821)
							$51,094	$(14,112)
Exchange-traded	S&P 500 Index	USD	2,400.00	May 2019	58	5,800	49,879	(2,175)
Exchange-traded	S&P 500 Index	USD	2,450.00	Jun 2019	24	2,400	15,520	(7,680)
Exchange-traded	S&P 500 Index	USD	2,325.00	Sep 2019	16	1,600	18,827	(16,560)
							$84,226	$(26,415)
							$135,320	$(40,527)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,275	$(19,840)
						$271,275	$(19,840)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of Korea	10,930,000	USD	$ 10,930,000	1.000%	Quarterly	Jun 2024	$ (375,716)	$ 15,462	$ (360,254)
				$10,930,000				$(375,716)	$15,462	$(360,254)

Total return swaps
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	7,550,335	May 2020	DB	—	$(163,200)	$(163,200)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR + 0.20%	Monthly	USD	1,100,295	May 2020	DB	—	(23,783)	(23,783)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	2,565,359	May 2020	DB	—	$(55,325)	$(55,325)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	3,517,328	May 2020	DB	—	(76,460)	(76,460)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.11%	Monthly	USD	14,902,071	May 2020	DB	—	418,338	418,338
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	2,078,933	May 2020	DB	—	(44,077)	(44,077)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	240,740	May 2020	DB	—	(5,094)	(5,094)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	147,820	May 2020	DB	—	(3,127)	(3,127)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	908,061	May 2020	DB	—	(19,252)	(19,252)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	284,511	May 2020	DB	—	(6,243)	(6,243)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	4,212,891	May 2020	DB	—	(31,969)	(31,969)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	156,436	May 2020	DB	—	(1,180)	(1,180)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	131,317	May 2020	DB	—	(991)	(991)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.77%	Monthly	USD	1,008,232	May 2020	DB	—	25,653	25,653
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	281,552	May 2020	DB	—	(7,605)	(7,605)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	1,341,173	May 2020	DB	—	(36,070)	(36,070)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	229,390	May 2020	DB	—	(6,641)	(6,641)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	6,511,317	May 2020	DB	—	(195,048)	(195,048)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	169,114	May 2020	DB	—	$(5,058)	$(5,058)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	3,546,149	May 2020	DB	—	(124,989)	(124,989)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	139,250	May 2020	DB	—	(4,902)	(4,902)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	278,499	May 2020	DB	—	(9,945)	(9,945)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	149,961	May 2020	DB	—	(5,355)	(5,355)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 3.75%	Monthly	USD	1,328,226	May 2020	DB	—	(47,430)	(47,430)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	3,944,795	May 2020	DB	—	5,307	5,307
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	1,717,004	May 2020	DB	—	2,393	2,393
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.43%	Monthly	USD	15,742,478	May 2020	DB	—	1,034,781	1,034,781
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	3,612,775	May 2020	DB	—	(1,294)	(1,294)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	159,657	May 2020	DB	—	(38)	(38)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 9.00%	Monthly	USD	1,266,124	May 2020	DB	—	(1,497)	(1,497)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	5,507,355	May 2020	DB	—	(25,854)	(25,854)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	228,198	May 2020	DB	—	(1,061)	(1,061)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	137,966	May 2020	DB	—	$(641)	$(641)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	5,986,911	May 2020	DB	—	(88,201)	(88,201)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	2,032,509	May 2020	DB	—	(29,943)	(29,943)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	5,015,502	May 2020	DB	—	(73,890)	(73,890)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	144,093	May 2020	DB	—	(2,116)	(2,116)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	4,391,843	May 2020	DB	—	(66,433)	(66,433)
Pay	iShares S&P SmallCap 600 Growth ETF	1-Month USD LIBOR - 2.50%	Monthly	USD	2,439,202	May 2020	DB	—	(12,459)	(12,459)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	3,560,360	May 2020	DB	—	(103,308)	(103,308)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	362,566	May 2020	DB	—	(10,504)	(10,504)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	136,490	May 2020	DB	—	(3,954)	(3,954)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR + 0.15%	Monthly	USD	292,038	May 2020	DB	—	(5,554)	(5,554)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.87%	Monthly	USD	30,073,325	May 2020	DB	—	2,472,525	2,472,525
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	2,536,430	May 2020	DB	—	(32,682)	(32,682)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	11,513,523	May 2020	DB	—	467,073	467,073
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	14,705,128	May 2020	DB	—	(628,784)	(628,784)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	907,288	May 2020	DB	—	(38,795)	(38,795)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	3,543,745	May 2020	DB	—	$(153,730)	$(153,730)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,437,324	May 2020	DB	—	(17,507)	(17,507)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,118,746	May 2020	DB	—	(7,986)	(7,986)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,716,155	May 2020	DB	—	(19,363)	(19,363)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,474,157	May 2020	DB	—	(11,310)	(11,310)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,107,734	May 2020	DB	—	(8,499)	(8,499)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,233,737	May 2020	DB	—	(17,137)	(17,137)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	3,793,525	May 2020	DB	—	(29,104)	(29,104)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	3,233,735	May 2020	DB	—	(24,809)	(24,809)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	4,765,296	May 2020	DB	—	(56,798)	(56,798)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	8,523,689	May 2020	DB	—	(108,464)	(108,464)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,322,830	May 2020	DB	—	(40,031)	(40,031)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	254,099	May 2020	DB	—	(1,704)	(1,704)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	181,368	May 2020	DB	—	(1,216)	(1,216)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 3.25%	Monthly	USD	277,852	May 2020	DB	—	(2,218)	(2,218)
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	2,394,853	May 2020	GSI	—	(3,194)	(3,194)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	5,907,624	May 2020	GSI	—	$(249)	$(249)
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR + 0.15%	Monthly	USD	1,028,835	May 2020	GSI	—	(20,525)	(20,525)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	328,517	May 2020	GSI	—	(5,672)	(5,672)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,289,159	May 2020	GSI	—	54,005	54,005
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	2,178,336	May 2020	GSI	—	1,737	1,737
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,180,760	May 2020	GSI	—	942	942
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,552,207	May 2020	GSI	—	1,238	1,238
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	1,468,653	May 2020	GSI	—	1,171	1,171
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	4,112,353	May 2020	GSI	—	(79,297)	(79,297)
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR - 0.15%	Monthly	USD	5,052,208	May 2020	GSI	—	(19,384)	(19,384)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	4,150,861	May 2020	GSI	—	(51,840)	(51,840)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	8,769,347	May 2020	GSI	—	(109,519)	(109,519)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	126,611	May 2020	GSI	—	(978)	(978)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	723,745	May 2020	GSI	—	(5,591)	(5,591)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,105,184	May 2020	GSI	—	(8,892)	(8,892)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,850,137	May 2020	GSI	—	(64,495)	(64,495)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.69%	Monthly	USD	3,172,148	May 2020	GSI	—	(110,580)	(110,580)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,811,649	May 2020	GSI	—	$(98,407)	$(98,407)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,800,721	May 2020	GSI	—	(98,025)	(98,025)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,501,265	May 2020	GSI	—	(157,544)	(157,544)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,200,732	May 2020	GSI	—	(147,025)	(147,025)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,622,110	May 2020	GSI	—	(46,634)	(46,634)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,532,200	May 2020	GSI	—	(44,049)	(44,049)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.05%	Monthly	USD	2,284,247	May 2020	GSI	—	(65,670)	(65,670)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.14%	Monthly	USD	791,386	May 2020	GSI	—	(22,752)	(22,752)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.08%	Monthly	USD	39,960	May 2020	GSI	—	(1,149)	(1,149)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.08%	Monthly	USD	1,034,032	May 2020	GSI	—	(29,727)	(29,727)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.08%	Monthly	USD	2,406,658	May 2020	GSI	—	(69,185)	(69,185)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.10%	Monthly	USD	45,278	May 2020	JPM	—	(1,642)	(1,642)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 4.90%	Monthly	USD	335,904	May 2020	JPM	—	(11,563)	(11,563)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 2.25%	Monthly	USD	331,644	May 2020	JPM	$3,555	(15,565)	(12,010)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	383,850	May 2020	JPM	2,844	(18,139)	(15,295)
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,085,115	May 2020	JPM	—	(2,531)	(2,531)
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	510,192	May 2020	JPM	—	(1,856)	(1,856)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,254,691	May 2020	JPM	—	94,991	94,991
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 7.70%	Monthly	USD	82,167	May 2020	JPM	—	$(543)	$(543)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	14,776	May 2020	JPM	—	824	824
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	815,661	May 2020	JPM	—	(40,945)	(40,945)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	1,208,714	May 2020	JPM	—	(60,888)	(60,888)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	3,139,370	May 2020	JPM	—	(5,104)	(5,104)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR	Monthly	USD	798,499	May 2020	JPM	—	(1,541)	(1,541)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	42,244	May 2020	JPM	—	(150)	(150)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	602,036	May 2020	JPM	—	19,656	19,656
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	698,769	May 2020	JPM	—	40,967	40,967
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	82,744	May 2020	JPM	—	(2,380)	(2,380)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	800,955	May 2020	JPM	—	(23,042)	(23,042)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	1,679,422	May 2020	JPM	—	(54,919)	(54,919)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	5,814,996	May 2020	JPM	—	9,464	9,464
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	84,355	May 2020	JPM	—	137	137
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,440,469	May 2020	JPM	—	1,666	1,666
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,869,219	May 2020	JPM	—	2,162	2,162
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,267,291	May 2020	JPM	—	$1,466	$1,466
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,812,843	May 2020	JPM	—	2,209	2,209
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,021,393	May 2020	JPM	—	(1,447)	(1,447)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	376,969	May 2020	JPM	—	(3,960)	(3,960)
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	135,361	May 2020	JPM	—	4,796	4,796
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	606,184	May 2020	JPM	—	12,214	12,214
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	708,869	May 2020	JPM	—	13,963	13,963
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,330,249	May 2020	JPM	—	23,730	23,730
Pay	WisdomTree India Earnings Fund	1-Month USD LIBOR	Monthly	USD	1,598,247	May 2020	JPM	—	(1,225)	(1,225)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.35%	Monthly	USD	1,109,366	May 2020	MSI	—	(9,631)	(9,631)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,273,186	May 2020	MSI	—	25,862	25,862
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	1,961,558	May 2020	MSI	—	25,037	25,037
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,634,273	May 2020	MSI	—	(114,092)	(114,092)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,554,636	May 2020	MSI	—	(57,310)	(57,310)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,448,347	May 2020	MSI	—	(234,748)	(234,748)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	1,952,459	May 2020	MSI	—	(33,031)	(33,031)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	192,737	May 2020	MSI	—	(3,272)	(3,272)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	187,904	May 2020	MSI	—	(3,183)	(3,183)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	250,539	May 2020	MSI	—	(3,934)	(3,934)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco S&P 500 Low Volatility ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	8,436,897	May 2020	MSI	—	$(78,885)	$(78,885)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	68,280	May 2020	MSI	—	967	967
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.09%	Monthly	USD	1,397,464	May 2020	MSI	—	18,023	18,023
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 1.95%	Monthly	USD	837,796	May 2020	MSI	—	11,398	11,398
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 1.94%	Monthly	USD	745,618	May 2020	MSI	—	10,144	10,144
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	659,130	May 2020	MSI	—	8,967	8,967
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.04%	Monthly	USD	2,407,198	May 2020	MSI	—	(128,208)	(128,208)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	67,966	May 2020	MSI	—	(1,071)	(1,071)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.70%	Monthly	USD	2,691,599	May 2020	MSI	—	(57,480)	(57,480)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 3.69%	Monthly	USD	1,323,542	May 2020	MSI	—	(28,265)	(28,265)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	326,955	May 2020	MSI	$(83)	(7,090)	(7,173)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	179,133	May 2020	MSI	(10)	(4,049)	(4,059)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	222,792	May 2020	MSI	(13)	(4,819)	(4,832)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	200,535	May 2020	MSI	(12)	(4,255)	(4,267)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	137,603	May 2020	MSI	(19)	(2,392)	(2,411)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	261,440	May 2020	MSI	—	(7,507)	(7,507)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	129,000	May 2020	MSI	—	$(4,021)	$(4,021)
Pay	iShares Expanded Tech-Software ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	967,500	May 2020	MSI	—	(29,995)	(29,995)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	2,048,507	May 2020	MSI	—	(38,540)	(38,540)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	689,809	May 2020	MSI	—	(12,983)	(12,983)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	674,414	May 2020	MSI	—	(12,762)	(12,762)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,464,498	May 2020	MSI	—	12,750	12,750
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,059,826	May 2020	MSI	—	(9,518)	(9,518)
Pay	iShares MSCI Japan ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,056,850	May 2020	MSI	—	(2,520)	(2,520)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 7.18%	Monthly	USD	10,123,220	May 2020	MSI	—	58,744	58,744
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	5,982,150	May 2020	MSI	—	222,924	222,924
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	922,481	May 2020	MSI	—	34,471	34,471
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	2,976,822	May 2020	MSI	—	111,487	111,487
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	301,859	May 2020	MSI	—	11,390	11,390
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,393,876	May 2020	MSI	—	92,075	92,075
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	2,681,813	May 2020	MSI	—	103,150	103,150
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	2,017,099	May 2020	MSI	—	(46,917)	(46,917)
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	92,407	May 2020	MSI	—	$1,069	$1,069
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	192,300	May 2020	MSI	—	1,971	1,971
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	228,233	May 2020	MSI	—	2,388	2,388
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	659,705	May 2020	MSI	—	(28,396)	(28,396)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.60%	Monthly	USD	702,695	May 2020	MSI	—	(33,431)	(33,431)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	1,189,518	May 2020	MSI	—	(57,562)	(57,562)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	1,226,237	May 2020	MSI	—	(58,563)	(58,563)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	2,733,419	May 2020	MSI	—	(17,082)	(17,082)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.19%	Monthly	USD	1,415,828	May 2020	MSI	—	(10,168)	(10,168)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,578,826	May 2020	MSI	—	(10,243)	(10,243)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	377,484	May 2020	MSI	—	3,398	3,398
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	5,438,865	May 2020	MSI	—	(24,263)	(24,263)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	28,498,296	May 2020	MSI	—	(127,134)	(127,134)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.78%	Monthly	USD	2,604,008	May 2020	MSI	—	(11,617)	(11,617)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.78%	Monthly	USD	1,724,899	May 2020	MSI	—	(7,695)	(7,695)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	7,715,579	May 2020	MSI	—	$(39,139)	$(39,139)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	7,238,979	May 2020	MSI	—	(41,502)	(41,502)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.04%	Monthly	USD	7,168,474	May 2020	MSI	—	(122,510)	(122,510)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	22,908	May 2020	MSI	—	43	43
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.53%	Monthly	USD	655,776	May 2020	MSI	—	28,950	28,950
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.54%	Monthly	USD	2,329,534	May 2020	MSI	—	(7,673)	(7,673)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	141,904	May 2020	MSI	—	(249)	(249)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	47,897	May 2020	MSI	—	(65)	(65)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.28%	Monthly	USD	718,239	May 2020	MSI	—	26,691	26,691
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.69%	Monthly	USD	1,516,823	May 2020	MSI	—	1,542	1,542
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	320,625	May 2020	MSI	—	7,253	7,253
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	167,919	May 2020	MSI	—	3,798	3,798
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,331,345	May 2020	MSI	—	24,885	24,885
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,491,475	May 2020	MSI	—	27,878	27,878
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,131,602	May 2020	MSI	—	(38,190)	(38,190)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	13,914	May 2020	MSI	—	(439)	(439)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	2,086,821	May 2020	MSI	—	$(65,796)	$(65,796)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.65%	Monthly	USD	1,311,308	May 2020	MSI	—	(41,345)	(41,345)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	1,823,104	May 2020	MSI	—	(59,166)	(59,166)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.68%	Monthly	USD	6,556,001	May 2020	MSI	—	(55,163)	(55,163)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.95%	Monthly	USD	1,009,159	May 2020	MSI	—	(8,324)	(8,324)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,705,095	May 2020	MSI	—	(12,969)	(12,969)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	1,402,039	May 2020	MSI	—	(5,407)	(5,407)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	6,885,342	May 2020	MSI	—	9,351	9,351
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,611,782	May 2020	MSI	—	8,331	8,331
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,726,150	May 2020	MSI	—	4,375	4,375
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,779,062	May 2020	MSI	—	4,509	4,509
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,877,165	May 2020	MSI	—	4,758	4,758
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	752,720	May 2020	MSI	—	1,908	1,908
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	392,788	May 2020	MSI	—	531	531
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	968,479	May 2020	MSI	—	910	910
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,513,194	May 2020	MSI	—	(546)	(546)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,496,687	May 2020	MSI	—	3,678	3,678
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	2,941,192	May 2020	MSI	—	(8,701)	(8,701)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	296,261	May 2020	MSI	—	$(847)	$(847)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	787,958	May 2020	MSI	—	(2,188)	(2,188)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	95,110	May 2020	MSI	—	(238)	(238)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	754,331	May 2020	MSI	—	(1,179)	(1,179)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	845,057	May 2020	MSI	—	(1,320)	(1,320)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	676,654	May 2020	MSI	—	(1,281)	(1,281)
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	9,668,324	May 2020	MSI	—	132,294	132,294
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	928,297	May 2020	MSI	—	12,702	12,702
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	412,246	May 2020	MSI	—	5,641	5,641
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	803,905	May 2020	MSI	—	11,000	11,000
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	56,239	May 2020	MSI	—	702	702
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	444,307	May 2020	MSI	—	5,364	5,364
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	591,754	May 2020	MSI	—	1,953	1,953
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	2,523,685	May 2020	MSI	—	(6,058)	(6,058)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	1,869,485	May 2020	MSI	—	(4,488)	(4,488)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,228,588	May 2020	MSI	—	(5,073)	(5,073)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	21,888	May 2020	DB	—	(5,276)	(5,276)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	3,897	May 2020	DB	—	(938)	(938)
Receive	Akbank TAS	1-Month TRY TRLIBOR + 0.75%	Monthly	TRY	145,229	May 2020	DB	—	(1,831)	(1,831)
Receive	Akbank TAS	1-Month TRY TRLIBOR + 0.75%	Monthly	TRY	137,443	May 2020	DB	—	265	265
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	9,953	May 2020	DB	$(127)	$(16,276)	$(16,403)
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	13,444	May 2020	DB	—	93,660	93,660
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	10,657	May 2020	DB	—	74,244	74,244
Receive	American Tower Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	804	May 2020	DB	—	(1,245)	(1,245)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,270	May 2020	DB	—	(335,468)	(335,468)
Receive	Atento SA	1-Month USD LIBOR + 0.30%	Monthly	USD	1,155	May 2020	DB	—	(16)	(16)
Receive	Atlassian Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	16,357	May 2020	DB	—	(44,094)	(44,094)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	7,362	May 2020	DB	—	(82,936)	(82,936)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,000	May 2020	DB	—	512	512
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	5,500	May 2020	DB	—	1,406	1,406
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,500	May 2020	DB	—	639	639
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	309,002	May 2020	DB	—	100,202	100,202
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	309,002	May 2020	DB	—	100,202	100,202
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	309,001	May 2020	DB	—	100,202	100,202
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,729	May 2020	DB	—	(600)	(600)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	5,054	May 2020	DB	—	86,580	86,580
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	27,383	May 2020	DB	—	$(15,778)	$(15,778)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	27,067	May 2020	DB	—	(1,083)	(1,083)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	30,696	May 2020	DB	—	168,176	168,176
Receive	Humana, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,112	May 2020	DB	—	(114,670)	(114,670)
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	28,077	May 2020	DB	—	62,849	62,849
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.35%	Monthly	CAD	18,367	May 2020	DB	—	(13,436)	(13,436)
Receive	Itron, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	4,380	May 2020	DB	—	26,105	26,105
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,550	May 2020	DB	—	36,314	36,314
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	27,136	May 2020	DB	—	71,830	71,830
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	4,679	May 2020	DB	—	12,386	12,386
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	8,083	May 2020	DB	—	21,398	21,398
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	37,536	May 2020	DB	—	193,655	193,655
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,446	May 2020	DB	—	426	426
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	6,238	May 2020	DB	—	244	244
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,527	May 2020	DB	—	(20,814)	(20,814)
Receive	TransUnion	1-Month USD LIBOR + 0.30%	Monthly	USD	32,590	May 2020	DB	—	39,299	39,299
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	25,770	May 2020	DB	—	$147,438	$147,438
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	27,562	May 2020	DB	—	57,067	57,067
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.30%	Monthly	USD	14,992	May 2020	DB	—	66,255	66,255
Receive	Wex, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	26,407	May 2020	DB	—	299,286	299,286
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,834	May 2020	GSI	—	28,494	28,494
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,613	May 2020	GSI	—	45,129	45,129
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,497	May 2020	GSI	—	12,998	12,998
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	24,440	May 2020	GSI	—	59,964	59,964
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	448	May 2020	GSI	—	1,099	1,099
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,272	May 2020	GSI	—	178,710	178,710
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,354	May 2020	GSI	—	45,898	45,898
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	GSI	—	(251,357)	(251,357)
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	2,415	May 2020	GSI	—	16,100	16,100
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,779	May 2020	GSI	—	15,041	15,041
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	131	May 2020	GSI	—	5,007	5,007
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,945	May 2020	GSI	—	108,248	108,248
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,002	May 2020	GSI	—	$16,540	$16,540
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	2,982	May 2020	GSI	—	(7,417)	(7,417)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	3,496	May 2020	GSI	—	(8,696)	(8,696)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	6,487	May 2020	GSI	—	(16,177)	(16,177)
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,885	May 2020	GSI	—	16,744	16,744
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	154,021	May 2020	GSI	—	69,764	69,764
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,053	May 2020	GSI	—	9,536	9,536
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,144	May 2020	GSI	—	9,331	9,331
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,401	May 2020	GSI	—	6,378	6,378
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,623	May 2020	GSI	—	8,810	8,810
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,890	May 2020	GSI	—	243,358	243,358
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	113,898	May 2020	GSI	—	133,322	133,322
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,775	May 2020	GSI	—	(1,946)	(1,946)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,350	May 2020	GSI	—	(2,129)	(2,129)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,668	May 2020	GSI	—	(310)	(310)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,476	May 2020	GSI	—	(984)	(984)
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,844	May 2020	GSI	—	$(794)	$(794)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,000	May 2020	GSI	—	1,175	1,175
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,611	May 2020	GSI	—	3,412	3,412
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	GSI	—	882	882
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	GSI	—	882	882
Receive	Cerner Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,490	May 2020	GSI	—	28,312	28,312
Receive	Cerner Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,595	May 2020	GSI	—	13,589	13,589
Receive	China Machinery Engineering Corp., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	GSI	—	(1,054)	(1,054)
Receive	China Machinery Engineering Corp., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	GSI	—	(3,674)	(3,674)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	1,867	1,867
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	411	May 2020	GSI	—	959	959
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	2,334	2,334
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,400	May 2020	GSI	—	3,268	3,268
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	3,871	May 2020	GSI	$(1)	476	475
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	18,307	May 2020	GSI	(2)	2,249	2,247
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	5,780	May 2020	GSI	132	671	803
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	171	May 2020	GSI	$(1)	$21	$20
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	33,622	May 2020	GSI	(2)	4,130	4,128
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	29,596	May 2020	GSI	(1)	3,636	3,635
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	95,595	May 2020	GSI	2,180	11,089	13,269
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,501	May 2020	GSI	—	(40,198)	(40,198)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,419	May 2020	GSI	—	(385)	(385)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,978	May 2020	GSI	—	(674)	(674)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,218	May 2020	GSI	—	(330)	(330)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,396	May 2020	GSI	—	(135)	(135)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,528	May 2020	GSI	—	(238)	(238)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,200	May 2020	GSI	—	138	138
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,029	May 2020	GSI	—	65	65
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,500	May 2020	GSI	—	157	157
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	63	63
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,100	May 2020	GSI	—	69	69
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,775	May 2020	GSI	—	237	237
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	EnerSys	1-Month USD LIBOR + 0.20%	Monthly	USD	3,452	May 2020	GSI	—	$(3,751)	$(3,751)
Receive	EnerSys	1-Month USD LIBOR + 0.20%	Monthly	USD	11,719	May 2020	GSI	—	(12,736)	(12,736)
Receive	EnerSys	1-Month USD LIBOR + 0.20%	Monthly	USD	5,661	May 2020	GSI	—	(6,152)	(6,152)
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	7,600	May 2020	GSI	—	7,430	7,430
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	15,000	May 2020	GSI	—	14,664	14,664
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,200	May 2020	GSI	—	2,151	2,151
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,500	May 2020	GSI	—	3,422	3,422
Receive	Equitable Group, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	9,708	May 2020	GSI	—	9,491	9,491
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,381	May 2020	GSI	—	10,385	10,385
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,835	May 2020	GSI	—	24,994	24,994
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	384,129	May 2020	GSI	—	8,369	8,369
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,968	May 2020	GSI	—	(9,667)	(9,667)
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	112,564	May 2020	GSI	—	14,676	14,676
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,013	May 2020	GSI	—	1,154	1,154
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,187	May 2020	GSI	—	1,352	1,352
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,740	May 2020	GSI	—	1,977	1,977
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,344	May 2020	GSI	—	58,162	58,162
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,718	May 2020	GSI	—	207,687	207,687
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	GSI	—	$39,063	$39,063
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,124	May 2020	GSI	—	887	887
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,317	May 2020	GSI	—	1,040	1,040
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,931	May 2020	GSI	—	1,521	1,521
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,698	May 2020	GSI	—	23,538	23,538
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,419	May 2020	GSI	—	9,339	9,339
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,420	May 2020	GSI	—	9,341	9,341
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,420	May 2020	GSI	—	9,341	9,341
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,420	May 2020	GSI	—	9,341	9,341
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,871	May 2020	GSI	—	2,355	2,355
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,001	May 2020	GSI	—	20,143	20,143
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,532	May 2020	GSI	—	2,350	2,350
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144	May 2020	GSI	—	62	62
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	934	May 2020	GSI	—	404	404
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,172	May 2020	GSI	—	2,287	2,287
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,232	May 2020	GSI	—	4,983	4,983
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hugo Boss AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	9,436	May 2020	GSI	—	$4,868	$4,868
Receive	Hugo Boss AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	2,639	May 2020	GSI	—	1,362	1,362
Receive	Hugo Boss AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	10,559	May 2020	GSI	—	5,448	5,448
Receive	IBERIABANK Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,413	May 2020	GSI	—	62,951	62,951
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	70,500	May 2020	GSI	—	11,632	11,632
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,746	May 2020	GSI	—	4,024	4,024
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	7,747	May 2020	GSI	—	(3,695)	(3,695)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,867	May 2020	GSI	—	(1,845)	(1,845)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,011	May 2020	GSI	—	(15,116)	(15,116)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,748	May 2020	GSI	—	(14,619)	(14,619)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,863	May 2020	GSI	—	(9,176)	(9,176)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,670	May 2020	GSI	—	(20,133)	(20,133)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,621	May 2020	GSI	—	(21,927)	(21,927)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	GSI	—	(14,617)	(14,617)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	1,095	1,095
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	413	May 2020	GSI	—	452	452
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,200	May 2020	GSI	—	1,314	1,314
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,700	May 2020	GSI	—	$1,862	$1,862
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,028	May 2020	GSI	—	7,829	7,829
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,635	May 2020	GSI	—	(3,109)	(3,109)
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,473	May 2020	GSI	—	70,216	70,216
Receive	Monster Beverage Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,673	May 2020	GSI	—	95,121	95,121
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	GSI	—	20,622	20,622
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	31,500	May 2020	GSI	—	7,840	7,840
Receive	Northern Trust Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,075	May 2020	GSI	—	77,718	77,718
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	578	May 2020	GSI	—	3,001	3,001
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	677	May 2020	GSI	—	3,515	3,515
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	993	May 2020	GSI	—	5,155	5,155
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,295	May 2020	GSI	—	(2,911)	(2,911)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,283	May 2020	GSI	—	(2,904)	(2,904)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	10,588	May 2020	GSI	—	(5,820)	(5,820)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	9,754	May 2020	GSI	—	(5,362)	(5,362)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,284	May 2020	GSI	—	(3,454)	(3,454)
48	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,015	May 2020	GSI	—	$(558)	$(558)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,807	May 2020	GSI	—	(2,093)	(2,093)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,948	May 2020	GSI	—	(1,071)	(1,071)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,855	May 2020	GSI	—	(2,119)	(2,119)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	940	May 2020	GSI	—	(517)	(517)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	467	May 2020	GSI	—	(257)	(257)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,919	May 2020	GSI	—	(1,055)	(1,055)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	2,816	May 2020	GSI	—	(1,548)	(1,548)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,290	May 2020	GSI	—	(709)	(709)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	2,534	May 2020	GSI	—	(1,393)	(1,393)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,034	May 2020	GSI	—	(568)	(568)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,812	May 2020	GSI	—	(996)	(996)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	431	May 2020	GSI	—	(237)	(237)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,905	May 2020	GSI	—	(3,246)	(3,246)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,388	May 2020	GSI	—	(1,862)	(1,862)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,488	May 2020	GSI	—	(3,567)	(3,567)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	49

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	7,080	May 2020	GSI	—	$(3,892)	$(3,892)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	43,840	May 2020	GSI	—	(24,100)	(24,100)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,308	May 2020	GSI	—	(3,495)	(3,495)
Receive	ObsEva SA	1-Month USD LIBOR + 0.20%	Monthly	USD	23,611	May 2020	GSI	—	6,207	6,207
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,325	May 2020	GSI	—	35,561	35,561
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,530	May 2020	GSI	—	160,581	160,581
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,100	May 2020	GSI	—	1,859	1,859
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,855	May 2020	GSI	—	841	841
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,900	May 2020	GSI	—	2,221	2,221
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,200	May 2020	GSI	—	3,264	3,264
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	19,568	May 2020	GSI	—	1,717	1,717
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,111	May 2020	GSI	—	2,993	2,993
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	43,187	May 2020	GSI	$(460)	3,792	3,332
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,600	May 2020	GSI	—	588	588
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,100	May 2020	GSI	—	276	276
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,600	May 2020	GSI	—	321	321
50	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,700	May 2020	GSI	—	$776	$776
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,500	May 2020	GSI	—	402	402
Receive	Parker-Hannifin Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,582	May 2020	GSI	—	(58,251)	(58,251)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	GSI	—	74,314	74,314
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,785	May 2020	GSI	—	3,161	3,161
Receive	Prudential Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,480	May 2020	GSI	—	25,052	25,052
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,995	May 2020	GSI	—	10,783	10,783
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	178,900	May 2020	GSI	—	2,409	2,409
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,029	May 2020	GSI	—	30,109	30,109
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,429	May 2020	GSI	—	1,664	1,664
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	769	May 2020	GSI	—	385	385
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	337	May 2020	GSI	—	169	169
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	840	May 2020	GSI	—	420	420
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	421	May 2020	GSI	—	211	211
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	674	May 2020	GSI	—	337	337
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,721	May 2020	GSI	—	861	861
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	51

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,150	May 2020	GSI	—	$575	$575
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	421	May 2020	GSI	—	210	210
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,120	May 2020	GSI	—	77	77
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	25,568	May 2020	GSI	—	35,493	35,493
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	24,581	May 2020	GSI	—	34,078	34,078
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	18,749	May 2020	GSI	—	25,992	25,992
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	12,338	May 2020	GSI	—	17,105	17,105
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,418	May 2020	GSI	—	7,176	7,176
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,811	May 2020	GSI	—	12,088	12,088
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	400	May 2020	GSI	—	(22)	(22)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	205	May 2020	GSI	—	(11)	(11)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	500	May 2020	GSI	—	(27)	(27)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	(43)	(43)
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	10,165	May 2020	GSI	—	(8,834)	(8,834)
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	6,435	May 2020	GSI	—	(5,577)	(5,577)
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	6,550	May 2020	GSI	—	(733)	(733)
52	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Total System Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,951	May 2020	GSI	—	$45,820	$45,820
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	GSI	—	61,290	61,290
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,210	May 2020	GSI	—	33,500	33,500
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,300	May 2020	GSI	—	17,120	17,120
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,400	May 2020	GSI	—	(800)	(800)
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,331	May 2020	GSI	—	(493)	(493)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	579	May 2020	GSI	—	(377)	(377)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	678	May 2020	GSI	—	(441)	(441)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	995	May 2020	GSI	—	(647)	(647)
Receive	United Financial Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,099	May 2020	GSI	—	(2,093)	(2,093)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,114	May 2020	GSI	—	(1,236)	(1,236)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,226	May 2020	GSI	—	(3,579)	(3,579)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,718	May 2020	GSI	—	(4,125)	(4,125)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,473	May 2020	GSI	—	(2,743)	(2,743)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,322	May 2020	GSI	—	(3,685)	(3,685)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	474	May 2020	GSI	—	(526)	(526)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	53

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	771	May 2020	GSI	—	$(855)	$(855)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	691	May 2020	GSI	—	(767)	(767)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	824	May 2020	GSI	—	(914)	(914)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	751	May 2020	GSI	—	(833)	(833)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	875	May 2020	GSI	—	(971)	(971)
Receive	Veeva Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,118	May 2020	GSI	—	75,296	75,296
Receive	Veritex Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,939	May 2020	GSI	—	1,763	1,763
Receive	Veritex Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,245	May 2020	GSI	—	1,347	1,347
Receive	Veritex Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,135	May 2020	GSI	—	6,681	6,681
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,703	May 2020	GSI	—	(351)	(351)
Receive	VMware, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,428	May 2020	GSI	—	30,520	30,520
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,479	May 2020	GSI	—	(6,689)	(6,689)
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,956	May 2020	GSI	—	(13,377)	(13,377)
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,858	May 2020	GSI	—	(21,977)	(21,977)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,832	May 2020	GSI	—	61,996	61,996
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,832	May 2020	GSI	—	(291)	(291)
54	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	15,084	May 2020	JPM	—	$(4,261)	$(4,261)
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,800	May 2020	JPM	—	4,571	4,571
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,203	May 2020	JPM	—	5,034	5,034
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,817	May 2020	JPM	—	28,940	28,940
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,374	May 2020	JPM	—	(41,567)	(41,567)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,059	May 2020	JPM	—	(17,961)	(17,961)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	3,479	May 2020	JPM	—	579	579
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,643	May 2020	JPM	—	(26,012)	(26,012)
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,380	May 2020	JPM	—	(21,418)	(21,418)
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,585	May 2020	JPM	—	(19,194)	(19,194)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	861	May 2020	JPM	—	(2,856)	(2,856)
Receive	Akbank TAS	1-Month TRY TRLIBOR + 1.20%	Monthly	TRY	435,071	May 2020	JPM	—	(33,892)	(33,892)
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,013	May 2020	JPM	—	(1,623)	(1,623)
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,120	May 2020	JPM	—	56,919	56,919
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	25,850	May 2020	JPM	—	(106,709)	(106,709)
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,126	May 2020	JPM	—	(4,691)	(4,691)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	55

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPM	—	$(14,753)	$(14,753)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,063	May 2020	JPM	—	806	806
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,493	May 2020	JPM	—	(6,484)	(6,484)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,847	May 2020	JPM	—	(44,861)	(44,861)
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	1,964	May 2020	JPM	—	(59,842)	(59,842)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,439	May 2020	JPM	—	175,886	175,886
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	212	May 2020	JPM	—	18,110	18,110
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,489	May 2020	JPM	—	7,295	7,295
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,886	May 2020	JPM	—	(14,964)	(14,964)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPM	—	(6,909)	(6,909)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	12,579	May 2020	JPM	—	(17,381)	(17,381)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,041	May 2020	JPM	—	(11,110)	(11,110)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642	May 2020	JPM	—	(2,533)	(2,533)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	2,818	May 2020	JPM	—	18,017	18,017
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,915	May 2020	JPM	—	7,546	7,546
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,978	May 2020	JPM	—	(15,143)	(15,143)
56	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51	May 2020	JPM	—	$(1,246)	$(1,246)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,970	May 2020	JPM	—	264	264
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPM	—	398	398
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPM	—	398	398
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,000	May 2020	JPM	—	66	66
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPM	—	166	166
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPM	—	166	166
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,162	May 2020	JPM	—	(385,678)	(385,678)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,293	May 2020	JPM	—	(48,800)	(48,800)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,094	May 2020	JPM	—	(85,937)	(85,937)
Receive	BOK Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,064	May 2020	JPM	—	18,732	18,732
Receive	Booking Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	826	May 2020	JPM	—	55,022	55,022
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	575	May 2020	JPM	—	(1,314)	(1,314)
Receive	Cabot Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,164	May 2020	JPM	—	(10,823)	(10,823)
Receive	Cabot Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,404	May 2020	JPM	—	(19,575)	(19,575)
Receive	Cabot Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,202	May 2020	JPM	—	(9,667)	(9,667)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	57

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Cabot Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,202	May 2020	JPM	—	$(9,703)	$(9,703)
Receive	Chemical Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,391	May 2020	JPM	—	(165)	(165)
Receive	China Merchants Bank Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	135,000	May 2020	JPM	—	(41,301)	(41,301)
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,676,973	May 2020	JPM	—	46,781	46,781
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,867,418	May 2020	JPM	—	23,786	23,786
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	873,074	May 2020	JPM	—	11,129	11,129
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,488,535	May 2020	JPM	—	44,469	44,469
Receive	China Unicom HK, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	4,652	May 2020	JPM	—	(6,626)	(6,626)
Receive	China Unicom HK, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	41,881	May 2020	JPM	$419	(59,611)	(59,192)
Receive	Chipotle Mexican Grill, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,469	May 2020	JPM	(253,898)	(94,048)	(347,946)
Receive	Chipotle Mexican Grill, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,171	May 2020	JPM	—	(29,803)	(29,803)
Receive	Coherent, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,899	May 2020	JPM	—	(9,287)	(9,287)
Receive	Coherent, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,868	May 2020	JPM	—	(16,779)	(16,779)
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,807	May 2020	JPM	—	6,224	6,224
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,328	May 2020	JPM	—	(10,104)	(10,104)
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,389	May 2020	JPM	—	(579)	(579)
58	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,768	May 2020	JPM	—	$(619)	$(619)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,796	May 2020	JPM	—	(6,414)	(6,414)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,087	May 2020	JPM	—	(50,310)	(50,310)
Receive	E*Trade Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,821	May 2020	JPM	—	24,453	24,453
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,501	May 2020	JPM	—	(49,998)	(49,998)
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,978	May 2020	JPM	—	16,296	16,296
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,356	May 2020	JPM	—	7,328	7,328
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,159	May 2020	JPM	—	48,483	48,483
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,499	May 2020	JPM	—	(4,929)	(4,929)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	13,151	May 2020	JPM	—	212,261	212,261
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,460	May 2020	JPM	—	23,506	23,506
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,302	May 2020	JPM	—	20,843	20,843
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,932	May 2020	JPM	—	29,186	29,186
Receive	Fidelity Southern Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,361	May 2020	JPM	—	633	633
Receive	Fidelity Southern Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,986	May 2020	JPM	—	3,614	3,614
Receive	First Citizens BancShares, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,200	May 2020	JPM	—	44,992	44,992
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	59

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,328	May 2020	JPM	—	$21,815	$21,815
Receive	Five Prime Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,840	May 2020	JPM	—	(10,073)	(10,073)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,781	May 2020	JPM	—	1,145	1,145
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,682	May 2020	JPM	—	98	98
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,901	May 2020	JPM	—	102	102
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,726	May 2020	JPM	—	283	283
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,473	May 2020	JPM	—	8,256	8,256
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,096	May 2020	JPM	—	5,062	5,062
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,763	May 2020	JPM	—	11,684	11,684
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,403	May 2020	JPM	—	4,373	4,373
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550	May 2020	JPM	—	2,533	2,533
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,902	May 2020	JPM	—	32,844	32,844
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,612	May 2020	JPM	—	24,938	24,938
Receive	Forty Seven, Inc.	1-Month USD LIBOR	Monthly	USD	13,562	May 2020	JPM	—	(2,712)	(2,712)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,555	May 2020	JPM	—	16,611	16,611
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	2,500	May 2020	JPM	—	(31,925)	(31,925)
60	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,212	May 2020	JPM	—	$(29,813)	$(29,813)
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,420	May 2020	JPM	—	(7,327)	(7,327)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	845	May 2020	JPM	—	2,840	2,840
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,728	May 2020	JPM	—	(136,945)	(136,945)
Receive	Heron Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,550	May 2020	JPM	—	(26,073)	(26,073)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	647	May 2020	JPM	—	(1,094)	(1,094)
Receive	Illumina, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,540	May 2020	JPM	—	(35,179)	(35,179)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,378	May 2020	JPM	—	(160,894)	(160,894)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,017	May 2020	JPM	—	(26,494)	(26,494)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,623	May 2020	JPM	—	10,908	10,908
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,204	May 2020	JPM	—	2,317	2,317
Receive	ING Groep NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	131,461	May 2020	JPM	—	7,372	7,372
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	16,049	May 2020	JPM	—	10,958	10,958
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	40,641	May 2020	JPM	—	27,748	27,748
Receive	iRhythm Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,800	May 2020	JPM	—	55,673	55,673
Receive	Jounce Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,835	May 2020	JPM	—	(5,308)	(5,308)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	61

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	KeyCorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,495	May 2020	JPM	—	$2,763	$2,763
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,198	May 2020	JPM	—	12,955	12,955
Receive	KLA-Tencor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,487	May 2020	JPM	—	13,964	13,964
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,604	May 2020	JPM	—	(94)	(94)
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,402	May 2020	JPM	—	(33)	(33)
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,248	May 2020	JPM	—	16,103	16,103
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,986	May 2020	JPM	—	18,437	18,437
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,873	May 2020	JPM	—	8,851	8,851
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,787	May 2020	JPM	—	14,792	14,792
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,873	May 2020	JPM	—	8,923	8,923
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,477	May 2020	JPM	—	4,603	4,603
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,021	May 2020	JPM	—	9,415	9,415
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,988	May 2020	JPM	—	6,200	6,200
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPM	—	6,218	6,218
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,974	May 2020	JPM	—	12,457	12,457
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,077	May 2020	JPM	—	112,366	112,366
62	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,822	May 2020	JPM	—	$105,105	$105,105
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	114,000	May 2020	JPM	—	(28,678)	(28,678)
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	8,786	May 2020	JPM	—	(12,616)	(12,616)
Receive	Merit Medical Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,280	May 2020	JPM	—	(44,959)	(44,959)
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,942	May 2020	JPM	—	25,309	25,309
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	271	May 2020	JPM	—	1,746	1,746
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,283	May 2020	JPM	—	8,279	8,279
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,081	May 2020	JPM	—	6,980	6,980
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,553	May 2020	JPM	—	(11,295)	(11,295)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,918	May 2020	JPM	—	(10,235)	(10,235)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,966	May 2020	JPM	—	(16,082)	(16,082)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.20%	Monthly	SEK	10,769	May 2020	JPM	—	(12,473)	(12,473)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,014	May 2020	JPM	—	(19,779)	(19,779)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,150	May 2020	JPM	—	(2,031)	(2,031)
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	313	May 2020	JPM	—	(652)	(652)
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,569	May 2020	JPM	—	(203,448)	(203,448)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	63

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,900	May 2020	JPM	—	$(31,328)	$(31,328)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,042	May 2020	JPM	—	1,618	1,618
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,011	May 2020	JPM	—	3,122	3,122
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,260	May 2020	JPM	—	5,513	5,513
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	48,800	May 2020	JPM	—	(67,963)	(67,963)
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,550	May 2020	JPM	—	(26,694)	(26,694)
Receive	PetroVietnam Power Corp.	1-Month USD LIBOR + 1.25%	Monthly	USD	0	May 2020	JPM	$(1,929)	(443)	(2,372)
Receive	PetroVietnam Power Corp.	1-Month USD LIBOR + 1.25%	Monthly	USD	0	May 2020	JPM	(4,624)	(468)	(5,092)
Receive	Ping An Insurance Group Company of China, H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	21,133	May 2020	JPM	—	3,562	3,562
Receive	Ping An Insurance Group Company of China, H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	86,470	May 2020	JPM	—	14,575	14,575
Receive	Ping An Insurance Group Company of China, H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	32,397	May 2020	JPM	—	4,870	4,870
Receive	Pure Storage, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,534	May 2020	JPM	—	(560)	(560)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,749	May 2020	JPM	—	(815)	(815)
Receive	Raymond James Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,210	May 2020	JPM	—	50,854	50,854
64	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Redwood Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,688	May 2020	JPM	—	$1,439	$1,439
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,239	May 2020	JPM	—	(5,016)	(5,016)
Receive	Roche Holdings AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	965	May 2020	JPM	—	(5,114)	(5,114)
Receive	SEA, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	71,913	May 2020	JPM	—	129,253	129,253
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,500	May 2020	JPM	—	(129,434)	(129,434)
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,150	May 2020	JPM	—	9,551	9,551
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,513	May 2020	JPM	—	62,410	62,410
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,343	May 2020	JPM	—	85,976	85,976
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,976	May 2020	JPM	—	13,617	13,617
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	30,784	May 2020	JPM	—	35,120	35,120
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,502	May 2020	JPM	—	(69,839)	(69,839)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	14,527	May 2020	JPM	—	(105,640)	(105,640)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	884	May 2020	JPM	—	(65)	(65)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	2,672	May 2020	JPM	—	(562)	(562)
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	10,915	May 2020	JPM	—	(16,108)	(16,108)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,166	May 2020	JPM	—	1,354	1,354
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,312	May 2020	JPM	—	$(161,652)	$(161,652)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,610	May 2020	JPM	—	(48,020)	(48,020)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,330	May 2020	JPM	—	(16,205)	(16,205)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,005	May 2020	JPM	—	(414,325)	(414,325)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,200	May 2020	JPM	—	(26,215)	(26,215)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,755	May 2020	JPM	—	(101,985)	(101,985)
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,607	May 2020	JPM	—	(19,329)	(19,329)
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,310	May 2020	JPM	—	(28,923)	(28,923)
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,564	May 2020	JPM	—	(12,943)	(12,943)
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,991	May 2020	JPM	—	(35,681)	(35,681)
Receive	VMware, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,410	May 2020	JPM	—	60,657	60,657
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,314	May 2020	JPM	—	(16,652)	(16,652)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,710	May 2020	JPM	—	5,940	5,940
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,901	May 2020	JPM	—	(10,977)	(10,977)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,485	May 2020	JPM	—	(3,056)	(3,056)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,815	May 2020	JPM	—	(3,455)	(3,455)
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,379	May 2020	JPM	—	$(4,098)	$(4,098)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,882	May 2020	JPM	—	(9,523)	(9,523)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,054	May 2020	JPM	—	(7,038)	(7,038)
Receive	Wex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,509	May 2020	JPM	—	29,279	29,279
Receive	Wintrust Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,378	May 2020	JPM	—	7,966	7,966
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,779	May 2020	JPM	—	71,609	71,609
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,298	May 2020	JPM	—	17,443	17,443
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	582	May 2020	JPM	—	824	824
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,548	May 2020	JPM	—	(14,956)	(14,956)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,140	May 2020	JPM	—	(55,210)	(55,210)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	442	May 2020	JPM	—	(3,983)	(3,983)
Receive	Zendesk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,134	May 2020	JPM	—	77,469	77,469
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,177	May 2020	JPM	—	56,265	56,265
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	MSI	—	55,719	55,719
Receive	Aedas Homes SL	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,086	May 2020	MSI	—	2,734	2,734
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	55,586	May 2020	MSI	—	28,043	28,043
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	38,053	May 2020	MSI	—	$(125,135)	$(125,135)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,889	May 2020	MSI	—	(4,495)	(4,495)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	735	May 2020	MSI	—	(1,106)	(1,106)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	337	May 2020	MSI	—	(510)	(510)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,292	May 2020	MSI	—	(1,955)	(1,955)
Receive	Air Lease Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,739	May 2020	MSI	—	6,970	6,970
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.50%	Monthly	CHF	4,234	May 2020	MSI	—	14,959	14,959
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,423	May 2020	MSI	—	2,060	2,060
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,569	May 2020	MSI	—	937	937
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,931	May 2020	MSI	—	3,543	3,543
Receive	Alibaba Group Holding, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	1,362	May 2020	MSI	—	2,157	2,157
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,696	May 2020	MSI	—	52,180	52,180
Receive	Allergan PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	962	May 2020	MSI	—	2,881	2,881
Receive	Allergan PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	441	May 2020	MSI	—	1,298	1,298
Receive	Allergan PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	1,667	May 2020	MSI	—	4,907	4,907
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	36,649	May 2020	MSI	—	5,752	5,752
68	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,342	May 2020	MSI	—	$1,738	$1,738
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,320	May 2020	MSI	—	2,247	2,247
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	686	May 2020	MSI	—	3,835	3,835
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,024	May 2020	MSI	—	55,254	55,254
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	MSI	—	(7,784)	(7,784)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	111	May 2020	MSI	—	(75)	(75)
Receive	Apple, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,499	May 2020	MSI	—	1,476	1,476
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	548	May 2020	MSI	—	(1,186)	(1,186)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	251	May 2020	MSI	—	(547)	(547)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	969	May 2020	MSI	—	(2,113)	(2,113)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.25%	Monthly	USD	1,573	May 2020	MSI	—	12,559	12,559
Receive	ASML Holding NV	1-Month USD LIBOR + 0.25%	Monthly	USD	618	May 2020	MSI	—	4,934	4,934
Receive	ASML Holding NV	1-Month USD LIBOR + 0.25%	Monthly	USD	382	May 2020	MSI	—	3,050	3,050
Receive	ASML Holding NV	1-Month USD LIBOR + 0.25%	Monthly	USD	571	May 2020	MSI	—	4,559	4,559
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,849	May 2020	MSI	—	52,024	52,024
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,300	May 2020	MSI	—	(22,690)	(22,690)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	69

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,367	May 2020	MSI	—	$(4,933)	$(4,933)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	27,427	May 2020	MSI	—	(99,959)	(99,959)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,693	May 2020	MSI	—	(128)	(128)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,022	May 2020	MSI	—	(150)	(150)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	20,172	May 2020	MSI	—	(736)	(736)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,952	May 2020	MSI	—	(145)	(145)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	5,147	May 2020	MSI	—	(193)	(193)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	MSI	—	(55)	(55)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	2,204	May 2020	MSI	—	(83)	(83)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,579	May 2020	MSI	—	(59)	(59)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	185	May 2020	MSI	—	(7)	(7)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,208	May 2020	MSI	—	(158)	(158)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	8,400	May 2020	MSI	—	(316)	(316)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,841	May 2020	MSI	—	(149)	(149)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	688	May 2020	MSI	—	(27)	(27)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	417	May 2020	MSI	—	(16)	(16)
70	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,791	May 2020	MSI	—	$(7,664)	$(7,664)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,310	May 2020	MSI	—	(31,065)	(31,065)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,679	May 2020	MSI	—	(128,212)	(128,212)
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,383	May 2020	MSI	—	(15,003)	(15,003)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	60,585	May 2020	MSI	—	35,297	35,297
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	36,237	May 2020	MSI	—	20,183	20,183
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	16,364	May 2020	MSI	—	9,605	9,605
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	69,918	May 2020	MSI	—	(3,944)	(3,944)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,740	May 2020	MSI	—	(267)	(267)
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,095	May 2020	MSI	—	17,008	17,008
Receive	Blackbaud, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,806	May 2020	MSI	—	(9,324)	(9,324)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,446	May 2020	MSI	—	(1,105)	(1,105)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,000	May 2020	MSI	—	(5,129)	(5,129)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,000	May 2020	MSI	—	(1,602)	(1,602)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,401	May 2020	MSI	—	(824)	(824)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,604	May 2020	MSI	—	(1,237)	(1,237)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	71

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,000	May 2020	MSI	—	$(2,059)	$(2,059)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	500	May 2020	MSI	—	(5,996)	(5,996)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,926	May 2020	MSI	—	(23,095)	(23,095)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	31,386	May 2020	MSI	—	(71,864)	(71,864)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,000	May 2020	MSI	—	(16,494)	(16,494)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	3,699	May 2020	MSI	—	(776)	(776)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	4,500	May 2020	MSI	—	(1,019)	(1,019)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	1,796	May 2020	MSI	—	(407)	(407)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.25%	Monthly	USD	6,694	May 2020	MSI	—	(1,516)	(1,516)
Receive	Cardinal Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,504	May 2020	MSI	—	11,344	11,344
Receive	China Tower Corp., Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,286,000	May 2020	MSI	—	5,828	5,828
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,102	May 2020	MSI	—	4,136	4,136
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,880	May 2020	MSI	—	1,886	1,886
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,016	May 2020	MSI	—	7,040	7,040
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	21,690	May 2020	MSI	—	(30,886)	(30,886)
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	12,742	May 2020	MSI	—	(17,583)	(17,583)
72	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	74	May 2020	MSI	—	$401	$401
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	223	May 2020	MSI	—	1,095	1,095
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	848	May 2020	MSI	—	4,163	4,163
Receive	Cray, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,016	May 2020	MSI	—	(2,829)	(2,829)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,802	May 2020	MSI	—	(9,194)	(9,194)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,624	May 2020	MSI	—	(1,362)	(1,362)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,686	May 2020	MSI	—	(1,413)	(1,413)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,529	May 2020	MSI	—	(2,120)	(2,120)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,217	May 2020	MSI	—	(3,535)	(3,535)
Receive	Crown Castle International Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,331	May 2020	MSI	—	(7,544)	(7,544)
Receive	Ctrip.com International, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	44,904	May 2020	MSI	—	(3,592)	(3,592)
Receive	Delivery Hero AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,651	May 2020	MSI	—	29,739	29,739
Receive	Delivery Hero AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	6,758	May 2020	MSI	—	43,281	43,281
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,222	May 2020	MSI	—	(1,364)	(1,364)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,552	May 2020	MSI	—	(658)	(658)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,614	May 2020	MSI	—	(1,116)	(1,116)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	73

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	MSI	—	$(12,851)	$(12,851)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,700	May 2020	MSI	—	(37,113)	(37,113)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,688	May 2020	MSI	—	(3,065)	(3,065)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	815	May 2020	MSI	—	(929)	(929)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	207	May 2020	MSI	—	(236)	(236)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	703	May 2020	MSI	—	(801)	(801)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	521	May 2020	MSI	—	(594)	(594)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	309	May 2020	MSI	—	(352)	(352)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	(475)	(475)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	487	May 2020	MSI	—	(555)	(555)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	(475)	(475)
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,423	May 2020	MSI	—	79,200	79,200
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,936	May 2020	MSI	—	(2,383)	(2,383)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	1,451,603	May 2020	MSI	—	(25,442)	(25,442)
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,746	May 2020	MSI	—	12,013	12,013
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,393	May 2020	MSI	—	(4,880)	(4,880)
74	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Expedia, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,397	May 2020	MSI	—	$59,582	$59,582
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	11,949	May 2020	MSI	—	12,213	12,213
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,219	May 2020	MSI	—	11,650	11,650
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	21,069	May 2020	MSI	—	176,193	176,193
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,611	May 2020	MSI	—	13,129	13,129
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,964	May 2020	MSI	—	24,155	24,155
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	678	May 2020	MSI	—	5,525	5,525
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	10,629	May 2020	MSI	—	86,622	86,622
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,560	May 2020	MSI	—	(7,092)	(7,092)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,896	May 2020	MSI	—	(1,670)	(1,670)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	MSI	—	(1,003)	(1,003)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,194	May 2020	MSI	—	(877)	(877)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	512	May 2020	MSI	—	(141)	(141)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,792	May 2020	MSI	—	(1,865)	(1,865)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	MSI	—	(1,003)	(1,003)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,825	May 2020	MSI	—	(501)	(501)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	75

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,477	May 2020	MSI	—	$(1,504)	$(1,504)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,955	May 2020	MSI	—	(3,009)	(3,009)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,954	May 2020	MSI	—	(1,910)	(1,910)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,047	May 2020	MSI	—	(4,682)	(4,682)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,816	May 2020	MSI	—	(1,048)	(1,048)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,314	May 2020	MSI	—	3,469	3,469
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,300	May 2020	MSI	—	1,720	1,720
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,709	May 2020	MSI	—	25,090	25,090
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,633	May 2020	MSI	—	46,644	46,644
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,248	May 2020	MSI	—	11,227	11,227
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,603	May 2020	MSI	—	3,488	3,488
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	464	May 2020	MSI	—	464	464
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	22,912	May 2020	MSI	—	22,914	22,914
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,831	May 2020	MSI	—	33,163	33,163
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,019	May 2020	MSI	—	7,432	7,432
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	11,916	11,916
76	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	$11,923	$11,923
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,954	May 2020	MSI	—	7,178	7,178
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,594	May 2020	MSI	—	6,205	6,205
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,727	May 2020	MSI	—	8,915	8,915
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,716	May 2020	MSI	—	8,889	8,889
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	8,080	May 2020	MSI	—	13,134	13,134
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	13,120	May 2020	MSI	—	21,327	21,327
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	4,250	May 2020	MSI	—	6,968	6,968
Receive	Hancock Whitney Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,200	May 2020	MSI	—	(4,440)	(4,440)
Receive	Hancock Whitney Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,984	May 2020	MSI	—	3,804	3,804
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	353	May 2020	MSI	—	684	684
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,358	May 2020	MSI	—	6,509	6,509
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,147	May 2020	MSI	—	4,161	4,161
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,640	May 2020	MSI	—	10,932	10,932
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	9,930	May 2020	MSI	—	(2,765)	(2,765)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	515	May 2020	MSI	—	104	104
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	77

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hugo Boss AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,526	May 2020	MSI	—	$4,739	$4,739
Receive	Huron Consulting Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,882	May 2020	MSI	—	2,049	2,049
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	554	May 2020	MSI	—	(755)	(755)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	253	May 2020	MSI	—	(347)	(347)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	970	May 2020	MSI	—	(1,332)	(1,332)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,421	May 2020	MSI	$(33,156)	(112,429)	(145,585)
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	100	May 2020	MSI	—	455	455
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	67	May 2020	MSI	—	305	305
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	115	May 2020	MSI	—	523	523
Receive	Itron, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,440	May 2020	MSI	—	24,758	24,758
Receive	KeyCorp	1-Month USD LIBOR + 0.50%	Monthly	USD	2,370	May 2020	MSI	—	1,896	1,896
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,644	May 2020	MSI	—	19,382	19,382
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	MSI	—	4,777	4,777
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	MSI	—	11,048	11,048
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	MSI	—	6,339	6,339
78	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	MSI	—	$5,751	$5,751
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	MSI	—	3,124	3,124
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	5,071	5,071
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	MSI	—	7,607	7,607
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	MSI	—	10,143	10,143
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	MSI	—	2,536	2,536
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	5,071	5,071
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	MSI	—	17,750	17,750
Receive	Lennar Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	18,051	May 2020	MSI	—	11,464	11,464
Receive	Lennar Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	11,986	May 2020	MSI	—	7,612	7,612
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,486	May 2020	MSI	—	8,636	8,636
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR	Monthly	USD	1,223	May 2020	MSI	—	5	5
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,534	May 2020	MSI	—	1,850	1,850
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,162	May 2020	MSI	—	8,636	8,636
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	215	May 2020	MSI	—	259	259
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	79

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,376	May 2020	MSI	—	$4,071	$4,071
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.25%	Monthly	USD	43,484	May 2020	MSI	—	52,348	52,348
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,869	May 2020	MSI	—	19,112	19,112
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,432	May 2020	MSI	—	15,978	15,978
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,226	May 2020	MSI	—	35,666	35,666
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,175	May 2020	MSI	—	19,879	19,879
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,626	May 2020	MSI	—	51,910	51,910
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,431	May 2020	MSI	—	11,045	11,045
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,292	May 2020	MSI	—	33,133	33,133
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,647	May 2020	MSI	—	12,639	12,639
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,781	May 2020	MSI	—	1,631	1,631
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,537	May 2020	MSI	—	1,309	1,309
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,674	May 2020	MSI	—	(1,426)	(1,426)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR	Monthly	USD	15,068	May 2020	MSI	—	(2,069)	(2,069)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	9,350	May 2020	MSI	—	131,717	131,717
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	1,900	May 2020	MSI	—	25,532	25,532
80	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Metro Bank PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	2,070	May 2020	MSI	—	$(2,438)	$(2,438)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	146,294	May 2020	MSI	—	114,342	114,342
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,000	May 2020	MSI	—	10,022	10,022
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,617	May 2020	MSI	—	11,268	11,268
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	337	May 2020	MSI	—	1,288	1,288
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	14,195	May 2020	MSI	—	375	375
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,299	May 2020	MSI	—	763	763
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.50%	Monthly	SEK	547	May 2020	MSI	—	(317)	(317)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.50%	Monthly	SEK	7,960	May 2020	MSI	—	(4,610)	(4,610)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.50%	Monthly	SEK	4,861	May 2020	MSI	—	(2,815)	(2,815)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.30%	Monthly	SEK	5,256	May 2020	MSI	—	(3,044)	(3,044)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.30%	Monthly	SEK	4,412	May 2020	MSI	—	(2,555)	(2,555)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	304,900	May 2020	MSI	—	(37,525)	(37,525)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	314	May 2020	MSI	—	(844)	(844)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,633	May 2020	MSI	—	(12,703)	(12,703)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,837	May 2020	MSI	—	459	459
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	81

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	842	May 2020	MSI	—	$206	$206
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,131	May 2020	MSI	—	768	768
Receive	Mylan NV	1-Month USD LIBOR + 0.25%	Monthly	USD	3,891	May 2020	MSI	—	(112)	(112)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,111	May 2020	MSI	—	61,619	61,619
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	750	May 2020	MSI	—	14,855	14,855
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,384	May 2020	MSI	—	28,407	28,407
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	282	May 2020	MSI	—	1,200	1,200
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	19,999	May 2020	MSI	—	85,067	85,067
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,563	May 2020	MSI	—	23,663	23,663
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,682	May 2020	MSI	—	24,169	24,169
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	265	May 2020	MSI	—	559	559
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	20,905	May 2020	MSI	—	44,110	44,110
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,642	May 2020	MSI	—	42,162	42,162
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	944	May 2020	MSI	—	(493)	(493)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	3,800	May 2020	MSI	—	(2,068)	(2,068)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	2,930	May 2020	MSI	—	(1,583)	(1,583)
82	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	61,461	May 2020	MSI	—	$(33,196)	$(33,196)
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	928,406	May 2020	MSI	—	(935)	(935)
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	70,890	May 2020	MSI	—	58,177	58,177
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,812	May 2020	MSI	—	14,940	14,940
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,771	May 2020	MSI	—	(10,380)	(10,380)
Receive	Pinnacle Financial Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	7,429	May 2020	MSI	—	8,014	8,014
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	34,154	May 2020	MSI	—	72,574	72,574
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,351	May 2020	MSI	—	1,984	1,984
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	408	May 2020	MSI	—	242	242
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	197	May 2020	MSI	—	117	117
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	36,296	May 2020	MSI	—	(19,664)	(19,664)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	3,601	May 2020	MSI	—	(1,973)	(1,973)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	627	May 2020	MSI	—	(346)	(346)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	2,385	May 2020	MSI	—	(1,317)	(1,317)
Receive	Prudential Financial, Inc.	1-Month GBP LIBOR + 0.50%	Monthly	GBP	38,672	May 2020	MSI	—	15,503	15,503
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,271	May 2020	MSI	—	(256)	(256)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	83

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,348	May 2020	MSI	—	$(298)	$(298)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,453	May 2020	MSI	—	(160)	(160)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	MSI	—	(100)	(100)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,227	May 2020	MSI	—	(226)	(226)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,492	May 2020	MSI	—	(54)	(54)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	683	May 2020	MSI	—	(30)	(30)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,579	May 2020	MSI	—	(112)	(112)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,909	May 2020	MSI	—	(1,609)	(1,609)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	875	May 2020	MSI	—	(742)	(742)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,240	May 2020	MSI	—	(2,748)	(2,748)
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,039	May 2020	MSI	—	77,653	77,653
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	23,975	May 2020	MSI	—	4,480	4,480
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	42,449	May 2020	MSI	—	(426,519)	(426,519)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,226	May 2020	MSI	—	(52,794)	(52,794)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,224	May 2020	MSI	—	(52,774)	(52,774)
Receive	Shake Shack, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	25,563	May 2020	MSI	—	30,295	30,295
84	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Sino Biopharmaceutical, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	49,500	May 2020	MSI	—	$(1,857)	$(1,857)
Receive	Sino Biopharmaceutical, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	82,400	May 2020	MSI	—	(3,112)	(3,112)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	54,528	May 2020	MSI	—	(2,187)	(2,187)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	70,481	May 2020	MSI	—	(919)	(919)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,476	May 2020	MSI	—	56,166	56,166
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,489	May 2020	MSI	—	3,006	3,006
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	41,279	May 2020	MSI	—	15,330	15,330
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.50%	Monthly	USD	17,822	May 2020	MSI	—	17,440	17,440
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	43,079	May 2020	MSI	—	43,730	43,730
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	24,372	May 2020	MSI	—	24,740	24,740
Receive	Sumitomo Mitsui Financial Group, Inc.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	44,400	May 2020	MSI	$(3,619)	9,696	6,077
Receive	SVB Financial Group	1-Month USD LIBOR + 0.20%	Monthly	USD	3,091	May 2020	MSI	—	22,667	22,667
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,033	May 2020	MSI	—	(3,198)	(3,198)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	662	May 2020	MSI	—	(2,050)	(2,050)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,750	May 2020	MSI	—	(17,802)	(17,802)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,645	May 2020	MSI	—	(26,915)	(26,915)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	85

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,913	May 2020	MSI	—	$8,467	$8,467
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,062	May 2020	MSI	—	(8,520)	(8,520)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	8,783	May 2020	MSI	—	(8,641)	(8,641)
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	184	May 2020	MSI	—	(361)	(361)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	101	May 2020	MSI	—	(1,771)	(1,771)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	2,280	May 2020	MSI	—	1,378	1,378
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	1,044	May 2020	MSI	—	626	626
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	3,887	May 2020	MSI	—	2,329	2,329
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	20,742	May 2020	MSI	—	12,427	12,427
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,844	May 2020	MSI	—	725	725
Receive	The Boeing Company	1-Month USD LIBOR + 0.20%	Monthly	USD	2,852	May 2020	MSI	—	5,238	5,238
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	803	May 2020	MSI	—	(777)	(777)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,300	May 2020	MSI	—	(3,600)	(3,600)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,788	May 2020	MSI	—	(6,096)	(6,096)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,044	May 2020	MSI	—	(2,199)	(2,199)
86	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	8,669	May 2020	MSI	—	$(3,012)	$(3,012)
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,637	May 2020	MSI	—	(837)	(837)
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	9,465	May 2020	MSI	—	(3,005)	(3,005)
Receive	Trimble, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,876	May 2020	MSI	—	(2,183)	(2,183)
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	265	May 2020	MSI	—	(1,138)	(1,138)
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	MSI	—	5,455	5,455
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	30,429	May 2020	MSI	—	(195,571)	(195,571)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	10,077	May 2020	MSI	—	10,748	10,748
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	11,264	May 2020	MSI	—	12,014	12,014
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	6,740	May 2020	MSI	—	7,189	7,189
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,742	May 2020	MSI	—	112,211	112,211
Receive	VMware, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,988	May 2020	MSI	—	58,805	58,805
Receive	VMware, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,245	May 2020	MSI	—	50,044	50,044
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,733	May 2020	MSI	—	487	487
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,130	May 2020	MSI	—	40,667	40,667
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,641	May 2020	MSI	—	13,305	13,305
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	87

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	383	May 2020	MSI	—	$2,285	$2,285
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	695	May 2020	MSI	—	4,146	4,146
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	765	May 2020	MSI	—	4,564	4,564
Receive	Wex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100	May 2020	MSI	—	612	612
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,646	May 2020	MSI	—	20,607	20,607
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,029	May 2020	MSI	—	(12,313)	(12,313)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	502	May 2020	MSI	—	1,005	1,005
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	852	May 2020	MSI	—	1,702	1,702
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	838	May 2020	MSI	—	(4,146)	(4,146)
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	MSI	—	(14,043)	(14,043)
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,909	May 2020	MSI	—	(20,113)	(20,113)
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,956	May 2020	MSI	—	(35,791)	(35,791)
								$(288,827)	$3,021,786	$2,732,959
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
88	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
STIBOR	Stockholm Interbank Offered Rate
TRLIBOR	Turkish Interbank Offered Rate
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $629,904,928. Net unrealized appreciation aggregated to $37,311,615, of which $61,533,531 related to gross unrealized appreciation and $24,221,916 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	89

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $624,938,239)	$665,087,381
Swap contracts, at value (net unamortized upfront payment of $(1,774))	15,933,446
Unrealized appreciation on forward foreign currency contracts	233,057
Cash	51,355,808
Foreign currency, at value (Cost $344,421)	343,395
Dividends and interest receivable	1,010,509
Receivable for fund shares sold	1,752,270
Receivable for investments sold	15,278,476
Receivable for delayed delivery securities sold	4,676
Other assets	97,271
Total assets	751,096,289
Liabilities
Unrealized depreciation on forward foreign currency contracts	323,556
Written options, at value (Premiums received $635,556)	153,044
Swap contracts, at value (net unamortized upfront payment of $(662,769))	13,560,741
Payable for collateral on OTC derivatives	3,377,000
Payable for investments purchased	7,933,922
Payable for fund shares repurchased	1,783,496
Payable to affiliates
Accounting and legal services fees	51,746
Transfer agent fees	53,500
Trustees' fees	519
Other liabilities and accrued expenses	490,290
Total liabilities	27,727,814
Net assets	$723,368,475
Net assets consist of
Paid-in capital	$679,204,968
Total distributable earnings (loss)	44,163,507
Net assets	$723,368,475

90	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($13,891,810 ÷ 1,256,009 shares)[1]	$11.06
Class C ($6,461,047 ÷ 604,621 shares)[1]	$10.69
Class I ($543,742,032 ÷ 48,243,539 shares)	$11.27
Class R6 ($28,791,577 ÷ 2,533,323 shares)	$11.37
Class NAV ($130,482,009 ÷ 11,479,392 shares)	$11.37
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	91

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Interest	$3,320,880
Dividends	3,193,698
Less foreign taxes withheld	(120,938)
Total investment income	6,393,640
Expenses
Investment management fees	5,189,773
Distribution and service fees	58,172
Accounting and legal services fees	85,260
Transfer agent fees	354,412
Trustees' fees	7,254
Custodian fees	103,327
State registration fees	45,498
Printing and postage	47,971
Professional fees	54,986
Other	34,311
Total expenses	5,980,964
Less expense reductions	(25,943)
Net expenses	5,955,021
Net investment income	438,619
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,547,110)
Futures contracts	(41,069)
Forward foreign currency contracts	(18,776)
Written options	400,782
Swap contracts	9,174,131
5,967,958
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	36,726,470
Futures contracts	48,470
Forward foreign currency contracts	(620,161)
Written options	202,646
Swap contracts	2,650,647
39,008,072
Net realized and unrealized gain	44,976,030
Increase in net assets from operations	$45,414,649

92	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income (loss)	$438,619	$(2,561,282)
Net realized gain	5,967,958	30,172,198
Change in net unrealized appreciation (depreciation)	39,008,072	(43,535,297)
Increase (decrease) in net assets resulting from operations	45,414,649	(15,924,381)
Distributions to shareholders
From net investment income and net realized gain
Class A	(537,753)	(1,668,359)
Class C	(257,811)	(966,403)
Class I	(17,006,375)	(34,773,974)
Class R6	(868,772)	(727,719)
Class NAV	(4,069,796)	(11,396,994)
Total distributions	(22,740,507)	(49,533,449)
From fund share transactions	(54,273,687)	170,882,390
Total increase (decrease)	(31,599,545)	105,424,560
Net assets
Beginning of period	754,968,020	649,543,460
End of period	$723,368,475	$754,968,020
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	93

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$10.73	$11.82	$10.45	$10.81	$10.10	$10.00
Net investment loss[3]	(0.01)	(0.07)	(0.22)	(0.28)	(0.24)	(0.21)
Net realized and unrealized gain (loss) on investments	0.69	(0.11)	1.60	(0.03)	0.95	0.31
Total from investment operations	0.68	(0.18)	1.38	(0.31)	0.71	0.10
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—	—
Net asset value, end of period	$11.06	$10.73	$11.82	$10.45	$10.81	$10.10
Total return (%)[4,5]	6.47 [6]	(1.57)	13.16	(2.94)	7.13	1.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$19	$22	$22	$16	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99 [7]	2.00 [8]	3.86 [9]	4.22 [9]	3.43 [9]	4.29 [7,9]
Expenses including reductions	1.98 [7]	1.99 [8]	3.85 [9]	4.21 [9]	3.28 [9]	3.44 [7,9]
Net investment loss	(0.12) [7]	(0.61)	(1.99)	(2.71)	(2.31)	(2.51) [7]
Portfolio turnover (%)	73	169	485	403	396	375

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[9]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%%, respectively, of the fund’s average daily net assets.
94	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$10.42	$11.57	$10.30	$10.74	$10.10	$9.86
Net investment loss[3]	(0.04)	(0.15)	(0.29)	(0.35)	(0.32)	(0.15)
Net realized and unrealized gain (loss) on investments	0.66	(0.09)	1.57	(0.04)	0.96	0.39
Total from investment operations	0.62	(0.24)	1.28	(0.39)	0.64	0.24
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—	—
Net asset value, end of period	$10.69	$10.42	$11.57	$10.30	$10.74	$10.10
Total return (%)[4,5]	6.08 [6]	(2.26)	12.38	(3.61)	6.34	2.43 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$10	$12	$16	$9	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.69 [8]	2.70 [9]	4.56 [10]	4.93 [10]	4.34 [10]	10.15 [8,10]
Expenses including reductions	2.68 [8]	2.69 [9]	4.55 [10]	4.92 [10]	4.00 [10]	4.12 [8,10]
Net investment loss	(0.87) [8]	(1.33)	(2.66)	(3.42)	(3.04)	(3.31) [8]
Portfolio turnover (%)	73	169	485	403	396	375 [11]

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 5-16-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[10]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%%, respectively, of the fund’s average daily net assets.
[11]	Portfolio turnover is shown for the period from 12-20-13 to 10-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	95

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$10.92	$11.97	$10.55	$10.89	$10.13	$10.00
Net investment income (loss)[3]	0.01	(0.04)	(0.19)	(0.25)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	0.69	(0.10)	1.62	(0.04)	0.97	0.32
Total from investment operations	0.70	(0.14)	1.43	(0.29)	0.76	0.13
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—	—
Net asset value, end of period	$11.27	$10.92	$11.97	$10.55	$10.89	$10.13
Total return (%)[4]	6.64 [5]	(1.28)	13.51	(2.64)	7.50	1.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$544	$566	$454	$422	$502	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70 [6]	1.71 [7]	3.54 [8]	3.87 [8]	3.00 [8]	3.16 [6,8]
Expenses including reductions	1.70 [6]	1.70 [7]	3.54 [8]	3.87 [8]	2.99 [8]	3.03 [6,8]
Net investment income (loss)	0.11 [6]	(0.36)	(1.65)	(2.40)	(2.04)	(2.20) [6]
Portfolio turnover (%)	73	169	485	403	396	375

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%%, respectively, of the fund’s average daily net assets.
96	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.00	$12.04	$10.60	$10.93	$10.16	$10.00
Net investment income (loss)[3]	0.01	(0.03)	(0.19)	(0.24)	(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	0.71	(0.10)	1.64	(0.04)	0.99	0.33
Total from investment operations	0.72	(0.13)	1.45	(0.28)	0.77	0.16
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—	—
Net asset value, end of period	$11.37	$11.00	$12.04	$10.60	$10.93	$10.16
Total return (%)[4]	6.69 [5]	(1.19)	13.64	(2.54)	7.58	1.60 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$30	$9	$5	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59 [7]	1.60 [8]	3.45 [9]	4.04 [9]	5.99 [9]	22.57 [7,9]
Expenses including reductions	1.58 [7]	1.60 [8]	3.44 [9]	4.01 [9]	3.03 [9]	2.84 [7,9]
Net investment income (loss)	0.23 [7]	(0.23)	(1.57)	(2.34)	(2.05)	(1.90) [7]
Portfolio turnover (%)	73	169	485	403	396	375

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[9]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%%, respectively, of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	97

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.00	$12.04	$10.60	$10.93	$10.16	$10.00
Net investment income (loss)[3]	0.01	(0.03)	(0.17)	(0.24)	(0.20)	(0.17)
Net realized and unrealized gain (loss) on investments	0.71	(0.10)	1.62	(0.04)	0.97	0.33
Total from investment operations	0.72	(0.13)	1.45	(0.28)	0.77	0.16
Less distributions
From net realized gain	(0.35)	(0.91)	(0.01)	(0.05)	—	—
Net asset value, end of period	$11.37	$11.00	$12.04	$10.60	$10.93	$10.16
Total return (%)[4]	6.78 [5]	(1.19)	13.64	(2.54)	7.58	1.60 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$130	$130	$152	$185	$230	$196
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57 [6]	1.59 [7]	3.44 [8]	3.78 [8]	2.99 [8]	2.87 [6,8]
Expenses including reductions	1.57 [6]	1.58 [7]	3.43 [8]	3.77 [8]	2.99 [8]	2.85 [6,8]
Net investment income (loss)	0.24 [6]	(0.23)	(1.54)	(2.30)	(1.82)	(1.91) [6]
Portfolio turnover (%)	73	169	485	403	396	375

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-20-13 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17, 10-31-16, 10-31-15 and 10-31-14, which were equivalent to a net annual effective rate of 1.84%, 2.16%, 1.34% and 1.11%%, respectively, of the fund’s average daily net assets.
98	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

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In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$31,040,423	$14,113,048	$16,927,375	—
Consumer discretionary	32,162,266	28,376,423	3,785,843	—
Consumer staples	4,280,357	4,280,357	—	—
Energy	11,706,660	11,706,660	—	—
Financials	95,275,424	62,419,733	32,855,691	—
Health care	112,088,987	73,523,224	38,553,363	$12,400
Industrials	42,623,392	18,015,742	24,607,650	—

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	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Information technology	51,716,527	$50,762,523	$954,004	—
Materials	12,278,349	6,806,698	5,471,651	—
Real estate	14,106,046	10,145,938	3,960,108	—
Utilities	9,304,017	2,702,428	6,601,589	—
Preferred securities	4,158,355	—	4,158,355	—
Corporate bonds	8,439,524	—	8,439,524	—
Warrants	68,291	68,291	—	—
Purchased options	1,945,216	1,038,948	906,268	—
Short-term investments	233,893,547	15,560,998	218,332,549	—
Total investments in securities	$665,087,381	$299,521,011	$365,553,970	$12,400
Derivatives:
Assets
Forward foreign currency contracts	$233,057	—	$233,057	—
Swap contracts	15,933,446	—	15,933,446	—
Liabilities
Forward foreign currency contracts	(323,556)	—	(323,556)	—
Written options	(153,044)	$(119,092)	(33,952)	—
Swap contracts	(13,560,741)	—	(13,560,741)	—

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund's investments or in a schedule to the Fund's investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In

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those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,527.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as

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distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the

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credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2019, the fund used futures contracts to manage against anticipated interest rate changes and anticipated changes in securities markets. The fund held futures contracts with notional values ranging up to $11.3 million, as measured at each quarter end. There were no open futures contracts as of April 30, 2019.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an

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unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $83.3 million to $103.9 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

An interest rate swaption is an option to enter into an interest rate swap.

During the six months ended April 30, 2019, the fund used purchased options contracts to manage against anticipated currency exchange rates and changes in securities markets, to gain exposure to foreign currency and to certain securities markets, to manage against anticipated interest rate changes, and to manage duration of the fund. The fund held purchased options contracts with market values ranging from $1.9 million to $3.2 million, as measured at each quarter end.

During the six months ended April 30, 2019, the fund wrote option contracts to manage against anticipated currency exchange rates and changes in securities markets, to gain exposure to foreign currency and to certain securities markets, and to manage duration of the fund. The fund held written options contracts with market values ranging from $153,000 to $442,000, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC

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market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended April 30, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $10.9 million to $11.8 million, as measured at each quarter end.

Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the six months ended April 30, 2019, the fund used total return swaps to manage equity exposure. The fund held total return swaps with total USD notional amounts ranging from $842.7 million to $947.5 million, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$233,057	($323,556)
Equity	Unaffiliated investments, at value*	Purchased options	1,694,960	—
Foreign currency	Unaffiliated investments, at value*	Purchased options	250,256	—
Equity	Written options, at value	Written options	—	(133,204)
Foreign currency	Written options, at value	Written options	—	(19,840)
Credit	Swap contracts, at value	Credit default swaps	—	(360,254)
Equity	Swap contracts, at value	Total return swaps	15,933,446	(13,200,487)
Total			$18,111,719	($14,037,341)
* Purchased options are included in Fund's investments.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

OTC Financial Instruments	Asset	Liability
Foreign forward currency contracts	$233,057	($323,556)
Purchased options	906,268	—
Swaps	15,933,446	(13,560,741)
Written options	—	(33,952)
Totals	$17,072,771	($13,918,249)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
BNP Paribas SA	($25,246)	—	—	($25,246)
Deutsche Bank AG	3,031,494	—	$63,610,420	66,641,914
Goldman Sachs International	941,735	$1,443,000	501,265	—
HSBC Bank USA, N.A.	(1,976)	—	—	(1,976)
JPMorgan Chase Bank, N.A.	(1,262,361)	600,000	1,862,361	—
Morgan Stanley	470,876	1,650,000	1,179,124	—
Totals	$3,154,522	$3,693,000	$67,153,170	$66,614,692

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	($169,918)	($169,918)
Equity	($2,844,705)	($127,584)	—	$485,168	27,406,977	24,919,856
Foreign currency	70,137	—	($18,776)	—	—	51,361
Interest rate	18,040	86,515	—	(84,386)	(18,062,928)	(18,042,759)
Total	($2,756,528)	($41,069)	($18,776)	$400,782	$9,174,131	$6,758,540
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	$79,143	$79,143
Equity	($1,511,753)	$48,470	—	$182,706	2,592,830	$1,312,253
Foreign currency	(56,084)	—	($620,161)	19,940	—	($656,305)
Interest rate	(68,278)	—	—	—	(21,326)	(89,604)
Total	($1,636,115)	$48,470	($620,161)	$202,646	$2,650,647	$645,487
.
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.500% of the first $250 million of the fund's average daily net assets and (b) 1.450% of the fund's average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above for the six months ended April 30, 2019 amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$528	Class R6	$1,016
Class C	267	Class NAV	4,693
Class I	19,439	Total	$25,943

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 1.46% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       109

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $16,839 for the six months ended April 30, 2019. Of this amount, $2,676 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $14,163 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $2 and $244 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$21,607	$8,089
Class C	36,565	4,106
Class I	—	340,312
Class R6	—	1,905
Total	$58,172	$354,412

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       110

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	422,714	$4,540,716	1,592,236	$18,155,085
Distributions reinvested	36,135	370,741	79,895	874,846
Repurchased	(943,394)	(9,923,463)	(1,824,016)	(20,460,278)
Net decrease	(484,545)	$(5,012,006)	(151,885)	$(1,430,347)
Class C shares
Sold	25,433	$262,118	309,811	$3,425,287
Distributions reinvested	24,067	239,230	51,485	550,372
Repurchased	(390,364)	(4,026,147)	(475,419)	(5,175,098)
Net decrease	(340,864)	$(3,524,799)	(114,123)	$(1,199,439)
Class I shares
Sold	11,495,157	$123,516,956	24,365,643	$279,441,651
Distributions reinvested	1,546,541	16,145,884	2,976,924	33,073,629
Repurchased	(16,646,741)	(178,933,490)	(13,405,250)	(152,266,888)
Net increase (decrease)	(3,605,043)	$(39,270,650)	13,937,317	$160,248,392
Class R6 shares
Sold	45,990	$501,307	2,384,094	$27,451,408
Distributions reinvested	76,177	802,145	65,091	727,719
Repurchased	(351,926)	(3,936,541)	(445,306)	(5,179,894)
Net increase (decrease)	(229,759)	$(2,633,089)	2,003,879	$22,999,233
Class NAV shares
Sold	646,574	$6,875,787	260,084	$3,001,360
Distributions reinvested	386,495	4,069,796	1,019,409	11,396,993
Repurchased	(1,363,135)	(14,778,726)	(2,083,425)	(24,133,802)
Net decrease	(330,066)	$(3,833,143)	(803,932)	$(9,735,449)
Total net increase (decrease)	(4,990,277)	$(54,273,687)	14,871,256	$170,882,390

Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $322,041,637 and $389,537,549, respectively, for the six months ended April 30, 2019.

Note 8 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       111

to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex held 18.0% of the fund's net assets. John Hancock Funds II Alternative Asset Allocation Fund had an affiliate ownership of 5% or more at 6.9% of the fund's net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       112

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

Nicholas C. Adams[1]
Steven C. Angeli, CFA
John F. Averill, CFA
Jennifer N. Berg, CFA
Robert L. Deresiewicz
Ann C. Gallo
Bruce L. Glazer
Andrew R. Heiskell
Jean M. Hynes, CFA
Mark T. Lynch[1]
Keith E. White

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

[1] Effective June 30, 2019, Nicholas C. Adams and Mark T. Lynch will no longer serve on the fund's investment management team.

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK SEAPORT LONG/SHORT FUND       113

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF838008	437SA 4/19 6/19

John Hancock

Disciplined Value International Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; developed country stock markets lost ground as fears of slowing economic growth, the potential consequences of mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those concerns were quelled as favorable earnings reports and early signs of progress with the China trade dispute sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the U.S. Federal Reserve.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
24	Notes to financial statements
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market-capitalization-weighted index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

1	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund's institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

SECTOR COMPOSITION AS OF 4/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       3

TOP 10 HOLDINGS AS OF 4/30/19 (%)

TOTAL SA	3.2
GlaxoSmithKline PLC	2.9
Imperial Brands PLC	2.6
Unilever PLC	2.6
Danone SA	2.6
CRH PLC	2.5
Royal Dutch Shell PLC, A Shares	2.5
Everest Re Group, Ltd.	2.1
Roche Holding AG	2.1
Novartis AG	2.0
TOTAL	25.1
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 4/30/19 (%)

United Kingdom	21.3
Japan	20.2
France	11.5
Switzerland	7.6
United States	6.0
Germany	5.3
Ireland	4.6
Netherlands	4.1
Canada	3.5
Hong Kong	2.4
TOTAL	86.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-13.92	-0.12	5.94	-3.25	-0.60	52.68
Class C2	-10.95	0.28	6.22	0.51	1.39	55.73
Class I2,3	-9.11	1.20	6.89	2.06	6.17	63.08
Class R2[2,3]	-9.54	0.86	6.65	1.90	4.40	60.35
Class R4[2,3]	-9.35	1.09	6.81	1.87	5.54	62.12
Class R6[2,3]	-9.00	1.31	6.97	2.10	6.71	63.91
Class NAV[2,3]	-9.07	1.29	6.96	2.02	6.63	63.78
Index†	-3.22	2.60	7.46	7.45	13.70	69.54

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.31	2.01	1.02	1.41	1.26	0.91	0.90
Net (%)	1.29	1.99	0.98	1.39	1.14	0.88	0.88

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value International Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-30-11	15,573	15,573	16,954
Class I2,3	12-30-11	16,308	16,308	16,954
Class R2[2,3]	12-30-11	16,035	16,035	16,954
Class R4[2,3]	12-30-11	16,212	16,212	16,954
Class R6[2,3]	12-30-11	16,391	16,391	16,954
Class NAV[2,3]	12-30-11	16,378	16,378	16,954

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-30-2011.
2	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund's institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.40	$6.41	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class C	Actual expenses/actual returns	1,000.00	1,015.00	9.89	1.98%
	Hypothetical example	1,000.00	1,015.00	9.89	1.98%
Class I	Actual expenses/actual returns	1,000.00	1,020.60	4.91	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class R2	Actual expenses/actual returns	1,000.00	1,019.00	6.51	1.30%
	Hypothetical example	1,000.00	1,018.30	6.51	1.30%
Class R4	Actual expenses/actual returns	1,000.00	1,018.70	5.66	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Class R6	Actual expenses/actual returns	1,000.00	1,021.00	4.41	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	1,020.20	4.36	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 94.9%		$1,751,916,667
(Cost $1,747,386,217)
Belgium 1.4%		26,567,504
Ageas	341,101	18,025,630
KBC Group NV	115,064	8,541,874
Bermuda 2.1%		39,421,052
Everest Re Group, Ltd.	167,393	39,421,052
Brazil 0.5%		10,169,583
Tim Participacoes SA, ADR	686,670	10,169,583
Canada 3.5%		64,675,055
Barrick Gold Corp.	1,231,110	15,649,626
Canadian Natural Resources, Ltd.	840,007	25,218,393
Nutrien, Ltd. (A)	246,380	13,348,868
The Stars Group, Inc. (B)	554,225	10,458,168
Denmark 2.1%		39,648,377
A.P. Moller - Maersk A/S, Series B	11,387	14,678,915
FL Smidth & Co. A/S	21,223	1,064,928
Novo Nordisk A/S, B Shares	487,902	23,904,534
France 11.5%		211,523,922
Capgemini SE	283,506	34,404,662
Cie Generale des Etablissements Michelin SCA	92,701	11,987,214
Danone SA	594,464	48,078,791
Kering SA	24,240	14,344,126
Schneider Electric SE	119,643	10,123,966
Teleperformance	48,629	9,348,471
TOTAL SA	1,068,960	59,424,297
Vinci SA (A)	235,775	23,812,395
Germany 4.9%		90,447,583
Allianz SE	135,899	32,848,706
Henkel AG & Company KGaA	329,444	31,415,404
Muenchener Rueckversicherungs-Gesellschaft AG	63,500	15,802,219
Siemens AG	86,581	10,381,254
Hong Kong 2.4%		44,309,671
CK Hutchison Holdings, Ltd.	3,185,912	33,496,390
Melco Resorts & Entertainment, Ltd., ADR	430,808	10,813,281
Hungary 1.2%		22,755,042
OTP Bank Nyrt	511,683	22,755,042
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	9

	Shares	Value
Ireland 4.6%		$84,148,899
AIB Group PLC	3,549,879	16,492,278
Bank of Ireland Group PLC	3,239,260	20,707,012
CRH PLC	1,398,530	46,949,609
Italy 0.4%		6,511,805
Prysmian SpA	337,251	6,511,805
Japan 20.2%		373,678,942
Asahi Group Holdings, Ltd.	478,300	20,855,447
Daiwa House Industry Company, Ltd.	440,800	12,355,402
Haseko Corp.	1,754,900	21,223,703
Hitachi, Ltd.	460,500	15,315,413
Kamigumi Company, Ltd.	332,100	7,933,410
Kinden Corp.	762,800	12,255,962
Matsumotokiyoshi Holdings Company, Ltd.	453,400	15,012,392
Mitsubishi Corp.	312,700	8,614,158
Mitsui & Company, Ltd.	529,000	8,556,356
Nippon Telegraph & Telephone Corp.	538,100	22,389,477
Qol Holdings Company, Ltd.	590,000	8,963,063
Resona Holdings, Inc.	2,277,400	9,667,834
Sanwa Holdings Corp.	1,279,200	15,407,050
Seven & i Holdings Company, Ltd.	738,300	25,550,563
Shionogi & Company, Ltd.	348,600	20,362,773
Sony Corp.	587,100	29,571,111
Sumitomo Mitsui Financial Group, Inc.	981,200	35,662,893
Taiheiyo Cement Corp.	277,300	8,942,593
Tokio Marine Holdings, Inc.	702,800	35,607,554
Tokuyama Corp.	339,500	8,434,893
Toshiba Corp.	459,300	15,304,576
Zenkoku Hosho Company, Ltd.	446,900	15,692,319
Luxembourg 0.3%		5,098,640
Tenaris SA, ADR	183,801	5,098,640
Malta 0.0%		0
BGP Holdings PLC (B)(C)	2,714,128	0
Mexico 0.5%		9,321,799
Cemex SAB de CV, ADR (B)	2,026,478	9,321,799
Netherlands 4.1%		75,600,425
ING Groep NV	1,322,356	16,873,297
Koninklijke KPN NV	4,190,882	12,880,063
Royal Dutch Shell PLC, A Shares	1,438,952	45,847,065
Norway 1.0%		17,782,281
DNB ASA (A)	924,754	17,782,281
10	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland 0.4%		$7,327,504
Bank Polska Kasa Opieki SA	245,510	7,327,504
South Korea 2.0%		36,736,820
Hana Financial Group, Inc.	242,532	7,649,637
KB Financial Group, Inc.	234,125	9,244,512
KT Corp., ADR	752,588	9,053,634
Samsung Electronics Company, Ltd.	274,410	10,789,037
Spain 0.4%		7,820,679
Ferrovial SA	317,145	7,820,679
Sweden 0.4%		6,914,048
Loomis AB, B Shares	186,880	6,914,048
Switzerland 7.6%		139,584,118
Glencore PLC (B)	5,271,176	20,913,695
Novartis AG	457,454	37,483,811
Roche Holding AG	149,261	39,384,498
STMicroelectronics NV	588,225	10,802,588
Swiss Re AG (A)	321,980	30,999,526
United Kingdom 21.3%		393,965,507
Aviva PLC	4,443,589	24,955,761
British American Tobacco PLC	343,908	13,463,627
Cairn Energy PLC (B)	3,642,373	8,126,409
Cineworld Group PLC	4,587,625	19,037,276
Coca-Cola European Partners PLC (New York Stock Exchange)	331,293	17,753,992
GlaxoSmithKline PLC	2,580,930	53,020,604
HSBC Holdings PLC	3,137,907	27,340,473
Hunting PLC	992,747	7,629,512
Imperial Brands PLC	1,535,216	48,847,774
Inchcape PLC	1,507,572	12,103,407
Lloyds Banking Group PLC	24,845,056	20,319,158
Nomad Foods, Ltd. (B)	1,136,737	23,644,130
Persimmon PLC	773,854	22,606,477
Rio Tinto PLC	185,318	10,811,280
Tesco PLC	4,903,207	15,997,399
Tullow Oil PLC	4,634,304	13,588,343
Unilever PLC	797,412	48,335,190
Vodafone Group PLC	3,442,118	6,384,695
United States 2.1%		37,907,411
Air Lease Corp.	188,422	7,265,552
GrafTech International, Ltd.	992,344	11,362,339

The Mosaic Company	738,396	19,279,520
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	11

	Shares	Value

Preferred securities 1.2%		$22,632,645
(Cost $22,136,702)
Brazil 0.8%		14,303,427
Petroleo Brasileiro SA	2,068,800	14,303,427
Germany 0.4%		8,329,218
Volkswagen AG	47,704	8,329,218

	Yield (%)	Shares	Value
Securities lending collateral 1.6%			$29,902,475
(Cost $29,902,229)
John Hancock Collateral Trust (D)	2.5189(E)	2,988,096	29,902,475
Short-term investments 2.7%			$50,368,024
(Cost $50,368,024)
Money market funds 2.7%			50,368,024
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3673(E)	50,368,024	50,368,024

Total investments (Cost $1,849,793,172) 100.4%	$1,854,819,811
Other assets and liabilities, net (0.4%)	(8,211,109)
Total net assets 100.0%	$1,846,608,702

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-19.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $1,856,015,877. Net unrealized depreciation aggregated to $1,196,066, of which $58,959,456 related to gross unrealized appreciation and $60,155,522 related to gross unrealized depreciation.
12	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,819,890,943) including $28,534,291 of securities loaned	$1,824,917,336
Affiliated investments, at value (Cost $29,902,229)	29,902,475
Total investments, at value (Cost $1,849,793,172)	1,854,819,811
Cash	65,961
Dividends and interest receivable	12,475,315
Receivable for fund shares sold	1,068,074
Receivable for investments sold	28,681,701
Other assets	154,718
Total assets	1,897,265,580
Liabilities
Foreign currency overdraft, at value (cost $78,156)	78,219
Payable for investments purchased	19,074,146
Payable for fund shares repurchased	1,206,698
Payable upon return of securities loaned	29,902,973
Payable to affiliates
Investment management fees	12,098
Accounting and legal services fees	105,246
Transfer agent fees	29,404
Distribution and service fees	282
Trustees' fees	787
Other liabilities and accrued expenses	247,025
Total liabilities	50,656,878
Net assets	$1,846,608,702
Net assets consist of
Paid-in capital	$2,180,666,818
Total distributable earnings (loss)	(334,058,116)
Net assets	$1,846,608,702

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	13

STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($126,014,224 ÷ 10,370,244 shares)[1]	$12.15
Class C ($13,599,502 ÷ 1,120,047 shares)[1]	$12.14
Class I ($137,080,544 ÷ 11,270,345 shares)	$12.16
Class R2 ($1,546,331 ÷ 127,056 shares)	$12.17
Class R4 ($77,573 ÷ 6,382 shares)	$12.15
Class R6 ($221,884,424 ÷ 18,249,492 shares)	$12.16
Class NAV ($1,346,406,104 ÷ 110,778,423 shares)	$12.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$30,049,203
Interest	639,492
Securities lending	167,522
Less foreign taxes withheld	(2,361,359)
Total investment income	28,494,858
Expenses
Investment management fees	6,061,253
Distribution and service fees	255,921
Accounting and legal services fees	173,791
Transfer agent fees	213,788
Trustees' fees	12,064
Custodian fees	148,152
State registration fees	71,401
Printing and postage	42,239
Professional fees	50,364
Other	51,176
Total expenses	7,080,149
Less expense reductions	(76,847)
Net expenses	7,003,302
Net investment income	21,491,556
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(94,667,355)
Affiliated investments	3,846
(94,663,509)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	93,603,185
Affiliated investments	246
93,603,431
Net realized and unrealized loss	(1,060,078)
Increase in net assets from operations	$20,431,478

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$21,491,556	$17,900,001
Net realized gain (loss)	(94,663,509)	45,132,301
Change in net unrealized appreciation (depreciation)	93,603,431	(194,638,899)
Increase (decrease) in net assets resulting from operations	20,431,478	(131,606,597)
Distributions to shareholders
From net investment income and net realized gain
Class A	(4,574,049)	(3,140,078)
Class C	(410,055)	(309,841)
Class I	(12,087,536)	(9,834,655)
Class R2	(74,865)	(440,186)
Class R4	(5,758)	(7,212)
Class R6	(9,067,346)	(4,129,667)
Class NAV	(33,628,195)	(9,052,300)
Total distributions	(59,847,804)	(26,913,939)
From fund share transactions	428,680,563	626,450,785
Total increase	389,264,237	467,930,249
Net assets
Beginning of period	1,457,344,465	989,414,216
End of period	$1,846,608,702	$1,457,344,465
16	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.42	$14.28	$11.83	$12.04	$12.13	$13.10
Net investment income[4]	0.13	0.20	0.12	0.29 [5]	0.01	0.13
Net realized and unrealized gain (loss) on investments	0.06	(1.71)	2.47	(0.39)	(0.10)	(0.38)
Total from investment operations	0.19	(1.51)	2.59	(0.10)	(0.09)	(0.25)
Less distributions
From net investment income	(0.14)	(0.11)	(0.14)	(0.11)	—	(0.10)
From net realized gain	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.46)	(0.35)	(0.14)	(0.11)	—	(0.72)
Net asset value, end of period	$12.15	$12.42	$14.28	$11.83	$12.04	$12.13
Total return (%)[6,7]	1.84 [8]	(10.87)	22.14	(0.86)	(0.74) [8]	(1.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$126	$124	$129	$36	$33	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29 [9]	1.31	1.36	1.53	1.66 [9]	1.81 [9]
Expenses including reductions	1.28 [9]	1.29	1.34	1.37	1.39 [9]	1.39 [9]
Net investment income	2.20 [9]	1.41	0.97	2.52 [5]	0.74 [9]	1.03 [9]
Portfolio turnover (%)	56	95	84 [10]	63	14	91 [11]

[1]	Six months ended 4-30-19. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class A shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	17

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.35	$14.21	$11.78	$11.98	$12.08	$13.10
Net investment income[4]	0.09	0.10	0.04	0.20 [5]	— [6]	0.08
Net realized and unrealized gain (loss) on investments	0.06	(1.71)	2.45	(0.38)	(0.10)	(0.40)
Total from investment operations	0.15	(1.61)	2.49	(0.18)	(0.10)	(0.32)
Less distributions
From net investment income	(0.04)	(0.01)	(0.06)	(0.02)	—	(0.08)
From net realized gain	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.36)	(0.25)	(0.06)	(0.02)	—	(0.70)
Net asset value, end of period	$12.14	$12.35	$14.21	$11.78	$11.98	$12.08
Total return (%)[7,8]	1.50 [9]	(11.52)	21.22	(1.42)	(0.83) [9]	(2.33) [9]
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$14	$18	$7	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99 [10]	2.01	2.06	2.23	2.36 [10]	2.64 [10]
Expenses including reductions	1.98 [10]	1.99	2.04	2.08	2.08 [10]	2.08 [10]
Net investment income	1.46 [10]	0.71	0.32	1.71 [5]	0.02 [10]	0.60 [10]
Portfolio turnover (%)	56	95	84 [11]	63	14	91 [12]

[1]	Six months ended 4-30-19. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class C shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Less than $0.005 per share.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Does not reflect the effect of sales charges, if any.
[9]	Not annualized.
[10]	Annualized.
[11]	Excludes merger activity.
[12]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.45	$14.32	$11.87	$12.07	$12.16	$13.10
Net investment income[4]	0.12	0.24	0.18	0.25 [5]	0.02	0.19
Net realized and unrealized gain (loss) on investments	0.09	(1.72)	2.44	(0.30)	(0.11)	(0.40)
Total from investment operations	0.21	(1.48)	2.62	(0.05)	(0.09)	(0.21)
Less distributions
From net investment income	(0.18)	(0.15)	(0.17)	(0.15)	—	(0.11)
From net realized gain	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.50)	(0.39)	(0.17)	(0.15)	—	(0.73)
Net asset value, end of period	$12.16	$12.45	$14.32	$11.87	$12.07	$12.16
Total return (%)[6]	2.06 [7]	(10.65)	22.45	(0.45)	(0.74) [7]	(1.43) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$137	$303	$357	$201	$36	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [8]	1.02	1.05	1.21	1.35 [8]	1.49 [8]
Expenses including reductions	0.98 [8]	0.98	1.03	1.08	1.07 [8]	1.08 [8]
Net investment income	2.06 [8]	1.75	1.38	2.13 [5]	1.00 [8]	1.64 [8]
Portfolio turnover (%)	56	95	84 [9]	63	14	91 [10]

[1]	Six months ended 4-30-19. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class I shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	19

CLASS R2 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.42	$14.29	$11.85	$12.05	$12.14	$13.10
Net investment income[4]	0.12	0.20	0.12	0.30 [5]	0.01	0.16
Net realized and unrealized gain (loss) on investments	0.08	(1.73)	2.45	(0.40)	(0.10)	(0.40)
Total from investment operations	0.20	(1.53)	2.57	(0.10)	(0.09)	(0.24)
Less distributions
From net investment income	(0.13)	(0.10)	(0.13)	(0.10)	—	(0.10)
From net realized gain	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.45)	(0.34)	(0.13)	(0.10)	—	(0.72)
Net asset value, end of period	$12.17	$12.42	$14.29	$11.85	$12.05	$12.14
Total return (%)[6]	1.90 [7]	(11.01)	21.92	(0.87)	(0.74) [7]	(1.68) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$18	$8	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31 [9]	1.41	1.43	1.61	1.61 [9]	4.32 [9]
Expenses including reductions	1.30 [9]	1.39	1.42	1.61	1.30 [9]	1.31 [9]
Net investment income	1.99 [9]	1.39	0.94	2.57 [5]	0.73 [9]	1.33 [9]
Portfolio turnover (%)	56	95	84 [10]	63	14	91 [11]

[1]	Six months ended 4-30-19. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class R2 shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.44	$14.30	$11.86	$12.06	$12.15	$13.10
Net investment income[4]	0.10	0.20	0.16	0.33 [5]	0.02	0.14
Net realized and unrealized gain (loss) on investments	0.09	(1.69)	2.45	(0.40)	(0.11)	(0.36)
Total from investment operations	0.19	(1.49)	2.61	(0.07)	(0.09)	(0.22)
Less distributions
From net investment income	(0.16)	(0.13)	(0.17)	(0.13)	—	(0.11)
From net realized gain	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.48)	(0.37)	(0.17)	(0.13)	—	(0.73)
Net asset value, end of period	$12.15	$12.44	$14.30	$11.86	$12.06	$12.15
Total return (%)[6]	1.87 [7]	(10.70)	22.30	(0.57)	(0.74) [7]	(1.53) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24 [9]	1.25	1.26	1.37	1.51 [9]	5.28 [9]
Expenses including reductions	1.13 [9]	1.13	1.14	1.37	1.51 [9]	1.17 [9]
Net investment income	1.64 [9]	1.42	1.22	2.84 [5]	0.97 [9]	1.20 [9]
Portfolio turnover (%)	56	95	84 [10]	63	14	91 [11]

[1]	Six months ended 4-30-19. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class R4 shares is 9-29-14.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	21

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.46	$14.32	$11.87	$12.08	$12.16	$13.54
Net investment income[4]	0.15	0.26	0.18	0.34 [5]	0.02	0.27
Net realized and unrealized gain (loss) on investments	0.07	(1.71)	2.46	(0.39)	(0.10)	(0.91)
Total from investment operations	0.22	(1.45)	2.64	(0.05)	(0.08)	(0.64)
Less distributions
From net investment income	(0.20)	(0.17)	(0.19)	(0.16)	—	(0.12)
From net realized gain	(0.32)	(0.24)	—	—	—	(0.62)
Total distributions	(0.52)	(0.41)	(0.19)	(0.16)	—	(0.74)
Net asset value, end of period	$12.16	$12.46	$14.32	$11.87	$12.08	$12.16
Total return (%)[6]	2.10 [7]	(10.50)	22.59	(0.41)	(0.66) [7]	(4.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$222	$219	$140	$46	$74	$73
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [8]	0.92	0.95	1.12	1.24 [8]	1.38
Expenses including reductions	0.88 [8]	0.88	0.92	0.95	0.95 [8]	0.95
Net investment income	2.61 [8]	1.90	1.41	2.92 [5]	1.15 [8]	2.12
Portfolio turnover (%)	56	95	84 [9]	63	14	91

[1]	Six months ended 4-30-19. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	After the close of business on 9-26-14, holders of Institutional Class shares of the former Robeco Boston Partners International Equity Fund (the Predecessor fund) became owners of an equal number of full and fractional Class R6 shares of the John Hancock Disciplined Value International Fund. These shares were first offered on 9-29-14. Additionally, the accounting and performance history of the Institutional Class shares of the Predecessor fund was redesignated as that of John Hancock Disciplined Value International Fund Class R6.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
22	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]	8-31-15 [3]
Per share operating performance
Net asset value, beginning of period	$12.46	$14.32	$11.87	$12.07	$12.16	$12.98
Net investment income[4]	0.19	0.23	0.17	0.34 [5]	0.02	0.11
Net realized and unrealized gain (loss) on investments	0.02	(1.69)	2.47	(0.38)	(0.11)	(0.93)
Total from investment operations	0.21	(1.46)	2.64	(0.04)	(0.09)	(0.82)
Less distributions
From net investment income	(0.20)	(0.16)	(0.19)	(0.16)	—	—
From net realized gain	(0.32)	(0.24)	—	—	—	—
Total distributions	(0.52)	(0.40)	(0.19)	(0.16)	—	—
Net asset value, end of period	$12.15	$12.46	$14.32	$11.87	$12.07	$12.16
Total return (%)[6]	2.02 [7]	(10.43)	22.50	(0.33)	(0.74) [7]	(6.32) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,346	$794	$327	$91	$92	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [8]	0.90	0.94	1.10	1.22 [8]	1.35 [8]
Expenses including reductions	0.87 [8]	0.88	0.92	0.95	0.95 [8]	0.95 [8]
Net investment income	3.18 [8]	1.71	1.34	2.90 [5]	1.15 [8]	2.29 [8]
Portfolio turnover (%)	56	95	84 [9]	63	14	91 [10]

[1]	Six months ended 4-30-19. Unaudited.
[2]	For the two-month period ended 10-31-15. The fund changed its fiscal year end from August 31 to October 31.
[3]	The inception date for Class NAV shares is 4-13-15.
[4]	Based on average daily shares outstanding.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently outstanding by the fund are detailed in the Statements of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       24

Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$26,567,504	—	$26,567,504	—
Bermuda	39,421,052	$39,421,052	—	—
Brazil	10,169,583	10,169,583	—	—
Canada	64,675,055	64,675,055	—	—
Denmark	39,648,377	—	39,648,377	—
France	211,523,922	—	211,523,922	—
Germany	90,447,583	—	90,447,583	—
Hong Kong	44,309,671	10,813,281	33,496,390	—
Hungary	22,755,042	—	22,755,042	—
Ireland	84,148,899	—	84,148,899	—
Italy	6,511,805	—	6,511,805	—
Japan	373,678,942	—	373,678,942	—
Luxembourg	5,098,640	5,098,640	—	—
Malta	—	—	—	—
Mexico	9,321,799	9,321,799	—	—
Netherlands	75,600,425	—	75,600,425	—
Norway	17,782,281	—	17,782,281	—

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       25

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Poland	7,327,504	—	$7,327,504	—
South Korea	36,736,820	$9,053,634	27,683,186	—
Spain	7,820,679	—	7,820,679	—
Sweden	6,914,048	—	6,914,048	—
Switzerland	139,584,118	—	139,584,118	—
United Kingdom	393,965,507	41,398,122	352,567,385	—
United States	37,907,411	37,907,411	—	—
Preferred securities
Brazil	14,303,427	14,303,427	—	—
Germany	8,329,218	—	8,329,218	—
Securities lending collateral	29,902,475	29,902,475	—	—
Short-term investments	50,368,024	50,368,024	—	—
Total investments in securities	$1,854,819,811	$322,432,503	$1,532,387,308	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       26

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2019, the fund loaned securities valued at $28,534,291 and received $29,902,973 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,880.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       27

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2018, the fund has a short-term capital loss carryforward of $132,784,073 and a long-term capital loss carryforward of $123,536,984 available to offset future net realized capital gains. These carryforwards do not expire.

The utilization of the loss carryforwards, which were acquired in a merger, are limited to $2,610,689 each fiscal year due to IRC Section 382 Limitation. Any unused portion of this limitation will carryforward to the following fiscal year.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, expiration of capital loss carryforwards, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of the fund's aggregate average daily net assets (b) 0.800% of the next $1 billion of the fund's aggregate average daily net assets (c) 0.775% of the next $1 billion of the fund's aggregate average daily net assets (d) 0.750% of the next $500 million of the fund's aggregate average daily net assets and (e) 0.725% of the aggregate average

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       28

daily net assets in excess of $3 billion. Aggregate net assets include the net assets of the fund and John Hancock Global Disciplined Value (ex U.S.) Fund, a sub-fund of John Hancock Worldwide Investors, PLC. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average daily net assets on an annualized basis. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average daily net assets excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense limitation expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class's average daily net assets. This expense limitation excludes taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. This waiver expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2019, these expense reductions described above amounted to the following:

Class	Expense reduction	Expense reduction	Class
Class A	$4,919	Class R4	$5
Class C	558	Class R6	13,235
Class I	24,603	Class NAV	33,386
Class R2	83	Total	$76,789

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.80% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       29

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $58 for Class R4 shares for the six months ended April 30, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $97,629 for the six months ended April 30, 2019. Of this amount, $16,626 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $80,738 was paid as sales commissions to broker-dealers and $265 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $9,345, $340 and $15,210 for Class A, B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$183,255	$68,656
Class C	68,421	7,691
Class I	—	122,696
Class R2	4,044	131

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       30

Class	Distribution and service fees	Transfer agent fees
Class R4	$201	$8
Class R6	—	14,606
Total	$255,921	$213,788

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$12,120,887	5	2.350%	($3,956)
Lender	$18,131,997	3	2.309%	$3,489

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,364,462	$16,007,807	3,000,940	$41,741,042
Distributions reinvested	401,952	4,534,023	221,496	3,103,155
Repurchased	(1,395,306)	(16,520,945)	(2,280,735)	(31,597,329)
Net increase	371,108	$4,020,885	941,701	$13,246,868
Class C shares
Sold	169,314	$1,917,246	299,357	$4,228,071
Distributions reinvested	35,948	406,213	21,895	306,967
Repurchased	(247,678)	(2,916,337)	(444,500)	(6,234,870)
Net decrease	(42,416)	$(592,878)	(123,248)	$(1,699,832)
Class I shares
Sold	2,223,086	$26,445,521	7,927,849	$111,900,280
Distributions reinvested	1,071,192	12,072,330	700,142	9,808,991
Repurchased	(16,383,675)	(184,983,514)	(9,176,632)	(125,344,061)
Net decrease	(13,089,397)	$(146,465,663)	(548,641)	$(3,634,790)

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       31

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	14,634	$171,501	431,387	$6,084,914
Distributions reinvested	3,904	44,075	28,427	399,122
Repurchased	(100,738)	(1,213,976)	(1,500,820)	(20,305,765)
Net decrease	(82,200)	$(998,400)	(1,041,006)	$(13,821,729)
Class R4 shares
Sold	631	$7,497	14,401	$201,237
Distributions reinvested	510	5,758	422	5,917
Repurchased	(9,147)	(107,094)	(19,109)	(269,958)
Net decrease	(8,006)	$(93,839)	(4,286)	$(62,804)
Class R6 shares
Sold	2,974,632	$35,385,629	10,908,926	$151,969,737
Distributions reinvested	804,540	9,067,165	294,756	4,129,528
Repurchased	(3,088,451)	(36,802,576)	(3,452,633)	(47,943,932)
Net increase	690,721	$7,650,218	7,751,049	$108,155,333
Class NAV shares
Sold	47,571,781	$572,767,445	42,411,981	$545,565,815
Distributions reinvested	2,986,518	33,628,195	646,593	9,052,299
Repurchased	(3,512,075)	(41,235,400)	(2,145,216)	(30,350,375)
Net increase	47,046,224	$565,160,240	40,913,358	$524,267,739
Total net increase	34,886,034	$428,680,563	47,888,927	$626,450,785

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments in kind activity, merger activity, amounted to $1,214,105,985 and $825,930,719, respectively, for the six months ended April 30, 2019.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex held 66.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	26.5%
JHF II Multimanager Lifestyle Balanced Portfolio	18.3%
JHF II Multimanager Lifestyle Aggressive Portfolio	11.3%

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       32

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	29,194,519	(26,206,423)	2,988,096	—	—	$3,846	$246	$29,902,475
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       33

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Managers

Joseph F. Feeney, Jr., CFA
Christopher K. Hart, CFA
Joshua M. Jones, CFA
Joshua C. White, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND       34

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837934	455SA 4/19 6/19

John Hancock

Value Equity Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Value Equity Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation over the long term.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

JPMorgan Chase & Co.	2.1
Comcast Corp., Class A	2.0
Air Products & Chemicals, Inc.	1.9
American Express Company	1.9
Marvell Technology Group, Ltd.	1.9
Broadcom, Inc.	1.9
Hess Corp.	1.9
Willis Towers Watson PLC	1.8
UnitedHealth Group, Inc.	1.8
Microsoft Corp.	1.8
TOTAL	19.0
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       3

COUNTRY COMPOSITION AS OF 4/30/19 (%)

United States	89.7
United Kingdom	6.4
Ireland	1.5
Canada	1.0
France	1.0
Switzerland	0.4
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	0.85	5.81	2.39	31.46
Class C	4.53	6.20	6.41	33.86
Class I2	6.48	7.26	7.92	40.42
Class R6[2]	6.62	7.43	7.97	41.53
Class NAV[2]	6.63	7.43	7.98	41.54
Index†	9.06	7.64	7.90	42.89

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.26	1.96	0.97	0.86	0.85
Net (%)	1.11	1.81	0.82	0.71	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Value Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-26-14	13,386	13,386	14,289
Class I2	6-26-14	14,042	14,042	14,289
Class R6[2]	6-26-14	14,153	14,153	14,289
Class NAV[2]	6-26-14	14,154	14,154	14,289

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-26-14.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK VALUE EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,077.70	$5.72	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class C	Actual expenses/actual returns	1,000.00	1,074.10	9.31	1.81%
	Hypothetical example	1,000.00	1,015.80	9.05	1.81%
Class I	Actual expenses/actual returns	1,000.00	1,079.20	4.28	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class R6	Actual expenses/actual returns	1,000.00	1,079.70	3.66	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Class NAV	Actual expenses/actual returns	1,000.00	1,079.80	3.61	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK VALUE EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 97.3%		$401,964,033
(Cost $323,313,685)
Communication services 2.0%		8,116,604
Media 2.0%
Comcast Corp., Class A	186,460	8,116,604
Consumer discretionary 13.3%		54,773,762
Hotels, restaurants and leisure 5.9%
Aramark	175,836	5,464,983
MGM Resorts International	215,892	5,749,204
Norwegian Cruise Line Holdings, Ltd. (A)	115,857	6,533,176
Royal Caribbean Cruises, Ltd.	55,250	6,681,935
Household durables 1.0%
Lennar Corp., A Shares	77,386	4,026,394
Internet and direct marketing retail 1.6%
eBay, Inc.	163,025	6,317,219
Multiline retail 1.7%
Dollar General Corp.	56,308	7,099,876
Specialty retail 3.1%
Advance Auto Parts, Inc.	35,222	5,858,123
Lowe's Companies, Inc.	62,249	7,042,852
Consumer staples 2.3%		9,619,081
Beverages 1.5%
Coca-Cola European Partners PLC (New York Stock Exchange)	116,828	6,260,813
Tobacco 0.8%
Philip Morris International, Inc.	38,797	3,358,268
Energy 12.8%		52,928,828
Oil, gas and consumable fuels 12.8%
BP PLC, ADR	132,956	5,814,166
Chevron Corp.	47,041	5,647,742
ConocoPhillips	84,648	5,342,982
EOG Resources, Inc.	40,873	3,925,852
Hess Corp.	120,086	7,699,914
Kosmos Energy, Ltd.	641,799	4,293,635
Occidental Petroleum Corp.	57,089	3,361,400
Parsley Energy, Inc., Class A (A)	166,021	3,313,779
Phillips 66	57,545	5,424,767
Valero Energy Corp.	45,476	4,122,854
Vermilion Energy, Inc. (B)	155,780	3,981,737
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK VALUE EQUITY FUND	9

	Shares	Value
Financials 21.2%		$87,459,977
Banks 4.8%
JPMorgan Chase & Co.	74,421	8,636,554
U.S. Bancorp	113,099	6,030,439
Wells Fargo & Company	107,030	5,181,322
Capital markets 4.0%
E*TRADE Financial Corp.	113,967	5,773,568
State Street Corp.	73,269	4,957,381
The Bank of New York Mellon Corp.	120,387	5,978,418
Consumer finance 4.5%
American Express Company	68,001	7,971,757
Navient Corp.	275,805	3,726,126
SLM Corp.	672,632	6,833,941
Diversified financial services 2.7%
Berkshire Hathaway, Inc., Class B (A)	31,305	6,784,107
Jefferies Financial Group, Inc.	214,813	4,418,703
Insurance 4.1%
American International Group, Inc.	71,882	3,419,427
Chubb, Ltd.	13,353	1,938,856
Fidelity National Financial, Inc.	98,837	3,948,538
Willis Towers Watson PLC	40,874	7,534,713
Thrifts and mortgage finance 1.1%
New York Community Bancorp, Inc.	371,980	4,326,127
Health care 9.2%		38,172,052
Health care equipment and supplies 1.5%
Medtronic PLC	67,967	6,036,149
Health care providers and services 4.3%
Anthem, Inc.	27,384	7,202,814
CVS Health Corp.	57,969	3,152,354
UnitedHealth Group, Inc.	32,156	7,494,599
Pharmaceuticals 3.4%
Merck & Company, Inc.	49,097	3,864,425
Pfizer, Inc.	159,846	6,491,346
Sanofi, ADR	89,878	3,930,365
Industrials 12.7%		52,376,301
Aerospace and defense 3.1%
Spirit AeroSystems Holdings, Inc., Class A	67,642	5,878,090
United Technologies Corp.	47,964	6,840,146
Building products 2.1%
Johnson Controls International PLC	129,033	4,838,738
Owens Corning	76,858	3,940,510
10	JOHN HANCOCK VALUE EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Construction and engineering 1.1%
Jacobs Engineering Group, Inc.	58,776	$4,581,001
Industrial conglomerates 1.6%
General Electric Company	657,633	6,688,128
Machinery 2.6%
Stanley Black & Decker, Inc.	45,390	6,654,174
Wabtec Corp. (B)	57,163	4,234,063
Professional services 1.0%
Nielsen Holdings PLC	151,742	3,873,973
Road and rail 1.2%
AMERCO	12,990	4,847,478
Information technology 11.8%		48,686,537
Semiconductors and semiconductor equipment 8.5%
Broadcom, Inc.	24,374	7,760,682
Marvell Technology Group, Ltd.	314,125	7,859,408
Microchip Technology, Inc. (B)	61,068	6,100,083
QUALCOMM, Inc.	79,648	6,860,082
Texas Instruments, Inc.	54,282	6,396,048
Software 3.3%
Microsoft Corp.	57,298	7,483,119
Oracle Corp.	112,545	6,227,115
Materials 5.7%		23,743,211
Chemicals 5.7%
Air Products & Chemicals, Inc.	38,833	7,991,443
Dow, Inc. (A)	32,373	1,836,520
DowDuPont, Inc.	90,537	3,481,148
Linde PLC	38,455	6,931,898
LyondellBasell Industries NV, Class A	39,694	3,502,202
Real estate 2.9%		12,083,660
Equity real estate investment trusts 2.9%
Liberty Property Trust	120,639	5,988,520
MGM Growth Properties LLC, Class A	188,938	6,095,140
Utilities 3.4%		14,004,020
Electric utilities 1.7%
Exelon Corp.	136,789	6,969,400
Multi-utilities 1.7%
Dominion Energy, Inc.	90,338	7,034,620

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK VALUE EQUITY FUND	11

	Yield (%)	Shares	Value
Securities lending collateral 2.3%			$9,558,012
(Cost $9,557,496)
John Hancock Collateral Trust (C)	2.5189(D)	955,113	9,558,012
Short-term investments 3.0%			$12,226,142
(Cost $12,226,142)
Money market funds 3.0%			12,226,142
State Street Institutional Treasury Money Market Fund, Premier Class	2.3344(D)	12,226,142	12,226,142

Total investments (Cost $345,097,323) 102.6%	$423,748,187
Other assets and liabilities, net (2.6%)	(10,701,601)
Total net assets 100.0%	$413,046,586

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $345,372,961. Net unrealized appreciation aggregated to $78,375,226, of which $92,000,352 related to gross unrealized appreciation and $13,625,126 related to gross unrealized depreciation.
12	JOHN HANCOCK VALUE EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $335,539,827) including $9,369,823 of securities loaned	$414,190,175
Affiliated investments, at value (Cost $9,557,496)	9,558,012
Total investments, at value (Cost $345,097,323)	423,748,187
Cash	5,859
Dividends and interest receivable	226,691
Receivable for fund shares sold	828
Receivable for investments sold	149,426
Receivable from affiliates	3,682
Other assets	40,619
Total assets	424,175,292
Liabilities
Payable for fund shares repurchased	1,448,975
Payable upon return of securities loaned	9,558,410
Payable to affiliates
Accounting and legal services fees	34,653
Transfer agent fees	870
Trustees' fees	482
Other liabilities and accrued expenses	85,316
Total liabilities	11,128,706
Net assets	$413,046,586
Net assets consist of
Paid-in capital	$317,121,479
Total distributable earnings (loss)	95,925,107
Net assets	$413,046,586

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,357,304 ÷ 541,478 shares)[1]	$11.74
Class C ($485,553 ÷ 41,473 shares)[1]	$11.71
Class I ($2,170,951 ÷ 184,818 shares)	$11.75
Class R6 ($669,387 ÷ 56,919 shares)	$11.76
Class NAV ($403,363,391 ÷ 34,295,143 shares)	$11.76
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Value Equity Fund	13

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$10,843,586
Interest	119,142
Securities lending	20,653
Less foreign taxes withheld	(36,262)
Total investment income	10,947,119
Expenses
Investment management fees	2,052,053
Distribution and service fees	11,120
Accounting and legal services fees	62,537
Transfer agent fees	4,887
Trustees' fees	5,427
Custodian fees	33,314
State registration fees	35,569
Printing and postage	12,124
Professional fees	25,454
Other	16,539
Total expenses	2,259,024
Less expense reductions	(418,781)
Net expenses	1,840,243
Net investment income	9,106,876
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,751,288
Affiliated investments	6,456
10,757,744
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	20,155,996
Affiliated investments	519
20,156,515
Net realized and unrealized gain	30,914,259
Increase in net assets from operations	$40,021,135

14	JOHN HANCOCK Value Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$9,106,876	$8,531,473
Net realized gain	10,757,744	33,178,086
Change in net unrealized appreciation (depreciation)	20,156,515	(36,936,827)
Increase in net assets resulting from operations	40,021,135	4,772,732
Distributions to shareholders
From net investment income and net realized gain
Class A	(442,200)	(197,051)
Class C	(31,438)	(28,457)
Class I	(149,597)	(87,377)
Class R6	(38,699)	(21,400)
Class NAV	(41,270,230)	(34,298,379)
Total distributions	(41,932,164)	(34,632,664)
From fund share transactions	(135,402,414)	(43,546,007)
Total decrease	(137,313,443)	(73,405,939)
Net assets
Beginning of period	550,360,029	623,765,968
End of period	$413,046,586	$550,360,029
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Value Equity Fund	15

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.80	$12.50	$10.27	$10.33	$10.04	$10.00
Net investment income[3]	0.17	0.12	0.12	0.16	0.08	0.02
Net realized and unrealized gain (loss) on investments	0.64	(0.15)	2.22	(0.05)	0.26	0.02
Total from investment operations	0.81	(0.03)	2.34	0.11	0.34	0.04
Less distributions
From net investment income	(0.14)	(0.14)	(0.11)	(0.10)	(0.05)	—
From net realized gain	(0.73)	(0.53)	—	(0.07)	—	—
Total distributions	(0.87)	(0.67)	(0.11)	(0.17)	(0.05)	—
Net asset value, end of period	$11.74	$11.80	$12.50	$10.27	$10.33	$10.04
Total return (%)[4,5]	7.77 [6]	(0.49)	22.95	1.17	3.36	0.40 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$4	$1	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27 [8]	1.26	1.26	1.30	2.86	12.48 [8]
Expenses including reductions	1.11 [8]	1.11	1.12	1.17	1.42	1.45 [8]
Net investment income	2.21 [8]	0.98	0.99	1.64	0.78	0.54 [8]
Portfolio turnover (%)	13	32	30	27	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK Value Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.72	$12.42	$10.21	$10.27	$10.01	$10.00
Net investment income[3]	0.13	0.03	0.04	0.09	0.01	— [4]
Net realized and unrealized gain (loss) on investments	0.64	(0.15)	2.21	(0.05)	0.26	0.01
Total from investment operations	0.77	(0.12)	2.25	0.04	0.27	0.01
Less distributions
From net investment income	(0.05)	(0.05)	(0.04)	(0.03)	(0.01)	—
From net realized gain	(0.73)	(0.53)	—	(0.07)	—	—
Total distributions	(0.78)	(0.58)	(0.04)	(0.10)	(0.01)	—
Net asset value, end of period	$11.71	$11.72	$12.42	$10.21	$10.27	$10.01
Total return (%)[5,6]	7.41 [7]	(1.17)	22.12	0.45	2.70	0.10 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$1	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97 [9]	1.96	1.96	2.00	5.43	18.19 [9]
Expenses including reductions	1.81 [9]	1.81	1.82	1.88	2.12	2.15 [9]
Net investment income (loss)	1.50 [9]	0.27	0.31	0.92	0.09	(0.03) [9]
Portfolio turnover (%)	13	32	30	27	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Value Equity Fund	17

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.83	$12.53	$10.29	$10.36	$10.04	$10.00
Net investment income[3]	0.19	0.16	0.16	0.22	0.11	0.03
Net realized and unrealized gain (loss) on investments	0.64	(0.16)	2.23	(0.09)	0.27	0.01
Total from investment operations	0.83	—	2.39	0.13	0.38	0.04
Less distributions
From net investment income	(0.18)	(0.17)	(0.15)	(0.13)	(0.06)	—
From net realized gain	(0.73)	(0.53)	—	(0.07)	—	—
Total distributions	(0.91)	(0.70)	(0.15)	(0.20)	(0.06)	—
Net asset value, end of period	$11.75	$11.83	$12.53	$10.29	$10.36	$10.04
Total return (%)[4]	7.92 [5]	(0.19)	23.36	1.38	3.82	0.40 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99 [7]	0.97	0.95	0.99	6.77	18.75 [7]
Expenses including reductions	0.83 [7]	0.82	0.81	0.84	1.13	1.15 [7]
Net investment income	2.60 [7]	1.27	1.37	2.18	1.08	0.98 [7]
Portfolio turnover (%)	13	32	30	27	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Value Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.85	$12.55	$10.31	$10.38	$10.05	$10.00
Net investment income[3]	0.19	0.17	0.16	0.20	0.14	0.04
Net realized and unrealized gain (loss) on investments	0.64	(0.16)	2.24	(0.04)	0.27	0.01
Total from investment operations	0.83	0.01	2.40	0.16	0.41	0.05
Less distributions
From net investment income	(0.19)	(0.18)	(0.16)	(0.16)	(0.08)	—
From net realized gain	(0.73)	(0.53)	—	(0.07)	—	—
Total distributions	(0.92)	(0.71)	(0.16)	(0.23)	(0.08)	—
Net asset value, end of period	$11.76	$11.85	$12.55	$10.31	$10.38	$10.05
Total return (%)[4]	7.97 [5]	(0.10)	23.43	1.64	4.08	0.50 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [7]	0.86	0.86	0.90	7.69	18.64 [7]
Expenses including reductions	0.71 [7]	0.71	0.71	0.75	0.84	0.85 [7]
Net investment income	2.63 [7]	1.37	1.34	2.05	1.39	1.27 [7]
Portfolio turnover (%)	13	32	30	27	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Value Equity Fund	19

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.85	$12.55	$10.31	$10.38	$10.05	$10.00
Net investment income[3]	0.20	0.17	0.17	0.20	0.14	0.04
Net realized and unrealized gain (loss) on investments	0.63	(0.16)	2.23	(0.04)	0.26	0.01
Total from investment operations	0.83	0.01	2.40	0.16	0.40	0.05
Less distributions
From net investment income	(0.19)	(0.18)	(0.16)	(0.16)	(0.07)	—
From net realized gain	(0.73)	(0.53)	—	(0.07)	—	—
Total distributions	(0.92)	(0.71)	(0.16)	(0.23)	(0.07)	—
Net asset value, end of period	$11.76	$11.85	$12.55	$10.31	$10.38	$10.05
Total return (%)[4]	7.98 [5]	(0.09)	23.43	1.64	4.06	0.50 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$403	$542	$618	$401	$403	$439
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [6]	0.85	0.85	0.88	0.88	0.86 [6]
Expenses including reductions	0.70 [6]	0.70	0.70	0.75	0.84	0.86 [6]
Net investment income	2.67 [6]	1.39	1.46	2.05	1.39	1.28 [6]
Portfolio turnover (%)	13	32	30	27	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-26-14 (commencement of operations) to 10-31-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Value Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Value Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation over the long term.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statements of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       21

of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

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Obligations to repay collateral received by the fund are shown on the Statement(s) of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2019, the fund loaned common stocks valued at $9,369,823 and received $9,558,410 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,411.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       23

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $200 million of the fund's average daily net assets; (b) 0.750% of the next $800 million of the fund's average daily net assets; and (c) 0.650% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       24

basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The advisor has contractually agreed to limit the maximum annual management fee to 0.66% of the fund's average daily net assets. The Advisor has also contractually agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.04%. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, management fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Each of the agreements expires on February 29, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$4,767	Class R6	$456
Class C	374	Class NAV	411,554
Class I	1,630	Total	$418,781

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursement as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.63% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,108 for the six months ended April 30, 2019. Of this amount, $495 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,612 was paid as sales commissions to broker-dealers and $1 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       25

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $577 for Class C shares. During the six months ended April 30, 2019, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$8,812	$3,304
Class C	2,308	260
Class I	—	1,284
Class R6	—	39
Class NAV	—	—
Total	$11,120	$4,887

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$7,598,883	3	2.28%	$1,441

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       26

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	98,578	$1,135,343	221,876	$2,772,956
Distributions reinvested	42,154	442,200	16,086	197,051
Repurchased	(45,741)	(513,001)	(88,079)	(1,098,032)
Net increase	94,991	$1,064,542	149,883	$1,871,975
Class C shares
Sold	8,076	$85,151	23,479	$293,732
Distributions reinvested	3,000	31,438	2,326	28,457
Repurchased	(11,128)	(119,323)	(29,778)	(365,025)
Net decrease	(52)	$(2,734)	(3,973)	$(42,836)
Class I shares
Sold	30,675	$356,355	40,021	$497,162
Distributions reinvested	14,275	149,597	7,139	87,377
Repurchased	(14,935)	(173,064)	(9,592)	(120,472)
Net increase	30,015	$332,888	37,568	$464,067
Class R6 shares
Sold	24,260	$261,844	19,909	$248,061
Distributions reinvested	3,689	38,699	1,522	18,650
Repurchased	(11,286)	(121,684)	(16,753)	(212,083)
Net increase	16,663	$178,859	4,678	$54,628
Class NAV shares
Sold	82,641	$993,724	2,141,018	$25,955,021
Distributions reinvested	3,934,245	41,270,230	2,797,584	34,298,379
Repurchased	(15,472,120)	(179,239,923)	(8,398,621)	(106,147,241)
Net decrease	(11,455,234)	$(136,975,969)	(3,460,019)	$(45,893,841)
Total net decrease	(11,313,617)	$(135,402,414)	(3,271,863)	$(43,546,007)

Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $67,221,825 and $245,305,865, respectively, for the six months ended April 30, 2019.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       27

funds complex held 97.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	38.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	28.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.7%

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,031,820	10,230,325	(10,307,032)	955,113	—	—	$6,456	$519	$9,558,012
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Barrow, Hanley, Mewhinney & Strauss, LLC

Portfolio Managers

Mark Giambrone
Michael B. Nayfa, CFA
Terry L. Pelzel, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK VALUE EQUITY FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Value Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF838026	454SA 4/19 6/19

John Hancock

International Dynamic Growth Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; developed country stock markets lost ground as fears of slowing economic growth, the potential consequences of mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those concerns were quelled as favorable earnings reports and early signs of progress with the China trade dispute sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the U.S. Federal Reserve.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
International Dynamic Growth Fund

2	Portfolio Summary
4	Your expenses
6	Fund's investments
9	Financial statements
12	Financial highlights
13	Notes to financial statements
19	Evaluation of advisory and subadvisory agreements by the Board of Trustees
26	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       1

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       2

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Airbus SE	4.4
Alibaba Group Holding, Ltd., ADR	4.3
iShares Core MSCI Total International Stock ETF	3.5
AIA Group, Ltd.	3.4
Kweichow Moutai Company, Ltd.	3.3
Nestle SA	3.3
LVMH Moet Hennessy Louis Vuitton SE	3.2
Diageo PLC	3.2
Adobe, Inc.	3.1
Visa, Inc., Class A	3.1
TOTAL	34.8
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 4/30/19 (%)

France	12.5
China	12.4
United States	10.7
United Kingdom	10.0
Netherlands	9.3
Switzerland	8.2
Japan	6.9
Hong Kong	5.0
Germany	4.7
Brazil	3.4
TOTAL	83.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 17, 2019, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns[2]	$1,000.00	$1,015.00	$0.32	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	The inception date for fund is 04-17-19. Actual Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 14/365 (to reflect the period).
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	5

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 90.0%		$222,048,314
(Cost $219,879,789)
Australia 1.1%		2,705,790
CSL, Ltd.	19,291	2,705,790
Brazil 3.4%		8,362,334
Banco do Brasil SA	220,800	2,797,517
Itau Unibanco Holding SA, ADR	222,100	1,921,165
Magazine Luiza SA	74,700	3,643,652
China 9.0%		22,246,164
Alibaba Group Holding, Ltd., ADR (A)	57,520	10,673,986
Ping An Insurance Group Company of China, Ltd., H Shares	445,000	5,386,576
Tencent Holdings, Ltd.	125,500	6,185,602
Denmark 1.5%		3,702,360
Chr. Hansen Holding A/S	17,658	1,804,314
Coloplast A/S, B Shares	17,571	1,898,046
France 12.5%		30,734,916
Airbus SE	78,848	10,796,671
Dassault Systemes SE	5,297	838,852
Kering SA	4,602	2,723,265
L'Oreal SA	9,987	2,746,960
LVMH Moet Hennessy Louis Vuitton SE	20,158	7,914,409
Teleperformance	29,727	5,714,759
Germany 4.7%		11,662,937
Carl Zeiss Meditec AG	16,848	1,657,171
Deutsche Boerse AG	17,953	2,398,931
Symrise AG	43,241	4,162,091
Vonovia SE	68,927	3,444,744
Hong Kong 3.4%		8,359,475
AIA Group, Ltd.	816,400	8,359,475
India 1.4%		3,521,748
Infosys, Ltd., ADR	113,600	1,222,336
Larsen & Toubro, Ltd., GDR	119,155	2,299,412
Indonesia 1.5%		3,728,020
Bank Rakyat Indonesia Persero Tbk PT (A)	12,125,400	3,728,020
Israel 2.8%		6,820,397
CyberArk Software, Ltd. (A)	52,900	6,820,397
Italy 2.1%		5,278,765
Davide Campari-Milano SpA	261,675	2,639,783
6	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Ferrari NV	19,400	$2,638,982
Japan 6.9%		17,079,512
Anritsu Corp.	236,200	4,108,150
Keyence Corp.	11,040	6,897,724
Shionogi & Company, Ltd.	39,200	2,289,790
Shiseido Company, Ltd.	31,200	2,454,130
Sony Corp.	26,400	1,329,718
Netherlands 9.3%		22,930,111
Adyen NV (A)(B)	6,104	4,974,768
ASML Holding NV	29,023	6,060,335
InterXion Holding NV (A)	34,000	2,352,460
Royal Dutch Shell PLC, A Shares	209,581	6,677,559
Wolters Kluwer NV	41,047	2,864,989
Panama 0.2%		385,494
Copa Holdings SA, Class A	4,630	385,494
Peru 1.1%		2,700,660
Credicorp, Ltd.	11,400	2,700,660
Russia 1.1%		2,754,848
Yandex NV, Class A (A)	73,600	2,754,848
Sweden 0.4%		1,098,939
Epiroc AB, Class A (A)	106,305	1,098,939
Switzerland 8.2%		20,333,516
Lonza Group AG (A)	7,531	2,325,794
Nestle SA	84,477	8,133,247
Novartis AG	24,687	2,022,855
Sika AG	32,540	4,985,846
Straumann Holding AG	3,546	2,865,774
Taiwan 2.2%		5,337,276
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	121,800	5,337,276
United Kingdom 10.0%		24,551,718
AstraZeneca PLC	53,331	3,973,155
Croda International PLC	33,299	2,255,646
Diageo PLC	186,989	7,883,041
Experian PLC	141,891	4,130,299
Rentokil Initial PLC	609,208	3,104,659
SSP Group PLC	352,598	3,204,918
United States 7.2%		17,753,334
Adobe, Inc. (A)	26,800	7,751,897
Alphabet, Inc., Class A (A)	1,992	2,388,328
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	7

	Shares	Value
United States (continued)
Visa, Inc., Class A	46,300	$7,613,109
Exchange-traded funds 3.5%		$8,606,052
(Cost $8,593,950)
iShares Core MSCI Total International Stock ETF	144,300	8,606,052
Participatory notes 6.0%		$14,697,190
(Cost $14,318,139)
Airtac International Group, issued by JPMorgan Chase & Co., 08-26-21 (A)	181,000	2,413,255
Kweichow Moutai Company, Ltd., issued by HSBC Bank PLC, 12-04-24 (A)	56,900	8,226,547
Shanghai International Airport Company, Ltd., issued by JPMorgan Chase & Co., 02-23-21 (A)	387,000	4,057,388

Total investments (Cost $242,791,878) 99.5%	$245,351,556
Other assets and liabilities, net 0.5%	1,236,846
Total net assets 100.0%	$246,588,402

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $242,791,878. Net unrealized appreciation aggregated to $2,559,678, of which $4,170,973 related to gross unrealized appreciation and $1,611,295 related to gross unrealized depreciation.
8	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $242,791,878)	$245,351,556
Cash	16,280,737
Foreign currency, at value(Cost $97,329)	97,329
Dividends and interest receivable	116,790
Receivable for investments sold	1,189,480
Receivable from affiliates	736
Other assets	74,400
Total assets	263,111,028
Liabilities
Payable for investments purchased	16,441,932
Payable to affiliates
Accounting and legal services fees	1,178
Trustees' fees	214
Other liabilities and accrued expenses	79,302
Total liabilities	16,522,626
Net assets	$246,588,402
Net assets consist of
Paid-in capital	$244,000,000
Total distributable earnings (loss)	2,588,402
Net assets	$246,588,402

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($246,588,402 ÷ 24,287,969 shares)	$10.15
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	9

STATEMENT OF OPERATIONS For the period ended 4-30-191 (unaudited)

Investment income
Dividends	$246,513
Less foreign taxes withheld	(28,694)
Total investment income	217,819
Expenses
Investment management fees	47,715
Accounting and legal services fees	1,178
Trustees' fees	214
Custodian fees	2,297
State registration fees	2,600
Printing and postage	107
Professional fees	3,534
Other	364
Total expenses	58,009
Less expense reductions	(9,116)
Net expenses	48,893
Net investment income	168,926
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(125,159)
(125,159)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,544,635
2,544,635
Net realized and unrealized gain	2,419,476
Increase in net assets from operations	$2,588,402
[1] Period from 4-17-19 (commencement of operations) to 4-30-19.
10	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-19[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$168,926
Net realized loss	(125,159)
Change in net unrealized appreciation (depreciation)	2,544,635
Increase in net assets resulting from operations	2,588,402
From fund share transactions	244,000,000
Total increase	246,588,402
Net assets
Beginning of period	—
End of period	$246,588,402

[1]	Period from 4-17-19 (commencement of operations) to 4-30-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	11

Financial highlights
CLASS NAV SHARES Period ended	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.01
Net realized and unrealized gain (loss) on investments	0.14
Total from investment operations	0.15
Net asset value, end of period	$10.15
Total return (%)[3]	1.50 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$247
Ratios (as a percentage of average net assets):
Expenses before reductions	0.04 [4]
Expenses including reductions	0.03 [4]
Net investment income	0.11 [4]
Portfolio turnover (%)	1

[1]	Period from 4-17-19 (commencement of operations) to 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
12	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class.

The fund commenced operations on April 17, 2019.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       13

fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$2,705,790	—	$2,705,790	—
Brazil	8,362,334	$8,362,334	—	—
China	22,246,164	10,673,986	11,572,178	—
Denmark	3,702,360	—	3,702,360	—
France	30,734,916	—	30,734,916	—
Germany	11,662,937	—	11,662,937	—
Hong Kong	8,359,475	—	8,359,475	—
India	3,521,748	1,222,336	2,299,412	—
Indonesia	3,728,020	—	3,728,020	—
Israel	6,820,397	6,820,397	—	—
Italy	5,278,765	2,638,982	2,639,783	—
Japan	17,079,512	—	17,079,512	—
Netherlands	22,930,111	2,352,460	20,577,651	—
Panama	385,494	385,494	—	—
Peru	2,700,660	2,700,660	—	—
Russia	2,754,848	2,754,848	—	—
Sweden	1,098,939	—	1,098,939	—
Switzerland	20,333,516	—	20,333,516	—
Taiwan	5,337,276	5,337,276	—	—

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       14

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	24,551,718	—	$24,551,718	—
United States	17,753,334	$17,753,334	—	—
Exchange-traded funds	8,606,052	8,606,052	—	—
Participatory notes	14,697,190	—	14,697,190	—
Total investments in securities	$245,351,556	$69,608,159	$175,743,397	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       15

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The fund's federal tax returns will be subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.810% of the first $1 billion of the fund's average daily net assets; and (b) 0.750% of the fund's average daily net assets in excess of $1 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all assets. The Advisor has a subadvisory agreement with Axiom International Investors, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.83% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       16

indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. This current limitation expires on February 28, 2021, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2019, the expense reduction for Class NAV was $9,116.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended April 30, 2019 were equivalent to a net annual effective rate of 0.66% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the period ended April 30, 2019 were as follows:

	Period ended 4-30-19
	Shares	Amount
Class NAV shares
Sold	24,287,969	$244,000,000
Net increase	24,287,969	$244,000,000
Total net increase	24,287,969	$244,000,000

Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $244,436,780 and $1,584,376, respectively, for the period ended April 30, 2019.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       17

funds complex held 100% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	37.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	16.1%

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on March 26-28, 2019, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock International Dynamic Growth Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Axiom International Investors (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar mutual funds, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the March meeting and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board also took into account information with respect to the New Fund presented at its December 11-13, 2018 in-person meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

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Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

The Board's conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of their respective benchmarks and/or peer groups. The Board also considered that a composite of comparable accounts managed by the Subadvisor underperformed an applicable benchmark and the average of a relevant peer group for the, one-year, three-year, five-year and ten-year periods ended February 28, 2019 and outperformed the applicable benchmark and average of the relevant peer group for the period since inception of the composite ( July 1, 1996) and for the period January 1 - February 28, 2019. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund's anticipated management fees, which include both advisory and administrative costs, were lower than the peer group median. The Board also noted that the New Fund's anticipated net total expenses were equal to the peer group median for Class R6 shares and that the New Fund's anticipated net total expenses were below the peer group median for Class A shares. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board also took into account management's discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period and

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that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

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Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business;
(b)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisor;
(c)	the proposed subadvisory fee for the New Fund, including any breakpoints; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       23

assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board also considered the New Fund's subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted that the New Fund's anticipated subadvisory fees were lower than the peer group median.

Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;

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(2)	a composite of comparable accounts managed by the Subadvisor underperformed an applicable benchmark and the average of a relevant peer group for the, one-year, three-year, five-year and ten-year periods ended February 28, 2019 and outperformed the applicable benchmark and average of the relevant peer group for the period since inception of the composite ( July 1, 1996) and for the period January 1 - February 28, 2019;
(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       25

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Axiom International Investors LLC

Portfolio Managers

Bradley Amoils
Andrew Jacobson, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND       26

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

474SA 4/19 6/19

John Hancock

Emerging Markets Equity Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; developed country stock markets lost ground as fears of slowing economic growth, the potential consequences of mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those concerns were quelled as favorable earnings reports and early signs of progress with the China trade dispute sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the U.S. Federal Reserve.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

SECTOR COMPOSITION AS OF 4/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       3

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Ping An Insurance Group Company of China, Ltd., H Shares	4.9
AIA Group, Ltd.	4.4
Alibaba Group Holding, Ltd., ADR	4.4
Tencent Holdings, Ltd.	4.2
Samsung Electronics Company, Ltd.	4.2
Naspers, Ltd., N Shares	2.9
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.8
CNOOC, Ltd.	2.6
Itau Unibanco Holding SA	2.3
Taiwan Semiconductor Manufacturing Company, Ltd.	2.2
TOTAL	34.9
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 4/30/19 (%)

China	28.5
South Korea	11.0
Hong Kong	10.7
India	10.1
Taiwan	8.8
Brazil	6.4
Russia	4.6
South Africa	4.2
United Kingdom	3.5
Indonesia	2.6
TOTAL	90.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-8.72	3.05	8.55	12.37
Class C	-5.51	3.70	12.88	15.15
Class I2	-3.66	4.71	14.44	19.54
Class R2[2]	-3.73	4.56	14.50	18.88
Class R4[2]	-3.71	4.65	14.40	19.25
Class R6[2]	-3.52	4.83	14.60	20.06
Class NAV[2]	-3.51	4.83	14.62	20.05
Index†	-5.04	5.19	13.76	21.69

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.44	2.14	1.15	1.55	1.40	1.05	1.04
Net (%)	1.43	2.13	1.14	1.54	1.29	1.04	1.03

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-16-15	11,515	11,515	12,169
Class I2	6-16-15	11,954	11,954	12,169
Class R2[2]	6-16-15	11,888	11,888	12,169
Class R4[2]	6-16-15	11,925	11,925	12,169
Class R6[2]	6-16-15	12,006	12,006	12,169
Class NAV[2]	6-16-15	12,005	12,005	12,169

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-16-15.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,143.00	$ 7.55	1.42%
	Hypothetical example	1,000.00	1,017.80	7.10	1.42%
Class C	Actual expenses/actual returns	1,000.00	1,138.80	11.24	2.12%
	Hypothetical example	1,000.00	1,014.30	10.59	2.12%
Class I	Actual expenses/actual returns	1,000.00	1,144.40	6.01	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Class R2	Actual expenses/actual returns	1,000.00	1,145.00	6.75	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class R4	Actual expenses/actual returns	1,000.00	1,144.00	6.27	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class R6	Actual expenses/actual returns	1,000.00	1,146.00	5.43	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Class NAV	Actual expenses/actual returns	1,000.00	1,146.20	5.37	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 92.0%		$1,947,144,272
(Cost $1,699,626,026)
Argentina 1.0%		20,927,758
YPF SA, ADR	1,546,767	20,927,758
Brazil 4.1%		86,331,975
Kroton Educacional SA	4,955,000	12,320,841
Lojas Renner SA	2,623,700	31,368,508
Notre Dame Intermedica Participacoes SA	1,835,400	16,439,073
Odontoprev SA	6,152,500	26,203,553
China 28.5%		603,762,310
3SBio, Inc. (A)	19,943,000	36,872,928
Alibaba Group Holding, Ltd., ADR (B)	499,771	92,742,504
Baidu, Inc., ADR (B)	240,261	39,938,586
China Construction Bank Corp., H Shares	39,336,000	34,677,270
CNOOC, Ltd.	30,466,000	55,336,444
Ctrip.com International, Ltd., ADR (B)	484,858	21,357,995
Dali Foods Group Company, Ltd. (A)	30,988,500	22,008,494
Focus Media Information Technology Company Ltd., Class A	22,815,234	20,698,727
Kingdee International Software Group Company, Ltd.	20,499,000	25,161,856
Kweichow Moutai Company, Ltd., Class A	228,331	33,018,836
Ping An Healthcare and Technology Company, Ltd. (A)(B)	2,373,100	11,642,584
Ping An Insurance Group Company of China, Ltd., H Shares	8,488,500	102,750,453
Tencent Holdings, Ltd.	1,806,700	89,048,020
Tencent Music Entertainment Group, ADR (B)	1,076,024	18,507,613
Hong Kong 10.7%		225,510,669
AIA Group, Ltd.	9,142,200	93,610,968
China Resources Beer Holdings Company, Ltd.	9,080,000	41,545,040
Hong Kong Exchanges & Clearing, Ltd.	963,500	33,470,858
Pacific Basin Shipping, Ltd.	122,997,000	25,271,155
Techtronic Industries Company, Ltd.	4,368,500	31,612,648
India 10.1%		214,544,780
Colgate-Palmolive India, Ltd.	860,592	14,973,705
HDFC Bank, Ltd.	1,000,399	33,255,645
Housing Development Finance Corp., Ltd.	1,188,886	34,116,361
ICICI Bank, Ltd.	5,020,008	29,133,681
ICICI Bank, Ltd., ADR	956,223	10,948,753
ITC, Ltd.	7,576,072	32,853,729
Reliance Industries, Ltd.	1,683,904	33,725,976
UltraTech Cement, Ltd.	384,639	25,536,930
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	9

	Shares	Value
Indonesia 2.6%		$54,461,029
Astra International Tbk PT	41,708,800	22,327,506
Bank Central Asia Tbk PT	15,907,100	32,133,523
Macau 1.5%		31,844,876
Sands China, Ltd.	5,785,600	31,844,876
Mexico 1.0%		20,327,511
Fomento Economico Mexicano SAB de CV	2,079,900	20,327,511
Peru 1.9%		40,274,185
Credicorp, Ltd.	170,005	40,274,185
Philippines 1.1%		23,410,270
Bank of the Philippine Islands	14,368,280	23,410,270
Russia 4.6%		96,819,480
LUKOIL PJSC, ADR	386,167	33,017,279
Mail.Ru Group, Ltd., GDR (B)	742,340	17,123,299
Sberbank of Russia PJSC, ADR	2,526,436	36,507,000
Yandex NV, Class A (B)	271,758	10,171,902
South Africa 4.2%		89,965,460
FirstRand, Ltd.	6,119,004	29,120,563
Naspers, Ltd., N Shares	236,520	60,844,897
South Korea 6.8%		144,028,216
Hana Financial Group, Inc.	611,641	19,291,615
LG Household & Health Care, Ltd.	36,368	44,315,385
NAVER Corp.	222,474	22,784,127
SK Hynix, Inc.	530,880	35,925,066
S-Oil Corp.	275,363	21,712,023
Taiwan 8.8%		186,211,869
ASE Technology Holding Company, Ltd.	9,360,000	21,742,600
LandMark Optoelectronics Corp.	3,680,000	32,998,066
MediaTek, Inc.	2,763,000	26,482,053
Taiwan Semiconductor Manufacturing Company, Ltd.	5,441,000	45,682,811
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,353,408	59,306,339
United Arab Emirates 0.8%		17,233,607
Network International Holdings PLC (A)(B)	2,536,648	17,233,607
United Kingdom 3.5%		73,846,185
Anglo American PLC	1,514,007	39,288,109
Mondi PLC	1,572,588	34,558,076
United States 0.8%		17,644,092

Samsonite International SA (A)(B)	6,152,100	17,644,092
10	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 6.5%		$138,106,195
(Cost $119,631,301)
Brazil 2.3%		49,601,910
Itau Unibanco Holding SA	5,749,159	49,601,910
South Korea 4.2%		88,504,285
Samsung Electronics Company, Ltd.	2,774,323	88,504,285

	Yield (%)	Shares	Value
Short-term investments 1.4%			$28,686,933
(Cost $28,686,933)
Money market funds 1.4%			28,686,933
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.2829(C)	28,686,933	28,686,933

Total investments (Cost $1,847,944,260) 99.9%	$2,113,937,400
Other assets and liabilities, net 0.1%	2,210,866
Total net assets 100.0%	$2,116,148,266

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $1,848,946,052. Net unrealized appreciation aggregated to $264,991,348, of which $315,060,130 related to gross unrealized appreciation and $50,068,782 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,847,944,260)	$2,113,937,400
Cash	100,001
Foreign currency, at value (Cost $672)	674
Dividends and interest receivable	4,252,659
Receivable for fund shares sold	21,481
Receivable for investments sold	803,716
Other assets	113,224
Total assets	2,119,229,155
Liabilities
Foreign capital gains tax payable	2,730,732
Payable for fund shares repurchased	24,935
Payable to affiliates
Accounting and legal services fees	121,077
Transfer agent fees	332
Trustees' fees	1,154
Other liabilities and accrued expenses	202,659
Total liabilities	3,080,889
Net assets	$2,116,148,266
Net assets consist of
Paid-in capital	$1,871,093,209
Total distributable earnings (loss)	245,055,057
Net assets	$2,116,148,266

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,252,918 ÷ 300,098 shares)[1]	$10.84
Class C ($159,248 ÷ 14,981 shares)[1]	$10.63
Class I ($168,152 ÷ 15,496 shares)	$10.85
Class R2 ($79,042 ÷ 7,294 shares)	$10.84
Class R4 ($56,571 ÷ 5,218 shares)	$10.84
Class R6 ($992,030 ÷ 91,446 shares)	$10.85
Class NAV ($2,111,440,305 ÷ 194,669,531 shares)	$10.85
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.41

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$12,225,946
Interest	424,799
Less foreign taxes withheld	(857,424)
Total investment income	11,793,321
Expenses
Investment management fees	7,504,545
Distribution and service fees	4,813
Accounting and legal services fees	182,801
Transfer agent fees	1,705
Trustees' fees	12,645
Custodian fees	326,240
State registration fees	46,513
Printing and postage	12,132
Professional fees	32,837
Other	23,435
Total expenses	8,147,666
Less expense reductions	(58,979)
Net expenses	8,088,687
Net investment income	3,704,634
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(20,030,267)
(20,030,267)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	236,159,680
236,159,680
Net realized and unrealized gain	216,129,413
Increase in net assets from operations	$219,834,047

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$3,704,634	$12,579,939
Net realized gain (loss)	(20,030,267)	86,450,200
Change in net unrealized appreciation (depreciation)	236,159,680	(234,559,673)
Increase (decrease) in net assets resulting from operations	219,834,047	(135,529,534)
Distributions to shareholders
From net investment income and net realized gain
Class A	(178,084)	(39,480)
Class C	(7,905)	(3,164)
Class I	(5,348)	(1,553)
Class R2	(3,759)	(978)
Class R4	(3,714)	(927)
Class R6	(38,064)	(2,798)
Class NAV	(99,101,719)	(18,484,012)
Total distributions	(99,338,593)	(18,532,912)
From fund share transactions	982,434,978	88,062,546
Total increase (decrease)	1,102,930,432	(65,999,900)
Net assets
Beginning of period	1,013,217,834	1,079,217,734
End of period	$2,116,148,266	$1,013,217,834
14	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.19	$11.85	$9.29	$8.99	$10.00
Net investment income[3]	— [4]	0.10	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.35	(1.59)	2.53	0.28	(1.02)
Total from investment operations	1.35	(1.49)	2.57	0.30	(1.01)
Less distributions
From net investment income	(0.04)	(0.04)	(0.01)	—	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.70)	(0.17)	(0.01)	—	—
Net asset value, end of period	$10.84	$10.19	$11.85	$9.29	$8.99
Total return (%)[5,6]	14.30 [7]	(12.79)	27.78	3.34	(10.10) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43 [9]	1.44	1.51	1.58	1.64 [9]
Expenses including reductions	1.42 [9]	1.44	1.50	1.50	1.50 [9]
Net investment income	— [9,10]	0.87	0.37	0.24	0.44 [9]
Portfolio turnover (%)	16	50	54	42	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	15

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$11.68	$9.20	$8.97	$10.00
Net investment loss[3]	(0.03)	— [4]	(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	1.32	(1.55)	2.53	0.26	(1.02)
Total from investment operations	1.29	(1.55)	2.48	0.23	(1.03)
Less distributions
From net realized gain	(0.66)	(0.13)	—	—	—
Net asset value, end of period	$10.63	$10.00	$11.68	$9.20	$8.97
Total return (%)[5,6]	13.88 [7]	(13.44)	26.96	2.56	(10.30) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13 [9]	2.14	2.21	2.28	2.35 [9]
Expenses including reductions	2.12 [9]	2.14	2.20	2.20	2.20 [9]
Net investment loss	(0.67) [9]	(0.03)	(0.53)	(0.36)	(0.17) [9]
Portfolio turnover (%)	16	50	54	42	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
16	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.22	$11.89	$9.31	$9.00	$10.00
Net investment income[3]	0.02	0.12	0.07	0.05	0.03
Net realized and unrealized gain (loss) on investments	1.34	(1.59)	2.55	0.27	(1.03)
Total from investment operations	1.36	(1.47)	2.62	0.32	(1.00)
Less distributions
From net investment income	(0.07)	(0.07)	(0.04)	(0.01)	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.73)	(0.20)	(0.04)	(0.01)	—
Net asset value, end of period	$10.85	$10.22	$11.89	$9.31	$9.00
Total return (%)[4]	14.44 [5]	(12.52)	28.15	3.53	(10.00) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14 [7]	1.15	1.20	1.26	1.33 [7]
Expenses including reductions	1.13 [7]	1.15	1.20	1.25	1.25 [7]
Net investment income	0.40 [7]	0.97	0.66	0.63	0.78 [7]
Portfolio turnover (%)	16	50	54	42	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	17

CLASS R2 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.19	$11.86	$9.30	$8.99	$10.00
Net investment income[3]	0.01	0.09	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	1.36	(1.58)	2.54	0.27	(1.03)
Total from investment operations	1.37	(1.49)	2.59	0.31	(1.01)
Less distributions
From net investment income	(0.06)	(0.05)	(0.03)	—	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.72)	(0.18)	(0.03)	—	—
Net asset value, end of period	$10.84	$10.19	$11.86	$9.30	$8.99
Total return (%)[4]	14.50 [5]	(12.74)	27.94	3.45	(10.10) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28 [7]	1.30	1.36	1.42	1.48 [7]
Expenses including reductions	1.27 [7]	1.29	1.35	1.41	1.48 [7]
Net investment income	0.18 [7]	0.71	0.47	0.44	0.56 [7]
Portfolio turnover (%)	16	50	54	42	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.21	$11.88	$9.31	$8.99	$10.00
Net investment income[3]	0.01	0.10	0.06	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.35	(1.58)	2.55	0.27	(1.03)
Total from investment operations	1.36	(1.48)	2.61	0.32	(1.01)
Less distributions
From net investment income	(0.07)	(0.06)	(0.04)	— [4]	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.73)	(0.19)	(0.04)	— [4]	—
Net asset value, end of period	$10.84	$10.21	$11.88	$9.31	$8.99
Total return (%)[5]	14.40 [6]	(12.58)	28.04	3.59	(10.10) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28 [8]	1.31	1.36	1.42	1.48 [8]
Expenses including reductions	1.18 [8]	1.20	1.26	1.31	1.35 [8]
Net investment income	0.24 [8]	0.82	0.59	0.54	0.68 [8]
Portfolio turnover (%)	16	50	54	42	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	19

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.22	$11.89	$9.32	$9.00	$10.00
Net investment income[3]	0.02	0.17	0.09	0.06	0.03
Net realized and unrealized gain (loss) on investments	1.36	(1.63)	2.53	0.27	(1.03)
Total from investment operations	1.38	(1.46)	2.62	0.33	(1.00)
Less distributions
From net investment income	(0.09)	(0.08)	(0.05)	(0.01)	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.75)	(0.21)	(0.05)	(0.01)	—
Net asset value, end of period	$10.85	$10.22	$11.89	$9.32	$9.00
Total return (%)[4]	14.60 [5]	(12.52)	28.33	3.69	(10.00) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03 [7]	1.05	1.11	1.17	1.23 [7]
Expenses including reductions	1.02 [7]	1.04	1.10	1.14	1.21 [7]
Net investment income	0.42 [7]	1.45	0.88	0.71	0.82 [7]
Portfolio turnover (%)	16	50	54	42	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
20	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.22	$11.89	$9.32	$9.00	$10.00
Net investment income[3]	0.02	0.14	0.08	0.07	0.02
Net realized and unrealized gain (loss) on investments	1.36	(1.60)	2.54	0.26	(1.02)
Total from investment operations	1.38	(1.46)	2.62	0.33	(1.00)
Less distributions
From net investment income	(0.09)	(0.08)	(0.05)	(0.01)	—
From net realized gain	(0.66)	(0.13)	—	—	—
Total distributions	(0.75)	(0.21)	(0.05)	(0.01)	—
Net asset value, end of period	$10.85	$10.22	$11.89	$9.32	$9.00
Total return (%)[4]	14.62 [5]	(12.51)	28.33	3.65	(10.00) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2,111	$1,010	$1,076	$859	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [6]	1.04	1.10	1.15	1.22 [6]
Expenses including reductions	1.01 [6]	1.03	1.09	1.14	1.21 [6]
Net investment income	0.46 [6]	1.18	0.75	0.77	0.61 [6]
Portfolio turnover (%)	16	50	54	42	17

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-16-15 (commencement of operations) to 10-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       22

securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$20,927,758	$20,927,758	—	—
Brazil	86,331,975	86,331,975	—	—
China	603,762,310	172,546,698	$431,215,612	—
Hong Kong	225,510,669	—	225,510,669	—
India	214,544,780	10,948,753	203,596,027	—
Indonesia	54,461,029	—	54,461,029	—
Macau	31,844,876	—	31,844,876	—
Mexico	20,327,511	20,327,511	—	—
Peru	40,274,185	40,274,185	—	—
Philippines	23,410,270	—	23,410,270	—
Russia	96,819,480	79,696,181	17,123,299	—
South Africa	89,965,460	—	89,965,460	—
South Korea	144,028,216	—	144,028,216	—
Taiwan	186,211,869	59,306,339	126,905,530	—
United Arab Emirates	17,233,607	—	17,233,607	—

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       23

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	73,846,185	—	$73,846,185	—
United States	17,644,092	—	17,644,092	—
Preferred securities
Brazil	49,601,910	$49,601,910	—	—
South Korea	88,504,285	—	88,504,285	—
Short-term investments	28,686,933	28,686,933	—	—
Total investments in securities	$2,113,937,400	$568,648,243	$1,545,289,157	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       24

up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2019 were $1,870.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       25

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund's average daily net assets; (b) 1.000% of the next $500 million of the fund's average daily net assets; (c) 0.950% of the fund's average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund's average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to March 1, 2019, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, Class R2, and Class R4 shares of the fund in an amount equal to the amount by which expenses of the share class exceed 1.50%, 2.20%,1.60% and 1.35% of the respective class's average net assets. This limit excluded taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense.

For the six months ended April 30, 2019, the expense reduction described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$98	Class R4	$2
Class C	5	Class R6	25
Class I	4	Class NAV	58,817
Class R2	2	Total	$58,953

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.93% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       26

other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $26 for Class R4 shares for the six months ended April 30, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,446 for the six months ended April 30, 2019. Of this amount, $395 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,051 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, there were no CDSCs received by the Distributor for Class A and Class C.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       27

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,027	$1,510
Class C	649	73
Class I	—	69
Class R2	69	4
Class R4	68	3
Class R6	—	46
Total	$4,813	$1,705

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	76,025	$799,785	256,991	$3,149,851
Distributions reinvested	18,825	178,083	3,354	39,480
Repurchased	(67,054)	(679,033)	(211,905)	(2,525,498)
Net increase	27,796	$298,835	48,440	$663,833
Class C shares
Sold	3,485	$36,032	13,852	$165,074
Distributions reinvested	850	7,905	225	2,615
Repurchased	(1,409)	(14,534)	(26,479)	(295,498)
Net increase (decrease)	2,926	$29,403	(12,402)	$(127,809)
Class I shares
Sold	8,786	$88,116	1,251	$15,009
Distributions reinvested	239	2,260	61	720
Repurchased	(782)	(8,359)	(6,852)	(81,397)
Net increase (decrease)	8,243	$82,017	(5,540)	$(65,668)
Class R2 shares
Sold	2,009	$22,000	—	—
Distributions reinvested	77	728	18	$210
Repurchased	—	—	(5,958)	(71,051)
Net increase (decrease)	2,086	$22,728	(5,940)	$(70,841)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       28

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	117	$1,201	533	$6,517
Distributions reinvested	67	631	10	119
Repurchased	(24)	(250)	(6,070)	(72,594)
Net increase (decrease)	160	$1,582	(5,527)	$(65,958)
Class R6 shares
Sold	37,547	$390,559	41,337	$505,895
Distributions reinvested	4,028	38,065	163	1,921
Repurchased	(803)	(8,812)	(10,000)	(118,554)
Net increase	40,772	$419,812	31,500	$389,262
Class NAV shares
Sold	85,596,383	$884,524,713	14,733,752	$167,551,446
Distributions reinvested	10,486,954	99,101,719	1,570,434	18,484,011
Repurchased	(186,858)	(2,045,831)	(7,994,433)	(98,695,730)
Net increase	95,896,479	$981,580,601	8,309,753	$87,339,727
Total net increase	95,978,462	$982,434,978	8,360,284	$88,062,546

Affiliates of the fund owned 27%, 58%, 80%, 100% and 100% of shares of Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,144,006,360 and $254,101,689, respectively, for the six months ended April 30, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       29

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex held 99.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.9%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	20.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.6%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.1%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Philip Ehrmann
Kathryn Langridge

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS EQUITY FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837937	456SA 4/19 6/19

John Hancock

Global Focused Strategies Fund

Semiannual report 4/30/19

The fund liquidated on 5/17/19.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

The bond markets, for their part, have been somewhat steadier during the whole of the period, with longer-term yields falling and credit segments of the market generally posting gains as well. That said, a briefly inverted yield curve only added to investors' anxieties about the state of the economy and the direction of markets.

Unpredictable environments like these are one reason we recommend investors talk to their financial advisors about what role alternative investments might play in their portfolios. Whether seeking broader diversification or reduced volatility, alternatives can be an important part of a wide range of portfolios.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Focused Strategies Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
20	Financial statements
24	Financial highlights
29	Notes to financial statements
43	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR (London Interbank Offered Rate) to a stated maturity.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       2

Portfolio summary

PORTFOLIO ALLOCATION AS OF 4/30/19 (%)

Corporate bonds	18.3
Financials	7.0
Communication services	4.1
Energy	3.2
Consumer discretionary	1.4
Materials	1.2
Utilities	0.8
Health care	0.6
Foreign government obligations	10.4
Purchased options	2.4
Common Stocks	1.1
Communication services	0.7
Consumer discretionary	0.4
Short-term investments and other	67.8
Money market funds	41.9
Time deposits	17.5
U.S. Government	6.2
Other assets and liabilities, net	2.2
TOTAL	100.0
As a percentage of net assets.

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       3

COUNTRY COMPOSITION AS OF 4/30/19 (%)

United States	49.6
France	17.4
Mexico	6.1
Belgium	3.7
Japan	3.5
Netherlands	1.9
China	1.1
Other countries	16.7
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-2.67	-1.87	-0.10	-5.58
Class C	0.73	-0.86	3.82	-2.60
Class I2	2.68	0.13	5.30	0.38
Class R6[2]	2.77	0.22	5.28	0.67
Class NAV[2]	2.79	0.23	5.30	0.69
Index 1†	2.64	1.60	1.48	4.96

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	2.52	3.27	2.28	2.17	2.16
Net (%)	1.99	2.74	1.75	1.64	1.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Focused Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the ICE Bank of America Merrill Lynch U. S. Dollar 6-Month LIBOR Constant Maturity Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	4-13-16	9,740	9,740	10,496
Class I2	4-13-16	10,038	10,038	10,496
Class R6[2]	4-13-16	10,067	10,067	10,496
Class NAV[2]	4-13-16	10,069	10,069	10,496

The ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR (London Interbank Offered Rate) to a stated maturity.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 4-13-16
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,051.60	$10.12	1.99%
	Hypothetical example	1,000.00	1,014.90	9.94	1.99%
Class C	Actual expenses/actual returns	1,000.00	1,048.20	13.91	2.74%
	Hypothetical example	1,000.00	1,011.20	13.66	2.74%
Class I	Actual expenses/actual returns	1,000.00	1,053.00	8.96	1.76%
	Hypothetical example	1,000.00	1,016.10	8.80	1.76%
Class R6	Actual expenses/actual returns	1,000.00	1,052.80	8.40	1.65%
	Hypothetical example	1,000.00	1,016.60	8.25	1.65%
Class NAV	Actual expenses/actual returns	1,000.00	1,053.00	8.30	1.63%
	Hypothetical example	1,000.00	1,016.70	8.15	1.63%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 10.4%					$3,328,942
(Cost $3,297,436)
France 6.5%					2,078,382
Government of France Bond (A)	2.000	05-25-48	EUR	1,600,000	2,078,382
Mexico 3.9%					1,250,560
Government of Mexico
Bond	6.500	06-10-21	MXN	8,159,700	417,967
Bond	7.250	12-09-21	MXN	8,050,200	417,238

Bond	8.000	06-11-20	MXN	7,876,000	415,355
Corporate bonds 18.3%					$5,843,104
(Cost $5,876,253)
Argentina 0.7%					236,250
Cablevision SA	6.500	06-15-21		250,000	236,250
Cayman Islands 0.8%					260,593
MAF Global Securities, Ltd. (5.500% to 9-7-22, then 5 Year U.S. Swap Rate + 3.476%) (B)	5.500	09-07-22		270,000	260,593
Colombia 0.9%					274,050
Bancolombia SA (4.875% to 10-18-22, then 5 Year CMT + 2.929%)	4.875	10-18-27		270,000	274,050
Denmark 0.5%					172,717
Danske Bank A/S (5.750% to 4-6-20, then 6 Year Euro Swap Rate + 4.640%) (B)	5.750	04-06-20	EUR	152,000	172,717
France 0.5%					165,953
Credit Agricole SA (6.500% to 6-23-21, then 5 Year Euro Swap Rate + 5.120%) (B)	6.500	06-23-21	EUR	137,000	165,953
Germany 0.7%					233,480
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (B)	7.625	04-30-20	EUR	200,000	233,480
Guatemala 0.9%					269,100
Comunicaciones Celulares SA	6.875	02-06-24		260,000	269,100
Hong Kong 0.8%					268,336
China Resources Gas Group, Ltd.	4.500	04-05-22		260,000	268,336
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Ireland 0.8%					$244,914
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (B)	7.375	06-18-20	EUR	206,000	244,914
Kazakhstan 0.9%					272,809
KazMunayGas National Company JSC	3.875	04-19-22		270,000	272,809
Luxembourg 0.6%					203,750
CSN Resources SA	7.625	02-13-23		200,000	203,750
Mexico 2.2%					709,200
Grupo Posadas SAB de CV	7.875	06-30-22		200,000	197,500
Petroleos Mexicanos	3.500	01-30-23		270,000	259,200
Unifin Financiera SAB	7.250	09-27-23		250,000	252,500
Netherlands 1.9%					612,844
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (B)	5.750	09-22-20	EUR	200,000	234,541
Metinvest BV	7.750	04-23-23		200,000	195,729
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		190,000	182,574
Russia 0.9%					279,422
Gazprom OAO	6.510	03-07-22		260,000	279,422
Saudi Arabia 0.6%					197,144
Saudi Arabian Oil Company (A)	2.875	04-16-24		200,000	197,144
Spain 0.7%					205,534
CaixaBank SA (5.250% to 3-23-26, then 5 Year Euro Swap Rate + 4.504%) (B)	5.250	03-23-26	EUR	200,000	205,534
Sweden 0.6%					197,633
Swedbank AB (5.500% to 3-17-20, then 5 Year U.S. Swap Rate + 3.767%) (B)	5.500	03-17-20		200,000	197,633
Switzerland 0.8%					247,447
UBS Group Funding Switzerland AG (5.750% to 2-19-22, then 5 Year Euro Swap Rate + 5.287%) (B)	5.750	02-19-22	EUR	200,000	247,447
Turkey 0.8%					268,650
Turk Telekomunikasyon AS	3.750	06-19-19		270,000	268,650
United Arab Emirates 0.9%					270,101
Oztel Holdings SPC, Ltd.	5.625	10-24-23		270,000	270,101
10	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United Kingdom 0.8%				$253,177
Liquid Telecommunications Financing PLC	8.500	07-13-22	250,000	253,177

	Contracts/Notional amount	Value
Purchased options 2.4%		$779,165
(Cost $702,481)
Calls 1.5%		489,567
Exchange Traded Option on Euro STOXX 50 Price Index (Expiration Date: 8-16-19; Strike Price: EUR 3,500.00; Notional Amount: 635,500) (C)	124	95,825
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 3.221% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10-4-33; Strike Rate: 3.221%; Counterparty: Morgan Stanley & Company, Inc.) (C)(D)	3,495,000	310,652
Over the Counter Option on the EUR vs. GBP (Expiration Date: 4-8-20; Strike Price: EUR 0.87; Counterparty: Deutsche Bank AG) (C)(D)	2,830,000	83,090
Puts 0.9%		289,598
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.221% (Expiration Date: 10-4-33; Strike Rate: 3.221%; Counterparty: Morgan Stanley & Company, Inc.) (C)(D)	3,495,000	188,940
Over the Counter Option on Taiwan SE Weighted Index (Expiration Date: 5-16-19; Strike Price: TWD 10,876.40; Counterparty: Morgan Stanley & Company, Inc.) (C)(D)	2,062	3,839
Over the Counter Option on the EUR vs. GBP (Expiration Date: 4-8-20; Strike Price: EUR 0.87; Counterparty: Deutsche Bank AG) (C)(D)	2,830,000	96,819

	Shares	Value
Common stocks 1.1%		$338,255
(Cost $291,056)
China 1.1%		338,255
Alibaba Group Holding, Ltd., ADR (C)	740	137,323
Baidu, Inc., ADR (C)	171	28,425
Tencent Holdings, Ltd.	3,500	172,507

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 65.6%				$20,970,267
(Cost $20,970,255)
Time deposits 17.5%				5,600,457
BNP Paribas SA	2.350	05-01-19	1,121,272	1,121,272
Credit Agricole SA	2.250	05-01-19	1,015,920	1,015,920
KBC Bank NV	2.370	05-01-19	1,174,330	1,174,330
Natixis SA	2.390	05-01-19	1,171,059	1,171,059
Sumitomo Mitsui Banking Corp.	2.300	05-01-19	1,117,876	1,117,876
U.S. Government 6.2%				1,988,844
U.S. Treasury Bill	2.365	07-25-19	2,000,000	1,988,844

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	11

	Yield (%)	Shares	Value
Money market funds 41.9%			13,380,966
Federated Government Obligations Fund, Institutional Class	2.3014(E)	13,380,966	13,380,966

Total investments (Cost $31,137,481) 97.8%	$31,259,733
Other assets and liabilities, net 2.2%	705,091
Total net assets 100.0%	$31,964,824

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
MXN	Mexican Peso
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing security.
(D)	For this type of option, notional amounts are equivalent to number of contracts.
(E)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
12	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	36	Long	Jul 2019	$4,130,438	$4,163,344	$32,906
FTSE 250 Index Futures	20	Long	Jun 2019	984,417	1,031,132	46,715
Hang Seng China Enterprises Index Futures	26	Long	May 2019	1,909,721	1,903,994	(5,727)
Mini MSCI Emerging Markets Index Futures	23	Long	Jun 2019	1,190,104	1,241,195	51,091
MSCI India Index Futures	19	Long	Jun 2019	1,254,426	1,321,936	67,510
S&P 500 Index E-Mini Futures	12	Long	Jun 2019	1,655,472	1,767,900	112,428
Euro BUND Futures	30	Short	Jun 2019	(5,573,532)	(5,563,382)	10,150
						$315,073
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	3,472,000	USD	80,642	RBC	5/17/2019	—	$(3,995)
ARS	4,077,400	USD	94,725	NOM	6/7/2019	—	(7,501)
AUD	120,000	USD	84,140	SG	5/17/2019	$487	—
AUD	3,212,000	USD	2,275,317	RBC	5/22/2019	—	(9,835)
AUD	20,000	USD	14,295	JPM	6/7/2019	—	(183)
BRL	426,900	USD	109,204	CITI	5/17/2019	—	(460)
BRL	1,920,420	USD	509,107	RBC	6/7/2019	—	(20,748)
CHF	51,283	USD	52,159	BNP	7/12/2019	—	(1,473)
COP	350,700,000	USD	110,923	RBC	5/17/2019	—	(2,548)
COP	1,098,140,000	USD	356,446	NOM	6/7/2019	—	(17,467)
CZK	586,000	USD	25,861	CITI	5/17/2019	—	(209)
CZK	2,145,100	USD	95,537	JPM	6/7/2019	—	(1,581)
EUR	83,000	USD	93,962	JPM	7/12/2019	—	(280)
GBP	216,261	USD	287,261	SG	7/12/2019	—	(4,186)
GBP	70,000	USD	90,889	JPM	7/18/2019	766	—
HUF	20,850,000	USD	73,788	CITI	5/17/2019	—	(1,516)
HUF	77,148,000	USD	279,547	JPM	6/7/2019	—	(11,709)
IDR	3,310,000,000	USD	234,702	JPM	5/17/2019	—	(2,668)
IDR	9,375,400,000	USD	659,933	CITI	6/13/2019	—	(4,423)
INR	5,774,000	USD	82,749	CITI	5/17/2019	46	—
INR	16,183,000	USD	224,228	JPM	6/13/2019	6,784	—
JPY	106,000,000	USD	966,334	BNP	6/17/2019	—	(11,059)
JPY	244,200,000	USD	2,211,824	JPM	6/17/2019	—	(11,086)
MXN	1,823,000	USD	96,079	CITI	5/17/2019	—	(158)
MXN	11,476,200	USD	589,224	JPM	6/7/2019	12,523	—
MYR	224,500	USD	54,387	BARC	5/17/2019	—	(131)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	13

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MYR	783,790	USD	192,834	MSI	6/13/2019	—	$(3,623)
PEN	145,300	USD	44,053	RBC	5/17/2019	—	(139)
PEN	568,320	USD	171,415	RBC	6/7/2019	$183	—
RON	247,900	USD	58,753	JPM	5/17/2019	—	(342)
RON	923,160	USD	220,969	JPM	6/7/2019	—	(3,565)
RUB	5,726,000	USD	89,195	JPM	5/17/2019	—	(756)
RUB	20,054,000	USD	300,557	JPM	6/7/2019	8,478	—
SEK	1,150,000	USD	122,194	MSI	5/23/2019	—	(891)
THB	3,302,000	USD	103,830	CITI	5/17/2019	—	(365)
THB	12,584,400	USD	399,099	MSI	6/7/2019	—	(4,587)
TRY	681,100	USD	116,400	JPM	5/17/2019	—	(3,364)
TRY	969,980	USD	172,780	CITI	6/7/2019	—	(13,946)
USD	288,935	AUD	404,000	JPM	5/17/2019	4,023	—
USD	2,287,916	AUD	3,212,000	JPM	5/22/2019	22,434	—
USD	940,529	AUD	1,315,900	JPM	6/7/2019	12,036	—
USD	93,014	BRL	360,000	RBC	7/18/2019	1,779	—
USD	3,172,838	CAD	4,250,000	RBC	6/27/2019	—	(4,217)
USD	87,210	CHF	86,000	NOM	7/12/2019	2,213	—
USD	158,214	CNY	1,070,000	HSBC	5/23/2019	—	(690)
USD	87,641	CNY	590,000	SG	7/18/2019	50	—
USD	522,957	EUR	468,540	BNP	5/17/2019	—	(3,263)
USD	572,536	EUR	505,000	CITI	5/17/2019	5,368	—
USD	124,804	EUR	110,000	JPM	5/17/2019	1,262	—
USD	1,572,069	EUR	1,409,250	MSI	5/17/2019	—	(10,668)
USD	633,838	EUR	552,300	JPM	6/7/2019	12,392	—
USD	1,791,167	EUR	1,568,535	BNP	7/12/2019	20,759	—
USD	287,261	GBP	216,261	SG	7/12/2019	4,186	—
USD	177,154	GBP	134,900	SG	7/18/2019	523	—
USD	456,282	HKD	3,570,000	SG	7/18/2019	644	—
USD	1,266,433	INR	91,480,000	DB	5/22/2019	—	(44,154)
USD	89,609	INR	6,310,000	JPM	7/17/2019	11	—
USD	1,556,406	KRW	1,744,000,000	DB	6/7/2019	56,849	—
USD	255,653	NOK	2,170,000	BNP	5/16/2019	3,981	—
USD	974,234	NOK	8,287,000	BNP	6/7/2019	12,249	—
USD	104,436	SEK	960,000	SG	5/23/2019	3,174	—
USD	1,241,932	TWD	38,100,000	JPM	6/13/2019	8,132	—
USD	285,017	TWD	8,760,000	JPM	7/18/2019	875	—
USD	70,592	ZAR	1,000,000	BNP	7/18/2019	1,346	—
ZAR	2,063,000	USD	146,460	MSI	5/17/2019	—	(2,508)
ZAR	5,728,600	USD	405,244	DB	6/7/2019	—	(6,531)
						$203,553	$(216,825)
14	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
MSI	Taiwan SE Weighted Index	TWD	10,876.46	May 2019	2,062	2,062	$9,279	$(10,545)
							$9,279	$(10,545)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	18,700,000	USD	3 month LIBOR	Fixed 2.804%	Semi-Annual	Quarterly	Dec 2020	—	$248,324	$248,324
Centrally cleared	2,220,000	USD	3 month LIBOR	Fixed 2.412%	Semi-Annual	Quarterly	Mar 2021	—	331	331
Centrally cleared	3,690,000	USD	Fixed 2.794%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2028	—	(127,215)	(127,215)
Centrally cleared	5,450,000	EUR	6 month EURIBOR	Fixed 1.345%	Annual	Semi-Annual	Jan 2029	—	120,798	120,798
Centrally cleared	170,000,000	JPY	Fixed 0.197%	6 month LIBOR	Semi-Annual	Semi-Annual	Feb 2030	—	(5,069)	(5,069)
Centrally cleared	1,800,000	USD	Fixed 2.682%	3 month LIBOR	Semi-Annual	Quarterly	Feb 2030	—	(26,874)	(26,874)
Centrally cleared	1,530,000	CHF	6 month LIBOR	Fixed 0.386%	Annual	Semi-Annual	Feb 2030	—	28,913	28,913
Centrally cleared	1,380,000	EUR	6 month EURIBOR	Fixed 0.866%	Annual	Semi-Annual	Feb 2030	—	35,257	35,257
Centrally cleared	14,600,000	SEK	3 month STIBOR	Fixed 1.198%	Annual	Quarterly	Feb 2030	—	32,333	32,333
Centrally cleared	179,000,000	JPY	Fixed 0.161%	6 month LIBOR	Semi-Annual	Semi-Annual	Mar 2030	—	1,767	1,767
Centrally cleared	1,760,000	USD	Fixed 2.338%	3 month LIBOR	Semi-Annual	Quarterly	Mar 2030	—	27,586	27,586
Centrally cleared	1,520,000	CHF	6 month LIBOR	Fixed 0.117%	Annual	Semi-Annual	Mar 2030	—	(15,536)	(15,536)
Centrally cleared	1,420,000	EUR	6 month EURIBOR	Fixed 0.589%	Annual	Semi-Annual	Mar 2030	—	(11,342)	(11,342)
Centrally cleared	15,300,000	SEK	3 month STIBOR	Fixed 0.943%	Annual	Quarterly	Mar 2030	—	(9,571)	(9,571)
Centrally cleared	2,630,000	GBP	Fixed 1.414%	6 month LIBOR	Semi-Annual	Semi-Annual	Apr 2030	—	4,313	4,313
Centrally cleared	2,020,000	USD	Fixed 3.221%	3 month LIBOR	Semi-Annual	Quarterly	Oct 2048	—	(70,394)	(70,394)
Centrally cleared	808,000	USD	3 month LIBOR	Fixed 3.221%	Semi-Annual	Quarterly	Oct 2048	$35,827	(7,669)	28,158
Centrally cleared	606,000	USD	Fixed 2.868%	3 month LIBOR	Semi-Annual	Quarterly	Dec 2048	—	(2,521)	(2,521)
								$35,827	$223,431	$259,258

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.32	3.258%	4,984,000	USD	$ 4,984,000	5.000%	Quarterly	Jun 2024	$ 291,272	$ 118,330	$ 409,602
					$4,984,000				$291,272	$118,330	$409,602

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	15

Total return swaps
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	28,446	Sep 2019	BNP	—	$(365)	$(365)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	70,355	Sep 2019	BNP	—	(1,161)	(1,161)
Pay	Tesco PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	69,473	Sep 2019	BNP	—	118	118
Pay	Sports Direct International PLC	1 month GBP LIBOR - 0.10%	Monthly	GBP	36,738	Jan 2020	BNP	—	(2,345)	(2,345)
Pay	Australia and New Zealand Banking Group	1 month AUD BBSW - 0.15%	Monthly	AUD	436,553	May 2019	CITI	—	(20,179)	(20,179)
Pay	Bank of Queensland, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	26,913	May 2019	CITI	—	(665)	(665)
Pay	Bank of Queensland, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	14,293	May 2019	CITI	—	(353)	(353)
Pay	Bank of Queensland, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	59,929	May 2019	CITI	—	(1,482)	(1,482)
Pay	Bendigo & Adelaide Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	7,857	May 2019	CITI	—	(463)	(463)
Pay	Bendigo & Adelaide Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	43,938	May 2019	CITI	—	(2,587)	(2,587)
Pay	Bendigo & Adelaide Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	50,312	May 2019	CITI	—	(2,963)	(2,963)
Pay	Commonwealth Bank of Australia	1 month AUD BBSW - 0.15%	Monthly	AUD	470,672	May 2019	CITI	—	(19,893)	(19,893)
Pay	National Australia Bank, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	433,150	May 2019	CITI	—	(11,162)	(11,162)
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	30,474	May 2019	CITI	—	47	47
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	54,409	May 2019	CITI	—	84	84
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	63,965	May 2019	CITI	—	98	98
Pay	Suncorp Group, Ltd.	1 month AUD BBSW - 0.15%	Monthly	AUD	72,244	May 2019	CITI	—	111	111
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.15%	Monthly	AUD	396,335	May 2019	CITI	—	(21,009)	(21,009)
Pay	Westpac Banking Corp.	1 month AUD BBSW - 0.15%	Monthly	AUD	40,503	May 2019	CITI	—	(2,147)	(2,147)
16	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Pets at Home Group PLC	1 month GBP LIBOR - 0.50%	Monthly	GBP	14,617	Jan 2020	GSI	—	$(1,160)	$(1,160)
Pay	Pets at Home Group PLC	1 month GBP LIBOR - 0.50%	Monthly	GBP	7,251	Jan 2020	GSI	—	(576)	(576)
Pay	Pets at Home Group PLC	1 month GBP LIBOR - 0.50%	Monthly	GBP	18,437	Jan 2020	GSI	—	(1,464)	(1,464)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	27,481	Jul 2019	HSBC	—	(5,021)	(5,021)
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	31,169	Jul 2019	HSBC	—	1,360	1,360
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	26,235	Jul 2019	HSBC	—	(3,004)	(3,004)
Pay	Next PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	118,905	Jul 2019	HSBC	—	(3,240)	(3,240)
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	14,823	Jul 2019	HSBC	—	(1,387)	(1,387)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	6,508	Apr 2020	HSBC	—	(194)	(194)
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	5,198	Apr 2020	HSBC	—	156	156
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	88,638	Apr 2020	HSBC	—	(1,137)	(1,137)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	57,451	Apr 2020	HSBC	—	(948)	(948)
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	10,497	Apr 2020	HSBC	—	189	189
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	46,711	Apr 2020	HSBC	—	1,519	1,519
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	55,916	Sep 2019	SG	—	2,506	2,506
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	28,350	Sep 2019	SG	—	1,324	1,324
Receive	MSCI EM Information Technology Net Total Return Index	1 month USD LIBOR - 0.55%	Monthly	USD	422,873	Jul 2019	GSI	—	14,148	14,148
								—	$(83,245)	$(83,245)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	17

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	7,240,000	GBP	$9,218,350	Fixed 3.390%	GBP - Non-revised RPI	At Maturity	At Maturity	Nov 2021	—	$(79,263)	$(79,263)
Centrally cleared	3,360,000	GBP	4,237,609	Fixed 3.610%	GBP - Non-revised RPI	At Maturity	At Maturity	Dec 2021	—	(66,274)	(66,274)
Centrally cleared	7,240,000	GBP	9,218,350	GBP - Non-revised RPI	Fixed 3.500%	At Maturity	At Maturity	Nov 2024	—	70,702	70,702
Centrally cleared	3,360,000	GBP	4,237,609	GBP - Non-revised RPI	Fixed 3.710%	At Maturity	At Maturity	Dec 2024	—	94,268	94,268
			$26,911,918						—	$19,433	$19,433

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBSW	Bank Bill Swap Rate
18	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
RBC	Royal Bank of Canada
RPI	Retail Price Index
SG	Societe Generale
STIBOR	Stockholm Interbank Offered Rate
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $31,471,010. Net unrealized appreciation aggregated to $685,027, of which $837,691 related to gross unrealized appreciation and $152,664 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $31,137,481)	$31,259,733
Swap contracts, at value	21,660
Receivable for centrally cleared swaps	1,268
Unrealized appreciation on forward foreign currency contracts	203,553
Foreign currency, at value (Cost $205,585)	205,168
Collateral held at broker for futures contracts	507,672
Collateral segregated at custodian for OTC derivative contracts	258,428
Dividends and interest receivable	158,730
Receivable from affiliates	26,901
Other assets	3,533
Total assets	32,646,646
Liabilities
Unrealized depreciation on forward foreign currency contracts	216,825
Written options, at value (Premiums received $9,279)	10,545
Swap contracts, at value	104,905
Payable for futures variation margin	4,032
Payable for collateral on OTC derivatives	258,296
Payable for investments purchased	30,035
Payable to affiliates
Accounting and legal services fees	1,811
Transfer agent fees	18
Trustees' fees	141
Other liabilities and accrued expenses	55,214
Total liabilities	681,822
Net assets	$31,964,824
Net assets consist of
Paid-in capital	$31,120,631
Total distributable earnings (loss)	844,193
Net assets	$31,964,824

20	JOHN HANCOCK Global Focused Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($81,100 ÷ 8,357 shares)[1]	$9.70
Class C ($49,171 ÷ 5,108 shares)[1]	$9.63
Class I ($49,332 ÷ 5,061 shares)	$9.75
Class R6 ($49,370 ÷ 5,056 shares)	$9.76
Class NAV ($31,735,851 ÷ 3,250,777 shares)	$9.76
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.21

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Focused Strategies Fund	21

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Interest	$446,661
Dividends	20,376
Total investment income	467,037
Expenses
Investment management fees	243,972
Distribution and service fees	334
Accounting and legal services fees	3,796
Transfer agent fees	104
Trustees' fees	459
Custodian fees	19,434
State registration fees	44,305
Printing and postage	17,640
Professional fees	38,702
Other	15,020
Total expenses	383,766
Less expense reductions	(126,494)
Net expenses	257,272
Net investment income	209,765
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(736,482)
Futures contracts	(94,395)
Forward foreign currency contracts	416,492
Written options	(65,409)
Swap contracts	268,602
(211,192)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	401,137
Futures contracts	815,219
Forward foreign currency contracts	(131,547)
Written options	189,404
Swap contracts	314,564
1,588,777
Net realized and unrealized gain	1,377,585
Increase in net assets from operations	$1,587,350

22	JOHN HANCOCK Global Focused Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$209,765	$324,252
Net realized gain (loss)	(211,192)	769,260
Change in net unrealized appreciation (depreciation)	1,588,777	(3,464,434)
Increase (decrease) in net assets resulting from operations	1,587,350	(2,370,922)
Distributions to shareholders
From net investment income and net realized gain
Class A	(793)	(575)
Class C	(117)	(402)
Class I	(606)	(398)
Class R6	(648)	(397)
Class NAV	(447,299)	(372,263)
Total distributions	(449,463)	(374,035)
From fund share transactions	(2,380,341)	(11,582,733)
Total decrease	(1,242,454)	(14,327,690)
Net assets
Beginning of period	33,207,278	47,534,968
End of period	$31,964,824	$33,207,278
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Focused Strategies Fund	23

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$9.32	$9.98	$9.58	$10.00
Net investment income (loss)[3]	0.05 [4]	0.04	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.42	(0.62)	0.48	(0.43)
Total from investment operations	0.47	(0.58)	0.46	(0.42)
Less distributions
From net investment income	(0.08)	—	(0.06)	—
From net realized gain	(0.01)	(0.08)	—	—
Total distributions	(0.09)	(0.08)	(0.06)	—
Net asset value, end of period	$9.70	$9.32	$9.98	$9.58
Total return (%)[5,6]	5.16 [7]	(5.86)	4.84	(4.20) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.80 [9]	2.62	2.89	2.92 [9]
Expenses including reductions	1.99 [9]	1.98	1.99	2.00 [9]
Net investment income (loss)	0.97 [4,9]	0.39	(0.17)	0.10 [9]
Portfolio turnover (%)	37	141	91	36

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
24	JOHN HANCOCK Global Focused Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$9.21	$9.92	$9.54	$10.00
Net investment income (loss)[3]	0.01 [4]	(0.04)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.43	(0.59)	0.48	(0.43)
Total from investment operations	0.44	(0.63)	0.39	(0.46)
Less distributions
From net investment income	(0.01)	—	(0.01)	—
From net realized gain	(0.01)	(0.08)	—	—
Total distributions	(0.02)	(0.08)	(0.01)	—
Net asset value, end of period	$9.63	$9.21	$9.92	$9.54
Total return (%)[5,6]	4.82 [7]	(6.41)	4.07	(4.60) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.55 [9]	3.37	3.64	3.67 [9]
Expenses including reductions	2.74 [9]	2.73	2.74	2.75 [9]
Net investment income (loss)	0.23 [4,9]	(0.42)	(0.92)	(0.65) [9]
Portfolio turnover (%)	37	141	91	36

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Focused Strategies Fund	25

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$9.38	$10.00	$9.59	$10.00
Net investment income[3]	0.06 [4]	0.06	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.43	(0.60)	0.48	(0.43)
Total from investment operations	0.49	(0.54)	0.49	(0.41)
Less distributions
From net investment income	(0.11)	—	(0.08)	—
From net realized gain	(0.01)	(0.08)	—	—
Total distributions	(0.12)	(0.08)	(0.08)	—
Net asset value, end of period	$9.75	$9.38	$10.00	$9.59
Total return (%)[5]	5.30 [6]	(5.45)	5.13	(4.10) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.56 [8]	2.38	2.63	2.65 [8]
Expenses including reductions	1.76 [8]	1.74	1.73	1.73 [8]
Net investment income	1.21 [4,8]	0.57	0.09	0.37 [8]
Portfolio turnover (%)	37	141	91	36

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
26	JOHN HANCOCK Global Focused Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$9.40	$10.01	$9.60	$10.00
Net investment income[3]	0.06 [4]	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.42	(0.60)	0.48	(0.43)
Total from investment operations	0.48	(0.53)	0.50	(0.40)
Less distributions
From net investment income	(0.11)	—	(0.09)	—
From net realized gain	(0.01)	(0.08)	—	—
Total distributions	(0.12)	(0.08)	(0.09)	—
Net asset value, end of period	$9.76	$9.40	$10.01	$9.60
Total return (%)[5]	5.28 [6]	(5.34)	5.23	(4.00) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.45 [8]	2.28	2.54	2.56 [8]
Expenses including reductions	1.65 [8]	1.63	1.62	1.62 [8]
Net investment income	1.32 [4,8]	0.68	0.19	0.48 [8]
Portfolio turnover (%)	37	141	91	36

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Focused Strategies Fund	27

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$9.40	$10.01	$9.60	$10.00
Net investment income[3]	0.06 [4]	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.43	(0.60)	0.48	(0.43)
Total from investment operations	0.49	(0.53)	0.50	(0.40)
Less distributions
From net investment income	(0.12)	—	(0.09)	—
From net realized gain	(0.01)	(0.08)	—	—
Total distributions	(0.13)	(0.08)	(0.09)	—
Net asset value, end of period	$9.76	$9.40	$10.01	$9.60
Total return (%)[5]	5.30 [6]	(5.34)	5.23	(4.00) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$33	$47	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	2.44 [7]	2.26	2.52	2.54 [7]
Expenses including reductions	1.63 [7]	1.62	1.62	1.62 [7]
Net investment income	1.34 [4,7]	0.76	0.20	0.48 [7]
Portfolio turnover (%)	37	141	91	36

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 4-13-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
28	JOHN HANCOCK Global Focused Strategies Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Focused Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

At its in-person meeting held March 26-28, 2019, the Board of Trustees of the Trust (the "Board") approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The fund was closed to new orders from shareholders to purchase shares of the fund beginning on April 30, 2019. On May 17, 2019, the fund distributed pro rata all of its net assets to its shareholders, and all outstanding shares were redeemed and cancelled.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       29

price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$3,328,943	—	$3,328,943	—
Corporate bonds	5,843,104	—	5,843,104	—
Common stocks	338,255	$165,748	172,507	—

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       30

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Purchased options	779,165	$95,825	$683,340	—
Short-term investments	20,970,267	13,380,966	7,589,301	—
Total investments in securities	$31,259,734	$13,642,539	$17,617,195	—
Derivatives:
Assets
Futures	$320,800	$206,575	$114,225	—
Forward foreign currency contracts	203,553	—	203,553	—
Swap contracts	1,124,012	—	1,124,012	—
Liabilities
Futures	(5,727)	—	(5,727)	—
Forward foreign currency contracts	(216,825)	—	(216,825)	—
Written options	(10,545)	—	(10,545)	—
Swap contracts	(518,964)	—	(518,964)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

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The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $998.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31,2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from USGAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book tax differences are primarily attributable to foreign currency transactions, derivative transactions, characterization of distributions, and amortization and accretion on debt securities.

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Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the

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futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Receivable / payable for futures variation margin is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2019, the fund used futures contracts to gain exposure to certain securities markets and to foreign bond markets, maintain diversity of the fund and manage exposure to equity volatility. The fund held futures contracts with notional values ranging from $15.0 million to $25.4 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $31.4 million to $37.3 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

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When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

An interest rate swaption is an option to enter into an interest rate swap.

During the six months ended April 30, 2019, the fund used purchased options contracts to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets, manage duration of the fund and to maintain diversity of the fund. The fund held purchased options contracts with market values ranging from $779,000 to $2.2 million, as measured at each quarter end.

During the six months ended April 30, 2019, the fund wrote option contracts to gain exposure to foreign currency and certain securities markets, to maintain diversity of the fund and to manage against anticipated changes in currency exchange rates and securities markets. The fund held written options contracts with market values ranging from $11,000 to $1.1 million, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

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During the six months ended April 30, 2019, the fund used interest rate swap contracts to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to the treasuries market. The fund held interest rate swaps with total USD notional amounts ranging from $53.8 million to $103.6 million, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps—Buyer

During the six months ended April 30, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging up to $547,000, as measured at each quarter end.

Credit default swaps—Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the six months ended April 30, 2019, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $5.0 million to $8.6 million, as measured at each quarter end.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the six months ended April 30, 2019, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation. The fund held inflation swaps with total USD notional amounts ranging from $21.2 million to $26.9 million, as measured at each quarter end.

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Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the six months ended April 30, 2019, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the fund. The fund held total return swaps with total USD notional amounts ranging from $3.0 million to $6.0 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin	Futures†	$277,744	($5,727)
Interest rate	Receivable/payable for futures variation margin	Futures†	43,056	—
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	203,553	(216,825)
Foreign currency	Unaffiliated investments, at value*	Purchased options	179,909	—
Equity	Unaffiliated investments, at value*	Purchased options	99,664	—
Interest rate	Unaffiliated investments, at value*	Purchased options	499,592	—
Equity	Written options, at value	Written options	—	(10,545)
Equity	Swap contracts, at value	Total return swaps^	21,660	(104,905)
Credit	Swap contracts, at value	Credit default swaps^	409,602	—
Interest rate	Swap contracts, at value	Interest rate swaps^	527,780	(268,522)
Interest rate	Swap contracts, at value	Inflation swaps^	164,970	(145,537)
Total			$2,427,530	($752,061)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in Fund's investment.
^ Reflects cumulative value of swap contracts. Payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the

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counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

OTC Financial Instruments	Asset	Liability
Purchased options	$683,340	—
Forward foreign currency contracts	203,553	($216,825)
Written options	—	(10,545)
Total return swaps	21,660	(104,905)
Totals	$908,553	($332,275)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Barclays Bank PLC	($131)	—	—	($131)
BNP Paribas	18,787	—	—	18,787
Citibank, N.A.	(98,226)	—	—	(98,226)
Deutsche Bank AG	186,073	$270,000	—	(83,927)
Goldman Sachs International	10,948	—	—	10,948
HSBC Bank PLC	(12,397)	—	—	(12,397)
JPMorgan Chase Bank, N.A.	54,182	—	—	54,182
Morgan Stanley & Co. International PLC	470,609	690,000	—	(219,391)
Nomura Global Financial Products, Inc.	(22,755)	—	—	(22,755)
Royal Bank of Canada	(39,520)	—	—	(39,520)
Societe Generale	8,708	—	—	8,708
Total	$576,278	$960,000	—	($383,722)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	$91,349	$91,349
Equity	$17,569	($339,294)	—	($321,091)	66,333	(576,483)
Foreign currency	(46,179)	—	$416,492	—	—	370,313
Interest rate	(323,442)	244,899	—	255,682	110,920	288,059
Total	($352,052)	($94,395)	$416,492	($65,409)	$268,602	$173,238
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	$184,996	$184,996
Equity	$78,569	$776,024	—	$33,297	(65,470)	822,420
Foreign currency	20,181	—	($131,547)	—	—	(111,366)
Interest rate	(153,009)	39,195	—	156,107	195,038	237,331
Total	(54,259)	$815,219	($131,547)	$189,404	$314,564	$1,133,381
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.550% of the first $500 million of the fund's average daily net assets; and (b) 1.500% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Standard Life Investment (Corporate Funds) Limited. Effective January 1, 2019, Standard Life Investments (USA) Limited was replaced by Aberdeen Standard Investments, Inc. as the fund's sub-subadvisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 1.62% of average daily net assets of the fund. For

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purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 29, 2020, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$314	Class R6	$192
Class C	191	Class NAV	125,605
Class I	192	Total	$126,494

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.75% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $69 for the six months ended April 30, 2019. Of this amount, $13 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $56 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs

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received by the Distributor amounted to $69 for Class A shares. During the six months ended April 30, 2019, there were no CDSCs received by the Distributor for Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$97	$44
Class C	237	27
Class I	—	30
Class R6	—	3
Total	$334	$104

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	575	$5,420	2,506	$23,804
Distributions reinvested	34	313	18	176
Repurchased	(494)	(4,610)	(6,528)	(63,836)
Net increase (decrease)	115	$1,123	(4,004)	$(39,856)
Class C shares
Repurchased	—	—	(4,892)	$(48,039)
Net decrease	—	—	(4,892)	$(48,039)
Class I shares
Repurchased	—	—	(4,939)	$(48,946)
Net decrease	—	—	(4,939)	$(48,946)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       41

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Repurchased	—	—	(4,944)	$(49,045)
Net decrease	—	—	(4,944)	$(49,045)
Class NAV shares
Sold	6	$52	132,550	$1,297,840
Distributions reinvested	48,779	447,299	37,909	372,263
Repurchased	(307,696)	(2,828,815)	(1,368,143)	(13,066,950)
Net decrease	(258,911)	$(2,381,464)	(1,197,684)	$(11,396,847)
Total net decrease	(258,796)	$(2,380,341)	(1,216,463)	$(11,582,733)

Affiliates of the fund owned 61%, 100%,100%, 100% and 100% of shares of Class A, Class C, Class I, Class R6 and Class NAV, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $4,602,232 and $14,059,273, respectively, for the six months ended April 30, 2019.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex, John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio had an affiliated ownership of 5% or more at 99.3% of the fund's net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, Inc.

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Portfolio Manager

David Sol

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF647917	462SA 4/19 6/19

John Hancock

Global Thematic Opportunities Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

The bond markets, for their part, have been somewhat steadier during the whole of the period, with longer-term yields falling and credit segments of the market generally posting gains as well. That said, a briefly inverted yield curve only added to investors' anxieties about the state of the economy and the direction of markets.

Unpredictable environments like these are one reason we recommend investors talk to their financial advisors about what role alternative investments might play in their portfolios. Whether seeking broader diversification or reduced volatility, alternatives can be an important part of a wide range of portfolios.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Thematic Opportunities Fund

2	Portfolio Summary
4	Your expenses
6	Fund's investments
9	Financial statements
12	Financial highlights
17	Notes to financial statements
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       1

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 COUNTRIES AS OF 4/30/19 (%)

United States	61.7
United Kingdom	5.5
Ireland	5.0
France	4.8
Switzerland	3.9
South Korea	3.6
China	3.2
Germany	2.5
Hong Kong	2.5
Japan	2.4
TOTAL	95.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       2

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Visa, Inc., Class A	4.0
Apple, Inc.	3.9
UnitedHealth Group, Inc.	3.0
Thermo Fisher Scientific, Inc.	3.0
Kering SA	2.9
Roche Holding AG	2.9
Mondi PLC	2.7
Fidelity National Financial, Inc.	2.7
Fidelity National Information Services, Inc.	2.6
Allegion PLC	2.6
TOTAL	30.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 14, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns[2]	$1,000.00	$1,141.00	$4.82	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns[2]	1,000.00	1,138.00	7.84	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns[2]	1,000.00	1,142.00	3.81	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns[2]	1,000.00	1,142.00	3.48	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class NAV	Actual expenses/actual returns[2]	1,000.00	1,143.00	3.40	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	The inception date for fund is 12-14-18. Actual Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 138/365 (to reflect the period).
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	5

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 96.7%		$367,508,550
(Cost $334,831,168)
Canada 0.9%		3,335,086
West Fraser Timber Company, Ltd.	64,782	3,335,086
China 3.2%		12,070,055
ENN Energy Holdings, Ltd.	401,400	3,793,626
Tencent Holdings, Ltd.	87,000	4,288,027
Vipshop Holdings, Ltd., ADR (A)	463,229	3,988,402
France 4.8%		18,299,250
Kering SA (B)	18,930	11,201,958
Legrand SA	96,492	7,097,292
Germany 2.5%		9,567,632
Siemens AG	79,795	9,567,632
Hong Kong 2.5%		9,463,347
China Mobile, Ltd.	575,000	5,486,306
Guangdong Investment, Ltd.	2,126,000	3,977,041
Ireland 5.0%		18,864,805
Allegion PLC	100,705	9,992,957
Kingspan Group PLC	168,749	8,871,848
Japan 2.4%		9,323,010
Horiba, Ltd.	88,200	5,342,029
Yahoo Japan Corp.	1,491,300	3,980,981
Netherlands 1.3%		5,024,660
NXP Semiconductors NV	47,573	5,024,660
Singapore 1.6%		5,956,053
Oversea-Chinese Banking Corp., Ltd.	668,600	5,956,053
South Korea 1.4%		5,292,696
Woongjin Coway Company, Ltd.	70,433	5,292,696
Switzerland 3.9%		14,868,703
Roche Holding AG	41,613	10,980,146
Stadler Rail AG (A)	91,793	3,888,557
United Kingdom 5.5%		20,983,038
Bunzl PLC	225,656	6,806,041
Mondi PLC	465,254	10,224,091
Severn Trent PLC	148,502	3,952,906
6	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States 61.7%		$234,460,215
Alexion Pharmaceuticals, Inc. (A)	13,855	1,886,079
Allergan PLC	39,380	5,788,860
American Water Works Company, Inc.	36,340	3,931,625
AO Smith Corp.	78,388	4,120,857
Apple, Inc.	73,385	14,726,168
Aqua America, Inc.	88,875	3,471,458
Boston Scientific Corp. (A)	240,996	8,945,772
Cigna Corp.	24,876	3,951,304
Comcast Corp., Class A	219,891	9,571,855
Expedia Group, Inc.	57,762	7,499,818
Facebook, Inc., Class A (A)	32,596	6,304,066
Fidelity National Financial, Inc.	252,600	10,091,370
Fidelity National Information Services, Inc.	86,678	10,048,581
Global Payments, Inc.	41,670	6,086,737
Halozyme Therapeutics, Inc. (A)	113,800	1,835,594
International Flavors & Fragrances, Inc. (B)	29,035	4,000,733
IPG Photonics Corp. (A)(B)	24,954	4,360,212
Johnson & Johnson	54,070	7,634,684
KLA-Tencor Corp.	51,117	6,516,395
Littelfuse, Inc.	28,062	5,641,865
MSA Safety, Inc.	53,665	5,898,320
Neurocrine Biosciences, Inc. (A)	22,177	1,602,066
Packaging Corp. of America	79,523	7,885,501
Sage Therapeutics, Inc. (A)	11,194	1,883,167
Sensata Technologies Holding PLC (A)	83,152	4,152,611
Stanley Black & Decker, Inc.	34,549	5,064,883
Synopsys, Inc. (A)	66,933	8,104,248
The Toro Company	99,040	7,244,776
Thermo Fisher Scientific, Inc.	40,723	11,298,596
Total System Services, Inc.	79,336	8,111,313
Trimble, Inc. (A)	154,367	6,301,261
UnitedHealth Group, Inc.	48,522	11,309,023
Visa, Inc., Class A	91,834	15,100,265
Xylem, Inc.	117,668	9,813,511

Zebra Technologies Corp., Class A (A)	20,255	4,276,641
Preferred securities 2.2%		$8,415,382
(Cost $8,275,635)
South Korea 2.2%		8,415,382
Samsung Electronics Company, Ltd.	263,795	8,415,382

	Yield (%)	Shares	Value
Securities lending collateral 4.6%			$17,439,072
(Cost $17,439,510)
John Hancock Collateral Trust (C)	2.5189(D)	1,742,705	17,439,072

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	7

Total investments (Cost $360,546,313) 103.5%	$393,363,004
Other assets and liabilities, net (3.5%)	(13,372,666)
Total net assets 100.0%	$379,990,338

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $360,546,313. Net unrealized appreciation aggregated to $32,816,691, of which $36,813,179 related to gross unrealized appreciation and $3,996,488 related to gross unrealized depreciation.
8	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $343,106,803) including $16,769,403 of securities loaned	$375,923,932
Affiliated investments, at value (Cost $17,439,510)	17,439,072
Total investments, at value (Cost $360,546,313)	393,363,004
Cash	3,921,279
Dividends and interest receivable	622,874
Receivable for fund shares sold	767
Receivable for securities lending income	839
Receivable from affiliates	18,098
Other assets	124,344
Total assets	398,051,205
Liabilities
Payable for fund shares repurchased	567,030
Payable upon return of securities loaned	17,439,510
Payable to affiliates
Accounting and legal services fees	20,161
Transfer agent fees	25
Trustees' fees	314
Other liabilities and accrued expenses	33,827
Total liabilities	18,060,867
Net assets	$379,990,338
Net assets consist of
Paid-in capital	$342,935,816
Total distributable earnings (loss)	37,054,522
Net assets	$379,990,338

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($273,010 ÷ 23,925 shares)[1]	$11.41
Class C ($56,890 ÷ 5,000 shares)[1]	$11.38
Class I ($57,103 ÷ 5,000 shares)	$11.42
Class R6 ($62,825 ÷ 5,499 shares)	$11.42
Class NAV ($379,540,510 ÷ 33,212,464 shares)	$11.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	9

STATEMENT OF OPERATIONS For the period ended 4-30-191 (unaudited)

Investment income
Dividends	$1,906,556
Interest	83,800
Securities lending	839
Less foreign taxes withheld	(153,593)
Total investment income	1,837,602
Expenses
Investment management fees	788,090
Distribution and service fees	294
Accounting and legal services fees	20,859
Transfer agent fees	94
Trustees' fees	1,088
Custodian fees	37,862
State registration fees	25,896
Printing and postage	4,829
Professional fees	55,389
Other	11,037
Total expenses	945,438
Less expense reductions	(148,716)
Net expenses	796,722
Net investment income	1,040,880
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,202,570
3,202,570
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	32,811,510
Affiliated investments	(438)
32,811,072
Net realized and unrealized gain	36,013,642
Increase in net assets from operations	$37,054,522
[1] Period from 12-14-18 (commencement of operations) to 4-30-19.
10	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-19[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,040,880
Net realized gain	3,202,570
Change in net unrealized appreciation (depreciation)	32,811,072
Increase in net assets resulting from operations	37,054,522
From fund share transactions	342,935,816
Total increase	379,990,338
Net assets
Beginning of period	—
End of period	$379,990,338

[1]	Period from 12-14-18 (commencement of operations) to 4-30-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized gain (loss) on investments	1.38
Total from investment operations	1.41
Net asset value, end of period	$11.41
Total return (%)[3,4]	14.10 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36 [7]
Expenses including reductions	1.19 [7]
Net investment income	0.66 [7]
Portfolio turnover (%)	27

[1]	Period from 12-14-18 (commencement of operations) to 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
12	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	— [3]
Net realized and unrealized gain (loss) on investments	1.38
Total from investment operations	1.38
Net asset value, end of period	$11.38
Total return (%)[4,5]	13.80 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11 [8]
Expenses including reductions	1.94 [8]
Net investment loss	(0.13) [8]
Portfolio turnover (%)	27

[1]	Period from 12-14-18 (commencement of operations) to 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	13

CLASS I SHARES Period ended	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.04
Net realized and unrealized gain (loss) on investments	1.38
Total from investment operations	1.42
Net asset value, end of period	$11.42
Total return (%)[3]	14.20 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13 [6]
Expenses including reductions	0.94 [6]
Net investment income	0.88 [6]
Portfolio turnover (%)	27

[1]	Period from 12-14-18 (commencement of operations) to 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
14	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.04
Net realized and unrealized gain (loss) on investments	1.38
Total from investment operations	1.42
Net asset value, end of period	$11.42
Total return (%)[3]	14.20 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [6]
Expenses including reductions	0.86 [6]
Net investment income	0.94 [6]
Portfolio turnover (%)	27

[1]	Period from 12-14-18 (commencement of operations) to 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	15

CLASS NAV SHARES Period ended	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.04
Net realized and unrealized gain (loss) on investments	1.39
Total from investment operations	1.43
Net asset value, end of period	$11.43
Total return (%)[3]	14.30 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$380
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [5]
Expenses including reductions	0.84 [5]
Net investment income	1.09 [5]
Portfolio turnover (%)	27

[1]	Period from 12-14-18 (commencement of operations) to 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The fund commenced operations on December 14, 2018.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       17

existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$3,335,086	$3,335,086	—	—
China	12,070,055	3,988,402	$8,081,653	—
France	18,299,250	—	18,299,250	—
Germany	9,567,632	—	9,567,632	—
Hong Kong	9,463,347	—	9,463,347	—
Ireland	18,864,805	9,992,957	8,871,848	—
Japan	9,323,010	—	9,323,010	—
Netherlands	5,024,660	5,024,660	—	—
Singapore	5,956,053	—	5,956,053	—
South Korea	5,292,696	—	5,292,696	—
Switzerland	14,868,703	—	14,868,703	—
United Kingdom	20,983,038	—	20,983,038	—
United States	234,460,215	234,460,215	—	—
Preferred securities	8,415,382	—	8,415,382	—
Securities lending collateral	17,439,072	17,439,072	—	—
Total investments in securities	$393,363,004	$274,240,392	$119,122,612	—

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       18

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2019, the fund loaned securities valued at $16,769,403 and received $17,439,510 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       19

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the period ended April 30, 2019 were $1.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The fund's federal tax returns will be subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       20

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund's aggregate average daily net assets; (b) 0.815% of the next $250 million of the fund's aggregate average daily net assets, (c) 0.790% of the next $500 million of the fund's aggregate average daily net assets; (d) 0.750% of the next $1 billion of the fund's aggregate average daily net assets; and (e) 0.730% of the fund's aggregate average daily net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.84% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expense. This current limitation expires on February 29, 2020, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C and Class I shares to limit expenses for the class, to the extent that expenses exceed 1.19%, 1.94% and 0.94%, respectively, of average net assets of the class. Expenses, means all expenses if the applicable classes, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expense. This current limitation expires on February 29, 2020, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

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For the period ended April 30, 2019, the expense reduction described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$76	Class R6	$36
Class C	35	Class NAV	148,531
Class I	38	Total	$148,716

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the period ended April 30, 2019 were equivalent to a net annual effective rate of 0.68% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the period ended April 30, 2019, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended April 30, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       22

Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$95	$43
Class C	199	23
Class I	—	25
Class R6	—	3
Total	$294	$94

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the period ended April 30, 2019 were as follows:

		Period ended 4-30-19
	Shares	Amount
Class A shares
Sold	24,408	$263,854
Repurchased	(483)	(5,080)
Net increase	23,925	$258,774
Class C shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class I shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R6 shares
Sold	5,499	$55,500
Net increase	5,499	$55,500
Class NAV shares
Sold	34,130,839	$352,763,022
Repurchased	(918,375)	(10,241,480)
Net increase	33,212,464	$342,521,542
Total net increase	33,251,888	$342,935,816

Affiliates of the fund owned 21%, 100%, 100%, 91% and 100% of shares of Class A, Class C, Class I, Class R6 and Class NAV, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

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Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $403,598,633 and $63,755,880, respectively, for the period ended April 30, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex held 99.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	50.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	27.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	22.3%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	2,298,978	(556,273)	1,742,705	—	—	—	($438)	$17,439,072
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on December 11-13, 2018, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Global Thematic Opportunities Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Pictet Asset Management SA (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar mutual funds, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the December meeting and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board also took into account information with respect to the New Fund presented at its September 11-13, 2018 in-person meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       25

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

The Board's conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       26

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of their respective benchmarks and/or peer groups. The Board also considered that a composite of comparable accounts managed by the Subadvisor outperformed an applicable benchmark for the one-year period ended December 31, 2017 and underperformed the applicable benchmark for the one-year period ended September 30, 2018. The Board took into account the relatively short performance history of the composite. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund's anticipated management fees, which include both advisory and administrative costs, were lower than the peer group median. The Board also noted that the New Fund's anticipated net total expenses were below the peer group median for Class A and Class R6 shares. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board also took into account management's discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       27

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       28

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business;
(b)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisor;
(c)	the proposed subadvisory fee for the New Fund, including any breakpoints; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       29

assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board also considered the New Fund's subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted that the New Fund's anticipated subadvisory fees were lower than the peer group median.

Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       30

(2)	a composite of comparable accounts managed by the Subadvisor outperformed an applicable benchmark for the one-year period ended December 31, 2017 and underperformed the applicable benchmark for the one-year period ended September 30, 2018. The Board took into account the relatively short performance history of the composite;
(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Pictet Asset Management SA

Portfolio Managers

Hans Peter Portner, CFA
Gertjan Van Der Geer

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837970	471SA 4/19 6/19

John Hancock

ESG All Cap Core Fund

Semiannual report 4/30/19
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG All Cap Core Fund

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Alphabet, Inc., Class A	3.8
Microsoft Corp.	3.0
Mastercard, Inc., Class A	2.5
Bank of America Corp.	2.3
PayPal Holdings, Inc.	2.2
American Water Works Company, Inc.	1.9
Verizon Communications, Inc.	1.9
Merck & Company, Inc.	1.8
SBA Communications Corp.	1.7
The Travelers Companies, Inc.	1.6
TOTAL	22.7
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	5.30	10.77	4.82	34.54
Class C	8.98	11.90	8.80	38.57
Class I2	11.15	13.04	10.44	42.70
Class R6[2]	11.28	13.16	10.48	43.13
Index†	12.78	14.41	9.53	47.79

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I or Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.84	2.59	1.60	1.49
Net (%)	1.17	1.92	0.93	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P Composite 1500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P Composite 1500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	13,857	13,857	14,779
Class I2	6-6-16	14,270	14,270	14,779
Class R6[2]	6-6-16	14,313	14,313	14,779

The S&P Composite 1500 Index combines three indexes, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-16.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,103.00	$6.10	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,098.00	9.99	1.92%
	Hypothetical example	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,104.40	4.90	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,104.80	4.28	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	7

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 96.9%		$25,668,123
(Cost $20,302,119)
Communication services 7.1%		1,878,668
Diversified telecommunication services 1.9%
Verizon Communications, Inc.	8,738	499,726
Interactive media and services 3.8%
Alphabet, Inc., Class A (A)	842	1,009,524
Media 1.4%
Omnicom Group, Inc.	4,616	369,418
Consumer discretionary 9.9%		2,618,816
Auto components 0.7%
BorgWarner, Inc.	4,130	172,510
Hotels, restaurants and leisure 1.3%
Starbucks Corp.	4,535	352,279
Household durables 0.6%
Newell Brands, Inc.	10,754	154,643
Internet and direct marketing retail 0.9%
Booking Holdings, Inc. (A)	129	239,294
Multiline retail 1.3%
Target Corp.	4,430	342,971
Specialty retail 3.0%
The Home Depot, Inc.	1,919	390,900
The TJX Companies, Inc.	7,256	398,209
Textiles, apparel and luxury goods 2.1%
Lululemon Athletica, Inc. (A)	1,547	272,813
NIKE, Inc., Class B	3,361	295,197
Consumer staples 7.1%		1,879,761
Food and staples retailing 1.5%
Costco Wholesale Corp.	1,676	411,508
Food products 3.2%
General Mills, Inc.	5,344	275,056
Lamb Weston Holdings, Inc.	3,474	243,354
McCormick & Company, Inc.	2,081	320,412
Household products 1.0%
The Procter & Gamble Company	2,405	256,084
Personal products 1.4%
Unilever NV	6,170	373,347
8	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy 4.1%		$1,074,974
Energy equipment and services 0.6%
Core Laboratories NV	2,470	156,573
Oil, gas and consumable fuels 3.5%
EOG Resources, Inc.	3,490	335,215
Marathon Petroleum Corp.	4,502	274,037
ONEOK, Inc.	4,551	309,149
Financials 12.7%		3,374,208
Banks 7.7%
Bank of America Corp.	19,751	603,986
East West Bancorp, Inc.	5,749	295,959
First Republic Bank	3,984	420,790
KeyCorp	17,306	303,720
The PNC Financial Services Group, Inc.	2,948	403,670
Capital markets 1.1%
The Bank of New York Mellon Corp.	6,090	302,429
Insurance 3.9%
Aflac, Inc.	7,370	371,301
Reinsurance Group of America, Inc.	1,579	239,234
The Travelers Companies, Inc.	3,013	433,119
Health care 13.6%		3,613,653
Biotechnology 1.2%
Celgene Corp. (A)	3,418	323,548
Health care equipment and supplies 2.3%
Becton, Dickinson and Company	1,085	261,203
Medtronic PLC	4,017	356,750
Health care providers and services 3.9%
Cigna Corp.	2,179	346,112
CVS Health Corp.	2,494	135,624
LHC Group, Inc. (A)	1,838	204,220
Quest Diagnostics, Inc.	3,580	345,040
Life sciences tools and services 3.7%
Illumina, Inc. (A)	777	242,424
IQVIA Holdings, Inc. (A)	2,867	398,226
Waters Corp. (A)	1,547	330,346
Pharmaceuticals 2.5%
Johnson & Johnson	1,401	197,821
Merck & Company, Inc.	6,001	472,339
Industrials 9.5%		2,508,390
Aerospace and defense 1.0%
Hexcel Corp.	3,887	274,850
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	9

	Shares	Value
Industrials (continued)
Building products 0.8%
Johnson Controls International PLC	5,450	$204,375
Commercial services and supplies 0.7%
Interface, Inc.	10,731	172,125
Construction and engineering 0.8%
Quanta Services, Inc.	5,191	210,755
Electrical equipment 1.2%
Eaton Corp. PLC	3,871	320,596
Machinery 4.0%
The Middleby Corp. (A)	2,163	285,797
Wabtec Corp.	4,915	364,054
Xylem, Inc.	4,884	407,326
Road and rail 1.0%
J.B. Hunt Transport Services, Inc.	2,842	268,512
Information technology 21.5%		5,690,602
Electronic equipment, instruments and components 2.0%
IPG Photonics Corp. (A)	1,118	195,348
Trimble, Inc. (A)	8,122	331,540
IT services 4.7%
Mastercard, Inc., Class A	2,576	654,922
PayPal Holdings, Inc. (A)	5,256	592,719
Semiconductors and semiconductor equipment 4.1%
Analog Devices, Inc.	2,584	300,364
First Solar, Inc. (A)	4,017	247,166
NXP Semiconductors NV	2,640	278,837
Xilinx, Inc.	2,065	248,089
Software 9.3%
Adobe, Inc. (A)	1,360	393,380
ANSYS, Inc. (A)	1,360	266,288
Blackbaud, Inc.	1,879	148,986
LogMeIn, Inc.	2,324	191,498
Microsoft Corp.	6,131	800,709
Palo Alto Networks, Inc. (A)	1,433	356,573
salesforce.com, Inc. (A)	1,838	303,913
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	1,895	380,270
Materials 4.1%		1,096,564
Chemicals 4.1%
Air Products & Chemicals, Inc.	1,717	353,341
Ecolab, Inc.	2,122	390,618
International Flavors & Fragrances, Inc.	2,559	352,605
10	JOHN HANCOCK ESG ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 4.1%		$1,081,821
Equity real estate investment trusts 4.1%
AvalonBay Communities, Inc.	1,239	248,952
Federal Realty Investment Trust	1,126	150,715
HCP, Inc.	7,507	223,558
SBA Communications Corp. (A)	2,251	458,596
Utilities 3.2%		850,666
Electric utilities 1.3%
Avangrid, Inc.	6,705	343,363
Water utilities 1.9%
American Water Works Company, Inc.	4,689	507,303

	Yield (%)	Shares	Value
Short-term investments 1.4%			$378,037
(Cost $378,037)
Money market funds 1.4%			378,037
Federated Government Obligations Fund, Institutional Class	2.3014(B)	378,037	378,037

Total investments (Cost $20,680,156) 98.3%	$26,046,160
Other assets and liabilities, net 1.7%	462,128
Total net assets 100.0%	$26,508,288

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $20,690,141. Net unrealized appreciation aggregated to $5,356,019, of which $6,049,680 related to gross unrealized appreciation and $693,661 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $20,680,156)	$26,046,160
Cash	50,000
Dividends and interest receivable	26,262
Receivable for fund shares sold	364,159
Receivable from affiliates	1,351
Other assets	56,155
Total assets	26,544,087
Liabilities
Payable for fund shares repurchased	792
Payable to affiliates
Accounting and legal services fees	1,750
Transfer agent fees	2,333
Trustees' fees	59
Other liabilities and accrued expenses	30,865
Total liabilities	35,799
Net assets	$26,508,288
Net assets consist of
Paid-in capital	$21,188,211
Total distributable earnings (loss)	5,320,077
Net assets	$26,508,288

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,281,898 ÷ 554,646 shares)[1]	$13.13
Class C ($1,707,569 ÷ 131,707 shares)[1]	$12.96
Class I ($16,116,864 ÷ 1,225,726 shares)	$13.15
Class R6 ($1,401,957 ÷ 106,605 shares)	$13.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$196,056
Interest	2,871
Less foreign taxes withheld	(498)
Total investment income	198,429
Expenses
Investment management fees	87,877
Distribution and service fees	15,943
Accounting and legal services fees	2,786
Transfer agent fees	13,687
Trustees' fees	314
Custodian fees	12,750
State registration fees	32,052
Printing and postage	9,414
Professional fees	16,671
Other	7,348
Total expenses	198,842
Less expense reductions	(74,264)
Net expenses	124,578
Net investment income	73,851
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(68,499)
(68,499)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,360,552
2,360,552
Net realized and unrealized gain	2,292,053
Increase in net assets from operations	$2,365,904

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$73,851	$77,731
Net realized gain (loss)	(68,499)	922,268
Change in net unrealized appreciation (depreciation)	2,360,552	164,278
Increase in net assets resulting from operations	2,365,904	1,164,277
Distributions to shareholders
From net investment income and net realized gain
Class A	(273,395)	(136,603)
Class C	(63,251)	(24,824)
Class I	(618,633)	(315,431)
Class R6	(53,336)	(30,156)
Total distributions	(1,008,615)	(507,014)
From fund share transactions	1,856,809	2,267,090
Total increase	3,214,098	2,924,353
Net assets
Beginning of period	23,294,190	20,369,837
End of period	$26,508,288	$23,294,190
14	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.44	$12.03	$10.14	$10.00
Net investment income[3]	0.03	0.03	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.18	0.66	1.95	0.10
Total from investment operations	1.21	0.69	1.99	0.14
Less distributions
From net investment income	(0.03)	(0.04)	(0.07)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.52)	(0.28)	(0.10)	—
Net asset value, end of period	$13.13	$12.44	$12.03	$10.14
Total return (%)[4,5]	10.30 [6]	5.80	19.73	1.40 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81 [7]	1.83	2.34	2.62 [7]
Expenses including reductions	1.17 [7]	1.17	1.18	1.19 [7]
Net investment income	0.52 [7]	0.23	0.38	0.47 [7,8]
Portfolio turnover (%)	13	19	21	13

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	15

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.31	$11.96	$10.11	$10.00
Net investment income (loss)[3]	(0.01)	(0.07)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	1.15	0.66	1.95	0.10
Total from investment operations	1.14	0.59	1.91	0.11
Less distributions
From net investment income	—	—	(0.03)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.49)	(0.24)	(0.06)	—
Net asset value, end of period	$12.96	$12.31	$11.96	$10.11
Total return (%)[4,5]	9.80 [6]	4.98	18.90	1.10 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.56 [7]	2.58	3.09	3.37 [7]
Expenses including reductions	1.92 [7]	1.92	1.93	1.94 [7]
Net investment loss	(0.23) [7]	(0.52)	(0.37)	(0.28) [7,8]
Portfolio turnover (%)	13	19	21	13

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
16	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.47	$12.06	$10.15	$10.00
Net investment income[3]	0.05	0.06	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.17	0.66	1.95	0.10
Total from investment operations	1.22	0.72	2.02	0.15
Less distributions
From net investment income	(0.05)	(0.07)	(0.08)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.54)	(0.31)	(0.11)	—
Net asset value, end of period	$13.15	$12.47	$12.06	$10.15
Total return (%)[4]	10.44 [5]	6.02	20.07	1.50 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$14	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57 [6]	1.59	2.08	2.36 [6]
Expenses including reductions	0.94 [6]	0.93	0.92	0.92 [6]
Net investment income	0.75 [6]	0.47	0.64	0.74 [6,7]
Portfolio turnover (%)	13	19	21	13

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG All Cap Core Fund	17

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.48	$12.07	$10.16	$10.00
Net investment income[3]	0.05	0.07	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.18	0.66	1.95	0.10
Total from investment operations	1.23	0.73	2.03	0.16
Less distributions
From net investment income	(0.07)	(0.08)	(0.09)	—
From net realized gain	(0.49)	(0.24)	(0.03)	—
Total distributions	(0.56)	(0.32)	(0.12)	—
Net asset value, end of period	$13.15	$12.48	$12.07	$10.16
Total return (%)[4]	10.48 [5]	6.14	20.14	1.60 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46 [6]	1.49	1.99	2.26 [6]
Expenses including reductions	0.82 [6]	0.82	0.81	0.81 [6]
Net investment income	0.87 [6]	0.58	0.75	0.84 [6,7]
Portfolio turnover (%)	13	19	21	13

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
18	JOHN HANCOCK ESG All Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG All Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       19

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       20

allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,020.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2018.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       21

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis, to the sum of: (a) 0.750% of the first $250 million of the fund's average daily net assets; (b) 0.725% of the next $250 million of the fund's average daily net assets; (c) 0.700% of the next $500 million of the fund's average daily net assets, and (d) 0.700% of the fund's average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.81% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 29, 2020, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$20,648	Class R6	$3,850
Class C	4,946	Total	$74,264
Class I	44,820

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.12% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       22

was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,172 for the six months ended April 30, 2019. Of this amount, $1,644 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,529 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $17 for Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$8,144	$3,661
Class C	7,799	877
Class I	—	9,066
Class R6	—	83
Total	$15,943	$13,687

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       23

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	33,103	$418,272	98,833	$1,227,519
Distributions reinvested	4,704	54,470	1,547	18,777
Repurchased	(4,858)	(59,186)	(47,602)	(601,766)
Net increase	32,949	$413,556	52,778	$644,530
Class C shares
Sold	6,970	$86,751	29,199	$370,783
Distributions reinvested	1,649	18,911	259	3,125
Repurchased	(4,989)	(60,673)	(3,630)	(45,696)
Net increase	3,630	$44,989	25,828	$328,212
Class I shares
Sold	108,840	$1,364,573	114,921	$1,463,771
Distributions reinvested	10,852	125,775	3,174	38,537
Repurchased	(20,588)	(242,533)	(17,372)	(216,440)
Net increase	99,104	$1,247,815	100,723	$1,285,868
Class R6 shares
Sold	12,419	$155,117	2,799	$35,277
Distributions reinvested	239	2,775	98	1,197
Repurchased	(591)	(7,443)	(2,214)	(27,994)
Net increase	12,067	$150,449	683	$8,480
Total net increase	147,750	$1,856,809	180,012	$2,267,090

Affiliates of the fund owned 76%, 68%, 75% and 84% of shares of Class A, Class C, Class I and Class R6, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $3,183,626 and $2,977,938, respectively, for the six months ended April 30, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Trillium Asset Management, LLC

Portfolio Managers

Stephanie R. Leighton, CFA[1]
Elizabeth R. Levy, CFA
Cheryl I. Smith, Ph.D., CFA

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

[1] Effective June 30, 2019, Stephanie Leighton will no longer serve as a portfolio manager of the fund.

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG ALL CAP CORE FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837942	466SA 4/19 6/19

John Hancock

ESG Large Cap Core Fund

Semiannual report 4/30/19
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

TOTAL RETURNS AS OF 4/30/19 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Microsoft Corp.	5.1
Alphabet, Inc., Class A	4.3
Mastercard, Inc., Class A	3.2
Bank of America Corp.	2.7
Apple, Inc.	2.6
Verizon Communications, Inc.	2.5
Cisco Systems, Inc.	2.3
The TJX Companies, Inc.	2.3
American Water Works Company, Inc.	2.2
The Travelers Companies, Inc.	2.1
TOTAL	29.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	10.03	11.45	5.29	36.97
Class C	13.89	12.61	9.44	41.15
Class I2	15.98	13.73	10.91	45.23
Class R6[2]	16.18	13.87	11.02	45.76
Index†	13.49	14.66	9.76	48.71

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.56	2.31	1.32	1.21
Net (%)	1.17	1.92	0.93	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P 500 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	6-6-16	14,115	14,115	14,871
Class I2	6-6-16	14,523	14,523	14,871
Class R6[2]	6-6-16	14,576	14,576	14,871

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-6-2016.
2	For certain types of investors as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,108.00	$ 6.12	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,104.40	10.02	1.92%
	Hypothetical example	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,109.10	4.92	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,110.20	4.29	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	7

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 99.0%		$60,179,898
(Cost $49,805,227)
Communication services 9.6%		5,810,790
Diversified telecommunication services 2.5%
Verizon Communications, Inc.	26,403	1,509,988
Interactive media and services 6.2%
Alphabet, Inc., Class A (A)	2,186	2,620,927
Facebook, Inc., Class A (A)	5,988	1,158,079
Media 0.9%
Omnicom Group, Inc.	6,520	521,796
Consumer discretionary 10.1%		6,148,789
Hotels, restaurants and leisure 1.8%
Starbucks Corp.	13,819	1,073,460
Internet and direct marketing retail 0.9%
Booking Holdings, Inc. (A)	303	562,062
Multiline retail 1.6%
Target Corp.	12,222	946,227
Specialty retail 4.8%
The Home Depot, Inc.	4,752	967,982
The TJX Companies, Inc.	25,357	1,391,592
Tractor Supply Company	5,570	576,495
Textiles, apparel and luxury goods 1.0%
NIKE, Inc., Class B	7,184	630,971
Consumer staples 8.4%		5,099,426
Food and staples retailing 2.9%
Costco Wholesale Corp.	4,295	1,054,551
Sysco Corp.	10,455	735,718
Food products 2.1%
General Mills, Inc.	12,107	623,147
McCormick & Company, Inc.	4,105	632,047
Household products 1.4%
The Procter & Gamble Company	8,002	852,053
Personal products 2.0%
Unilever NV	19,863	1,201,910
Energy 3.8%		2,300,081
Energy equipment and services 0.3%
National Oilwell Varco, Inc.	6,082	158,983
Oil, gas and consumable fuels 3.5%
EOG Resources, Inc.	5,722	549,598
8	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Oil Corp.	25,756	$438,882
Marathon Petroleum Corp.	8,287	504,430
ONEOK, Inc.	9,542	648,188
Financials 12.4%		7,567,492
Banks 6.7%
Bank of America Corp.	53,241	1,628,110
First Republic Bank	4,505	475,818
KeyCorp	39,479	692,856
The PNC Financial Services Group, Inc.	9,257	1,267,561
Capital markets 1.2%
The Bank of New York Mellon Corp.	14,637	726,873
Insurance 4.5%
Aflac, Inc.	16,955	854,194
Lincoln National Corp.	9,314	621,430
The Travelers Companies, Inc.	9,048	1,300,650
Health care 15.2%		9,218,417
Biotechnology 2.5%
Biogen, Inc. (A)	1,406	322,311
Celgene Corp. (A)	9,029	854,685
Gilead Sciences, Inc.	5,226	339,899
Health care equipment and supplies 3.6%
Baxter International, Inc.	13,078	997,851
Becton, Dickinson and Company	2,262	544,554
Medtronic PLC	6,824	606,039
Health care providers and services 2.8%
Cigna Corp.	6,178	981,314
CVS Health Corp.	4,942	268,746
Quest Diagnostics, Inc.	4,828	465,323
Life sciences tools and services 2.5%
Illumina, Inc. (A)	1,939	604,968
IQVIA Holdings, Inc. (A)	6,653	924,102
Pharmaceuticals 3.8%
Johnson & Johnson	8,668	1,223,922
Merck & Company, Inc.	13,781	1,084,703
Industrials 9.1%		5,519,076
Air freight and logistics 0.7%
United Parcel Service, Inc., Class B	3,992	424,030
Commercial services and supplies 1.1%
Waste Management, Inc.	6,140	659,068
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	9

	Shares	Value
Industrials (continued)
Electrical equipment 1.7%
Eaton Corp. PLC	7,222	$598,126
Rockwell Automation, Inc.	2,567	463,883
Industrial conglomerates 0.8%
3M Company	2,433	461,078
Machinery 2.4%
Ingersoll-Rand PLC	6,501	797,088
Xylem, Inc.	7,584	632,506
Professional services 1.5%
Verisk Analytics, Inc.	6,501	917,551
Road and rail 0.9%
J.B. Hunt Transport Services, Inc.	5,988	565,746
Information technology 22.4%		13,651,957
Communications equipment 2.3%
Cisco Systems, Inc.	25,186	1,409,157
IT services 5.2%
Mastercard, Inc., Class A	7,603	1,932,987
PayPal Holdings, Inc. (A)	10,797	1,217,578
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	5,360	623,046
First Solar, Inc. (A)	6,805	418,712
NXP Semiconductors NV	4,562	481,838
Texas Instruments, Inc.	4,866	573,361
Software 8.9%
Adobe, Inc. (A)	3,307	956,550
Autodesk, Inc. (A)	2,433	433,585
Microsoft Corp.	23,779	3,105,537
Palo Alto Networks, Inc. (A)	3,668	912,708
Technology hardware, storage and peripherals 2.6%
Apple, Inc.	7,908	1,586,898
Materials 2.0%		1,212,091
Chemicals 2.0%
Ecolab, Inc.	3,440	633,235
International Flavors & Fragrances, Inc.	4,201	578,856
Real estate 2.9%		1,755,903
Equity real estate investment trusts 2.9%
American Tower Corp.	3,877	757,178
AvalonBay Communities, Inc.	2,528	507,951
HCP, Inc.	16,480	490,774
10	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 3.1%		$1,895,876
Electric utilities 0.9%
Avangrid, Inc.	10,797	552,914
Water utilities 2.2%
American Water Works Company, Inc.	12,413	1,342,962

	Yield (%)	Shares	Value
Short-term investments 0.7%			$444,305
(Cost $444,305)
Money market funds 0.7%			444,305
Federated Government Obligations Fund, Institutional Class	2.3014(B)	444,305	444,305

Total investments (Cost $50,249,532) 99.7%	$60,624,203
Other assets and liabilities, net 0.3%	189,865
Total net assets 100.0%	$60,814,068

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $50,251,084. Net unrealized appreciation aggregated to $10,373,119, of which $11,145,642 related to gross unrealized appreciation and $772,523 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $50,249,532)	$60,624,203
Cash	50,001
Dividends and interest receivable	57,978
Receivable for fund shares sold	80,187
Other assets	59,717
Total assets	60,872,086
Liabilities
Payable for fund shares repurchased	8,659
Payable to affiliates
Investment management fees	992
Accounting and legal services fees	4,048
Transfer agent fees	5,476
Trustees' fees	75
Other liabilities and accrued expenses	38,768
Total liabilities	58,018
Net assets	$60,814,068
Net assets consist of
Paid-in capital	$49,874,682
Total distributable earnings (loss)	10,939,386
Net assets	$60,814,068

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,951,206 ÷ 572,947 shares)[1]	$13.88
Class C ($2,170,716 ÷ 158,249 shares)[1]	$13.72
Class I ($49,034,151 ÷ 3,529,396 shares)	$13.89
Class R6 ($1,657,995 ÷ 119,317 shares)	$13.90
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$480,158
Interest	8,700
Less foreign taxes withheld	(330)
Total investment income	488,528
Expenses
Investment management fees	199,198
Distribution and service fees	17,851
Accounting and legal services fees	6,317
Transfer agent fees	32,500
Trustees' fees	562
Custodian fees	16,067
State registration fees	33,859
Printing and postage	12,842
Professional fees	20,421
Other	8,730
Total expenses	348,347
Less expense reductions	(82,666)
Net expenses	265,681
Net investment income	222,847
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	447,609
447,609
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,947,448
4,947,448
Net realized and unrealized gain	5,395,057
Increase in net assets from operations	$5,617,904

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$222,847	$269,462
Net realized gain	447,609	864,756
Change in net unrealized appreciation (depreciation)	4,947,448	2,093,090
Increase in net assets resulting from operations	5,617,904	3,227,308
Distributions to shareholders
From net investment income and net realized gain
Class A	(132,154)	(60,024)
Class C	(27,487)	(9,377)
Class I	(966,307)	(389,576)
Class R6	(35,007)	(15,064)
Total distributions	(1,160,955)	(474,041)
From fund share transactions	4,620,279	10,939,440
Total increase	9,077,228	13,692,707
Net assets
Beginning of period	51,736,840	38,044,133
End of period	$60,814,068	$51,736,840
14	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.79	$11.81	$10.11	$10.00
Net investment income[3]	0.04	0.06	0.07	0.04
Net realized and unrealized gain (loss) on investments	1.31	1.04	1.71	0.07
Total from investment operations	1.35	1.10	1.78	0.11
Less distributions
From net investment income	(0.05)	(0.03)	(0.08)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.26)	(0.12)	(0.08)	—
Net asset value, end of period	$13.88	$12.79	$11.81	$10.11
Total return (%)[4,5]	10.80 [6]	9.41	17.68	1.10 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48 [7]	1.55	2.23	2.73 [7]
Expenses including reductions	1.17 [7]	1.17	1.18	1.19 [7]
Net investment income	0.66 [7]	0.46	0.59	0.64 [7,8]
Portfolio turnover (%)	13	22	17	23

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	15

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.64	$11.73	$10.08	$10.00
Net investment income (loss)[3]	(0.01)	(0.04)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	1.30	1.04	1.70	0.07
Total from investment operations	1.29	1.00	1.68	0.08
Less distributions
From net investment income	—	—	(0.03)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.21)	(0.09)	(0.03)	—
Net asset value, end of period	$13.72	$12.64	$11.73	$10.08
Total return (%)[4,5]	10.44 [6]	8.61	16.75	0.80 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.23 [7]	2.30	2.98	3.48 [7]
Expenses including reductions	1.92 [7]	1.92	1.93	1.94 [7]
Net investment loss	(0.10) [7]	(0.30)	(0.16)	(0.11) [7,8]
Portfolio turnover (%)	13	22	17	23

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
16	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.82	$11.84	$10.12	$10.00
Net investment income[3]	0.06	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.30	1.04	1.73	0.07
Total from investment operations	1.36	1.13	1.81	0.12
Less distributions
From net investment income	(0.08)	(0.06)	(0.09)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.29)	(0.15)	(0.09)	—
Net asset value, end of period	$13.89	$12.82	$11.84	$10.12
Total return (%)[4]	10.91 [5]	9.64	18.02	1.20 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$42	$30	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25 [6]	1.31	1.97	2.47 [6]
Expenses including reductions	0.94 [6]	0.93	0.92	0.92 [6]
Net investment income	0.90 [6]	0.69	0.69	0.88 [6,7]
Portfolio turnover (%)	13	22	17	23

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	17

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$12.83	$11.85	$10.13	$10.00
Net investment income[3]	0.06	0.10	0.11	0.06
Net realized and unrealized gain (loss) on investments	1.31	1.04	1.71	0.07
Total from investment operations	1.37	1.14	1.82	0.13
Less distributions
From net investment income	(0.09)	(0.07)	(0.10)	—
From net realized gain	(0.21)	(0.09)	—	—
Total distributions	(0.30)	(0.16)	(0.10)	—
Net asset value, end of period	$13.90	$12.83	$11.85	$10.13
Total return (%)[4]	11.02 [5]	9.76	18.09	1.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14 [6]	1.20	1.87	2.38 [6]
Expenses including reductions	0.82 [6]	0.82	0.81	0.81 [6]
Net investment income	1.01 [6]	0.80	0.97	0.99 [6,7]
Portfolio turnover (%)	13	22	17	23

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
18	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       19

securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,037.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       20

fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2018.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund's average daily net assets; b) 0.725% of the next $250 million of the fund's average daily net assets; c) 0.700% of the next $500 million of the fund's average daily net assets; and d) 0.700% of the fund's average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       21

asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.81% of average net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 29, 2020, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$10,641	Class R6	$2,334
Class C	2,908	Total	$82,666
Class I	66,783

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.44% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       22

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,742 for the six months ended April 30, 2019. Of this amount, $1,243 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,499 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $23 for Class C shares. During the six months ended April 30, 2019, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$8,539	$3,839
Class C	9,312	1,047
Class I	—	27,511
Class R6	—	103
Total	$17,851	$32,500

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest Expense
Borrower	$1,349,639	1	2.350%	$88

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       23

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	84,559	$1,086,318	73,296	$928,680
Distributions reinvested	2,034	24,757	647	7,814
Repurchased	(14,387)	(180,892)	(49,026)	(613,354)
Net increase	72,206	$930,183	24,917	$323,140
Class C shares
Sold	40,165	$481,626	29,099	$372,962
Distributions reinvested	711	8,570	70	847
Repurchased	(4,868)	(60,223)	(3,566)	(44,138)
Net increase	36,008	$429,973	25,603	$329,671
Class I shares
Sold	666,018	$8,546,174	785,841	$10,446,427
Distributions reinvested	22,481	273,605	2,054	24,834
Repurchased	(458,633)	(5,605,164)	(41,141)	(524,845)
Net increase	229,866	$3,214,615	746,754	$9,946,416
Class R6 shares
Sold	2,975	$39,046	26,119	$351,512
Distributions reinvested	654	7,949	10	118
Repurchased	(118)	(1,487)	(921)	(11,417)
Net increase	3,511	$45,508	25,208	$340,213
Total net increase	341,591	$4,620,279	822,482	$10,939,440

Affiliates of the fund owned 73%, 57%, 68% and 76% of shares of Class A, Class C, Class I, and Class R6, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $10,248,271 and $6,747,003, respectively, for the six months ended April 30, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Trillium Asset Management, LLC

Portfolio Managers

Stephanie R. Leighton, CFA[1]
Elizabeth R. Levy, CFA
Cheryl I. Smith, Ph.D., CFA[1]

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

[1] Effective June 30, 2019, Stephanie Leighton will no longer serve as a portfolio manager of the fund. Following that date, Cheryl Smith will serve as lead portfolio manager of the fund.

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG LARGE CAP CORE FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837950	467SA 4/19 6/19

John Hancock

ESG International Equity Fund

Semiannual report 4/30/19
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; developed country stock markets lost ground as fears of slowing economic growth, the potential consequences of mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those concerns were quelled as favorable earnings reports and early signs of progress with the China trade dispute sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the U.S. Federal Reserve.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
18	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The MSCI ACWI ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Roche Holding AG	3.0
ING Groep NV	2.6
Naspers, Ltd., N Shares	2.6
Novartis AG	2.3
Ping An Insurance Group Company of China, Ltd., H Shares	2.2
Hoya Corp.	2.2
Alibaba Group Holding, Ltd., ADR	2.1
Equinor ASA	2.1
Ferguson PLC	2.1
Unilever NV	2.1
TOTAL	23.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       3

TOP 10 COUNTRIES AS OF 4/30/19 (%)

Japan	12.5
Switzerland	8.9
Germany	7.8
China	7.7
United Kingdom	6.8
Denmark	4.7
Netherlands	4.6
France	4.0
Hong Kong	3.8
South Africa	3.6
TOTAL	64.4
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-4.79	9.65	6.26	24.50
Class I2	0.49	12.35	11.95	31.90
Class R6[2]	0.53	12.44	11.98	32.16
Index†	-3.23	8.81	9.12	22.24

Performance figures assume all distributions have been reinvested. Figures reflect the maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6
Gross (%)	1.62	1.38	1.27
Net (%)	1.27	1.03	0.92

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI ACWI ex USA Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG International Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI ACWI ex USA Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	12-14-16	13,190	13,190	12,224
Class R6[2]	12-14-16	13,216	13,216	12,224

The MSCI ACWI ex USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-14-16.
2	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,118.30	$6.67	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class I	Actual expenses/actual returns	1,000.00	1,119.50	5.47	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,119.80	4.89	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 97.6%		$55,400,859
(Cost $49,933,247)
Australia 1.7%		976,001
Macquarie Group, Ltd.	10,270	976,001
Belgium 1.5%		840,191
Umicore SA	21,650	840,191
Brazil 1.4%		813,853
Itau Unibanco Holding SA, ADR	94,087	813,853
Canada 1.9%		1,066,570
Canadian Pacific Railway, Ltd.	4,760	1,066,570
Chile 1.5%		846,806
Sociedad Quimica y Minera de Chile SA, ADR	23,760	846,806
China 7.7%		4,380,045
Alibaba Group Holding, Ltd., ADR (A)	6,505	1,207,133
BYD Company, Ltd., H Shares	69,000	470,833
Ctrip.com International, Ltd., ADR (A)	9,400	414,070
ENN Energy Holdings, Ltd.	57,075	539,415
Ping An Insurance Group Company of China, Ltd., H Shares	101,000	1,222,571
Sunny Optical Technology Group Company, Ltd.	43,000	526,023
Denmark 4.7%		2,676,171
Novo Nordisk A/S, B Shares	22,105	1,083,025
Novozymes A/S, B Shares	11,805	551,002
Orsted A/S (B)	13,589	1,042,144
Finland 2.1%		1,185,087
Nokia OYJ	107,110	562,824
Sampo OYJ, A Shares	13,590	622,263
France 4.0%		2,281,611
Air Liquide SA	5,335	709,728
AXA SA	25,405	677,466
Schneider Electric SE	10,570	894,417
Germany 7.8%		4,439,009
Bayerische Motoren Werke AG	4,910	418,866
Covestro AG (B)	6,095	334,907
Deutsche Telekom AG	47,245	791,588
Infineon Technologies AG	26,675	632,349
KION Group AG	9,479	652,088
SAP SE	7,990	1,029,981
Vonovia SE	11,590	579,230
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	9

	Shares	Value
Hong Kong 3.8%		$2,125,892
AIA Group, Ltd.	104,000	1,064,901
Beijing Enterprises Water Group, Ltd. (A)	754,000	467,852
Hang Lung Properties, Ltd.	252,000	593,139
India 2.0%		1,147,073
HDFC Bank, Ltd., ADR	10,005	1,147,073
Indonesia 2.9%		1,619,448
Bank Rakyat Indonesia Persero Tbk PT (A)	3,586,497	1,102,688
Kalbe Farma Tbk PT	4,763,000	516,760
Japan 12.5%		7,113,726
Daikin Industries, Ltd.	7,800	993,092
Hoya Corp.	17,300	1,221,858
Keyence Corp.	1,200	749,753
Nippon Telegraph & Telephone Corp.	10,700	445,210
ORIX Corp.	73,100	1,035,522
Panasonic Corp.	47,200	434,627
Shimano, Inc.	5,100	749,615
Shiseido Company, Ltd.	12,800	1,006,822
Sundrug Company, Ltd.	17,800	477,227
Mexico 1.6%		899,106
Grupo Financiero Banorte SAB de CV, Series O	141,900	899,106
Netherlands 4.6%		2,630,588
ASML Holding NV	3,210	670,285
ING Groep NV	116,475	1,486,230
Wessanen	36,515	474,073
Norway 2.1%		1,190,151
Equinor ASA	53,390	1,190,151
Russia 1.6%		932,756
Yandex NV, Class A (A)	24,920	932,756
South Africa 3.6%		2,019,003
Growthpoint Properties, Ltd.	306,840	533,381
Naspers, Ltd., N Shares	5,775	1,485,622
South Korea 2.9%		1,615,357
LG Household & Health Care, Ltd.	610	743,301
Samsung Electronics Company, Ltd.	22,180	872,056
Spain 2.9%		1,645,858
Melia Hotels International SA	61,869	613,234
Red Electrica Corp. SA	20,305	421,409
Repsol SA	36,020	611,215
10	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden 3.5%		$1,981,695
Assa Abloy AB, B Shares	39,060	835,008
Atlas Copco AB, B Shares	24,095	686,278
Svenska Handelsbanken AB, A Shares	42,150	460,409
Switzerland 8.9%		5,065,187
Alcon, Inc. (A)	3,163	182,153
Ferguson PLC	16,709	1,189,113
Julius Baer Group, Ltd. (A)	14,300	690,760
Novartis AG	15,816	1,295,965
Roche Holding AG	6,470	1,707,196
Taiwan 1.1%		614,576
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	14,025	614,576
Thailand 2.5%		1,439,171
Advanced Info Service PCL, Foreign Quota Shares	97,500	580,706
Kasikornbank PCL, Foreign Quota Shares	143,700	858,465
United Kingdom 6.8%		3,855,928
Croda International PLC	12,138	822,218
Dechra Pharmaceuticals PLC	15,470	537,669
Reckitt Benckiser Group PLC	8,530	690,133
Spirax-Sarco Engineering PLC	5,860	631,812
Unilever NV	19,405	1,174,096

Total investments (Cost $49,933,247) 97.6%	$55,400,859
Other assets and liabilities, net 2.4%	1,381,773
Total net assets 100.0%	$56,782,632

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $50,002,113. Net unrealized appreciation aggregated to $5,398,746, of which $7,673,063 related to gross unrealized appreciation and $2,274,317 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $49,933,247)	$55,400,859
Cash	1,233,762
Foreign currency, at value(Cost $24,680)	24,680
Dividends and interest receivable	284,295
Receivable for fund shares sold	20,549
Receivable for investments sold	10,841
Receivable from affiliates	5,117
Other assets	37,899
Total assets	57,018,002
Liabilities
Payable for investments purchased	171,103
Payable for fund shares repurchased	5,808
Payable to affiliates
Accounting and legal services fees	4,023
Transfer agent fees	5,212
Trustees' fees	84
Other liabilities and accrued expenses	49,140
Total liabilities	235,370
Net assets	$56,782,632
Net assets consist of
Paid-in capital	$51,846,017
Total distributable earnings (loss)	4,936,615
Net assets	$56,782,632

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,881,729 ÷ 542,311 shares)[1]	$12.69
Class I ($47,923,290 ÷ 3,773,825 shares)	$12.70
Class R6 ($1,977,613 ÷ 155,702 shares)	$12.70
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$752,084
Interest	11,304
Less foreign taxes withheld	(80,369)
Total investment income	683,019
Expenses
Investment management fees	238,083
Distribution and service fees	8,020
Accounting and legal services fees	6,774
Transfer agent fees	34,413
Trustees' fees	643
Custodian fees	22,558
State registration fees	24,144
Printing and postage	11,741
Professional fees	24,185
Other	10,822
Total expenses	381,383
Less expense reductions	(83,669)
Net expenses	297,714
Net investment income	385,305
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(821,280)
(821,280)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,912,646
6,912,646
Net realized and unrealized gain	6,091,366
Increase in net assets from operations	$6,476,671

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$385,305	$739,691
Net realized gain (loss)	(821,280)	761,271
Change in net unrealized appreciation (depreciation)	6,912,646	(7,403,828)
Increase (decrease) in net assets resulting from operations	6,476,671	(5,902,866)
Distributions to shareholders
From net investment income and net realized gain
Class A	(154,779)	(51,910)
Class I	(1,280,775)	(492,614)
Class R6	(50,231)	(21,679)
Total distributions	(1,485,785)	(566,203)
From fund share transactions	(4,279,099)	6,497,363
Total increase	711,787	28,294
Net assets
Beginning of period	56,070,845	56,042,551
End of period	$56,782,632	$56,070,845
14	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$11.63	$12.96	$10.00
Net investment income[3]	0.07	0.14	0.13
Net realized and unrealized gain (loss) on investments	1.27	(1.37)	2.83
Total from investment operations	1.34	(1.23)	2.96
Less distributions
From net investment income	(0.11)	(0.04)	—
From net realized gain	(0.17)	(0.06)	—
Total distributions	(0.28)	(0.10)	—
Net asset value, end of period	$12.69	$11.63	$12.96
Total return (%)[4,5]	11.83 [6]	(9.55)	29.60 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57 [7]	1.62	2.11 [7]
Expenses including reductions	1.27 [7]	1.27	1.28 [7]
Net investment income	1.23 [7]	1.06	1.27 [7]
Portfolio turnover (%)	16	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	15

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$11.66	$13.00	$10.00
Net investment income[3]	0.08	0.17	0.11
Net realized and unrealized gain (loss) on investments	1.27	(1.38)	2.89
Total from investment operations	1.35	(1.21)	3.00
Less distributions
From net investment income	(0.14)	(0.07)	—
From net realized gain	(0.17)	(0.06)	—
Total distributions	(0.31)	(0.13)	—
Net asset value, end of period	$12.70	$11.66	$13.00
Total return (%)[4]	11.95 [5]	(9.37)	30.00 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$48	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34 [6]	1.38	1.85 [6]
Expenses including reductions	1.04 [6]	1.03	1.02 [6]
Net investment income	1.39 [6]	1.28	1.07 [6]
Portfolio turnover (%)	16	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$11.67	$13.00	$10.00
Net investment income[3]	0.09	0.18	0.17
Net realized and unrealized gain (loss) on investments	1.26	(1.37)	2.83
Total from investment operations	1.35	(1.19)	3.00
Less distributions
From net investment income	(0.15)	(0.08)	—
From net realized gain	(0.17)	(0.06)	—
Total distributions	(0.32)	(0.14)	—
Net asset value, end of period	$12.70	$11.67	$13.00
Total return (%)[4]	11.98 [5]	(9.21)	30.00 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22 [6]	1.28	1.75 [6]
Expenses including reductions	0.93 [6]	0.92	0.93 [6]
Net investment income	1.61 [6]	1.38	1.64 [6]
Portfolio turnover (%)	16	19	10

[1]	Six months ended 4-30-19. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	17

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       18

Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$976,001	—	$976,001	—
Belgium	840,191	—	840,191	—
Brazil	813,853	$813,853	—	—
Canada	1,066,570	1,066,570	—	—
Chile	846,806	846,806	—	—
China	4,380,045	1,621,203	2,758,842	—
Denmark	2,676,171	—	2,676,171	—
Finland	1,185,087	—	1,185,087	—
France	2,281,611	—	2,281,611	—
Germany	4,439,009	—	4,439,009	—
Hong Kong	2,125,892	—	2,125,892	—
India	1,147,073	1,147,073	—	—
Indonesia	1,619,448	—	1,619,448	—
Japan	7,113,726	—	7,113,726	—
Mexico	899,106	899,106	—	—
Netherlands	2,630,588	—	2,630,588	—
Norway	1,190,151	—	1,190,151	—
Russia	932,756	932,756	—	—
South Africa	2,019,003	—	2,019,003	—
South Korea	1,615,357	—	1,615,357	—

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       19

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Spain	1,645,858	—	$1,645,858	—
Sweden	1,981,695	—	1,981,695	—
Switzerland	5,065,187	—	5,065,187	—
Taiwan	614,576	$614,576	—	—
Thailand	1,439,171	—	1,439,171	—
United Kingdom	3,855,928	—	3,855,928	—
Total investments in securities	$55,400,859	$7,941,943	$47,458,916	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       20

up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,046.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       21

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $250 million of the fund's average daily net assets; (b) 0.800% of the next $500 million of the fund's average daily net assets, and (c) 0.750% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.91% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 29, 2020, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$9,619	Class R6	$2,743
Class I	71,307	Total	$83,669

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fee, including the impact of waivers and reimbursement as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.55% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       22

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,147 for the six months ended April 30, 2019. Of this amount, $512 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,635 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019. there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$8,020	$3,605
Class I	—	30,683
Class R6	—	125
Total	$8,020	$34,413

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       23

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	15,187	$183,094	93,233	$1,220,975
Distributions reinvested	2,647	29,607	481	6,132
Repurchased	(37,948)	(437,660)	(28,343)	(361,652)
Net increase (decrease)	(20,114)	$(224,959)	65,371	$865,455
Class I shares
Sold	477,827	$5,562,492	590,662	$7,614,457
Distributions reinvested	30,644	342,595	7,150	91,161
Repurchased	(829,574)	(9,981,839)	(168,733)	(2,118,304)
Net increase (decrease)	(321,103)	$(4,076,752)	429,079	$5,587,314
Class R6 shares
Sold	1,922	$22,936	3,940	$51,016
Distributions reinvested	142	1,589	4	49
Repurchased	(157)	(1,913)	(491)	(6,471)
Net increase	1,907	$22,612	3,453	$44,594
Total net increase (decrease)	(339,310)	$(4,279,099)	497,903	$6,497,363

Affiliates of the fund owned 83%, 80% and 96% of shares of Class A, Class I and Class R6, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $8,947,309 and $14,558,009, respectively, for the six months ended April 30, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Common Asset Management, LLC

Portfolio Managers

Praveen S. Abichandani, CFA
Corné Biemans
Matt A. Zalosh, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837948	469SA 4/19 6/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2019